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As Filed with the Securities and Exchange Commission on April 28, 2003

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REGISTRATION NO. 333-30844

811-05846

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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POST-EFFECTIVE AMENDMENT NO. 7

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TO

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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AND AMENDMENT NO. 54

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TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Name of Depositor)

ONE SUN LIFE EXECUTIVE PARK

WELLESLEY HILLS, MASSACHUSETTS 02481

(Address of Depositor's Principal Executive Offices)

DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

112 WORCESTER STREET

WELLESLEY HILLS, MASSACHUSETTS 02481

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

JOAN E. BOROS, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400 EAST

WASHINGTON, D.C. 20007-0805

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

      / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485

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      / X/ ON May 1, 2003 PURSUANT TO PARAGRAPH (b) OF RULE 485

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      / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

      / / ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

      / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

PART A

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PROSPECTUS

MAY 1, 2003

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FUTURITY III

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals. You may choose among a number of variable investment options and fixed options. The variable options are Sub-Accounts in the Variable Account, each of which invests in one of the following funds or (the "Funds"):

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Large-Cap Value Equity Funds	Mid-Cap Value Equity Funds
AllianceBernstein VP Growth and Income Portfolio	First Eagle Overseas Variable Fund
Franklin Templeton VIP Trust Templeton Foreign	Lord Abbett Series Fund Mid Cap Value Portfolio
Securities Fund - Class 2	SCSM Neuberger Berman Mid Cap Value Fund
Franklin Templeton VIP Trust Templeton Growth	Mid-Cap Blend Equity Funds
Securities Fund - Class 2	Lord Abbett Series Fund International Portfolio
Goldman Sachs VIT CORESM U.S. Equity Fund	SCSM Blue Chip Mid Cap Fund
MFS/Sun Life Total Return - S Class	SCSM Value Mid Cap Fund
SCSM Davis Venture Value Fund	Mid-Cap Growth Equity Funds
SCSM Value Equity Fund	AIM V.I. Capital Appreciation Fund
SCSM Value Managed Fund	INVESCO VIF Dynamics Fund
Large-Cap Blend Equity Funds	SCSM Neuberger Berman Mid Cap Growth Fund
AIM V.I. Core Equity Fund	Small-Cap Blend Equity Funds
AIM V.I. Premier Equity Fund	JPMorgan Small Company Portfolio[2]
Alger American Income & Growth Portfolio[1]	SCSM Value Small Cap Fund
AllianceBernstein VP Worldwide Privatization Portfolio	Small-Cap Growth Equity Funds
Fidelity VIP Contrafund(R) Portfolio, Service Class 2	Alger American Small Capitalization Portfolio[1]
Fidelity VIP Overseas Portfolio, Service Class 2	AllianceBernstein VP Quasar Portfolio
Goldman Sachs VIT Capital Growth Fund	Goldman Sachs VIT CORESM Small Cap Equity Fund[2]
JPMorgan International Opportunities Portfolio[2]	INVESCO VIF Small Company Growth Fund
JPMorgan U.S. Large Cap Core Equity Portfolio[2]	MFS/ Sun Life New Discovery - S Class
Lord Abbett Series Fund Growth and Income Portfolio	SCSM Alger Small Capitalization Fund
MFS/ Sun Life Massachusetts Investors Trust - S Class	Large-Cap Blend Sector Equity Funds
Rydex VT Nova Fund	SCSM Davis Financial Fund
SCSM Alger Income & Growth Fund	Large-Cap Growth Sector Equity Funds
SCSM Investors Foundation Fund	AllianceBernstein VP Technology Portfolio
SCSM Select Equity Fund	Mid-Cap Value Sector Equity Funds
Large-Cap Growth Equity Funds	Sun Capital Real Estate Fund(R)
AIM V.I. Growth Fund	Mid-Cap Blend Sector Equity Funds
AIM V.I. International Growth Fund	MFS/ Sun Life Utilities - S Class
Alger American Growth Portfolio[1]	Sun CapitalSM All Cap Fund
AllianceBernstein VP Premier Growth Portfolio	High-Quality Short-Term Bond Funds
Fidelity VIP Growth Portfolio, Service Class 2	PIMCO VIT Real Return Portfolio
Goldman Sachs VIT Growth and Income Fund[2]	High Quality Intermediate-Term Bond Funds
Goldman Sachs VIT International Equity Fund[2]	PIMCO VIT Total Return Portfolio
MFS/ Sun Life Capital Appreciation - S Class	Sun Capital Investment Grade Bond Fund(R)
MFS/ Sun Life Emerging Growth - S Class	High Quality Long-Term Bond Funds
MFS/ Sun Life Massachusetts Investors Growth	MFS/ Sun Life Government Securities - S Class
Stock - S Class	Low-Quality Short-Term Bond Fund
Rydex VT OTC Fund	MFS/ Sun Life High Yield - S Class
SCSM Alger Growth Fund	Low-Quality Intermediate-Term Bond Fund
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT High Yield Portfolio
Money Market Fund
Sun Capital Money Market Fund(R)
1  Not available for further investment after May 1, 2002

2  Not available to Contracts issued on or after May 1, 2001

A I M Advisors, Inc. advises the AIM Variable Insurance Funds. Alliance Capital Management, LP advises the AllianceBernstein VP Portfolios. Arnhold and S. Bleichroeder Advisers, LLC advises the First Eagle Funds. Fidelity(R) Management & Research Company advises the Fidelity VIP Portfolios. Fred Alger Management, Inc. advises the Alger American Funds. Goldman Sachs Asset Management, L.P. advises the Goldman Sachs VIT Funds. INVESCO Funds Group, Inc. advises the INVESCO VIF Funds. J.P. Morgan Investment Management Inc. advises the J.P. Morgan Series Trust II Portfolios. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company advises the MFS/Sun Life Funds. Pacific Investment Management Company LLC advises the PIMCO VIT Portfolios. Rydex Global Advisors advises the Rydex Funds. Sun Capital Advisers, Inc. advises the Sun Capital Funds; SCSM Davis Funds (sub-advised by Davis Advisors); SCSM Alger Funds (sub-advised by Fred Alger Management, Inc.); SCSM Value Funds (sub-advised by OpCap Advisors); SCSM Neuberger Berman Funds (sub-advised by Neuberger Berman Management, Inc.); and SCSM Blue Chip Mid Cap Fund, SCSM Investors Foundation Fund and SCSM Select Equity Fund (all sub-advised by Wellington Management Company, LLP). Templeton(R) Investment Counsel, LLC advises Templeton Foreign Securities Fund and Templeton(R) Global Advisors Limited advises Templeton Growth Securities Fund.

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The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

We have filed a Statement of Additional Information dated May 1, 2003 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 49 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (888) 786-2435. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following service address:

  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

   P.O. Box 9133

   Wellesley Hills, Massachusetts 02481

TABLE OF CONTENTS

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Futurity III Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing one or more optional death benefit riders.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments of at least $1,000 at any time during the Accumulation Phase. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate series of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed interest rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers, or renewals into that Guarantee Period will not be permitted.

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Fees and Expenses

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The Contract has insurance features and investment features, and there are costs related to each.

Each year for the first five Account Years, if your Account Value is less than $75,000 on your Account Anniversary, we deduct a $35 Annual Account Fee. After the fifth Account Year, we may increase the fee, but it will never exceed $50. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

We deduct a mortality and expense risk charge of 1.00% of the average daily value of the Contract invested in the Variable Account, if your initial Purchase Payment was less than $1,000,000, or 0.85% if your initial Purchase Payment was $1,000,000 or more. We also deduct an administrative charge of 0.15% of the average daily value of the Contract invested in the Variable Account. If you annuitize before your eighth Account Anniversary, we will deduct, during the Income Phase, an additional charge equal to 0.25% of your daily Account Value.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a "contingent deferred sales charge") starts at 7% in the first Contract year and declines to 0% after seven years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect one or more of the optional death benefit riders, we will deduct, during the Accumulation Phase, an additional charge of from the assets of the Variable Account ranging from 0.15% to 0.40% of the average daily value of your Contract, depending upon which optional death benefit rider(s) you have elected.

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In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds, depending upon which Fund(s) you have selected.

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The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of a several Annuity Options. Subject to the Maximum Annuity Commencement Date, you can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. You decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Contract Date and whether you choose the basic death benefit or, for a fee, one or more of the optional death benefit rider. If you are 85 or younger on your Contract Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), or your cash Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Contract Date, the basic death benefit is equal to the Surrender Value. Subject to availability in your state, you may enhance the basic death benefit by electing one or more of the optional death benefit riders. You must make your election before the date on which your Contract becomes effective. The riders are only available if you are younger than 80 on the Contract Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This "free withdrawal amount" equals 15% of the amount of all Purchase Payments you have made in the first Account Year. For all other Account Years, the "free withdrawal amount" equals the amount of all Purchase Payments made and not withdrawn prior to the last 7 Account Years plus the greater of (1) your Contract's earnings, minus any free withdrawals taken during the life of your Contract or (2) 15% of the amount of all Purchase Payments made during the last 7 Account Years (including the current year) minus any free withdrawals taken during the current Account Year. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see prospectus under "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it, we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

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If you have any questions about your Contract or need more information, please contact us at:

     Sun Life Assurance Company of Canada (U.S.)

     P. O. Box 9133

     Wellesley Hills, Massachusetts 02481

     Toll Free (888) 786-2435

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	7%*

Maximum Transfer Fee (currently $0):	$15**
*	Number of Complete Account Years Since Purchase Payment has been in the Account	Surrender Charge
	0-1	7%
	1-2	7%
	2-3	6%
	3-4	6%
	4-5	5%
	5-6	4%
	6-7	3%
	7 or more	0%

A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Account Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

**	Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. (See "Transfer Privilege.")

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 50*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.00%**

Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.15%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.40%***

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit Riders:	1.55%
*

The Annual Account Fee is currently $35. After the fifth Account Year, the fee may be changed, but it will never be greater than $50. The fee is waived on Contracts greater than $75,000 in value on your Account Anniversary. (See "Account Fee.")

**

If your initial Purchase Payment is $100,000 or more, the mortality and expense risks charge will be 0.85% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge and the administrative expenses charge will never be greater than 1.15% of average daily net Variable Account assets, regardless of the amount of your initial Purchase Payment. If you annuitize prior to your eighth Account Anniversary, however, we will deduct an additional charge equal to 0.25% of you daily Account Value. (See "Mortality and Expense Risks Charge.")

***	The optional death benefit riders are defined under "Death Benefit." The charge varies depending upon the rider selected as follows:
Rider(s) Elected	% of Average Daily Value

"EEB"	0.15%
"MAV"	0.15%
"5% Roll-Up"	0.15%
"EEB" and "MAV"	0.25%
"EEB" and "5% Roll-Up"	0.25%
"MAV" and "5% Roll-Up"	0.25%
"EEB Plus"	0.25%
"EEB" and "MAV" and "5% Roll-Up"	0.40%
"EEB Plus MAV"	0.40%
"EEB Plus 5% Roll-Up"	0.40%

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)	0.65%	5.73%*
*

The expenses shown are for the year ended December 31, 2002, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2004. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.65% and 3.88%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$1,143	$2,464	$3,728	$6,506
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$552	$1,985	$3,351	$6,506

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

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CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix I.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) (the "Company", "we" or "us") and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual owner of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing one or more optional death benefit riders and paying an additional charge for each optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts."

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (888) 786-2435.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, and Puerto Rico, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract. Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

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The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

Information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a Statement of Additional Information for each Fund, may be obtained without charge from the Company by calling (888) 786-2435 or by writing to Sun Life Assurance Company of Canada (U.S.), P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

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The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

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Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Participants, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Lord Abbett Series Trust Portfolios and the Rydex Funds, which are paid from Fund assets and reflected under "Fees and Expenses."

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Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Period(s) from those we make available. From time to time, we may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee Period will not be permitted. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the "Covered Person" dies before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant.

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer, but any allocation to a Guarantee Period must be at least $1,000. Over the life of your Contract, you may allocate amounts among as many as 18 of the available investment options.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described below under "Variable Account Value" and "Fixed Account Value."

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the Net Investment Factor -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the valuation period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus any applicable charge for optional death benefit riders.

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. Renewals into a Guarantee Period that extend beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. Each new allocation to a Guarantee Period must be at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
o	written notice electing a different Guarantee Period from among those we then offer, or

o	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege.")

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically renew your Guarantee Amount into the Money Market Sub-Account.

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation to a Guarantee Period 30 days prior to the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
o	You may not make more than 12 transfers in any Account Year;

o	The amount transferred from a Sub-Account must be at least $1,000, unless you are transferring your entire balance in that Sub-Account;

o	Your Account Value remaining in a Sub-Account must be at least $1,000;

o	The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

o	At least 30 days must elapse between transfers to and from Guarantee Periods;

o	Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds;

o	The total number of Sub-Accounts and Guarantee Periods within an Account may not exceed 18 over the lifetime of the Contract; and

o	We impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Program. At our discretion, we may waive some or all of these restrictions.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Market Timers

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Participants. In imposing such restrictions, we may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Participant, or (2) the transfer instructions of individual Participants who have executed preauthorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Participant. We will not impose these restrictions unless our actions are reasonably intended to prevent the use of such transfers in a manner that will disadvantage or potentially impair the Contract rights of other Participants.

In addition, some of the Funds have reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to a Fund and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. We also reserve the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, mortality and expense risk charges, the administrative service fee or the annual Account Fee, credit additional amounts, or grant special Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Optional Programs

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Fund investment option under the Contract, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the $1,000 minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contract, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By electing an asset allocation program, you thereby authorize us to automatically reallocate your investment options, as determined by the terms of the asset allocation program, to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program, or choose a different model.

     Systematic Withdrawal Program

If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program.

Under this program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. The withdrawals under this program may be subject to surrender charges or a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing this option.

You may change or stop this program at any time, by written notice to us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

     Principal Returns Program

Under the Principal Returns Program, we divide your Purchase Payments between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your original Purchase Payment (assuming no withdrawals), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting A Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Account Year in which the withdrawal is made; we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

If you request a partial withdrawal, we will pay you the actual amount specified in your request and then adjust the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
o	When the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

o	When it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

o	When an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities (see "Tax Considerations -- Tax-Sheltered Annuities").

     Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge.

For convenience in discussing free withdrawal amounts, we refer to Purchase Payments made during the last 7 Account Years, including the current Account Year, as "New Payments," and we refer to Purchase Payments made before the last 7 Account Years as "Old Payments."

For the first Account Year, the free withdrawal amount is equal to 15% of the amount of all Purchase Payments you have made. For all other Account Years, the free withdrawal amount is equal to the greater of:
o	your Contract's earnings (defined below), minus any free withdrawals taken during the life of your Contract, or

o	15% of the amount of all New Payments minus any free withdrawals taken during the current Account Year.

Your Contract's earnings are equal to:
o	your Account Value, minus

o	all Purchase Payments made plus

o	all partial withdrawals and charges taken.

      For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Withdrawal Charge on Purchase Payment

If you withdraw more than the free withdrawal amount, we consider the excess amount to be withdrawn first from Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of New Payments withdrawn. Thus, the maximum amount on which we will impose the withdrawal charge will never exceed the total of New Payments that you have not previously withdrawn.

     Order of Withdrawal

When you take a withdrawal, we liquidate your Contract in the following order:

         (1) the free withdrawal amount, and

         (2) unliquidated payments on a first-in, first-out basis.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the Account Year in which you made the Payment, but not the Account Year in which you withdraw it. Each Payment begins a new 7-year period and moves down the declining surrender charge scale as shown below at each Account Anniversary. Payments received during the current Account Year will be charged 7%, if withdrawn. On your next scheduled Account Anniversary, that Payment, along with any other Payments made during that Account Year, will be considered to be in their second Account Year and will have a 7% withdrawal charge. On the next Account Anniversary, these Payments will move into their third Account Year and will have a withdrawal charge of 6%, if withdrawn. This withdrawal charge decreases according to the number of Account Years the Purchase Payment has been held in your Account.

Number of
Account Years
Payment Has Been	Withdrawal
In Your Contract	Charge
0-1	7%
1-2	7%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

For example, the percentage applicable to withdrawals of a Payment that has been in an Account for more than 2 Account Years but less than 3 will be 6%, regardless of the issue date of the Contract.

The withdrawal charge will never be greater than 7% of the Purchase Payments you make under your Contract.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Nursing Home Waiver

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If approved by your state, we will waive the withdrawal charge for a full withdrawal if:
o	at least one year has passed since we issued your Contract,

o	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state, and.

o	your confinement to an eligible nursing home began after your Open Date.

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An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit, except under the Cash Surrender method, or amounts you transfer among the Sub-Accounts, between the Sub Accounts and the Fixed Account, or within the Fixed Account.

     Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b

is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and/or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. In Account Years 1 through 5, the annual Account Fee is $35. After Account Year 5, we may change the Account Fee each year, but the Account Fee will never exceed $50. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:
o	your Account has been allocated only to the Fixed Account during the applicable Account Year; or

o	your Account Value is $75,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $35 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

Mortality and Expense Risk Charge

During both the Accumulation Phase and the Income Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.00%, if your initial Purchase Payment was less than $1,000,000, or 0.85% if your initial Purchase Payment was $1,000,000 or more. However, if you annuitize your Contract prior to your eighth Contract Anniversary, we will deduct an additional 0.25% during the Income Phase to offset the increased mortality risk during this phase. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee and the administrative expense charge we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract.

Charges for Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.
% of Average
Rider(S) You Elect*	Daily Value
"EEB"	0.15%
"MAV"	0.15%
"5% Roll-Up"	0.15%
"EEB" and "MAV"	0.25%
"EEB" and "5% Roll-Up"	0.25%
"MAV" and "5% Roll-Up"	0.25%
"EEB Plus"	0.25%
"EEB" and "MAV" and "5% Roll-Up"	0.40%
"EEB Plus with MAV"	0.40%
"EEB Plus with 5% Roll-Up"	0.40%

                                          *As defined below

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectus(es) and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we will pay the death benefit in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If your Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of the death of the Covered Person in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:
(1)	Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	The amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)	Your total Purchase Payments (adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Contract Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "Basic Death Benefit" by electing one or more of the following optional death benefit riders. You must make your election before the date on which your Contract becomes effective. You will pay a charge for each optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The riders are available only if you are younger than 80 on the Contract Date. Any optional death benefit election may not be changed after the Contract is issued. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D -- H.

     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit above, or

o

your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for any subsequent Purchase Payments, partial withdrawals and charges made between that Account Anniversary and the Death Benefit Date.

     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit above, or

o	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at a rate of 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:
o	the first day of the month following your 80th birthday, or

o	the day the death benefit amount under this rider equals twice the total of your Purchase Payments and transferred amounts, adjusted for withdrawals.

     Earnings Enhancement ("EEB") Rider

If you elect this EEB Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB amount." Calculated as of your Death Benefit Date, the "EEB amount" is determined as follows:
o

If you are 69 or younger on your Contract Date, the "EEB amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 40% of the Net Purchase Payments made prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 25% of the Net Purchase Payments prior to your death.

     Earnings Enhancement Plus ("EEB Plus") Rider

If you elect this EEB Plus Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Plus amount." Calculated as of the Death Benefit Date, the "EEB Plus amount" is determined as follows:
o

If you are 69 or younger on your Contract Date, the "EEB Plus amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 100% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made within the twelve months prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 40% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus With MAV ("EEB Plus MAV") Rider

If you elect this EEB Plus MAV Rider, your death benefit will be the death benefit payable under the MAV Rider plus the "EEB Plus MAV amount." Calculated as of your Death Benefit Date, the "EEB Plus MAV amount" is as follows:
o

If you are 69 or younger on your Contract Date, the "EEB Plus MAV amount" will be 40% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap of 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus MAV amount" will be 25% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap of 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus with 5% Roll-Up ("EEB Plus 5% Roll-Up") Rider

If you elect this EEB Plus 5% Roll-Up Rider, your death benefit will be the death benefit payable under the 5% Roll-Up Rider plus the "EEB Plus 5% Roll-Up amount." Calculated as of your Death Benefit Date, the "EEB Plus 5% Roll-Up amount" is determined as follows:
o

If you are 69 or younger on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 40% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap of 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 25% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap of 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Selecting Multiple Death Benefit Riders

The MAV Rider, the 5% Roll-Up Rider, and the EEB Rider can be combined. If you elect more than one of these three optional death benefit riders, your death benefit will be calculated as follows:
o	MAV Rider combined with 5% Roll-Up Rider: The death benefit will equal the greater of the death benefit under the MAV Rider and the death benefit under the 5% Roll-Up Rider.

o

MAV Rider combined with EEB Rider: The death benefit will equal the death benefit under the MAV Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the MAV Rider.

o

EEB Rider combined with 5% Roll-Up Rider: The death benefit will equal the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider.

o

MAV Rider, the 5% Roll-Up Rider and the EEB Rider: The death benefit will equal the greater of the death benefit under the MAV Rider or the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider and the MAV Rider.

The EEB Plus, EEB Plus MAV, and EEB Plus 5% Roll-Up Riders are designed to be "comprehensive" riders and may not be combined with each other or with any of the other death benefit riders.

Spousal Continuance

If your spouse is your Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit riders you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Fund investment option (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

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During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

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If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death of -any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person's death:
o	An original certified copy of an official death certificate;

o	An original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

o	Any other proof we find satisfactory.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals (see "Withdrawals, Withdrawal Charge and Market Value Adjustment").

Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
o	The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

o

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:
o	We must receive your notice at least 30 days before the current Annuity Commencement Date.

o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax. The 5, 6, 7, 8 and 9-year period certain options are not available if your Account has been issued within the past 7 years.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

o	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for Annuitization Units which have annual insurance charges of 1.15% of your average daily net assets (1.00% if your initial Purchase Payment was $1,000,000 or more). If your Annuity Commencement Date is within 7 years of the Contract Date, the annual insurance charges will be increased by 0.25%. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 2.5% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $35 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually), and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 2.5% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the covered person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Annuitant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Participant prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership may affect the availability of optional death benefit riders or the expenses incurred with the optional death benefit riders.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address, as shown on the cover of this Prospectus, within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value.

If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments~~.~~ may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract Contract Owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the Owner's or Annuitant's death, i.e., the investment in the Contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2,~~,~~ except in certain circumstances~~,~~.

If you receive an eligible rollover distribution from a Qualified Contract (other than from a Contract issued for use with an individual retirement account) and roll over some or all of that distribution to another eligible plan, the portion of such distribution that is rolled over will not be includible in your income. However, any eligible rollover distribution will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover.

An "eligible rollover distribution" is any distribution to you of all or any portion of the balance to the credit of your account, other than:
o	A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	Any required minimum distribution, or

o	Any hardship distribution.

Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from a Contract issued for use with an individual retirement account), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an individual retirement account, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

The preamble to the 1986 investment diversification regulations stated that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying the contract will preclude the contract from qualifying as an annuity for federal tax purposes. We cannot predict whether such guidelines, if and when they may be promulgated, will be retroactive. We reserve the right to modify the Contract and/or the Variable Account to the extent necessary to comply with any such guidelines, but cannot assure that such modifications would satisfy any retroactive guidelines.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     Individual Retirement Accounts

Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

     Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. We will provide the necessary information for Contracts issued in connection with Roth IRAs.

     Status of Optional Death Benefit Riders

Under the Code, IRAs may not invest in life insurance policies. Regulations issued by the Treasury Department provide that death benefits under IRAs do not violate this rule, provided that the death benefit is no more than the greater of the total premiums paid (net of prior withdrawals) or the cash value of the IRA.

In certain circumstances, the death benefit payable under the Contract's Optional Death Benefit Riders may exceed both the total premiums paid (net of prior withdrawals) and the cash value of the Contract. We have filed the Contract and the EEB Plus, EEB Plus MAV, and EEB Plus 5% Roll-Up Optional Death Benefit Riders ("New Riders") with the Internal Revenue Service ("IRS") requesting a ruling approving the use of the Contract with the New Riders as an IRA. We have already received a favorable determination letter with respect to the following Optional Death Benefit Riders: EEB; MAV; 5% Roll-Up; EEB and MAV; EEB and 5% Roll-Up; MAV and 5% Roll-Up; and EEB and MAV and 5% Roll-Up ("Old Riders").

Although we regard the New Riders as an investment protection feature that should not result in adverse tax treatment, we give no assurance that the IRS will approve the use of the Contract with the New Riders in IRAs. Denial of our request by the IRS could result in taxation of the entire balance of your IRA and penalty taxes. You should consult a qualified tax adviser before adding any of the New Riders to your Contract if it is an IRA.

Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. Although we currently offer the Contract in Puerto Rico in connection with qualified retirement plans, the text of this Prospectus under the heading "Federal Tax Status" dealing with such qualified retirement plans is inapplicable to Puerto Rico and should be disregarded.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax adviser.

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 6.50% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 0.50% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." During 2001 $1,438,377 in commissions were paid to and retained by Clarendon in connection with the distribution of the Contracts.

PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Series. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial purchase payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the Account Fee, although such figures do reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Account on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the available Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Fitch ICBA. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and 'Fitch IBCA's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http:// www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2002 filed with the SEC pursuant to Section 13 (a) or 15 (d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the fire jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2002 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

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Calculation of Performance Data

Advertising and Sales Literature

Calculations

   Example of Variable Accumulation Unit Value Calculation

   Example of Variable Annuity Unit Calculation

   Example of Variable Annuity Payment Calculation

Distribution of the Contracts

Designation and Change of Beneficiary

Custodian

Accountants

Financial Statements

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This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2003, which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (888) 786-2435.

To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, MA 02481

Please send me a Statement of Additional Information for
Futurity III Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.

Name

Address

City                                                                     State               Zip

Telephone

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Contract Date is on March 12, the first Account Year is determined from the Contract Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If thebAnniversary Date falls on a non-business day, the previous business day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

*ANNUITANT: The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the sole Annuitant. If the Co-Annuitant dies or if no Co-Annuitant is named, the Participant becomes the Annuitant upon the Annuitant's death prior to the Annuity Commencement Date. If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co-Annuitant are living, the Co-Annuitant will be the sole Annuitant/Payee during the Income Phase.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

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*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there are Co-Participants of a Non-Qualified Contract, the surviving Co-Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

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BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY: Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

CONTRACT DATE: The date on which we issue your Contract. This is called the "Date of Coverage" in the Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. Unless otherwise noted, the the Participant/Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in one lump sum.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

* You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to theVariable Account)

Withdrawal Charge Calculation:

Full Withdrawal Charge Calculation

Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.
					Payment
	Hypothetical		Cumulative	Free	Subject To	Withdrawal	Withdrawal
Account	Account	Annual	Annual	Withdrawal	Withdrawal	Charge	Charge
Year	Value	Earnings	Earnings	Amount	Charge	Percentage	Amount
a1	$41,000	$1,000	$ 1,000	$ 6,000	$35,000	7.00%	$2,450
2	$45,100	$4,100	$ 5,100	$ 6,000	$39,100	7.00%	$2,737
3	$49,600	$4,500	$ 9,600	$ 9,600	$40,000	6.00%	$2,400
b4	$52,100	$2,500	$12,100	$12,100	$40,000	6.00%	$2,400
5	$57,300	$5,200	$17,300	$17,300	$40,000	5.00%	$2,000
6	$63,000	$5,700	$23,000	$23,000	$40,000	4.00%	$1,600
7	$66,200	$3,200	$26,200	$26,200	$40,000	3.00%	$1,200
c8	$72,800	$6,600	$32,800	$32,800	$ 0	0.00%	$ 0

(a) The free withdrawal amount in any year is equal to the greater of (1) the Contract's earnings that were not previously withdrawn, and (2) 15% of any Purchase Payments made in the last 7 Account Years ("New Payments"). In Account Year 1, the free withdrawal amount is $6,000, which equals 15% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $35,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $6,000.

(b) In Account Year 4, the free withdrawal amount is $12,100, which equals the prior Contract's cumulative earnings to date. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $40,000.

(c) In Account Year 8, the free withdrawal amount is $32,800, which equals the Contract's cumulative earnings to date. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal

Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there are a series of 4 partial withdrawals made during the fourth Account Year of $4,000, $9,000, $12,000, and $20,000.
					Remaining
	Hypothetical				Free	Amount of			Hypothetical
	Account				Withdrawal	Withdrawal			Account
	Value				Amount	Subject to	Withdrawal	Withdrawal	Value
	Before		Cumulative	Amount of	After	Withdrawal	Charge	Charge	After
Year	Withdrawal	Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount	Withdrawal
1	$41,000	$1,000	$ 1,000	$ 0	$6,000	$ 0	7.00%	$ 0	$41,000
2	$45,100	$4,100	$ 5,100	$ 0	$6,000	$ 0	7.00%	$ 0	$45,100
3	$49,600	$4,500	$ 9,600	$ 0	$9,600	$ 0	6.00%	$ 0	$49,600
4a	$50,100	$ 500	$10,100	$ 4,000	$6,100	$ 0	6.00%	$ 0	$46,100
4b	$46,900	$ 800	$10,900	$ 9,000	$ 0	$ 2,100	6.00%	$ 126	$37,900
4c	$38,500	$ 600	$11,500	$12,000	$ 0	$11,400	6.00%	$ 684	$26,500
4d	$26,900	$ 400	$11,900	$20,000	$ 0	$19,600	6.00%	$1,176	$ 6,900
(a)

In Account Year 4, the free withdrawal amount is $10,100, which equals the Contract's cumulative earnings to date. The partial withdrawal amount of $4,000 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $4,000 was taken, the remaining free withdrawal amount in Account Year 4 is $10,900 - $4,000 = $6,900. Therefore, $6,900 of the $9,000 withdrawal is not subject to a withdrawal charge, and $2,100 is subject to a withdrawal charge. Of the $13,000 withdrawn to date, $10,900 has been from the free withdrawal amount and $2,100 has been from deposits.

(c)

Since $10,900 of the 2 prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account year 4 is $11,500 - $10,900 = $600. Therefore, $600 of the $12,000 withdrawal is not subject to a withdrawal charge, and $11,400 is subject to a withdrawal charge. Of the $25,000 withdrawn to date, $11,500 has been from the free withdrawal amount and $13,500 has been from deposits.

(d)

Since $11,500 of the 3 prior Account Years' 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account Year 4 is $11,900 - $11,500 = $400. Therefore, $400 of the $20,000 withdrawal is not subject to a withdrawal charge, and $19,600 is subject to a withdrawal charge. Of the $45,000 withdrawn to date, $11,900 has been from the free withdrawal amount and $33,100 has been from deposits.

Note that if the $6,900 hypothetical Account Value after withdrawal were withdrawn, it would all be from deposits and subject to a withdrawal charge. The withdrawal charge would be 6% of $6,900, which equals $414. The total Account Year 4 withdrawal charges would then be $2,400, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example of a full withdrawal on the previous page.

Part 2 - Fixed Account - Examples of the Market Value Adjustment ("MVA")

The MVA Factor is:

[(1 + I) / (1 + J + b)] ^ (N/12) -1

These examples assume the following:
o	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

o	The date of surrender is 2 years from the Expiration Date (N = 24).

o	The value of the Guarantee Amount on the date of surrender is $11,910.16.

o	The interest earned in the current Account Year is $674.16.

o	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

o	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.
The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .08)] ^ (24/12) - 1
=	(.981^ 2) -1
=	.963 -1
=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) X (-.037) = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.
The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .05)] ^ (24/12) - 1
=	(1.010^ 2) -1
=	1.019 -1
=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) X .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	= $ 80,000.00
Cash Surrender Value*	= $ 76,100.00
Purchase Payments	= $100,000.00
The Basic Death Benefit would therefore be:	$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	= $ 60,000.00
Cash Surrender Value*	= $ 56,400.00
Adjusted Purchase Payments**	= $ 75,000.00
The Basic Death Benefit would therefore be:	$ 75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals".

**Adjusted Purchase Payments can be calculated as follows: Payments X (Account Value after withdrawal divided by Account Value before withdrawal) $100,000.00 X ($60,000.00 divided by $80,000.00)

APPENDIX D

CALCULATION OF EEB OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
The Death Benefit Amount would therefore	= $135,000

~ plus ~

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 35,000
40% of the above amount	= $ 14,000
Cap of 40% of Adjusted Purchase Payments	= $ 40,000
The lesser of the above two amounts = the EEB amount	= $ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $135,000 + $14,000 = $149,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. Assume death occurs in Account Year 7. In addition, this Contract was issued prior to the owner's 70th birthday.

The Death Benefit Amount will be the greatest of:
Account Value	= $115,000
Cash Surrender Value*	= $112,000
Total of Adjusted Purchase Payments**	= $ 85,185
The Death Benefit Amount would therefore	= $115,000

~ plus ~

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 29,815
40% of the above amount	= $ 11,926
Cap of 40% of Adjusted Purchase Payments	= $ 34,074
The lesser of the above two amounts = the EEB amount	= $ 11,926

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $115,000 + $11,926 = $126,926.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals".

**Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($115,000 divided by $135,000) = $85,185

APPENDIX E

CALCULATION OF DEATH BENEFIT WHEN THE EEB AND MAV AND 5% ROLL-UP RIDERS ARE SELECTED

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in Variable Accounts. No withdrawals are made. The Account Value at the Death Benefit Date is $135,000, the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000, and the Maximum Anniversary Value is $142,000. Assume death occurs in Account Year 7. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
5% Premium Roll-up Value	= $140,000
Maximum Anniversary Value	= $142,000
The Death Benefit Amount would therefore	= $142,000

~ plus ~

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 35,000
40% of the above amount	= $ 14,000
Cap of 40% of Adjusted Purchase Payments	= $ 40,000
The lesser of the above two amounts = the EEB amount	= $ 14,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB amount = $142,000 + $14,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX F

CALCULATION OF EEB PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
The Death Benefit Amount would therefore	= $135,000

~ plus ~

The EEB Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 35,000
40% of the above amount	= $ 14,000
Cap of 100% of Adjusted Purchase Payments	= $100,000
The lesser of the above two amounts = the EEB Plus amount	= $ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Plus amount = $135,000 + $14,000 = $149,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX G

CALCULATION OF EEB PLUS WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
Maximum Anniversary Value	= $140,000
The Death Benefit Amount would therefore	= $140,000

~ plus ~

The EEB Plus MAV amount, calculated as follows:
Death Benefit Amount before EEB minus
Adjusted Purchase Payments	= $ 40,000
40% of the above amount	= $ 16,000
Cap of 100% of Adjusted Purchase Payments	= $100,000
The lesser of the above two amounts = the EEB Plus MAV amount	= $ 16,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Plus MAV amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX H

CALCULATION OF EEB PLUS WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
5% Premium Roll-up Value	= $140,000
The Death Benefit Amount would therefore	= $140,000

~ plus ~

The EEB Plus 5% Roll-Up amount, calculated as follows:
Death Benefit Amount before EEB minus
Adjusted Purchase Payments	= $ 40,000
40% of the above amount	= $ 16,000
Cap of 100% of Adjusted Purchase Payments	= $100,000
The lesser of the above two amounts = the EEB Plus 5% Roll-Up amount	= $ 16,000

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Plus 5% Roll-Up amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX I

CONDENSED FINANCIAL INFORMATION - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information.

	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Year	of Year	of Year	of Year
AIM V.I. Capital Appreciation Fund - Level 1
	2002	$ 0	$ 0	0
	2001	7.6219	0	0
	2000	10.0000	7.6219	0

AIM V.I. Capital Appreciation Fund - Level 6
	2002	5.7416	4.2758	264,343
	2001	7.6026	5.7416	241,464
	2000	10.0000	7.6026	77,754

AIM V.I. Growth Fund - Level 1
	2002	4.5834	3.1322	21,694
	2001	7.0030	4.5834	21,694
	2000	10.0000	7.0030	3,421

AIM V.I. Growth Fund - Level 6
	2002	4.5462	3.0894	446,957
	2001	6.9853	4.5462	193,714
	2000	10.0000	6.9853	80,277

AIM V. I. Core Equity Fund - Level 1
	2002	6.0086	5.0215	4,321
	2001	7.8657	6.0086	4,321
	2000	10.0000	7.8657	0

AIM V. I. Core Equity Fund - Level 6
	2002	5.9598	4.9530	384,463
	2001	7.8458	5.9598	420,993
	2000	10.0000	7.8458	69,526

AIM V. I. International Growth Fund - Level 1
	2002	5.9413	4.9599	29,884
	2001	7.8488	5.9413	29,884
	2000	10.0000	7.8488	5,182

AIM V. I. International Growth Fund - Level 6
	2002	5.8932	4.8923	299,011
	2001	7.8290	5.8932	453,866
	2000	10.0000	7.8290	87,945

AIM V. I. Premier Equity Fund - Level 1
	2002	0	0	0
	2001	10.0000	0	0

AIM V. I. Premier Equity Fund - Level 6
	2002	8.8405	6.0697	179,205
	2001	10.0000	8.8405	89,762

Alger American Growth Portfolio - Level 1
	2002	6.7774	4.4960	21,406
	2001	7.7636	6.7774	25,344
	2000	10.0000	7.7636	0

Alger American Growth Portfolio - Level 6
	2002	6.7225	4.4347	959,618
	2001	7.7441	6.7225	1,224,616
	2000	10.0000	7.7441	134,394

Alger American Income and Growth Portfolio - Level 1
	2002	7.5493	5.1493	11,908
	2001	8.9008	7.5493	11,908
	2000	10.0000	8.9008	2,786

Alger American Income and Growth Portfolio - Level 6
	2002	7.4881	5.0792	309,350
	2001	8.8784	7.4881	314,307
	2000	10.0000	8.8784	61,918

Alger American Small Capitalization Portfolio - Level 1
	2002	0	0	0
	2001	6.9821	0	0
	2000	10.0000	6.9821	0

Alger American Small Capitalization Portfolio - Level 6
	2002	4.8324	3.5098	64,241
	2001		4.8324	67,320
	2000	10.0000	6.9645	15,209

Alliance VP Premier Growth Fund - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Alliance VP Premier Growth Fund - Level 6
	2002	8.5432	5.8167	186,718
	2001	10.0000	8.5432	109,465

Alliance VP Technology Fund - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Alliance VP Technology Fund - Level 6
	2002	8.0635	4.6194	45,339
	2001	10.0000	8.0635	22,464

Alliance VP Growth and Income Fund - Level 1
	2002	0	7.1444	289,777
	2001	10.0000	0	0

Alliance Growth and Income Fund - Level 6
	2002	9.2491	7.0782	341,356
	2001	10.0000	9.2491	116,848

Alliance VP Worldwide Privatization Fund - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Alliance VP Worldwide Privatization Fund - Level 6
	2002	8.5359	8.0454	13,481
	2001	10.0000	8.5359	6,516

Alliance VP Quasar Fund - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Alliance VP Quasar Fund - Level 6
	2002	9.3944	6.2830	4,357
	2001	10.0000	9.3944	64

Goldman Sachs VIT CORE Large Cap Growth Fund - Level 1
	2002	0	0	0
	2001	7.0806	0	0
	2000	10.0000	7.0806	0

Goldman Sachs VIT CORE Large Cap Growth Fund - Level 6
	2002	5.5090	0	0
	2001	7.0628	5.5090	133,773
	2000	10.0000	7.0628	17,796

Goldman Sachs VIT CORE Small Cap Equity Fund - Level 1
	2002	0	0	0
	2001	9.3120	0	0
	2000	10.0000	9.3120	0

Goldman Sachs VIT CORE Small Cap Equity Fund - Level 6
	2002	9.5579	8.0012	12,261
	2001	9.2886	9.5579	13,565
	2000	10.0000	9.2886	2,665

Goldman Sachs VIT CORE U.S. Equity Fund - Level 1
	2002	0	0	0
	2001	8.7727	0	0
	2000	10.0000	8.7727	0

Goldman Sachs VIT CORE U.S. Equity Fund - Level 6
	2002	7.5422	5.7994	91,519
	2001	8.7008	7.5422	44,344
	2000	10.0000	8.7008	9,775

Goldman Sachs VIT Growth and Income Fund - Level 1
	2002	0	0	0
	2001	9.0955	0	0
	2000	10.0000	9.0955	0

Goldman Sachs VIT Growth and Income Fund - Level 6
	2002	8.0972	7.0677	6,870
	2001	9.0726	8.0972	6,665
	2000	10.0000	9.0726	754

Goldman Sachs VIT International Equity Fund - Level 1
	2002	0	0	0
	2001	8.6241	0	0
	2000	10.0000	8.6241	0

Goldman Sachs VIT International Equity Fund - Level 6
	2002	6.5830	5.2925	22,553
	2001	8.6024	6.5830	28,203
	2000	10.0000	8.6024	15,344

Goldman Sachs VIT Capital Growth Fund - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Goldman Sachs VIT Capital Growth Fund - Level 6
	2002	8.8072	6.5608	61,467
	2001	10.0000	8.8072	10,733

Goldman Sachs VIT Internet Tollkeeper Fund- Level 1
	2002	0	0	0
	2001	10.0000	0	0

Goldman Sachs VIT Internet Tollkeeper Fund - Level 6
	2002	7.1982	0	0
	2001	10.0000	7.1982	11,737

INVESCO VIF Dynamics Fund - Level 1
	2002	0	0	0
	2001	10.0000	0	0

INVESCO VIF Dynamics Fund - Level 6
	2002	8.0579	5.4023	58,595
	2001	10.0000	8.0579	25,642

INVESCO VIF Small Company Growth Fund - Level 1
	2002	0	0	0
	2001	10.0000	0	0

INVESCO VIF Small Company Growth Fund - Level 6
	2002	8.8282	5.9869	29,641
	2001	10.0000	8.8282	20,911

J.P. Morgan Series Trust II International Opportunities Portfolio - Level 1
	2002	0	0	0
	2001	8.5782	0	0
	2000	10.0000	8.5782	0

J.P. Morgan Series Trust II International Opportunities Portfolio - Level 6
	2002	6.8108	5.4775	8,577
	2001	8.5566	6.8108	8,742
	2000	10.0000	8.5566	1,673

J.P. Morgan Series Trust II Small Company Portfolio - Level 1
	2002	0	0	0
	2001	8.5344	0	0
	2000	10.0000	8.5344	0

J.P. Morgan Series Trust II Small Company Portfolio - Level 6
	2002	7.7073	5.9448	21,790
	2001	8.5129	7.7073	26,276
	2000	10.0000	8.5129	13,957

J.P. Morgan Series Trust II U.S. Large Cap Core Equity Portfolio - Level 1
	2002	0	0	0
	2001	8.6137	0	0
	2000	10.0000	8.6137	0

J.P. Morgan Series Trust II U.S. Large Cap Core Equity Portfolio - Level 6
	2002	7.4508	5.5289	12,074
	2001	8.5920	7.4508	26,693
	2000	10.0000	8.5920	2,420

Lord Abbett Series Fund Growth and Income Portfolio - Level 1
	2002	10.5572	8.5667	80,285
	2001	11.4324	10.5572	8,430
	2000	10.0000	11.4324	0

Lord Abbett Series Fund Growth and Income Portfolio - Level 6
	2002	10.4718	8.4501	1,317,778
	2001	11.4037	10.4718	826,140
	2000	10.0000	11.4037	116,974

Lord Abbett Series Fund Mid Cap Value - Level 1
	2002	0.0000	9.2887	12,184
	2001	10.0000	0.0000	0

Lord Abbett Series Fund Mid Cap Value - Level 6
	2002	10.3614	9.2026	605,154
	2001	10.0000	10.3614	224,494

Lord Abbett Series Fund International - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Lord Abbett Series Fund International - Level 6
	2002	7.8665	6.3735	16,561
	2001	10.0000	7.8665	4,349

Fidelity VIP Contrafund Portfolio - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Fidelity VIP Contrafund Portfolio - Level 6
	2002	9.4517	8.4114	148,801
	2001	10.0000	9.4517	39,015

Fidelity VIP Growth Portfolio - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Fidelity VIP Growth Portfolio - Level 6
	2002	8.6686	5.9485	518,009
	2001	10.0000	8.6686	243,391

Fidelity VIP Overseas Portfolio - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Fidelity VIP Overseas Portfolio - Level 6
	2002	8.0342	6.2915	85,536
	2001	10.0000	8.0342	205,125

First Eagle Overseas - Level 1
	2002	10.0000	0	0

First Eagle Overseas -Level 6
	2002	10.0000	11.1376	409,283

MFS/Sun Life Capital Appreciation Series - Level 1
	2002	5.7504	3.8491	22,443
	2001	7.7778	5.7504	26,572
	2000	10.0000	7.7778	0

MFS/Sun Life Capital Appreciation Series - Level 6
	2002	5.7037	3.7966	207,761
	2001	7.7582	5.7037	250,825
	2000	10.0000	7.7582	91,422

MFS/Sun Life Emerging Growth Series - Level 1
	2002	0	0	0
	2001	7.7719	0	0
	2000	10.0000	7.7719	0

MFS/Sun Life Emerging Growth Series - Level 6
	2002	4.9923	3.2352	225,151
	2001	7.7523	4.9923	284,473
	2000	10.0000	7.7523	142,901

MFS/Sun Life Government Securities Series - Level 1
	2002	11.3934	12.3852	46,686
	2001	10.7110	11.3934	14,995
	2000	10.0000	10.7110	0

MFS/Sun Life Government Securities Series - Level 6
	2002	11.3012	12.2167	354,961
	2001	10.6841	11.3012	241,877
	2000	10.0000	10.6841	1,703

MFS/Sun Life High Yield Series - Level 1
	2002	0	0	0
	2001	9.9204	0	0
	2000	10.0000	9.9204	0

MFS/Sun Life High Yield Series - Level 6
	2002	9.1958	9.2977	65,178
	2001	9.1804	9.1958	150,241
	2000	10.0000	9.1804	15,842

MFS/Sun Life Massachusetts Investors Growth Stock Series - Level 1
	2002	6.3791	4.5434	37,264
	2001	8.5799	6.3791	41,073
	2000	10.0000	8.5799	2,827

MFS/Sun Life Massachusetts Investors Growth Stock Series - Level 6
	2002	6.3274	4.4814	371,781
	2001	8.5583	6.3274	430,921
	2000	10.0000	8.5583	181,314

MFS/Sun Life Massachusetts Investors Trust Series - Level 1
	2002	0	0	0
	2001	9.6015	0	0
	2000	10.0000	9.6015	0
MFS/Sun Life Massachusetts Investors Trust Series - Level 6
	2002	7.9448	6.1613	185,100
	2001	9.5773	7.9448	216,653
	2000	10.0000	9.5773	68,760

MFS/Sun Life New Discovery Series - Level 1
	2002	8.0769	5.3206	15,576
	2001	8.5985	8.0769	15,576
	2000	10.0000	8.5985	3,013

MFS/Sun Life New Discovery Series - Level 6
	2002	8.0114	5.2480	381,116
	2001	8.5769	8.0114	262,121
	2000	10.0000	8.5769	113,259

MFS/Sun Life Total Return Series - Level 1
	2002	11.1223	10.3818	40,252
	2001	11.1781	11.1223	26,038
	2000	10.0000	11.1781	0

MFS/Sun Life Total Return Series - Level 6
	2002	11.0324	10.2406	193,757
	2001	11.1500	11.0324	156,762
	2000	10.0000	11.1500	4,270

MFS/Sun Life Utilities Series - Level 1
	2002	0	0	0
	2001	9.6985	0	0
	2000	10.0000	9.6985	0

MFS/Sun Life Utilities Series - Level 6
	2002	7.2080	5.4035	206,403
	2001	9.6741	7.2080	225,695
	2000	10.0000	9.6741	23,830

MFS/Sun Life Capital Appreciation S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

MFS/Sun Life Capital Appreciation S Class - Level 6
	2002	9.7113	6.4477	35,318
	2001	10.0000	9.7113	25,479

MFS/Sun Life Emerging Growth S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 6
	2002	9.7038	6.2714	26,522
	2001	10.0000	9.7038	11,204

MFS/Sun Life Government Securities S Class - Level 1
	2002	0	10.9818	36,582
	2001	10.0000	0	0

MFS/Sun Life Government Securities S Class - Level 6
	2002	10.1096	10.8998	443,455
	2001	10.0000	10.1096	55,223

MFS/Sun Life High Yield S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

MFS/Sun Life High Yield S Class - Level 6
	2002	9.8769	9.9489	105,349
	2001	10.0000	9.8769	50,617

MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 1
	2002	0	6.9628	31,959
	2001	10.0000	0	0

MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 6
	2002	9.7653	6.9107	237,736
	2001	10.0000	9.7653	73,389

MFS/Sun Life Massachusetts Investors Trust S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

MFS/Sun Life Massachusetts Investors Trust S Class - Level 6
	2002	9.6608	7.4761	85,291
	2001	10.0000	9.6608	37,370

MFS/Sun Life New Discovery S Class - Level 1
	2002	0	6.7759	8,310
	2001	10.0000	0	0

MFS/Sun Life New Discovery S Class - Level 6
	2002	10.2973	6.7252	415,023
	2001	10.0000	10.2973	60,891

MFS/Sun Life Total Return S Class - Level 1
	2002	0	9.2957	39,880
	2001	10.0000	0	0

MFS/Sun Life Total Return S Class - Level 6
	2002	9.9574	9.2262	491,799
	2001	10.0000	9.9574	121,906

MFS/Sun Life Utilities S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

MFS/Sun Life Utilities S Class - Level 6
	2002	8.9204	6.6611	118,281
	2001	10.0000	8.9204	59,417

PIMCO Real Return Bond Portfolio - Level 1
	2002	10.0000	0	0

PIMCO Real Return Bond Portfolio - Level 6
	2002	10.0000	10.0787	556

PIMCO Total Return Bond Portfolio - Level 1
	2002	10.0000	0	0

PIMCO Total Return Bond Portfolio - Level 6
	2002	10.0000	10.2118	377,785

PIMCO Emerging Markets Bond Portfolio - Level 1
	2002	10.0000	0	0

PIMCO Emerging Markets Bond Portfolio - Level 6
	2002	10.0000	11.6243	270,125

PIMCO High Yield Portfolio - Level 1
	2002	10.0000	0	0

PIMCO High Yield Portfolio - Level 6
	2002	10.0000	10.8301	271,007

Rydex VT Nova Fund - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Rydex VT Nova Fund - Level 6
	2002	0	5.2213	5,521
	2001	10.0000	0	0

Rydex VT OTC Fund - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Rydex VT OTC Fund - Level 6
	2002	7.9294	4.7733	26,765
	2001	10.0000	7.9294	17,937

SC Blue Chip Mid Cap Fund - Level 1
	2002	9.1920	7.7439	28,554
	2001	9.5985	9.1920	14,095
	2000	10.0000	9.5985	2,643

SC Blue Chip Mid Cap Fund - Level 6
	2002	9.1175	7.6385	501,520
	2001	9.5744	9.1175	274,202
	2000	10.0000	9.5744	32,311

SC Davis Financial Fund - Level 1
	2002	0	0	0
	2001	11.2864	0	0
	2000	10.0000	11.2864	0

SC Davis Financial Fund - Level 6
	2002	10.3520	8.3097	67,353
	2001	11.2580	10.3520	52,939
	2000	10.0000	11.2580	6,827

SC Davis Venture Value Fund - Level 1
	2002	8.6823	7.1979	56,937
	2001	9.8112	8.6823	10,218
	2000	10.0000	9.8112	0

SC Davis Venture Value Fund - Level 6
	2002	8.6120	7.0998	653,691
	2001	9.7865	8.6120	488,789
	2000	10.0000	9.7865	87,552

Sun Capital Investment Grade Bond Fund - Level 1
	2002	0	0	0
	2001	10.5833	0	0
	2000	10.0000	10.5833	0

Sun Capital Investment Grade Bond Fund - Level 6
	2002	11.1445	11.5422	390,315
	2001	10.5567	11.1445	441,906
	2000	10.0000	10.5567	18,259

SC Investors Foundation Fund - Level 1
	2002	0	0	0
	2001	8.8717	0	0
	2000	10.0000	8.8717	356

SC Investors Foundation Fund - Level 6
	2002	8.0207	5.9350	32,320
	2001	8.8494	8.0207	13,545
	2000	10.0000	8.8494	0

Sun Capital Money Market Fund - Level 1
	2002	10.4918	10.5038	29,610
	2001	10.2310	10.4918	16,107
	2000	10.0000	10.2310	0

Sun Capital Money Market Fund - Level 6
	2002	10.4069	10.3609	768,414
	2001	10.2052	10.4069	354,369
	2000	10.0000	10.2052	15,319

Sun Capital Real Estate Fund - Level 1
	2002	0.0000	0	0
	2001	10.7410	0.0000	0
	2000	10.0000	10.7410	0

Sun Capital Real Estate Fund - Level 6
	2002	11.8719	12.1666	299,271
	2001	10.7140	11.8719	78,541
	2000	10.0000	10.7140	6,825

SC Select Equity Fund - Level 1
	2002	0	0	0
	2001	8.0851	0	0
	2000	10.0000	8.0851	0

SC Select Equity Fund - Level 6
	2002	6.6491	4.7427	54,117
	2001	8.0647	6.6491	43,345
	2000	10.0000	8.0647	16,622

SC Value Equity Fund - Level 1
	2002	0	0	0
	2001	11.2841	0	0
	2000	10.0000	11.2841	0

SC Value Equity Fund - Level 6
	2002	10.7975	7.7070	28,150
	2001	11.2558	10.7975	22,837
	2000	10.0000	11.2558	61

SC Value Managed Fund - Level 1
	2002	0	0	0
	2001	11.3305	0	0
	2000	10.0000	11.3305	0

SC Value Managed Fund - Level 6
	2002	10.4515	8.0892	20,694
	2001	11.3020	10.4515	9,400
	2000	10.0000	11.3020	0

SC Value Mid Cap Fund - Level 1
	2002	0	0	0
	2001	10.2926	0	0
	2000	10.0000	10.2926	0

SC Value Mid Cap Fund - Level 6
	2002	10.7976	9.9914	133,336
	2001	10.2667	10.7976	147,928
	2000	10.0000	10.2667	28,275

SC Value Small Cap Fund - Level 1
	2002	0	0	0
	2001	12.1343	0	0
	2000	10.0000	12.1343	0

SC Value Small Cap Fund - Level 6
	2002	12.9779	10.1419	409,778
	2001	12.1038	12.9779	94,796
	2000	10.0000	12.1038	7,205

SC INVESCO Technology Fund - Level 1
	2002	0	0	0
	2001	10.0000	0	0

SC INVESCO Technology Fund - Level 6
	2002	7.0780	0	0
	2001	10.0000	7.0780	25,390

SC INVESCO Telecommunications Fund - Level 1
	2002	0	0	0
	2001	10.0000	0	0

SC INVESCO Telecommunications Fund - Level 6
	2002	5.5074	0	0
	2001	10.0000	5.5074	6,635

SC INVESCO Health Sciences Fund - Level 1
	2002	0	0	0
	2001	10.0000	0	0

SC INVESCO Health Sciences Fund - Level 6
	2002	10.1316	0	0
	2001	10.0000	10.1316	37,154

SC INVESCO Energy Fund - Level 1
	2002	0	0	0
	2001	10.0000	0	0

SC INVESCO Energy Fund - Level 6
	2002	8.4927	0	0
	2001	10.0000	8.4927	4,908

SC Neuberger Berman Mid Cap Value Fund - Level 1
	2002	0	0	0
	2001	10.0000	0	0

SC Neuberger Berman Mid Cap Value Fund - Level 6
	2002	9.7925	8.7218	48,364
	2001	10.0000	9.7925	20,692

SC Neuberger Berman Mid Cap Growth Fund - Level 1
	2002	0	0	0
	2001	10.0000	0	0

SC Neuberger Berman Mid Cap Growth Fund - Level 6
	2002	8.6575	6.0269	50,850
	2001	10.0000	8.6575	21,044

SC Alger Growth Fund - Level 1
	2002	10.0000	0	0

SC Alger Growth Fund - Level 6
	2002	10.0000	7.4937	71,177

SC Alger Income & Growth Fund - Level 1
	2002	10.0000	0	0

SC Alger Income & Growth Fund - Level 6
	2002	10.0000	7.7777	36,087

SC Alger Small Capitalization Fund - Level 1
	2002	10.0000	0	0

SC Alger Small Capitalization Fund - Level 6
	2002	10.0000	7.6606	15,581

Sun Capital All Cap Fund - Level 1
	2002	10.0000	0	0

Sun Capital All Cap Fund - Level 6
	2002	10.0000	0	0

Templeton Growth Securities Fund - Level 1
	2002	10.0000	0	0

Templeton Growth Securities Fund - Level 6
	2002	10.0000	0	0

Templeton Foreign Securities Fund - Level 1
	2002	10.0000	0	0

Templeton Foreign Securities Fund - Level 6
	2002	10.0000	0	0

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APPENDIX J

INVESTMENT OPTIONS AND EXPENSES FOR INITIAL CLASS SHARES

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The MFS/Sun Life Series Trust Fund options shown in this prospectus are the "Service Class" shares of the Trust. The Service Class was first offered for sale on August 27, 2001. All Contracts purchased on or after that date are invested in the Service Class.

Each MFS/Sun Life Series Trust Fund also has an "Initial Class" of shares. All Contracts purchased before August 27, 2001, are invested in the "Initial Class." The following Initial Class Funds are available to owners of such Contracts:
Large-Cap Value Equity Funds	Small-Cap Growth Equity Funds
MFS/Sun Life Total Return Series	MFS/ Sun Life New Discovery Series
Large-Cap Blend Equity Funds	Large-Cap Value Sector Equity Funds
MFS/ Sun Life Massachusetts Investors Trust Series	MFS/ Sun Life Utilities Series
Large-Cap Growth Equity Funds	High Quality Intermediate-Term Bond Funds
MFS/ Sun Life Capital Appreciation Series	MFS/ Sun Life Government Securities Series
MFS/ Sun Life Emerging Growth Series	Low-Quality Intermediate-Term Bond Fund
MFS/ Sun Life Massachusetts Investors Growth	MFS/ Sun Life High Yield Series
Stock Series

The shares of the Initial Class have the same investment objectives, policies, and strategies as the shares of the Service Class. The only differences between the two classes are their expense ratios, which are 0.25% lower for the Initial Class shares.

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481
Telephone:
Toll Free (888) 786-2435

General Distributor
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

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PROSPECTUS

MAY 1, 2003

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MFS REGATTA CHOICE

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and a range of fixed options. The variable options are Sub-Accounts in the Variable Account, each of which invests in one of the following series of the MFS/Sun Life Series Trust (the "Funds"). The MFS/Sun Life Series Trust (the "Series Fund") is a mutual fund advised by our affiliate, Massachusetts Financial Services Company:

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Large-Cap Value Equity Funds	Mid-Cap Value Equity Funds
MFS/Sun Life Global Asset Allocation- S Class	MFS/ Sun Life Mid Cap Value - S Class
MFS/Sun Life Global Total Return - S Class	Mid-Cap Growth Equity Funds
MFS/ Sun Life International Value - S Class	MFS/ Sun Life Mid Cap Growth - S Class
MFS/ Sun Life Strategic Value - S Class	Small-Cap Growth Equity Funds
MFS/Sun Life Total Return - S Class	MFS/ Sun Life New Discovery - S Class
MFS/ Sun Life Value - S Class	Large-Cap Growth Sector Equity Funds
Large-Cap Blend Equity Funds	MFS/ Sun Life Global Telecommunications
MFS/ Sun Life Capital Opportunities - S Class	- S Class
MFS/ Sun Life Massachusetts Investors Trust	MFS/ Sun Life Technology - S Class
- S Class	Large-Cap Value Sector Equity Funds
MFS/ Sun Life Research - S Class	MFS/ Sun Life Utilities - S Class
MFS/ Sun Life Research Growth and Income - S Class	High Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	MFS/ Sun Life Bond - S Class
MFS/ Sun Life Capital Appreciation - S Class	MFS/ Sun Life Government Securities - S Class
MFS/ Sun Life Emerging Growth - S Class	High Quality Long-Term Bond Funds
MFS/ Sun Life Emerging Markets Equity - S Class	MFS/ Sun Life Global Governments - S Class
MFS/ Sun Life Global Growth - S Class	Low-Quality Intermediate-Term Bond Fund
MFS/ Sun Life International Growth - S Class	MFS/ Sun Life High Yield - S Class
MFS/ Sun Life Managed Sectors - S Class	MFS/ Sun Life Strategic Income - S Class
MFS/ Sun Life Massachusetts Investors Growth	Money Market Fund
Stock - S Class	MFS/ Sun Life Money Market - S Class
MFS/ Sun Life Research International - S Class
MFS/ Sun Life Strategic Growth - S Class

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The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

This Prospectus must be accompanied by a current prospectus for the Series Fund. Please read this Prospectus and the Series Fund prospectus carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

We have filed a Statement of Additional Information dated May 1, 2003 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 56 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following address:
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which se discuss these topics in more detail.

The Annuity Contract

The MFS Regatta Choice Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing one or more of the optional death benefit riders.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments of at least $1,000 at any time during the Accumulation Phase. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is a separate series of the MFS/Sun Life Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

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Fees and Expenses

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The Contract has insurance features and investment features, and there are costs related to each.

Each year for the first five Account Years, if your Account Value is less than $75,000 on your Account Anniversary, we deduct a $35 Annual Account Fee. After the fifth Account Year, we may increase the fee, but it will never exceed $50. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

We deduct a mortality and expense risk charge of 1.00% of the average daily value of the Contract invested in the Variable Account, if your initial Purchase Payment was less than $1,000,000, or 0.85% if your initial Purchase Payment was $1,000,000 or more. We also deduct an administrative charge of 0.15% of the average daily value of the Contract invested in the Variable Account. If you annuitize before your eighth Account Anniversary, we will deduct, during the Income Phase, an additional charge equal to 0.25% of your daily Account Value.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a "contingent deferred sales charge") starts at 7% in the first Contract year and declines to 0% after seven years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect one or more of the optional death benefit riders, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from 0.15% to 0.40% of the average daily value of your Contract depending upon which optional death benefit rider(s) you elect.

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In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds, depending upon which Fund(s) you have selected.

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The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of a several Annuity Options. Subject to the Maximum Annuity Commencement Date, you can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. You decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Death Benefit

If you die before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Contract Date and whether you choose the basic death benefit or, for a fee, one or more of the optional death benefit rider. If you are 85 or younger on your Contract Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), or your cash Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Contract Date, the basic death benefit is equal to the Surrender Value. Subject to availability in your state, you may enhance the basic death benefit by electing one or more of the optional death benefit riders. You must make your election before the date on which your Contract becomes effective. The riders are only available if you are younger than 80 on the Contract Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This "free withdrawal amount" equals 15% of the amount of all Purchase Payments you have made in the first Account Year. For all other Account Years, the "free withdrawal amount" equals the amount of all Purchase Payments made and not withdrawn prior to the last 7 Account Years plus the greater of (1) your Contract's earnings, minus any free withdrawals taken during the life of your Contract or (2) 15% of the amount of all Purchase Payments made during the last 7 Account Years (including the current year) minus any free withdrawals taken during the current Account Year. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see prospectus under "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it, we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

_________

If you have any questions about your Contract or need more information, please contact us at:

          Sun Life Assurance Company of Canada (U.S.)

          P. O. Box 9133

          Wellesley Hills, MA 02481

          Toll Free (800) 752-7215

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	7%*

Maximum Transfer Fee (currently $0):	$15**
*	Number of Complete Account Years Since Purchase Payment has been in the Account	Surrender Charge
	0-1	7%
	1-2	7%
	2-3	6%
	3-4	6%
	4-5	5%
	5-6	4%
	6-7	3%
	7 or more	0%

A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Account Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

**	Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. (See "Transfer Privilege.")

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 50*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.00%**

Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.15%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.40%***

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit Riders:	1.55%
*

The Annual Account Fee is currently $35. After the fifth Account Year, the fee may be changed, but it will never be greater than $50. The fee is waived on Contracts greater than $75,000 in value on your Account Anniversary. (See "Account Fee.")

**

If your initial Purchase Payment is $100,000 or more, the mortality and expense risks charge will be 0.85% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge and the administrative expenses charge will never be greater than 1.15% of average daily net Variable Account assets, regardless of the amount of your initial Purchase Payment. If you annuitize prior to your eighth Account Anniversary, however, we will deduct an additional charge equal to 0.25% of you daily Account Value. (See "Mortality and Expense Risks Charge.")

***	The optional death benefit riders are defined under "Death Benefit." The charge varies depending upon the rider selected as follows:
Rider(s) Elected	% of Average Daily Value

"EEB"	0.15%
"MAV"	0.15%
"5% Roll-Up"	0.15%
"EEB" and "MAV"	0.25%
"EEB" and "5% Roll-Up"	0.25%
"MAV" and "5% Roll-Up"	0.25%
"EEB Plus"	0.25%
"EEB" and "MAV" and "5% Roll-Up"	0.40%
"EEB Plus MAV"	0.40%
"EEB Plus 5% Roll-Up"	0.40%

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)	0.82%	8.30%*
*

The expenses shown are for the year ended December 31, 2002, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2004. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.82% and 1.51%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 927	$2,708	$4,329	$7,653
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 319	$2,246	$3,988	$7,653

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

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CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix I.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) (the "Company", "we" or "us") and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual Owner of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing one or more optional death benefit riders and paying an additional charge for each optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts."

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, and Puerto Rico, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors.The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The MFS/Sun Life Series Trust (the "Series Fund") is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund.

The Series Fund is composed of 31 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 31 series (each, a "Fund"), each corresponding to one of the portfolios. The Contract provides for investment by the Sub-Accounts in shares of the Funds. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account.

Each Fund pays fees to MFS, as its investment adviser, for services rendered pursuant to investment advisory agreements. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or us. MFS Institutional Advisers, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements (including supervision of the sub-advisers noted below) is solely that of MFS. We undertake no obligation in this regard.

MFS may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Funds, and which may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between the Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

The Series Fund also offers its shares to other separate accounts established by the Company and our New York subsidiary in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Series Fund. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Series Fund's Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.

More comprehensive information about the Series Fund and the management, investment objectives, policies, restrictions, expenses and potential risks of each Fund may be found in the current series fund prospectus. You should read the Series Fund prospectus carefully before investing. The statement of additional information of the Series Fund is available by calling (800) 752-7215.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Period(s) from those we make available. From time to time, we may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee Period will not be permitted. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the "Covered Person" dies before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant.

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer, but any allocation to a Guarantee Period must be at least $1,000. Over the life of your Contract, you may allocate amounts among as many as 18 of the available investment options.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Purchase Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described below under "Variable Account Value" and "Fixed Account Value."

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the Net Investment Factor -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus any applicable charge for optional death benefit riders. See "Contract Charges."

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. Renewals into a Guarantee Period that extend beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. Each new allocation to a Guarantee Period must be at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
o	written notice electing a different Guarantee Period from among those we then offer, or

o	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege.")

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically renew your Guarantee Amount into the Money Market Sub-Account.

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation to a Guarantee Period 30 days prior to the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
o	You may not make more than 12 transfers in any Account Year;

o	The amount transferred from a Sub-Account must be at least $1,000, unless you are transferring your entire balance in that Sub-Account;

o	Your Account Value remaining in a Sub-Account must be at least $1,000;

o	The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

o	At least 30 days must elapse between transfers to and from Guarantee Periods;

o	Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds;

o	The total number of Sub-Accounts and Guarantee Periods within an Account may not exceed 18 over the lifetime of the Contract; and

o	We impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Program. At our discretion, we may waive some or all of these restrictions.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests For Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Market Timers

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Participants. In imposing such restrictions, we may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Participant, or (2) the transfer instructions of individual Participants who have executed preauthorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Participant. We will not impose these restrictions unless our actions are reasonably intended to prevent the use of such transfers in a manner that will disadvantage or potentially impair the Contract rights of other Participants.

In addition, the Series Fund has reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in MFS' judgment, a Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to a Fund and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. We also reserve the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, mortality and expense risk charges, the administrative service fee or the annual Account Fee, credit additional amounts, or grant special Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Optional Programs

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Fund investment option under the Contract, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the $1,000 minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contract, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By electing an asset allocation program, you thereby authorize us to automatically reallocate your investment options, as determined by the terms of the asset allocation program, to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program, or choose a different model.

     Systematic Withdrawal Program

If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program.

Under this program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. The withdrawals under this program may be subject to surrender charges or a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing this option.

You may change or stop this program at any time, by written notice to us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

     Secured Future Program

Under the Secured Future Program, we divide your Purchase Payments between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your original Purchase Payment (assuming no withdrawals), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting A Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Account Year in which the withdrawal is made; we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

If you request a partial withdrawal, we will pay you the actual amount specified in your request and then adjust the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
o	When the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

o	When it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

o	When an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities (see "Tax Considerations -- Tax-Sheltered Annuities").

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge.

For convenience in discussing free withdrawal amounts, we refer to Purchase Payments made during the last 7 Account Years, including the current Account Year, as "New Payments," and we refer to Purchase Payments made before the last 7 Account Years as "Old Payments."

For the first Account Year, the free withdrawal amount is equal to 15% of the amount of all Purchase Payments you have made. For all other Account Years, the free withdrawal amount is equal to the greater of:
o	your Contract's earnings (defined below), minus any free withdrawals taken during the life of your Contract, or

o	15% of the amount of all New Payments minus any free withdrawals taken during the current Account Year.

Your Contract's earnings are equal to:
o	your Account Value, minus

o	all Purchase Payments made plus

o	all partial withdrawals and charges taken.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Withdrawal Charge on Purchase Payment

If you withdraw more than the free withdrawal amount, we consider the excess amount to be withdrawn first from Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of New Payments withdrawn. Thus, the maximum amount on which we will impose the withdrawal charge will never exceed the total of New Payments that you have not previously withdrawn.

     Order of Withdrawal

When you take a withdrawal, we liquidate your Contract in the following order:
(1)	the free withdrawal amount, and

(2)	unliquidated payments on a first-in, first-out basis.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the Account Year in which you made the Payment, but not the Account Year in which you withdraw it. Each Payment begins a new 7-year period and moves down the declining surrender charge scale as shown below at each Account Anniversary. Payments received during the current Account Year will be charged 7%, if withdrawn. On your next scheduled Account Anniversary, that Payment, along with any other Payments made during that Account Year, will be considered to be in their second Account Year and will have a 7% withdrawal charge. On the next Account Anniversary, these Payments will move into their third Account Year and will have a withdrawal charge of 6%, if withdrawn. This withdrawal charge decreases according to the number of Account Years the Purchase Payment has been held in your Account.

Number of
Account Years
Payment Has Been	Withdrawal
In Your Contract	Charge
0-1	7%
1-2	7%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

For example, the percentage applicable to withdrawals of a Payment that has been in an Account for more than 2 Account Years but less than 3 will be 6%, regardless of the issue date of the Contract.

The withdrawal charge will never be greater than 7% of the Purchase Payments you make under your Contract.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Nursing Home Waiver

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If approved by your state, we will waive the withdrawal charge for a full withdrawal if:
o	at least one year has passed since we issued your Contract,

o	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state, and

o	your confinement to an eligible nursing home began after your Open Date.

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An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit, except under the Cash Surrender method, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b

is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and/or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. In Account Years 1 through 5, the annual Account Fee is $35. After Account Year 5, we may change the Account Fee each year, but the Account Fee will never exceed $50. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:
o	your Account has been allocated only to the Fixed Account during the applicable Account Year; or

o	your Account Value is $75,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $35 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

Mortality and Expense Risk Charge

During both the Accumulation Phase and the Income Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.00%, if your initial Purchase Payment was less than $1,000,000, or 0.85% if your initial Purchase Payment was $1,000,000 or more. However, if you annuitize your Contract prior to your eighth Contract Anniversary, we will deduct an additional 0.25% during the Income Phase to offset the increased mortality risk during this phase. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee and the administrative expense charge we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract.

Charges for Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.
% of Average
Rider(s) You Elect*	Daily Value
"EEB"	0.15%
"MAV"	0.15%
"5% Roll-Up"	0.15%
"EEB" and "MAV"	0.25%
"EEB" and "5% Roll-Up"	0.25%
"MAV" and "5% Roll-Up"	0.25%
"EEB Plus"	0.25%
"EEB" and "MAV" and "5% Roll-Up"	0.40%
"EEB Plus MAV"	0.40%
"EEB Plus 5% Roll-Up"	0.40%

                             _____________________________________

                             * As defined below

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectus(es) and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we will pay the death benefit in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If your Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of the death of the Covered Person in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:
(1)	Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	The amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)	Your total Purchase Payments (adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Contract Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "Basic Death Benefit" by electing one or more of the following optional death benefit riders. You must make your election before the date on which your Contract becomes effective. You will pay a charge for each optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The riders are available only if you are younger than 80 on the Contract Date. Any optional death benefit election may not be changed after the Contract is issued. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D - H.

     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit above, or

o

your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for any subsequent Purchase Payments, partial withdrawals and charges made between that Account Anniversary and the Death Benefit Date.

     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit above, or

o	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at a rate of 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:
o	the first day of the month following your 80th birthday, or

o	the day the death benefit amount under this rider equals twice the total of your Purchase Payments and transferred amounts, adjusted for withdrawals.

     Earnings Enhancement ("EEB") Rider

If you elect this EEB Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB amount." Calculated as of your Death Benefit Date, the "EEB amount" is determined as follows:
o

If you are 69 or younger on your Contract Date, the "EEB amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 40% of the Net Purchase Payments made prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 25% of the Net Purchase Payments prior to your death.

     Earnings Enhancement Plus ("EEB Plus") Rider

If you elect this EEB Plus Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Plus amount." Calculated as of the Death Benefit Date, the "EEB Plus amount" is determined as follows:
o

If you are 69 or younger on your Contract Date, the "EEB Plus amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 100% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made within the twelve months prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 40% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus with MAV ("EEB Plus MAV") Rider

If you elect this EEB Plus MAV Rider, your death benefit will be the death benefit payable under the MAV Rider PLUS the "EEB Plus MAV amount." Calculated as of your Death Benefit Date, the "EEB Plus MAV amount" is as follows:
o

If you are 69 or younger on your Contract Date, the "EEB Plus MAV amount" will be 40% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap of 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus MAV amount" will be 25% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap of 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus with 5% Roll-Up ("EEB Plus 5% Roll-Up") Rider

If you elect this EEB Plus 5% Roll-Up Rider, your death benefit will be the death benefit payable under the 5% Roll-Up Rider PLUS the "EEB Plus 5% Roll-Up amount." Calculated as of your Death Benefit Date, the "EEB Plus 5% Roll-Up amount" is determined as follows:
o

If you are 69 or younger on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 40% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap of 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 25% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap of 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Selecting Multiple Death Benefit Riders

The MAV Rider, the 5% Roll-Up Rider, and the EEB Rider can be combined. If you elect more than one of these three optional death benefit riders, your death benefit will be calculated as follows:
o	MAV Rider combined with 5% Roll-Up Rider: The death benefit will equal the greater of the death benefit under the MAV Rider and the death benefit under the 5% Roll-Up Rider.
o

MAV Rider combined with EEB Rider: The death benefit will equal the death benefit under the MAV Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the MAV Rider.

o

EEB Rider combined with 5% Roll-Up Rider: The death benefit will equal the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider.

o

MAV Rider, the 5% Roll-Up Rider and the EEB Rider: The death benefit will equal the greater of the death benefit under the MAV Rider or the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider and the MAV Rider.

The EEB Plus, EEB Plus MAV, and EEB Plus 5% Roll-Up Riders are designed to be "comprehensive" riders and may not be combined with each other or with any of the other death benefit riders.

Spousal Continuance

If your spouse is your Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit riders you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Fund investment option (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

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During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

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If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death of -any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person's death:
o	An original certified copy of an official death certificate;

o	An original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

o	Any other proof we find satisfactory.

THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals (see "Withdrawals, Withdrawal Charge and Market Value Adjustment").

Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
o	The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

o

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:
o	We must receive your notice at least 30 days before the current Annuity Commencement Date.

o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity With 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax. The 5, 6, 7, 8, & 9-year period certain options are not available if your Account has been issued within the past 7 years.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between

Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

o	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for Annuitization Units which have annual insurance charges of 1.15% of your average daily net assets (1.00% if your initial Purchase Payment was $1,000,000 or more). If your Annuity Commencement Date is within 7 years of the Contract Date, the annual insurance charges will be increased by 0.25%. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 2.5% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $35 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually), and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 2.5% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the covered person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Annuitant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership may affect the availability of optional death benefit riders or the expenses incurred with the optional death benefit riders.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address, as shown on the cover of this Prospectus, within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value.

If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

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This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

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U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the Owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includable in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive an eligible rollover distribution from a Qualified Contract (other than from a Contract issued for use with an individual retirement account) and roll over some or all of that distribution to another eligible plan, the portion of such distribution that is rolled over will not be includible in your income. However, any eligible rollover distribution will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover.

An "eligible rollover distribution" is any distribution to you of all or any portion of the balance to the credit of your account, other than:
o	A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	Any required minimum distribution, or

o	Any hardship distribution.

Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from a Contract issued for use with an individual retirement account), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an individual retirement account, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

The preamble to the 1986 investment diversification regulations stated that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying the contract will preclude the contract from qualifying as an annuity for federal tax purposes. We cannot predict whether such guidelines, if and when they may be promulgated, will be retroactive. We reserve the right to modify the Contract and/or the Variable Account to the extent necessary to comply with any such guidelines, but cannot assure that such modifications would satisfy any retroactive guidelines.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     Individual Retirement Accounts

Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

     Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. We will provide the necessary information for Contracts issued in connection with Roth IRAs.

     Status of Optional Death Benefit Riders

Under the Code, IRAs may not invest in life insurance policies. Regulations issued by the Treasury Department provide that death benefits under IRAs do not violate this rule, provided that the death benefit is no more than the greater of the total premiums paid (net of prior withdrawals) or the cash value of the IRA.

In certain circumstances, the death benefit payable under the Contract's Optional Death Benefit Riders may exceed both the total premiums paid (net of prior withdrawals) and the cash value of the Contract. We have filed the Contract and the EEB Plus, EEB Plus MAV, and EEB Plus 5% Roll-Up Optional Death Benefit Riders ("New Riders") with the Internal Revenue Service ("IRS") requesting a ruling approving the use of the Contract with the New Riders as an IRA. We have already received a favorable determination letter with respect to the following Optional Death Benefit Riders: EEB; MAV; 5% Roll-Up; EEB and MAV; EEB and 5% Roll-Up; MAV and 5% Roll-Up; and EEB and MAV and 5% Roll-Up ("Old Riders").

Although we regard the New Riders as an investment protection feature that should not result in adverse tax treatment, we give no assurance that the IRS will approve the use of the Contract with the New Riders in IRAs. Denial of our request by the IRS could result in taxation of the entire balance of your IRA and penalty taxes. You should consult a qualified tax adviser before adding any of the New Riders to your Contract if it is an IRA.

Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. Although we currently offer the Contract in Puerto Rico in connection with qualified retirement plans, the text of this Prospectus under the heading "Federal Tax Status" dealing with such qualified retirement plans is inapplicable to Puerto Rico and should be disregarded.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 6.50% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 0.50% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." During 2000, and 2001, approximately $1,166,659 and $4,885,880, respectively in commissions were paid to and retained by Clarendon in connection with the distribution of the Contracts.

PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Series. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial purchase payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the Account Fee, although such figures do reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Account on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the available Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Fitch IBCA. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Fitch IBCA's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2002 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the fire jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

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FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2002 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

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Calculation of Performance Data
Advertising and Sales Literature
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Accountants
Financial Statements

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This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2003 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7215.

To: Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley, Massachusetts 02481
Please send me a Statement of Additional Information for
MFS Regatta Choice Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.

Name

Address

City                                                                     State               Zip

Telephone

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Contract Date is on March 12, the first Account Year is determined from the Contract Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-business day, the previous business day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

*ANNUITANT: The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the sole Annuitant. If the Co-Annuitant dies or if no Co-Annuitant is named, the Participant becomes the Annuitant upon the Annuitant's death prior to the Annuity Commencement Date. If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co-Annuitant are living, the Co-Annuitant will be the sole Annuitant/Payee during the Income Phase.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

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*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there are Co-Participants of a Non-Qualified Contract, the surviving Co-Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

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BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY: Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

CONTRACT DATE: The date on which we issue your Contract. This is called the "Date of Coverage" in the Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. Unless otherwise noted, the Participant/Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in one lump sum.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SERIES FUND: MFS/Sun Life Series Trust.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

*You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal

Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.
					Payment
	Hypothetical		Cumulative	Free	Subject to	Withdrawal	Withdrawal
Account	Account	Annual	Annual	Withdrawal	Withdrawal	Charge	Charge
Year	Value	Earnings	Earnings	Amount	Charge	Percentage	Amount
a1	$41,000	$1,000	$ 1,000	$ 6,000	$35,000	7.00%	$2,450
2	$45,100	$4,100	$ 5,100	$ 6,000	$39,100	7.00%	$2,737
3	$49,600	$4,500	$ 9,600	$ 9,600	$40,000	6.00%	$2,400
b4	$52,100	$2,500	$12,100	$12,100	$40,000	6.00%	$2,400
5	$57,300	$5,200	$17,300	$17,300	$40,000	5.00%	$2,000
6	$63,000	$5,700	$23,000	$23,000	$40,000	4.00%	$1,600
7	$66,200	$3,200	$26,200	$26,200	$40,000	3.00%	$1,200
c8	$72,800	$6,600	$32,800	$32,800	$ 0	0.00%	$ 0
(a)

The free withdrawal amount in any year is equal to the greater of (1) the Contract's earnings that were not previously withdrawn, and (2) 15% of any Purchase Payments made in the last 7 Account Years ("New Payments"). In Account Year 1, the free withdrawal amount is $6,000, which equals 15% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $35,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $6,000.

(b)

In Account Year 4, the free withdrawal amount is $12,100, which equals the prior Contract's cumulative earnings to date. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $40,000.

(c)

In Account Year 8, the free withdrawal amount is $32,800, which equals the Contract's cumulative earnings to date. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal Calculation

Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there are a series of 4 partial withdrawals made during the fourth Account Year of $4,000, $9,000, $12,000, and $20,000.
					Remaining
	Hypothetical				Free	Amount of			Hypothetical
	Account				Withdrawal	Withdrawal			Account
	Value				Amount	Subject to	Withdrawal	Withdrawal	Value
	Before		Cumulative	Amount of	After	Withdrawal	Charge	Charge	After
Year	Withdrawal	Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount	Withdrawal
1	$41,000	$1,000	$ 1,000	$ 0	$6,000	$ 0	7.00%	$ 0	$41,000
2	$45,100	$4,100	$ 5,100	$ 0	$6,000	$ 0	7.00%	$ 0	$45,100
3	$49,600	$4,500	$ 9,600	$ 0	$9,600	$ 0	6.00%	$ 0	$49,600
4a	$50,100	$ 500	$10,100	$ 4,000	$6,100	$ 0	6.00%	$ 0	$46,100
4b	$46,900	$ 800	$10,900	$ 9,000	$ 0	$ 2,100	6.00%	$ 126	$37,900
4c	$38,500	$ 600	$11,500	$12,000	$ 0	$11,400	6.00%	$ 684	$26,500
4d	$26,900	$ 400	$11,900	$20,000	$ 0	$19,600	6.00%	$1,176	$ 6,900
(a)

In Account Year 4, the free withdrawal amount is $10,100, which equals the Contract's cumulative earnings to date. The partial withdrawal amount of $4,000 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $4,000 was taken, the remaining free withdrawal amount in Account Year 4 is $10,900 - $4,000 = $6,900. Therefore, $6,900 of the $9,000 withdrawal is not subject to a withdrawal charge, and $2,100 is subject to a withdrawal charge. Of the $13,000 withdrawn to date, $10,900 has been from the free withdrawal amount and $21,000 has been from deposits.

(c)

Since $10,900 of the 2 prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account year 4 is $11,500 - $10,900 = $600. Therefore, $600 of the $12,000 withdrawal is not subject to a withdrawal charge, and $11,400 is subject to a withdrawal charge. Of the $25,000 withdrawn to date, $11,500 has been from the free withdrawal amount and $13,500 has been from deposits.

(d)

Since $11,500 of the 3 prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account Year 4 is $11,900 - $11,500 = $400. Therefore, $400 of the $20,000 withdrawal is not subject to a withdrawal charge, and $19,600 is subject to a withdrawal charge. Of the $45,000 withdrawn to date, $11,900 has been from the free withdrawal amount and $33,100 has been from deposits.

Note that if the $6,900 hypothetical Account Value after withdrawal was withdrawn, it would all be from deposits and subject to a withdrawal charge. The withdrawal charge would be 6% of $6,900, which equals $414. The total Account Year 4 withdrawal charges would then be $2,400, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page.

Part 2 - Fixed Account - Examples of the Market Value Adjustment ("MVA")

The MVA Factor is:

[(1 + I) / (1 + J + b)] ^ (N/12) -1

These examples assume the following:
o	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

o	The date of surrender is 2 years from the Expiration Date (N = 24).

o	The value of the Guarantee Amount on the date of surrender is $11,910.16.

o	The interest earned in the current Account Year is $674.16.

o	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

o	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.
The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .08)] ^ (24/12) - 1
=	(.981^ 2) -1
=	.963 -1
=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) X (-.037) = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.
The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .05)] ^ (24/12) - 1
=	(1.010^ 2) -1
=	1.019 -1
=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) X .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:
The Basic Death Benefit is the greatest of:
Account Value	= $ 80,000.00
Cash Surrender Value*	= $ 76,100.00
Purchase Payments	= $100,000.00
The Basic Death Benefit would therefore be:	$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.
The Basic Death Benefit is the greatest of:
Account Value	= $ 60,000.00
Cash Surrender Value*	= $ 56,400.00
Adjusted Purchase Payments**	= $ 75,000.00
The Basic Death Benefit would therefore be:	= $ 75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments X (Account Value after withdrawal Divided By Account Value before withdrawal) = $100,000.00 X ($60,000.00 Divided By $80,000.00)

APPENDIX D

CALCULATION OF EEB OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
The Death Benefit Amount would therefore	= $135,000

- plus -
The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 35,000
40% of the above amount	= $ 14,000
Cap of 40% of Adjusted Purchase Payments	= $ 40,000
The lesser of the above two amounts = the EEB amount	= $ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $135,000 + $14,000 = $149,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. Assume death occurs in Account Year 7. In addition, this Contract was issued prior to the owner's 70th birthday.
The Death Benefit Amount will be the greatest of:
Account Value	= $115,000
Cash Surrender Value*	= $112,000
Total of Adjusted Purchase Payments**	= $ 85,185
The Death Benefit Amount would therefore be	$115,000

- plus -
The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 29,815
40% of the above amount	= $ 11,926
Cap of 40% of Adjusted Purchase Payments	= $ 34,074
The lesser of the above two amount = the EEB amount	= $ 11,926

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $115,000 + $11,926 = $126,926.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($115,000 divided by $135,000) = $85,185

APPENDIX E

CALCULATION OF DEATH BENEFIT WHEN EEB AND MAV
AND 5% ROLL-UP RIDERS ARE SELECTED

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in Variable Accounts. No withdrawals are made. The Account Value at the Death Benefit Date is $135,000, the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000, and the Maximum Anniversary Value is $142,000. Assume death occurs in Account Year 7. The calculation of the death benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
5% Premium Roll-up Value	= $140,000
Maximum Anniversary Value	= $142,000
The Death Benefit Amount would therefore	= $142,000

- plus -
The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 35,000
40% of the above amount	= $ 14,000
Cap of 40% of Adjusted Purchase Payments	= $ 40,000
The lesser of the above two amounts = the EEB amount	= $ 14,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB amount = $142,000 + $14,000 = $156,000.

 *Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX F

CALCULATION OF EEB PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
The Death Benefit Amount would therefore	= $135,000

- plus -
The EEB Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 35,000
40% of the above amount	= $ 14,000
Cap of 100% of Adjusted Purchase Payments	= $100,000
The lesser of the above two amounts = the EEB Plus amount	= $ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Plus amount = $135,000 + $14,000 = $149,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX G

CALCULATION OF EEB PLUS WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
Maximum Anniversary Value	= $140,000
The Death Benefit Amount would therefore	= $140,000

- plus -
The EEB Plus amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted
Purchase Payments	= $ 40,000
40% of the above amount	= $ 16,000
Cap of 100% of Adjusted Purchase Payments	= $100,000
The lesser of the above two amounts = the EEB Plus MAV
amount	= $ 16,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Plus MAV amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX H

CALCULATION OF EEB PLUS WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
5% Premium Roll-up Value	= $140,000
The Death Benefit Amount would therefore	= $140,000

- plus -
The EEB Plus amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	= $ 40,000
40% of the above amount	= $ 16,000
Cap of 100% of Adjusted Purchase Payments	= $100,000
The lesser of the above two amounts = the EEB Plus 5% Roll-up amount	= $ 16,000

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Plus 5% Roll-Up amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX I

CONDENSED FINANCIAL INFORMATION -- ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information.

	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Year	of Year	of Year	of Year
Bond S Class - Level 1
	2002	$ 0	$ 10.9115	28,207
	2001	10.0000	0	0

Bond S Class - Level 6
	2002	10.0669	10.8300	476,404
	2001	10.0000	10.0669	92,588

Bond Series - Level 1
	2002	11.2490	12.2046	28,714
	2001	10.5347	11.2490	53,054
	2000	10.0000	10.5347	77,459

Bond Series - Level 6
	2002	11.1588	12.0396	411,300
	2001	10.5160	11.1588	319,640
	2000	10.0000	10.5160	49,564

Capital Appreciation S Class - Level 1
	2002	0	6.4963	2,975
	2001	10.0000	0	0

Capital Appreciation S Class - Level 6
	2002	9.7113	6.4477	618,000
	2001	10.0000	9.7113	322,594

Capital Appreciation Series - Level 1
	2002	5.9814	4.0037	105,939
	2001	8.0903	5.9814	136,567
	2000	10.0000	8.0903	9,289

Capital Appreciation Series - Level 6
	2002	5.9333	3.9494	1,684,186
	2001	8.0705	5.9333	1,606,016
	2000	10.0000	8.0705	410,764

Capital Opportunities S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Capital Opportunities S Class - Level 6
	2002	9.5067	6.5007	343,746
	2001	10.0000	9.5067	143,895

Capital Opportunities Series - Level 1
	2002	6.1111	4.2111	97,755
	2001	8.2259	6.1111	98,646
	2000	10.0000	8.2259	0

Capital Opportunities Series - Level 6
	2002	6.0616	4.1538	1,256,913
	2001	8.2053	6.0616	1,667,287
	2000	10.0000	8.2053	530,318

Emerging Growth S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Emerging Growth S Class - Level 6
	2002	9.7038	6.2714	234,953
	2001	10.0000	9.7038	86,683

Emerging Growth Series - Level 1
	2002	5.0333	3.2800	57,582
	2001	7.7721	5.0333	37,403
	2000	10.0000	7.7721	9,525

Emerging Growth Series - Level 6
	2002	4.9926	3.2353	1,594,087
	2001	7.7526	4.9926	1,877,767
	2000	10.0000	7.7526	578,558

Emerging Markets Equity S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Emerging Markets Equity S Class - Level 6
	2002	10.3121	9.9371	33,666
	2001	10.0000	10.3121	8,851

Emerging Markets Equity Series - Level 1
	2002	7.9991	7.7657	12,239
	2001	8.1649	7.9991	30,597
	2000	10.0000	8.1649	0

Emerging Markets Equity Series - Level 6
	2002	7.9349	7.6605	92,559
	2001	8.1450	7.9349	110,619
	2000	10.0000	8.1450	54,411

Global Asset Allocation S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Global Asset Allocation S Class - Level 6
	2002	9.7484	8.9124	6,404
	2001	10.0000	9.7484	2,340

Global Asset Allocation Series - Level 1
	2002	0	0	0
	2001	9.5774	0	0
	2000	10.0000	9.5774	0

Global Asset Allocation Series - Level 6
	2002	8.5688	7.8527	30,112
	2001	9.5568	8.5688	50,328
	2000	10.0000	9.5568	3,760

Global Governments S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Global Governments S Class - Level 6
	2002	9.7064	11.4949	28,979
	2001	10.0000	9.7064	3,857

Global Governments Series - Level 1
	2002	0	0	0
	2001	10.2804	0	0
	2000	10.0000	10.2804	0

Global Governments Series - Level 6
	2002	9.8795	11.7320	71,947
	2001	10.2553	9.8795	63,953
	2000	10.0000	10.2553	33,261

Global Growth S Class - Level 1
	2002	0	7.7044	11,270
	2001	10.0000	0	0

Global Growth S Class - Level 6
	2002	9.6687	7.6467	36,154
	2001	10.0000	9.6687	3,913

Global Growth Series - Level 1
	2002	0	0	0
	2001	8.9173	0	0
	2000	10.0000	8.9173	0

Global Growth Series - Level 6
	2002	7.0332	5.5830	226,144
	2001	8.8963	7.0332	276,586
	2000	10.0000	8.8963	88,602

Global Telecommunications S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Global Telecommunications S Class- Level 6
	2002	9.4199	5.6039	12,256
	2001	10.0000	9.4199	5,487

Global Telecommunications Series - Level 1
	2002	0	0	0
	2001	7.2919	0	0
	2000	10.0000	7.2919	0

Global Telecommunications Series - Level 6
	2002	4.1904	2.4962	38,886
	2001	7.2799	4.1904	43,044
	2000	10.0000	7.2799	2,093

Global Total Return S Class- Level 1
	2002	0	9.6983	7,980
	2001	10.0000	0	0

Global Total Return S Class - Level 6
	2002	9.7381	9.6258	62,520
	2001	10.0000	9.7381	25,351

Global Total Return Series - Level 1
	2002	0.0000	0	0
	2001	9.9739	0.0000	0
	2000	10.0000	9.9739	0

Global Total Return Series - Level 6
	2002	9.1924	9.1043	72,194
	2001	9.9538	9.1924	56,565
	2000	10.0000	9.9538	5,255

Government Securities S Class- Level 1
	2002	0	0	0
	2001	10.0000	0	0

Government Securities S Class - Level 6
	2002	10.1096	10.8998	1,121,337
	2001	10.0000	10.1096	242,126

Government Securities Series - Level 1
	2002	11.3102	12.2948	79,311
	2001	10.6328	11.3102	82,692
	2000	10.0000	10.6328	0

Government Securities Series - Level 6
	2002	11.2196	12.1285	1,486,063
	2001	10.6069	11.2196	1,153,701
	2000	10.0000	10.6069	120,982

High Yield S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

High Yield S Class - Level 6
	2002	9.8769	9.9489	340,346
	2001	10.0000	9.8769	91,947

High Yield Series - Level 1
	2002	9.2578	9.4127	60,006
	2001	9.1906	9.2578	83,541
	2000	10.0000	9.1906	0

High Yield Series - Level 6
	2002	9.1836	9.2854	483,805
	2001	9.1682	9.1836	512,884
	2000	10.0000	9.1682	104,240

International Growth S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

International Growth S Class - Level 6
	2002	9.4953	8.2245	177,116
	2001	10.0000	9.4953	46,282

International Growth Series - Level 1
	2002	7.5825	6.6143	44,467
	2001	9.6014	7.5825	56,427
	2000	10.0000	9.6014	0

International Growth Series - Level 6
	2002	7.5216	6.5247	470,467
	2001	9.5796	7.5216	498,032
	2000	10.0000	9.5796	26,179

International Investors Trust S Class- Level 1
	2002	0	0	0
	2001	10.0000	0	0

International Investors Trust S Class- Level 6
	2002	9.3653	8.6705	19,213
	2001	10.0000	9.3653	2,236

International Investors Trust Series - Level 1
	2002	0	0	0
	2001	9.1063	0	0
	2000	10.0000	9.1063	9,690

International Investors Trust Series - Level 6
	2002	8.0551	7.4590	75,784
	2001	9.0840	8.0551	88,193
	2000	10.0000	9.0840	116,665

Managed Sectors S Class - Level 1
	2002	0	7.0500	12,139
	2001	10.0000	0	0

Managed Sectors S Class - Level 6
	2002	9.6242	6.9972	35,520
	2001	10.0000	9.6242	4,108

Managed Sectors Series - Level 1
	2002	0	0	0
	2001	8.8725	0	0
	2000	10.0000	8.8725	0

Managed Sectors Series - Level 6
	2002	5.6190	4.0940	252,549
	2001	8.8522	5.6190	283,968
	2000	10.0000	8.8522	64,615

Massachusetts Investors Growth Stock S Class - Level 1
	2002	0	6.9628	25,611
	2001	10.0000	0	0

Massachusetts Investors Growth Stock S Class - Level 6
	2002	9.7653	6.9107	587,666
	2001	10.0000	9.7653	180,721

Massachusetts Investors Growth Stock Series - Level 1
	2002	6.4797	4.6151	100,115
	2001	8.7153	6.4797	106,297
	2000	10.0000	8.7153	41,788

Massachusetts Investors Growth Stock Series - Level 6
	2002	6.4276	4.5524	2,217,097
	2001	8.6939	6.4276	2,735,366
	2000	10.0000	8.6939	83,5704

Massachusetts Investors Trust S Class - Level 1
	2002	0	7.5325	1,382
	2001	10.0000	0	0

Massachusetts Investors Trust S Class - Level 6
	2002	9.6608	7.4761	879,362
	2001	10.0000	9.6608	283,244

Massachusetts Investors Trust Series - Level 1
	2002	8.1168	6.3299	143,884
	2001	9.7299	8.1168	169,670
	2000	10.0000	9.7299	0

Massachusetts Investors Trust Series - Level 6
	2002	8.0516	6.2441	2,414,055
	2001	9.7060	8.0516	2,739,234
	2000	10.0000	9.7060	623,357

Mid Cap Growth S Class - Level 1
	2002	0	5.0501	23,576
	2001	10.0000	0	0

Mid Cap Growth S Class - Level 6
	2002	9.6369	5.0123	375,433
	2001	10.0000	9.6369	97,210

Mid Cap Growth Series - Level 1
	2002	0	0	0
	2001	9.2544	0	0
	2000	10.0000	9.2544	0

Mid Cap Growth Series - Level 6
	2002	6.9864	3.6343	394,997
	2001	9.2393	6.9864	430,208
	2000	10.0000	9.2393	44,338

Mid Cap Value S Class - Level 1
	2002	0.0000	0	0

Mid Cap Value S Class - Level 6
	2002	0.0000	7.8471	3,925

Money Market S Class - Level 1
	2002	0	10.0406	24,443
	2001	10.0000	0	0

Money Market S Class - Level 6
	2002	10.0200	9.9656	617,199
	2001	10.0000	10.0200	130,910

Money Market Series - Level 1
	2002	10.5115	10.5390	155,667
	2001	10.2312	10.5115	79,558
	2000	10.0000	10.2312	16,332

Money Market Series - Level 6
	2002	10.4269	10.3961	1,078,039
	2001	10.2059	10.4269	1,066,254
	2000	10.0000	10.2059	204,046

New Discovery S Class - Level 1
	2002	0	6.7759	8,241
	2001	10.0000	0	0

New Discovery S Class - Level 6
	2002	10.2973	6.7252	322,637
	2001	10.0000	10.2973	90,757

New Discovery Series - Level 1
	2002	8.0771	5.3207	43,608
	2001	8.5988	8.0771	50,623
	2000	10.0000	8.5988	0

New Discovery Series - Level 6
	2002	8.0117	5.2482	858,897
	2001	8.5772	8.0117	862,727
	2000	10.0000	8.5772	274,903

Research S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Research S Class - Level 6
	2002	9.6402	7.0845	132,203
	2001	10.0000	9.6402	35,256

Research Series - Level 1
	2002	0	0	0
	2001	8.8897	0	0
	2000	10.0000	8.8897	0

Research Series - Level 6
	2002	6.8626	5.0575	783,525
	2001	8.8684	6.8626	967,476
	2000	10.0000	8.8684	377,470

Research Growth and Income S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Research Growth and Income S Class - Level 6
	2002	9.9161	7.6518	86,195
	2001	10.0000	9.9161	14,297

Research Growth and Income Series - Level 1
	2002	0	0	0
	2001	10.0679	0	0
	2000	10.0000	10.0679	0

Research Growth and Income Series - Level 6
	2002	8.8107	6.8174	182,198
	2001	10.0449	8.8107	185,276
	2000	10.0000	10.0449	40,111

Research International S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Research International S Class - Level 6
	2002	9.4108	8.1872	100,325
	2001	10.0000	9.4108	33,371

Research International Series - Level 1
	2002	0	0	0
	2001	8.9251	0	0
	2000	10.0000	8.9251	0

Research International Series - Level 6
	2002	7.2078	6.2814	240,894
	2001	8.9028	7.2078	270,557
	2000	10.0000	8.9028	113,049

Strategic Growth S Class - Level 1
	2002	0	6.7447	5,955
	2001	10.0000	0	0

Strategic Growth S Class - Level 6
	2002	9.7341	6.6942	109,601
	2001	10.0000	9.7341	29,775

Strategic Growth Series - Level 1
	2002	6.3278	4.3789	83,029
	2001	8.4812	6.3278	82,700
	2000	10.0000	8.4812	0

Strategic Growth Series - Level 6
	2002	6.2774	4.3198	304,685
	2001	8.4612	6.2774	367,868
	2000	10.0000	8.4612	136,093

Strategic Income S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Strategic Income S Class - Level 6
	2002	10.0749	10.6377	109,164
	2001	10.0000	10.0749	28,762

Strategic Income Series - Level 1
	2002	10.2818	0	0
	2001	10.0495	10.2818	24,506
	2000	10.0000	10.0495	0

Strategic Income Series - Level 6
	2002	10.2003	10.7940	139,701
	2001	10.0259	10.2003	94,467
	2000	10.0000	10.0259	22,010

Strategic Value S Class - Level 1
	2002	0.0000	0	0

Strategic Value S Class - Level 6
	2002	0.0000	7.8174	485

Technology S Class - Level 1
	2002	0	0	0
	2001	10.0000	0	0

Technology S Class - Level 6
	2002	9.7265	5.1346	46,358
	2001	10.0000	9.7265	15,967

Technology Series - Level 1
	2002	4.6876	2.5067	15,458
	2001	7.7449	4.6876	18,196
	2000	10.0000	7.7449	21,540

Technology Series - Level 6
	2002	4.6500	2.4727	388,336
	2001	7.7263	4.6500	475,894
	2000	10.0000	7.7263	156,214

Total Return S Class - Level 1
	2002	0	9.2957	40,484
	2001	10.0000	0	0

Total Return S Class - Level 6
	2002	9.9574	9.2262	1,520,723
	2001	10.0000	9.9574	331,868

Total Return Series - Level 1
	2002	11.1542	10.4115	57,959
	2001	11.2101	11.1542	15,206
	2000	10.0000	11.2101	0

Total Return Series - Level 6
	2002	11.0656	10.2715	1,613,058
	2001	11.1836	11.0656	1,345,337
	2000	10.0000	11.1836	188,022

Utilities S Class - Level 1
	2002	0	6.7114	6,402
	2001	10.0000	0	0

Utilities S Class - Level 6
	2002	8.9204	6.6611	275,249
	2001	10.0000	8.9204	104,577

Utilities Series - Level 1
	2002	7.2670	0	0
	2001	9.6988	7.2670	23,799
	2000	10.0000	9.6988	0

Utilities Series - Level 6
	2002	7.2083	5.4038	819,074
	2001	9.6745	7.2083	1,030,236
	2000	10.0000	9.6745	245,771

Value S Class - Level 1
	2002	0	8.3681	41,706
	2001	10.0000	0	0

Value S Class - Level 6
	2002	9.7861	8.3055	711,008
	2001	10.0000	9.7861	200,083

Value Series - Level 1
	2002	11.1280	9.5211	23,527
	2001	12.1507	11.1280	24,071
	2000	10.0000	12.1507	0

Value Series - Level 6
	2002	11.0393	9.3926	772,980
	2001	12.1217	11.0393	653,989
	2000	10.0000	12.1217	40,111

--------------------------------------------

APPENDIX J

INVESTMENT OPTIONS AND EXPENSES FOR INITIAL CLASS SHARES


The variable Fund options shown in this prospectus are the "Service Class" shares of the MFS/Sun Life Series Trust. The Service Class was first offered for sale on August 27, 2001. All Contracts purchased on or after that date are invested in the Service Class.

Each Fund also has an "Initial Class" of shares. All Contracts purchased before August 27, 2001, are invested in the "Initial Class." The following Initial Class Funds are available to Owners of such Contracts:
Large-Cap Value Equity Funds	Mid-Cap Value Equity Funds
MFS/Sun Life Total Return Series	MFS/ Sun Life Mid Cap Value Series
MFS/Sun Life Global Total Return Series	Mid-Cap Growth Equity Funds
MFS/Sun Life Global Asset Allocation Series	MFS/ Sun Life Mid Cap Growth Series
MFS/ Sun Life International Value Series	Small-Cap Growth Equity Funds
MFS/ Sun Life Value Series	MFS/ Sun Life New Discovery Series
MFS/ Sun Life Strategic Value Series	Large-Cap Growth Sector Equity Funds
Large-Cap Blend Equity Funds	MFS/ Sun Life Global Telecommunications Series
MFS/ Sun Life Massachusetts Investors Trust Series	MFS/ Sun Life Technology Series
MFS/ Sun Life Capital Opportunities Series	Large-Cap Value Sector Equity Funds
MFS/ Sun Life Research Series	MFS/ Sun Life Utilities Series
MFS/ Sun Life Research Growth and Income Series	High Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	MFS/ Sun Life Government Securities Series
MFS/ Sun Life Capital Appreciation Series	MFS/ Sun Life Bond Series
MFS/ Sun Life Emerging Growth Series	High Quality Long-Term Bond Funds
MFS/ Sun Life Massachusetts Investors Growth	MFS/ Sun Life Global Governments Series
Stock Series	Low-Quality Intermediate-Term Bond Fund
MFS/ Sun Life Emerging Markets Equity Series	MFS/ Sun Life High Yield Series
MFS/ Sun Life Global Growth Series	MFS/ Sun Life Strategic Income Series
MFS/ Sun Life International Growth Series	Money Market Fund
MFS/ Sun Life Managed Sectors Series	MFS/ Sun Life Money Market Series
MFS/ Sun Life Research International Series
MFS/ Sun Life Strategic Growth Series

The shares of the Initial Class have the same investment objectives, policies, and strategies as the shares of the Service Class. The only differences between the two classes are their expense rations. The "Total Annual Fund Operating Expenses" under the heading "FEES AND EXPENSES" and accompanying "EXAMPLE" associated with Initial Class expenses are shown below:
Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)	0.57%	8.05%*
*

The expenses shown are for the year ended December 31, 2002, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2004. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.57% and 1.26%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

EXAMPLE

*  *  *  *  *
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$904	$2,649	$4,244	$7,540
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$294	$2,183	$3,898	$7,540


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TELEPHONE:
Toll Free (800) 752-7215

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

CHOICE

PART B

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MAY 1, 2003

FUTURITY III

AND

REGATTA CHOICE

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

TABLE OF CONTENTS
Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Accountants
Financial Statements
Appendix A
Appendix B

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The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Futurity III Variable and Fixed Annuity Contract and the Regatta Choice Variable and Fixed Annuity Contract (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") which is not included in the corresponding Prospectus dated May 1, 2003. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (888)-786-2435 for the Futurity Contracts or (800) 752-7215 for the Regatta Contracts.

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The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

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THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The Securities and Exchange Commission defines "standardized" total return information to mean Average Annual Total Return, based on a hypothetical initial purchase payment of $1,000 and calculated in accordance with the formula set forth after the table, but presented only for periods subsequent to the date the sub-account was first offered by the separate account.

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The tables below show, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the table), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the SEC formula. The calculation assumes that your initial Purchase Payment was less than $1,000,000 and that you have selected the EEB Plus MAV optional death benefit rider for total maximum insurance charges of 1.55% of the average daily net assets in your Variable Account. If your initial Purchase Payment was $1,000,000 or more or, if you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 1.55% and the Average Annual Total Return would be more favorable. For purposes of determining these investment results, the actual investment performance of each Sub-Account is reflected from the date the Sub-Account commenced investment operations in the Variable Account (the "Variable Account Inception Date"). No information is shown for Sub-Accounts that had not commenced operations as of December 31, 2002.

FUTURITY III

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
AIM V.I. Capital Appreciation Fund	2/18/1998	-29.87			-5.71
AIM V.I. Growth Fund	2/17/1998	-35.93			-11.59
AIM V.I. Core Equity Fund	3/26/1998	-21.84			-5.78
AIM V.I. International Growth Fund	2/17/1998	-21.92			-6.48
AIM V.I. Premier Equity Fund	5/1/2001	-35.28			-28.47
Alger American Growth Portfolio	3/26/1998	-37.78			-5.57
Alger American Income and Growth Portfolio	3/26/1998	-36.05			-2.71
Alger American Small Capitalization Portfolio	3/26/1998	-31.58			-13.38
Alliance VP Growth and Income Fund	5/1/2001	-27.96			-21.66
Alliance VP Premier Growth Fund	5/1/2001	-35.81			-30.25
Alliance VP Quasar Fund	5/1/2001	-36.93			-26.99
Alliance VP Technology Fund	5/1/2001	-45.85			-39.11
Alliance VP Worldwide Privatization Fund	5/1/2001	-11.47			-15.48
Fidelity VIP Contrafund Portfolio	5/1/2001	-16.37			-13.22
Fidelity VIP Growth Portfolio	5/1/2001	-35.31			-29.32
Fidelity VIP Overseas Portfolio	5/1/2001	-26.30			-26.93
First Eagle SoGen Overseas Variable Fund	9/30/2002				4.45
Goldman Sachs VIT Capital Growth Fund	5/1/2001	-29.85			-25.10
Goldman Sachs VIT CORE Small Cap Equity Fund	2/18/1998	-21.28			-3.37
Goldman Sachs VIT CORE U.S. Equity Fund	2/17/1998	-27.62			-5.01
Goldman Sachs VIT Growth and Income Fund	2/18/1998	-17.95			-8.04
Goldman Sachs VIT International Equity Fund	3/16/1998	-24.36			-7.71
INVESCO VIF Dynamics Fund	5/1/2001	-36.78			-33.23
INVESCO VIF Small Company Growth Fund	5/1/2001	-36.06			-29.05
J.P. Morgan International Opportunities Portfolio	3/26/1998	-24.34			-9.35
J.P. Morgan Small Company Portfolio	3/26/1998	-27.40			-7.57
J.P. Morgan U.S. Disciplined Equity Portfolio	3/26/1998	-30.12			-7.86
Lord Abbett Series Fund Growth and Income	3/26/1998	-24.09			-1.56
Lord Abbett Series Fund International	5/1/2001	-23.78			-26.38
Lord Abbett Series Fund Mid Cap Value	5/1/2001	-16.53			-8.45
MFS/Sun Life Capital Appreciation Series S class	11/30/1989	-37.38	-7.86	3.72	5.25
MFS/Sun Life Emerging Growth Series S class	5/1/1995	-39.03	-6.54		3.28
MFS/Sun Life Government Securities Series S class	11/30/1989	1.14	4.19	4.82	5.58
MFS/Sun Life High Yield Series S class	11/30/1989	-5.45	-1.94	3.94	5.41
MFS/Sun Life Massachusetts Investors Growth Stock Series S class	5/6/1998	-33.32			-6.59
MFS/Sun Life Massachusetts Investors Trust Series S class	10/31/1991	-27.16	-5.19	5.90	6.30
MFS/Sun Life New Discovery Series S class	5/6/1998	-38.39			-1.29
MFS/Sun Life Total Return Series S class	11/30/1989	-12.96	1.96	7.44	7.70
MFS/Sun Life Utilities Series S class	11/16/1993	-29.69	-3.78		5.29
PIMCO Emerging Markets Bond Portfolio	9/30/2002				9.05
PIMCO High Yield Portfolio	9/30/2002				1.59
PIMCO Real Return Portfolio	8/5/2002				0.05
PIMCO Total Return Portfolio	8/5/2002				-1.95
Rydex VT Nova Fund	5/1/2001	-40.28			-34.55
Rydex VT OTC Fund	5/1/2001	-43.15			-37.94
SC Davis Financial Fund	7/17/2000	-24.48			-9.38
SC Davis Venture Value Fund	7/17/2000	-22.46			-14.97
SC Neuberger Berman Mid Cap Growth Fund	5/1/2001	-34.39			-28.77
SC Neuberger Berman Mid Cap Value Fund	5/1/2001	-16.30			-11.33
SC Value Equity Fund	7/17/2000	-32.75			-12.09
SC Value Managed Fund	7/17/2000	-27.15			-10.35
SC Value Mid Cap Fund	7/17/2000	-13.07			-2.37
SC Value Small Cap Fund	7/17/2000	-26.45			-1.76
SC Blue Chip Mid Cap Fund	9/13/1999	-21.22			4.41
SC Investors Foundation Fund	9/13/1999	-30.31			-12.48
SC Select Equity Fund	9/13/1999	-32.80			-13.82
Sun Capital Investment Grade Bond Fund	12/14/1998	-2.81			2.09
Sun Capital Money Market Fund	12/14/1998	-6.54			0.69
Sun Capital Real Estate Fund	12/14/1998	-3.82			7.33
SC Alger Growth Fund	3/28/2002				-33.64
SC Alger Income & Growth Fund	3/28/2002				-31.31
SC Alger Small Capitalization Fund	3/28/2002				-29.20
Sun Capital All Cap	4/30/2002				-29.58
Templeton Growth Securitites	9/30/2002				-0.66
Templeton Foreign Securities Fund	8/5/2002				-14.32

* The Life of Fund calculation for any Fund under a year old is not annualized.

FUTURITY III

INITIAL CLASS

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
MFS/Sun Life Capital Appreciation Series	11/30/1989	-37.23	-7.62	4.00	5.53
MFS/Sun Life Emerging Growth Series	5/1/1995	-38.86	-6.28		3.56
MFS/Sun Life Government Securities Series	11/30/1989	1.40	4.47	5.10	5.86
MFS/Sun Life High Yield Series	11/30/1989	-5.10	-1.67	4.22	5.70
MFS/Sun Life Massachusetts Investors Growth Stock Series	5/6/1998	-33.26			-6.39
MFS/Sun Life Massachusetts Investors Trust Series	10/31/1991	-27.01	-4.95	6.18	6.58
MFS/Sun Life New Discovery Series	5/6/1998	-38.21			-1.02
MFS/Sun Life Total Return Series	11/30/1989	-12.81	2.23	7.72	7.99
MFS/Sun Life Utilities Series	11/16/1993	-29.41	-3.49		5.60

* The Life of Fund calculation for any Fund under a year old is not annualized.

REGATTA CHOICE

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
Bond S Class	5/5/1998	0.92			3.91
Capital Appreciation S Class	11/30/1989	-37.38	-7.85	3.74	5.24
Capital Opportunities S Class	6/3/1996	-35.54	-4.14		1.77
Emerging Growth S Class	5/1/1995	-39.03	-6.53		3.29
Emerging Markets Equity S Class	6/5/1996	-9.51	-7.04		-4.18
Global Asset Allocation S Class	11/7/1994	-14.11	-1.92		4.25
Global Governments S Class	11/30/1989	11.23	2.56	3.92	4.86
Global Growth S Class	11/16/1993	-25.58	-1.35		4.49
Global Telecommunications S Class	8/31/2000	-43.81			-48.21
Global Total Return S Class	11/7/1994	-7.20	1.45		6.15
Government Securities S Class	11/30/1989	1.14	4.20	4.84	5.59
High Yield S Class	11/30/1989	-5.45	-1.95	3.95	5.43
International Growth S Class	6/3/1996	-18.58	-3.93		-3.73
International Value S Class	10/2/1995	-13.03	-0.54		1.31
Managed Sectors S Class	11/30/1989	-31.52	-7.28	2.63	4.89
Mass Investors Growth Stock S Class	5/5/1998	-33.32			-6.50
Mass Investors Trust S Class	10/31/1991	-27.16	-5.18	5.92	6.32
Mid Cap Growth S Class	8/31/2000	-50.76			-37.22
Mid Cap Value S Class	5/1/2002				-26.15
Money Market S Class	11/30/1989	-6.64	1.19	2.20	2.55
New Discovery S Class	5/5/1998	-38.39			-1.29
Research Growth & Income S Class	5/12/1997	-27.37	-3.70		-1.68
Research International S Class	5/5/1998	-18.22			-3.33
Research S Class	11/7/1994	-30.79	-5.54		5.13
Strategic Growth S Class	11/1/1999	-35.17			-18.72
Strategic Income S Class	5/6/1998	-0.94			0.96
Strategic Value S Class	5/1/2002				-26.43
Technology S Class	6/16/2000	-50.04			-41.42
Total Return S Class	11/30/1989	-12.96	1.97	7.45	7.71
Utilities S Class	11/16/1993	-29.69	-3.77		5.31
Value S Class	5/5/1998	-20.20			0.43

* The Life of Fund calculation for any Fund under a year old is not annualized.

REGATTA CHOICE

INITIAL CLASS

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
Bond	5/5/1998	1.21			4.20
Capital Appreciation	11/30/1989	-37.23	-7.62	4.00	5.51
Capital Opportunities	6/3/1996	-35.40	-3.89		2.03
Emerging Growth	5/1/1995	-38.86	-6.29		3.56
Emerging Markets Equity	6/5/1996	-9.35	-6.81		-3.94
Global Asset Allocation	11/7/1994	-13.90	-1.68		4.52
Global Governments	11/30/1989	11.56	2.84	4.19	5.14
Global Growth	11/16/1993	-25.31	-1.06		4.78
Global Telecommunications	8/31/2000	-43.73			-48.13
Global Total Return	11/7/1994	-7.02	1.70		6.42
Government Securities	11/30/1989	1.40	4.47	5.10	5.86
High Yield	11/30/1989	-5.10	-1.68	4.23	5.71
International Growth	6/3/1996	-18.46	-3.70		-3.49
International Value	10/2/1995	-13.01	-0.35		1.53
Managed Sectors	11/30/1989	-31.37	-7.05	2.88	5.15
Mass Investors Growth Stock	5/5/1998	-33.26			-6.31
Mass Investors Trust	10/31/1991	-27.01	-4.95	6.18	6.59
Mid Cap Growth	8/31/2000	-50.75			-37.14
Money Market	11/30/1989	-6.41	1.44	2.47	2.81
New Discovery	5/5/1998	-38.21			-1.03
Research	11/7/1994	-30.59	-5.29		5.41
Research Growth & Income	5/12/1997	-27.17	-3.45		-1.43
Research International	5/5/1998	-18.08			-3.10
Strategic Growth	11/1/1999	-35.13			-18.58
Strategic Income	5/6/1998	-0.72			1.21
Technology	6/16/2000	-49.68			-41.16
Total Return	11/30/1989	-12.81	2.24	7.72	7.98
Utilities	11/16/1993	-29.41	-3.49		5.60
Value	5/5/1998	-20.00			0.69

* The Life of Fund calculation for any Fund under a year old is not annualized.

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The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                          P(l + T) ^ n = ERV

Where:
P =	a hypothetical initial Purchase Payment of $1,000
T =	average annual total return for the period
n =	number of years
ERV =	redeemable value (as of the end of the period) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: (1) all recurring fees have been deducted from the Participant's Account; (2) all applicable non-recurring Contract charges are deducted at the end of the period, and (3) there will be a full surrender at the end of the period.

The $50 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Individual Contracts and Certificates that have amounts allocated to that Sub-Account. Because the impact of the Account Fee on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a ""cumulative"" and/or ""annualized"" basis.

""Cumulative"" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

""Annualized"" quotations (described in the following table as ""Compound Growth Rate"") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and ""style box"" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.
	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:
-	The assumed rate of earnings will be realistic.
-	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
-	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
-	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59 1/2 at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go ""ex-dividend"" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00004280 (the daily equivalent of the current maximum charge of 1.55% on an annual basis) gives a net investment factor of 1.00323231. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6116444 (14.5645672 X 1.00323231).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3846325 (12.3456789 X 1.00323648 (the Net Investment Factor based on the daily equivalent of maximum annuity phase charge of 1.40% on an annual basis) X 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3846325. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.30 (70.1112 X 12.3846325).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. (""Clarendon""), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 6.50% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading ""Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates.""

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

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ACCOUNTANTS

The financial statements included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (which reports express an unqualified opinion; their report dated February 21, 2003 accompanying the consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's adoption of provisions of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, effective January 1, 2001, described in Note 1), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF INCOME

(in thousands)

For the years ended December 31,

	2002	2001	2000

Revenues
Premiums and annuity considerations	$ 43,574	$ 41,009	$ 44,803
Net investment income	265,277	282,492	287,674
Net realized investment gains (losses)	136,697	23,694	(19,905)
Fee and other income	352,403	284,111	297,861

Total revenues	797,951	631,306	610,433

Benefits and expenses
Policyowner benefits	337,305	309,688	338,328
Other operating expenses	184,289	151,778	164,870
Amortization of deferred policy acquisition costs	243,927	120,733	123,832

Total benefits and expenses	765,521	582,199	627,030

Income (loss) from operations	32,430	49,107	(16,597)

Interest expense	96,497	94,422	44,687

Loss before income tax expense	(64,067)	(45,315)	(61,284)

Income tax (benefit) expense:
Federal	(46,174)	(26,120)	(61,681)
State	1,265	(1,313)	(2,097)
Income tax benefit	(44,909)	(27,433)	(63,778)

Net (loss) income before cumulative
effect of change in accounting principle	(19,158)	(17,882)	2,494

Cumulative effect of change in accounting principle, net of tax	-	5 ,198	-

Net (loss) income	$ (19,158)	$ (12,684)	$ 2,494

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in thousands except share data)

December 31,

ASSETS	2002	2001
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $2,104,081 and $2,072,585 in 2002 and 2001, respectively)	$ 2,211,836	$ 2,130,688
Trading fixed maturities at fair value (amortized cost of $1,354,969 and $1,020,173 in 2002 and 2001, respectively)	1,404,825	1,041,490
Subordinated note from affiliate held-to-maturity (fair value of $616,520 and $619,656 in 2002 and 2001, respectively)	600,000	600,000
Equity investment in affiliate	95,803	-
Short-term investments	171,627	103,296
Mortgage loans	778,962	915,730
Real estate	79,783	83,545
Policy loans	39,317	42,686
Other invested assets	185,440	66,771
Total investments	5,567,593	4,984,206

Cash and cash equivalents	277,104	180,141
Accrued investment income	66,771	63,428
Deferred policy acquisition costs	585,815	765,716
Outstanding premiums	-	3,591
Other assets	124,932	79,527
Separate account assets	13,383,358	16,233,130

Total assets	$ 20,005,573	$ 22,309,739

LIABILITIES

Future contract and policy benefits	$ 677,163	$ 691,406
Contractholder deposit funds and other policy liabilities	3,517,720	3,145,725
Unearned revenue	8,628	11,610
Accrued expenses and taxes	117,519	115,466
Deferred federal income taxes	104,736	99,164
Long-term debt payable to affiliates	645,000	565,000
Partnership Capital Securities	607,826	607,826
Other liabilities	97,123	107,780
Separate account liabilities	13,383,358	16,233,130

Total liabilities	19,159,073	21,577,107

Commitments and contingencies - Note 15

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2002 and 2001	$ 6,437	$ 6,437
Additional paid-in capital	388,672	265,411
Accumulated other comprehensive income	47,384	37,619
Retained earnings	404,007	423,165

Total stockholder's equity	846,500	732,632

Total liabilities and stockholder's equity	$ 20,005,573	$ 22,309,739

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,

	2002	2001	2000

Net (loss ) income	$ (19,158)	$ (12,684)	$ 2,494
Other comprehensive income
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax and policyholder amounts	27,448	4,589	20,697
Reclassification adjustments of realized investment (gains) losses into net income (loss)	(14,177)	(5,519)	9,725

Other comprehensive income (loss)	13,271	(930)	30,422

Comprehensive (loss) income	$ (5,887)	$ (13,614)	$ 32,916

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,
			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 1999	$ 6,437	$ 199,355	$ 8,127	$ 458,355	$ 672,274

Net income				2,494	2,494
Dividends declared				(10,000)	(10,000)
Additional paid-in-capital		66,056			66,056
Other comprehensive income			30,422		30,422

Balance at December 31, 2000	$ 6,437	$ 265,411	$ 38,549	$ 450,849	$ 761,246

Net loss				(12,684)	(12,684)
Dividends declared				(15,000)	(15,000)
Other comprehensive loss			(930)		(930)

Balance at December 31, 2001	$ 6,437	$ 265,411	$ 37,619	$ 423,165	$ 732,632

Net loss				(19,158)	(19,158)
Additional paid-in-capital		100,000			100,000
Other comprehensive income			13,271		13,271
Deconsolidation of SLNY		23,261	(3,506)		19,755

Balance at December 31, 2002	$ 6,437	$ 388,672	$ 47,384	$ 404,007	$ 846,500

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2002	2001	2000

Cash Flows From Operating Activities:
Net (loss) income from operations	$ (19,158)	$ (12,684)	$ 2,494
Adjustments to reconcile net income (loss) to net cash used
in operating activities:
Amortization of discount and premiums	11,181	3,230	(790)
Depreciation and amortization	1,876	1,602	2,846
Net realized (gains) losses on investments	(136,697)	(23,676)	19,906
Net unrealized (gains) on trading fixed maturities	(47,565)	(8,651)	(14,905)
Interest credited to contractholder deposits	129,610	175,916	195,533
Deferred federal income taxes	28,529	55,700	(53,139)
Cumulative effect of change in accounting principle, net of tax	-	(5,198)	-
Changes in assets and liabilities:
Deferred acquisition costs	148,684	(17,146)	(83,037)
Accrued investment income	(5,324)	1,481	(5,732)
Other assets	(29,116)	(45,919)	14,984
Future contract and policy benefits	26,174	(23,255)	(14,462)
Other, net	25,971	55,150	40,980
Net purchases of trading fixed maturities	(369,794)	(372,352)	(634,365)
Net cash used in operating activities	(235,629)	(215,802)	(529,687)

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	1,333,976	1,250,971	1,001,902
Net cash from sale of subsidiary	3,331	-	-
Other invested assets	239,737	4,392	-
Mortgage loans	234,191	112,422	208,542
Real estate	6,036	10,009	35,951
Purchases of:
Available-for-sale fixed maturities	(1,532,791)	(823,289)	(738,259)
Subsidiaries	-	(4,965)	-
Other invested assets	(233,255)	(1,087)	(2,221)
Mortgage loans	(112,479)	(184,787)	(121,897)
Real estate	(3,634)	(16,284)	(14,997)
Changes in other investing activities, net	(8,109)	1,261	2,768
Net change in policy loans	3,098	128	(799)
Net change in short-term investments	(81,713)	8,782	34,924

Net cash (used in) provided by investing activities	(151,612)	357,553	405,914

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2002	2001	2000

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	1,178,908	1,557,468	1,962,257
Withdrawals from contractholder deposit funds	(855,834)	(1,894,134)	(1,988,702)
Issuance of long-term debt	80,000
Dividends paid to stockholder	-	(15,000)	(10,000)
Additional capital contributed	100,000	-	-
Net cash provided by (used in) financing activities	503,074	(351,666)	(36,445)

Net change in cash and cash equivalents	115,833	(209,915)	(160,218)

Cash and cash equivalents, beginning of year	180,141	390,056	550,274

Cash from deconsolidation of subsidiary	(18,870)	-	-

Cash and cash equivalents, end of year	$ 277,104	$ 180,141	$ 390,056

Supplemental Cash Flow Information
Interest paid	$ 96,414	$ 94,422	$ 43,266
Income taxes (refunded) paid	(14,904)	10,887	63,692

Non-cash Transactions

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its 100% ownership in Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65.5 million of additional paid in capital.

On December 31, 2002, the operations of Sun Life Assurance and Annuity Company of New York, were merged with another affiliated company, Keyport Benefit Life Insurance Company. As a result of this merger Keyport Life Insurance Company, the former parent company of Keyport Benefit Life Insurance Company and an affiliate of the Company, owns 67% of the combined entity and the Company retained a 33% interest in the combined entity.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") was incorporated in 1970 as a life insurance company domiciled in the state of Delaware. As of December 31, 2002, the Company was licensed in 48 states and certain other territories. Effective January 31, 2001, the Company became authorized to do business in 49 states. In addition, the Company's insurance affiliate, Sun Life Insurance and Annuity Company of New York ("SLNY"), is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts ("GICs"), group life, group disability and stop loss insurance, third party insurance administration, and other asset management services.

The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. ("SLC (U.S.) Holdings"), which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"). SLOC is a life insurance company domiciled in Canada that reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("SLF"), is now the ultimate parent of SLOC.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2002, the Company owned all of the outstanding shares of Sun Life Financial Services Limited ("SLFSL"), Sun Benefit Services Company, Inc. ("SBSC"), Sun Capital Advisers, Inc. ("SCA"), Sun Life of Canada (U.S.) SPE 97-1, Inc. ("SPE 97-1), Sun Life of Canada (U.S.) Holdings General Partner, Inc. ("the General Partner"), Vision Financial Corporation ("Vision") and Clarendon Insurance Agency, Inc ("Clarendon"). The results are also consolidated with Sun Life of Canada Funding, LLC ("SLOC Funding"), which is owned by a trust sponsored by the Company and Sun Life of Canada (U.S.) Limited Partnership I ("the Partnership"), for which the General Partner is the sole general partner.

On December 31, 2002, the operations of SLNY were merged with another affiliated company, Keyport Benefit Life Insurance Company, ("KBL"). As a result of this merger Keyport Life Insurance Company ("Keyport"), the former parent company of KBL and an affiliate of the Company, owns 67% of the combined entity and the Company retained a 33% interest in the combined entity. For the year ended December 31, 2002, the results of operations for SLNY were consolidated with the Company's results. As of December 31, 2002, the assets and liabilities of SLNY are no longer consolidated with the Company.

On December 18, 2002 the Company sold its interest in its' wholly-owned subsidiary, Sun Life of Canada (U.S.) Distributors, Inc. ("SLD") to another affiliate, Sun Life Financial (U.S.) Holdings, Inc. ("SLF Holdings"), for $10.5 million. No gain or loss was realized on this transaction. Effective January 1, 2003, SLD changed its name to MFS/Sun Life Financial Distributors, Inc. ("MFSLF") and thereafter Massachusetts Financial Services Company ("MFS"), an affiliate of the Company, acquired a 50% ownership interest in MFSLF.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SLNY is engaged in the sale of individual fixed and variable annuity contracts and group life, group disability insurance and stop loss contracts in its state of domicile, New York. SLFSL serves as the marketing administrator for the distribution of the offshore products of SLOC, an affiliate. SCA is a registered investment adviser. SPE 97-I, was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. The General Partner is the sole general partner of the Partnership. Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. As of December 31, 2002, SBSC was inactive. SLOC Funding, was organized for the purpose of engaging in activities incidental to establishing the new guaranteed investment products of the Company. The Partnership was established to purchase subordinated debentures issued by the Company's parent, SLF Holdings, and to issue Partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I, ("Capital Trust I").

On March 12, 2001, the Company purchased Vision for approximately $5.0 million. Vision, based in Keene, N.H., is a third-party administrator that specializes in the administration of insurance products sold at the worksite. The Company has recorded the acquisition using the purchase method of accounting and in connection with the acquisition recorded approximately $1.6 million of goodwill. The results of operations of Vision for the years ended December 31, 2002 and 2001 were not material to the consolidated financial statements.

In June 2000, the Company sold Sun Life Information Services Ireland, Limited ("SLISL") to SLOC. SLISL provides information systems development services to SLOC and its subsidiaries.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs ("DAC"), investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

The Company accounts for its investments in accordance with Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity, trading, or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Securities that do not meet this criterion are classified as available-for-sale. Available-for-sale securities are carried at aggregate fair value with changes in unrealized gains or losses reported net of amortization of DAC and of deferred income taxes in a separate component of other comprehensive income. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional impairment, if necessary.

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Other invested assets consist primarily of a leveraged lease, derivative investments and tax credit partnerships.

The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk.

Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the loans are estimated to be fully collectible as to both principal and interest.

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed quarterly and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Reinsurance receivables from reinsurance ceded are also included in other assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for traditional life and, health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities and guaranteed investment contracts ("GICS"). The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered revenue when due. Premiums related to group life, stop loss, and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Other than DAC, benefits and expenses related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, benefits include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided. Revenues from fixed and variable annuities and single-premium whole life policies include mortality charges, surrender charges, policy fees and contract fees and are recognized when earned.

INCOME TAXES

The Company and its subsidiaries participate in a consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes". These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the contractholder.

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2002 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value are recognized in earnings.

The Company applied SFAS No. 133, as amended by SFAS No. 137 and SFAS No. 138, on January 1, 2001. As a result, the Company recorded as a change in accounting principle in the accompanying consolidated statements of income, a cumulative transition adjustment of $5.2 million, net of tax, that increased earnings relating to embedded derivatives. Prior to the adoption of SFAS No. 133, the Company had been recognizing changes in fair value of derivatives in earnings; however, embedded derivatives in insurance contracts had not been accounted for separately.

In July 2001, the FASB issued SFAS No. 141, "Business Combinations," and SFAS No. 142, "Goodwill and Other Intangible Assets". These Statements changed the accounting for business combinations and goodwill in two significant ways. First, SFAS No. 141 requires that the purchase method of accounting be used for all business combinations completed after June 30, 2001. Use of the pooling-of-interests method is prohibited. Second, SFAS No. 142 changed the accounting for goodwill from an amortization method to an impairment-only approach. Thus, amortization of goodwill, including goodwill recorded in past business combinations, ceased upon adoption of SFAS No. 142, which was January 1, 2002. Adopting SFAS No. 141 and SFAS No. 142 did not have a material impact on the Company.

In November of 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others" ("FIN No. 45"). FIN No. 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures for others. Disclosure requirements under FIN No. 45 are effective for financial statements of annual periods ending after December 15, 2002 and are applicable to all guarantees issued by the guarantor subject to the provisions of FIN No. 45. The initial recognition and measurement provisions of FIN No. 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The Company does not expect the adoption of FIN No. 45 to have a significant impact on the Company's consolidated financial statements. FIN No. 45 did not require the Company to include any additional disclosures related to guarantees in the financial statements for the year ended December 31, 2002.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In January of 2003 the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN No. 46"). FIN No. 46 addresses off-balance sheet financing entities. The Company will adopt FIN No. 46 as required in fiscal 2003 and is currently evaluating its effect on the consolidated financial statements. Although the Company is still evaluating the effect of FIN No. 46, it is reasonably possible that FIN No. 46 may require consolidation of, or additional disclosures related to, the entity described below.

The Company, through its subsidiary, SCA, may have to consolidate, Solar Investment Grade CBO II Limited, the special purpose entity ("SPE") used to facilitate the collateralized debt offering SOLAR CBO II. As of December 31, 2002 the assets and liabilities of this entity were approximately $409.0 million and $407.0 million, respectively. The actual amount that may be consolidated is dependent on the analysis of expected losses and residual returns as compared to the other equity holders and sub-collateral managers. The Company's maximum exposure to loss as a result of its investment is approximately $9.8 million at December 31, 2002.

Additionally, the Company and its affiliates act as collateral manager in several other collateralized debt and mortgage obligation transactions in which the Company is the transferor of assets to a Qualified SPE. In these transactions, the Company establishes a trust, as a Qualified SPE, that purchases a portfolio of assets and issues trust certificates that represent interests in the portfolio of assets. In addition to receiving variable compensation for managing the portfolio, the Company also may retain certain trust certificates. These transactions will not require consolidation because a Qualified SPE was used to facilitate the transactions.

In July 2002, the American Institute of Certified Public Accountants ("AICPA") issued a proposed Statement of Position ("SOP"), "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts." This SOP provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. The Company is in the process of evaluating the provisions of this SOP and its impact to the Company's financial position or results of operations.

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

On December 31, 2002, KBL, a wholly owned subsidiary of Keyport, an affiliate, merged with and into the Company's wholly-owned life insurance subsidiary, SLNY. Keyport and its subsidiaries, including KBL, were purchased on October 31, 2001 by SLC (U.S.) Holdings, an upstream parent of the Company. As a result of the merger, the Company continued to hold 2,000 shares of SLNY's common stock; however, the par value of the common stock was converted to $350 per share. In exchange for its investment in KBL, SLNY issued Keyport 4,001 shares of its common stock valued at $350 per share. As a result of the share issuance and change in par value, the Company's ownership percentage of SLNY became 33%, with Keyport holding the remaining 67%. The accounting for this transaction resulted in $23.3 million of additional paid-in-capital to the Company.

On December 31, 2002, prior to the completion of the merger, the Company contributed capital in the amount of $14.85 million to SLNY. Keyport contributed capital totaling $30.15 million to KBL. These contributions were approved by the respective boards of directors in anticipation of the merger transaction.

On December 18, 2002 the Company sold its' wholly-owned subsidiary, SLD to another affiliate, SLF Holdings, for $10.5 million. No gain or loss was realized on this transaction.

On September 24, 2002, the Company received a $100 million capital contribution from its parent, SLC (U.S.) Holdings.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has an administrative services agreement with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which MFS serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company. Amounts received under this agreement amounted to approximately $24.0 million and $13.8 million for the years ended December 31, 2002 and 2001, respectively.

The Company has agreements with Keyport and certain of its subsidiaries under which the Company provides wholesale distribution services in connection with certain annuity products offered by Keyport. Amounts received under this agreement amounted to approximately $22.4 million for the year ended December 31, 2002.

On January 14, 2000, the Company purchased two separate $100 million notes from MFS, one with an interest rate of 8.60% due August 11, 2004, and the other with an interest rate of 7.93% due August 11, 2003. On November 1, 2000, MFS repaid the $100 million note with an original maturity of August 11, 2003.

On May 29, 2002, the Company sold its $100 million note from MFS, an affiliate, to Keyport, another affiliate, for approximately $108 million. The note was included in fixed maturities available-for-sale at December 31, 2001. The note was sold at a gain of $8 million.

On June 27, 2000, the Company sold SLISL to SLOC. The Company realized a pretax gain of $451,000 on the sale.

During 2001 and 2000, the Company declared and paid dividends in the amount of $15 million, and $10 million, respectively, to its parent, SLC (U.S.) Holdings. The Company did not make any dividend payments in 2002.

The Company and its subsidiaries have management services agreements with SLOC which provide that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $37.1 million in 2002, $40.3 million in 2001, and $31.9 million in 2000.

On December 21, 2000, the Company's parent, SLC (U.S.) Holdings, transferred its ownership in all 200 shares issued and outstanding of the General Partner to the Company in exchange for 537 shares of the Company's common stock totaling $537,000, plus $65.5 million of additional paid in capital. As a result of the acquisition of the General Partner on December 21, 2000, and its ownership interest in the Partnership, the Company became the owner of a $600 million 8.526% subordinated debenture due May 6, 2027 issued by the Company's parent, SLC (U.S.) Holdings. The Company also assumed the liability of the partnership capital securities issued to Capital Trust I, a Delaware business trust sponsored by the Company's parent. Partnership capital securities issued of $600.01 million accrue interest at 8.526% and have no scheduled maturity date. The partnership capital securities, which represent the limited partner interest of the Partnership, may be redeemed on or after May 6, 2027. The Company has accounted for the acquisition of the General Partner using the purchase method of accounting.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The following proforma statement of income for the year ended December 31, 2000 illustrates the Company's results of operations as if the acquisition of the General Partner took place at the beginning of the year.

Proforma
2000

Revenues
Premiums and annuity considerations	$ 45
Net investment income	339
Net realized investment gains (losses)	(20)
Fee and other income	298

Total revenues	662

Benefits and expenses
Policyowner benefits	338
Other operating expenses	165
Amortization of deferred policy acquisition costs	124

Total benefits and expenses	627

Income (loss) from operations	35

Interest expense	95

Income (loss) before income tax expense and discontinued
Operations	(60)

Income tax expense (benefit):
Federal	(62)
State	(2)

Income tax expense (benefit)	(64)

Net income from continuing operations	4

Net loss on disposal of subsidiaries, after tax	-

Discontinued operations	-

Net income	$ 4

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Effective January 2002, essentially all United States employees of Keyport, an affiliate, and SLOC became employees of the Company. As a result, the Company has assumed most of the operating expenses of Keyport, including salaries and benefits, as well as the salaries and benefits previously incurred by SLOC in the United States. In accordance with a tri-party management service agreement between the Company, Keyport, and SLOC, the Company provides personnel and certain services to Keyport and SLOC, as requested. Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $51.7 million for the year ended December 31, 2002. Management believes inter-company revenues and expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

The Company leases office space to SLOC under lease agreements with terms expiring in September 2005 and options to extend the terms for each of twelve successive five year terms at fair market value of the fixed rent for the term which is ending. Rent received by the Company under the leases amounted to approximately $11.7 million, $8.8 million, and $7.8 million in 2002, 2001 and 2000, respectively.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with SLOC.

On July 25, 2002, the Company issued an $80 million promissory note at 5.71%, maturing June 30, 2012 to an affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) Ltd"). The Company pays interest semi-annually to Sun Life (Hungary), Ltd. On December 31, 2002 the Company paid $1.9 million in interest. The proceeds of the note were used to purchase fixed rate government and corporate bonds.

The Company had $565 million of surplus notes issued to its parent, SLC (U.S.) Holdings, as of December 31, 2000. In October 2001, SLC (U.S.) Holdings transferred its ownership in the Company's surplus notes totaling $565 million to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company, at book value.

The Company has accrued $4.3 million for unpaid interest on surplus notes held by an affiliate at December 31, 2002 and 2001, respectively. The Company expensed $43.3 million for interest on these surplus notes for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table lists the details of notes due to affiliates:

Principal	Maturity	Rate

$ 150,000	12/15/07	6.625%
150,000	12/15/15	7.250%
7,500	12/15/15	6.125%
7,500	12/15/07	5.750%
80,000	06/30/12	5.710%
250,000	11/06/27	8.625%
$ 645,000

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of fixed maturities were as follows:

	December 31, 2002
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 357,446	$ 11,085	$ (1,584)	$ 366,947
Foreign Government & Agency Securities	25,303	2,062	-	27,365
States & Political Subdivisions	500	15	-	515
U.S. Treasury & Agency Securities	311,947	11,825	(256)	323,516
Corporate securities:
Basic Industry	101,266	10,283	(1,178)	110,371
Capital Goods	96,485	10,681	(289)	106,877
Communications	84,698	4,658	(3,271)	86,085
Consumer Cyclical	111,070	6,837	(3,286)	114,621
Consumer Noncyclical	111,617	14,240	(2,924)	122,933
Energy	70,451	8,566	(1,830)	77,187
Finance	337,750	17,911	(4,737)	350,924
Industrial Other	68,302	10,677	(79)	78,900
Technology	4,782	161	-	4,943
Transportation	134,799	8,140	(14,005)	128,934
Utilities	287,665	28,129	(4,076)	311,718
Total Corporate	1,408,885	120,283	(35,675)	1,493,493

Total available-for-sale fixed maturities	$ 2,104,081	$ 145,270	$ (37,515)	$ 2,211,836

Trading fixed maturities
Asset Backed and Mortgage Backed Securities	$ 87,470	$ 8,017	$ -	$ 95,487
Foreign Government & Agency Securities	4,568	1,012	-	5,580
States & Political Subdivisions	-	-	-	-
U.S. Treasury & Agency Securities	23,491	423	-	23,914
Corporate securities:
Basic Industry	59,201	6,283	(297)	65,187
Capital Goods	56,432	5,255	(1,600)	60,087
Communications	120,120	10,688	(620)	130,188
Consumer Cyclical	146,174	12,244	(207)	158,211
Consumer Noncyclical	25,106	675	(2,951)	22,830
Energy	90,471	7,428	(3,405)	94,494
Finance	351,478	27,364	(688)	378,154
Industrial Other	64,185	5,606	(119)	69,672
Technology	3,805	-	(155)	3,650
Transportation	80,555	6,481	(10,711)	76,325
Utilities	241,913	10,081	(30,948)	221,046
Total Corporate	1,239,440	92,105	(51,701)	1,279,844

Total trading fixed maturities	$ 1,354,969	$ 101,557	$ (51,701)	$ 1,404,825

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 16,520	$ -	$ 616,520

Total held-to-maturity fixed maturities	$ 600,000	$ 16,520	$ -	$ 616,520

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

December 31, 2001

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 282,151

$ 5,123

$ (2,352)

$ 284,922

 Foreign Government & Agency Securities

24,105

1,344

-

25,449

 States & Political Subdivisions

254

15

-

269

 U.S. Treasury & Agency Securities

142,892

5,695

(951)

147,636

Corporate securities:

 Basic Industry

102,983

5,935

(7,092)

101,826

 Capital Goods

132,343

7,406

(90)

139,659

 Communications

108,810

5,926

(517)

114,219

 Consumer Cyclical

138,538

6,688

(2,080)

143,146

 Consumer Noncyclical

121,149

9,243

(904)

129,488

 Energy

82,913

5,029

(1,245)

86,697

 Finance

378,522

11,257

(3,518)

386,261

 Industrial Other

80,099

6,791

(294)

86,596

 Technology

6,988

280

-

7,268

 Transportation

151,613

9,663

(15,697)

145,579

 Utilities

319,225

18,200

(5,752)

331,673

Total Corporate

1,623,183

86,418

(37,189)

1,672,412

Total available-for-sale fixed maturities

$ 2,072,585

$ 98,595

$ (40,492)

$ 2,130,688

Trading fixed maturities

 Asset Backed and Mortgage Backed Securities

$ 84,928

$ 1,336

$ (283)

$ 85,981

 Foreign Government & Agency Securities

4,513

453

-

4,966

 States & Political Subdivisions

-

-

-

-

 U.S. Treasury & Agency Securities

-

-

-

-

Corporate securities:

 Basic Industry

46,541

1,916

(319)

48,138

 Capital Goods

41,396

2,315

(70)

43,641

 Communications

131,840

4,847

(3,913)

132,774

 Consumer Cyclical

117,892

4,351

(1,186)

121,057

 Consumer Noncyclical

21,539

1,146

(62)

22,623

 Energy

76,145

2,019

(1,793)

76,371

 Finance

267,355

12,355

(929)

278,781

 Industrial Other

45,959

1,746

(430)

47,275

 Technology

2,977

3

-

2,980

 Transportation

82,740

2,974

(2,635)

83,079

 Utilities

96,348

1,626

(4,150)

93,824

Total Corporate

930,732

35,298

(15,487)

950,543

Total trading fixed maturities

$ 1,020,173

37,087

(15,770)

1,041,490

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 19,656

$ -

$ 619,656

Total held-to-maturity fixed maturities

$ 600,000

$ 19,656

$ -

$ 619,656

`SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

December 31, 2002

 Amortized
Cost

 Estimated
Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 85,272

$ 86,299

Due after one year through five years

597,290

619,761

Due after five years through ten years

653,675

702,306

Due after ten years

410,398

436,523

Subtotal - Maturities available-for-sale

$ 1,746,635

$ 1,844,889

Asset-backed securities

357,446

366,947

Total Available-for-sale

$ 2,104,081

$ 2,211,836

Maturities of trading fixed securities:

Due in one year or less

$ 11,122

$ 11,007

Due after one year through five years

482,935

492,081

Due after five years through ten years

529,771

541,779

Due after ten years

243,671

264,471

Subtotal - Maturities of trading

$ 1,267,499

$ 1,309,338

Asset-backed securities

87,470

95,487

Total Trading

$ 1,354,969

$ 1,404,825

Maturities of held-to-maturity fixed securities:

Due after ten years

$ 600,000

$ 616,520

Gross gains of $28.1 million, $15.5 million and $9.1 million and gross losses of $6.3 million, $7.0 million and $24.0 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2002, 2001, and 2000, respectively.

Fixed maturities with an amortized cost of approximately $2.7 million and $3.1 million at December 31, 2002 and 2001, respectively, were on deposit with federal and state governmental authorities as required by law.

At December 31, 2002 and 2001, $37.0 million and $32.9 million of fixed maturities were pledged as collateral and are included with fixed maturities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

As of December 31, 2002 and 2001, 93% and 96%, respectively, of the Company's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2002, 2001, and 2000 the Company incurred realized losses totaling $27.5 million, $5.5 million, and $15.0 million, respectively for other than temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.  During 2002, $1.4 million of the 2001 losses was recovered and is included in realized gains.  The Company has stopped accruing income on several of its holdings for issuers that are in default.  $1.9 million, $0.4 million and $0.2 million of interest income on these holdings was not accrued during 2002, 2001, and 2000, respectively.

MORTGAGE LOANS AND REAL ESTATE

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure.  The carrying value of mortgage loans and real estate investments net of applicable reserves and accumulated depreciation on real estate were as follows:

December 31,

2002

2001

Total mortgage loans

$ 778,962

$ 915,730

Real estate:

Held-for-sale

-

1,490

Held for production of income

79,783

82,055

Total real estate

$ 79,783

$ 83,545

Real estate held for the production of income primarily consists of the Sun Life office park located in Wellesley Hills, MA. Accumulated depreciation on real estate was $17.9 million and $16.1 million at December 31, 2002 and 2001, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made.  The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $9.0 million and $17.9 million at December 31, 2002 and 2001, respectively, against which there are allowances for losses of $7.0 million and $7.1 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

The investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets, were as follows:

Balance at

Balance at

January 1,

Additions

Subtractions

December 31,

2002

Mortgage loans

$ 7,140

$ 483

$ (607)

$ 7,016

2001

Mortgage loans

$ 4,675

$ 3,095

$ (630)

$ 7,140

Mortgage loans and real estate investments comprise the following property types and geographic regions:

December 31,

2002

2001

Property Type:

Office building

$ 322,957

$ 369,535

Residential

32,114

39,254

Retail

314,750

389,972

Industrial/warehouse

178,777

190,672

Other

17,163

16,982

Valuation allowances

(7,016)

(7,140)

Total

$ 858,745

$ 999,275

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3.   INVESTMENTS (CONTINUED)

December 31,

2002

2001

Geographic region:

Arizona

$ 17,999

$ 21,221

California

70,370

95,861

Colorado

7,324

8,245

Connecticut

26,418

37,208

Delaware

6,322

6,707

Florida

32,009

40,359

Georgia

61,742

71,037

Indiana

13,295

15,015

Kentucky

9,537

13,824

Louisiana

14,101

15,221

Maryland

14,545

19,730

Massachusetts

114,019

116,971

Michigan

35,662

44,549

Nevada

4,581

3,891

New Jersey

16,333

24,047

New York

94,205

88,812

North Carolina

23,479

14,889

Ohio

39,405

29,137

Oregon

5,415

8,131

Pennsylvania

98,990

122,275

Tennessee

9,236

15,345

Texas

17,351

29,071

Utah

16,582

18,179

Virginia

24,433

27,840

Washington

52,207

62,439

All other

40,201

56,411

Valuation allowances

(7,016)

(7,140)

Total

$ 858,745

$ 999,275

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

At December 31, 2002, scheduled mortgage loan maturities were as follows:

2003

$ 22,707

2004

27,585

2005

64,054

2006

25,711

2007

69,860

Thereafter

569,045

Total

$ 778,962

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $12.1 million and $39.8 million at December 31, 2002 and 2001, respectively.

During 2002 and 2000, the Company sold commercial mortgage loans in securitization transactions. In these transactions the Company established a trust, as a Qualified SPE to purchase the assets and issue the trust certificates. In the transactions, the Company retained investment tranches as well as servicing rights.  The investors in the securitization trusts have no recourse to the Company's other assets for failure of debtors to pay when due.  The value of the Company's retained interest is subject to credit and interest rate risk on the transferred financial assets.  The Company recognized a pretax gain of $4.5 million and $763,000 for the 2002 and 2000 securitization transactions, respectively.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2002 were as follows:

Class AA

Class A

Class BBB

Prepayment speed

0

0

0

Weighted average life in years

6.532

6.843

8.417

Expected credit losses

0

0

0

Residual cash flows discount rate

6.064%

6.511%

7.562%

Treasury rate interpolated for average life

4.571%

4.600%

4.682%

Spread over treasuries

1.493%

1.911%

2.880%

Duration in years

5.22

5.263

6.013

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions are as follows:

Commercial Mortgages

Class AA

Class A

Class BBB

Carrying amount of retained

Interests

$ 2,911

$ 1,391

$ 1,980

Fair value of retained interests

3,427

1,599

2,282

Weighted average life in years

4.99

5.04

5.76

Expected Credit Losses

Impact on fair value of .20% of adverse change

2,862

1,269

1,725

Impact on fair value of .30% of adverse change

2,861

1,267

1,616

Residual Cash flows Discount Rate

Impact on fair value of 10% of adverse change

2,811

1,248

1,768

Impact on fair value of 20% of adverse change

2,760

1,224

1,734

The total principal amount of the commercial mortgage loans was $72.7 million at December 31, 2002, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the commercial mortgage loans at the date of securitization and at December 31, 2002.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2000 were as follows:

Class B

Class I

Prepayment speed

0

0

Weighted average life in years

7.25

4.54

Expected credit losses

0

0

Residual cash flows discount rate

7.798

8.844

Treasury rate interpolated for average life

4.97

4.96

Spread over treasuries

2.83%

3.88%

Duration in years

5.201

3.611

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions are as follows:

Commercial Mortgages

Class B

Class I

Carrying amount of retained

Interests

$ 14,933

$ 8,818

Fair value of retained interests

16,460

8,099

Weighted average life in years

9.57

3.80

Expected Credit Losses

Impact on fair value of .025% of adverse change

0

0

Impact on fair value of 20% of adverse change

0

0

Residual Cash flows Discount Rate

Impact on fair value of 10% of adverse change

16,250

7,810

Impact on fair value of 20% of adverse change

16,037

7,754

The total principal amount of the commercial mortgage loans was $165.8 million at December 31, 2002, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the commercial mortgage loans at the date of securitization and at December 31, 2002.

SECURITIES LENDING

The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan Bank of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities out on loan at December 31, 2002 and 2001.   The income resulting from this program was $252,000, $126,000, and $48,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

LEVERAGED LEASES

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years.  During 2001, the lease term was extended until 2010.  The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment. The Company's net investment in leveraged leases is composed of the following elements:

Year ended December 31,

2002

2001

Lease contract receivable

$ 56,760

$ 68,418

Less: non-recourse debt

(23,485)

(36,096)

Net Receivable

33,275

32,322

Estimated value of leased assets

21,420

21,420

Less: unearned and deferred income

(17,323)

(18,231)

Investment in leveraged leases

37,372

35,511

Less: fees

(187)

(212)

Net investment in leveraged leases

$ 37,185

$ 35,299

DERIVATIVES

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The derivative financial instruments used by the Company include swaps and options. The Company does not hold or issue any derivative instruments for trading purposes.

SWAPS

Swap agreements are contracts with other parties to exchange at specified intervals, the difference between fixed and floating rate interest amounts based upon a notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counter-party at each interest payment date.  The Company enters into interest rate swap agreements to hedge against exposure to interest rate fluctuations.  Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged. The net payable/receivable is recognized over the life of the swap contract as an adjustment to net investment income.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

In 2000, the Company launched a new GIC program.  Each deal is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity linked cross currency swaps.  The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

The net (decrease) increase in net investment income related to swap settlement payments was $(34.2) million, $(23.5) million, and $.2 million for the years ended December 31, 2002, 2001 and 2000, respectively.

The Company does not employ hedge accounting treatment.  As a result, changes in the fair value of swaps are reported in current period operations as a component of net investment income.  The net decrease to net investment income due to changes in the fair value of swaps was $73.1 million, $64.3 million and $53.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

The Company recognized gross realized gains on swaps of  $3.9 million, $6.2 million and $3.9 million in 2002, 2001, and 2000, respectively, as well as gross realized losses of $12.0 million, $8.9 million, and $1.2 million during 2002, 2001, and 2000, respectively.

The Company's primary risks associated with these transactions are exposure to potential credit loss in the event of non-performance by counter-parties and market risk. The Company regularly assesses the strength of the counter-parties and generally enters into transactions with counter-parties rated "A" or better by nationally recognized ratings agencies. Management believes that the risk of incurring losses related to credit risk is remote. As of December 31, 2002 and 2001, the Company's derivatives had no significant concentration of credit risk.

The Company is required to pledge and receive collateral for open derivative contracts.  The amount of collateral that is required is determined by agreed upon thresholds with the counter-parties.  The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement.  At December 31, 2002 and 2001, $37.0 million and $32.9 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

OPTIONS

Options are legal contracts that give the contractholder the right to buy or sell a specific amount of the underlying interest at a strike price upon exercise of the option.  The Company also utilizes options to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.

The net increase (decrease) in net investment income related to changes in the fair value of options was $9.0 million, $(28.9) million and $(13.5) million for the years ended December 31, 2002, 2001 and 2000, respectively. The Company does not employ hedge accounting treatment.  As a result, changes in the fair value of swaps are reported in current period operations as a component of net investment income.

The Company recognized gross realized gains on options of $140.5 million, $4.0 million and $0 in 2002, 2001, and 2000, respectively, as well as gross realized losses of $10.9 million, $0, and $0 during 2002, 2001, and 2000, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows:

 Outstanding at
December 31, 2002

Notional

Fair Value

Principal

Asset (Liability)

Amounts

Interest rate swaps

$

1,683,250

$      (182,204)

Currency swaps

761,424

97,398

Equity swaps

293,994

(3,171)

Equity index options

1,153,168

213,174

Total

$

3,891,836

$ 125,197

 Outstanding at
December 31, 2001

Notional Principal Amounts

 Fair Value
Asset (Liability)

Interest rate swaps

$

1,327,496

$        (73,495)

Currency swaps

697,557

(22,918)

Equity swaps

259,607

(34,008)

Equity index options

1,428,323

81,000

Total

$

3,712,983

$ (49,421)

At December 31, 2002, the net unrealized gains on derivatives are included with other invested assets.  As of December 31, 2001, the net unrealized losses are included with other liabilities on the financial statements.

4. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following:

2002

2001

2000

Fixed maturities

$ 37,633

$ 29,694

$ (14,962)

Mortgage and other loans

4,648

(2,557)

2,057

Real estate

514

1,150

5,211

Derivative instruments

121,445

1,261

2,768

Short term investments

2

196

(22)

Write-down of fixed maturities

(27,545)

(6,050)

(14,957)

Total

$ 136,697

$ 23,694

$ (19,905)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

5. NET INVESTMENT INCOME

Net investment income consisted of the following:

2002

2001

2000

Fixed maturities

$ 289,196

$ 320,810

$ 265,608

Equity securities

-

-

-

Mortgage and other loans

69,802

73,050

77,807

Real estate

7,855

5,961

8,868

Policy loans

2,645

2,967

3,047

Derivatives

(98,363)

(116,779)

(66,944)

Other

(2,714)

189

4,798

Gross investment income

268,421

286,198

293,184

Less: Investment expenses

3,144

3,706

5,510

Net investment income

$ 265,277

$ 282,492

$ 287,674

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments", excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2002 and 2001:

December 31, 2002

December 31, 2001

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 277,104

$ 277,104

$ 180,141

$ 180,141

Fixed maturities

4,216,661

4,233,181

3,772,178

3,791,834

Short-term investments

171,627

171,627

103,296

103,296

Mortgages

778,962

894,608

915,730

977,857

Derivatives

125,197

125,197

(49,421)

(49,421)

Policy loans

39,317

39,317

42,686

42,686

Other invested assets

60,243

60,243

66,771

66,771

Financial liabilities:

Guaranteed investment contracts

$ 1,768,854

$ 1,681,797

$ 1,320,278

$ 1,336,594

Contractholder deposit funds

1,507,601

1,522,820

1,603,391

1,591,474

Fixed annuity contracts

71,517

70,977

88,400

86,031

Interest sensitive life insurance

116,086

121,908

116,967

117,045

Long-term debt

645,000

688,647

565,000

596,218

Partnership Capital Securities

607,826

616,520

607,826

619,656

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

6. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.  The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans are stated at unpaid principal balances, which approximate fair value.

The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings. The carrying amount of all other assets is assumed to approximate fair value.

7. REINSURANCE

INDIVIDUAL INSURANCE

The Company has agreements with SLOC and several unrelated companies which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis.

The Company also acts as the reinsurer of risk under the lapse protection benefit under certain universal life contracts issued by SLOC.  One hundred percent of such risk is retroceded to Sun Life Financial Insurance and Annuity Company (Bermuda) Ltd.

GROUP INSURANCE

SLNY has an agreement with SLOC whereby SLOC reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.   The agreement provides that SLOC will reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 1999

7. REINSURANCE (CONTINUED)

SLNY has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.   The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows:

For the Years Ended December 31,

2002

2001

2000

Insurance premiums:

Direct

$ 49,190

$ 43,980

$ 51,058

Assumed

-

-

-

Ceded

5,616

2,971

6,255

Net premiums

$ 43,574

$ 41,009

$ 44,803

 Insurance and other individual policy benefits and
Claims:

Direct

$ 341,429

$ 314,750

$ 346,411

Assumed

-

-

-

Ceded

4,125

5,063

8,077

Net policy benefits and claims

$ 337,304

$ 309,687

$ 338,334

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

8. RETIREMENT PLANS

PENSION PLANS

Through December 31, 2001, the Company was a participant in a non-contributory defined benefit pension plan for employees sponsored by SLOC.  Consistent with the transfer of all employees to Sun Life of Canada U.S. on January 1, 2002, the plan sponsorship for the employee and the agent pension plan was transferred to the Company.  Expenses are allocated to participating companies based on a manner consistent with the allocation of employee compensation expenses.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

8.  RETIREMENT PLANS (CONTINUED)

The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully-funded.  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31 (in 000's):

2002

Change in projected benefit obligation:

Projected benefit obligation at beginning of year

$ 149,595

Service cost

8,436

Interest cost

10,673

Actuarial (gain)

(8,075)

Benefits paid

(4,925)

Plan amendments

3,946

Projected benefit obligation at end of year

$ 159,650

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ 212,965

Other

(888)

Actual return on plan assets

(27,682)

Benefits paid

(4,925)

Transfer due to change in plan sponsor

-

Fair value of plan assets at end of year

$ 179,470

Funded status

$ 19,820

Unrecognized net actuarial loss

38,632

Unrecognized transition obligation

(19,545)

Unrecognized prior service cost

9,132

Prepaid benefit cost

$ 48,039

The Company's share of the projected benefit obligation for the years ended December 31, 2001 and 2000 was $140.6 million and $109.7 million, respectively.

The Company's share of the fair value of plan assets at December 31, 2001 and 2000 was $177.3 million and $163.2 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

8.  RETIREMENT PLANS (CONTINUED)

The Company's share of the prepaid benefit costs at December 31, 2001 and 2000 was $29.2 million and $26.8 million, respectively.

The following table sets forth the components of the net periodic pension cost for the year ended December 31 (in 000's)

2002

Components of net periodic benefit cost:

Service cost

$ 8,437

Interest cost

10,674

Expected return on plan assets

(18,395)

Amortization of transition obligation asset

(3,051)

Amortization of prior service cost

216

Recognized net actuarial loss (gain)

120

Net periodic benefit cost

$ (1,999)

The Company's share of net periodic benefit cost

$ 3,834

The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 6.75%, 7.00% and 7.50% for the years ended December 31, 2002, 2001 and 2000, respectively. The expected return on plan assets for 2002, 2001 and 2000 was 8.75% and the assumed rate of compensation increase was 4.0% for 2002, and 4.5% for 2001 and 2000.  The Company's share of the net periodic benefit costs for the years ended December 31, 2001 and 2000 were $1.0 million and $0.81 million, respectively.

The Company sponsors and participates in a 401(k) savings plan for which substantially all employees of at least age 21 are eligible for at date of hire. Under the plan, the Company matches up to specified amounts, the employees' contributions to the plan.  The amount of the 2002 employer contributions under plan sponsorship for the Company and its affiliates was $4.03 million.  Amounts are allocated to affiliates based on employees' contributions.  The Company's portion of the expense was $956,000, $462,000 and $354,000 for the years ended December 31, 2002, 2001, and 2000, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

Through December 31, 2001, the Company was a participant in a post-retirement benefit pension plan for employees sponsored by SLOC providing certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Consistent with the transfer of all employees to Sun Life of Canada U.S. on January 1, 2002, the plan sponsorship was transferred to the Company.  Expenses are allocated to participating companies based on the number of participants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

8. RETIREMENT PLANS (CONTINUED)

Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.  The following table sets forth the change in other post-retirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2002 (in 000's):

Change in benefit obligation:

Benefit obligation at beginning of year

$ 45,515

Service cost

1,195

Interest cost

2,488

Actuarial (gain)

(7,586)

Benefits paid

(2,202)

Plan Amendments

(3,429)

Benefit obligation at end of year

$ 35,981

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ -

Employer contributions

2,202

Benefits paid

(2,202)

Fair value of plan assets at end of year

$ -

Funded Status

$ (35,981)

Unrecognized net actuarial loss

12,477

Unrecognized prior service cost

(3,138)

Accrued benefit cost

$ (26,642)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

8.  RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic post-retirement benefit costs for the year ended December 31 (in 000's):

2002

Components of net periodic benefit cost

Service cost

$ 1,195

Interest cost

2,488

Amortization of prior service cost

(241)

Recognized net actuarial loss

933

Net periodic benefit cost

$ 4,375

The Company's share of net periodic benefit cost

$ 380

The Company's share of the benefit obligation for the years ended December 31, 2001 and 2000 was $29.2 million and $17.1 million, respectively.

The Company's share of the accrued benefit cost at December 31, 2001 and 2000 was $13.4 million and $12.1 million, respectively.

The Company's share of the net periodic benefit costs for the years ended December 31, 2001 and 2000 was $256,000 and $219,000 respectively.

In order to measure the post-retirement benefit obligation at December 31, 2002, the Company assumed a 12.0% annual rate of increase in the per capita cost of covered health care benefits.  In addition, medical cost inflation is assumed to be 11% in 2003 and assumed to decrease gradually to 5.5% for 2013 and remain at that level thereafter.  Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.  For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated post-retirement benefit obligation at December 31, 2002 by $4.3 million, and the aggregate of the service and interest cost components of net periodic post-retirement benefit expense for 2002 by $0.6 million.  Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation at December 31, 2002 by $3.6 million, and the aggregate of the service and interest cost components of net periodic post-retirement benefit expense for 2002 by $0.5 million.  The assumed weighted average discount rate used in determining the post-retirement benefit obligation was 6.75% for 2002, 7.00% for 2001 and 7.50% for 2000.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

9. FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return with Sun Life Assurance Company of Canada- U.S. Operations Holdings, Inc.  Federal income taxes are calculated as if the Company was filing a separate federal income tax return.  A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31 was as follows:

2002

2001

2000

Federal income tax expense (benefit):

Current

$

(74,702)

$

(81,820)

$

(8,536)

Deferred

28,528

58,498

(53,145)

Total

$

(46,174)

$

(23,322)

$

(61,681)
Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:

	2002	2001	2000

Expected federal income tax benefit	$(22,423)	$(13,435)	$(21,455)
Low income housing credit	(6,138)	(6,138)	(5,805)
Additional tax benefit	(16,700)	(4,200)	(35,897)
Other	(913)	451	1,476

Federal income tax benefit	$(46,174)	$(23,322)	$(61,681)

The deferred income tax (asset) liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax (assets) and liabilities as of December 31, 2002 and 2001 were as follows:

	2002	2001

Deferred tax assets:
Actuarial liabilities	$ 54,928	$ 92,323
Other	18,462	38,870
Total deferred tax assets	$ 73,390	$ 131,193

Deferred tax liabilities:
Deferred policy acquisition costs	(104,199)	(181,647)
Investments, net	(73,927)	(48,710)
Total deferred tax liabilities	$ (178,126)	$ (230,357)

Net deferred tax liabilities	$ (104,736)	$ (99,164)

The Company makes payments under the tax sharing agreements as if it were filing as a separate company.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service, and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 1998 through 2000. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

10. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's group life and group disability products is summarized below:

	2002	2001

Balance at January 1	$ 23,615	$ 20,574
Less reinsurance recoverable	(6,078)	(5,067)
Net balance at January 1	17,537	15,507
Incurred related to:
Current year	12,062	11,354
Prior years	(1,946)	(786)
Total incurred	10,116	10,568
Paid losses related to:
Current year	(6,660)	(5,446)
Prior years	(3,320)	(3,092)
Total paid	(9,980)	(8,538)

Balance at December 31	24,294	23,615
Less reinsurance recoverable	(6,621)	(6,078)
Deconsolidation of SLNY	(17,673)	-

Net balance at December 31	$ -	$ 17,537

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed. As a result of the merger of SLNY and KBL, the liabilities of SLNY, including all of the group liabilities for Company, are no longer consolidated with the liabilities of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

11. DEFERRED POLICY ACQUISITION COSTS

The following illustrates the changes to the DAC:

	2002	2001
Balance at January 1	$ 765,716	$ 761,988
Acquisition costs deferred	95,244	137,879
Amortized to expense during the year	(243,927)	(120,733)
Adjustment for unrealized investment gains (losses) during the year	(19,059)	(13,418)
Deconsolidation of SLNY	(12,159)	-
Balance at December 31	$ 585,815	$ 765,716

During 2002, DAC amortization was increased as a result of actual results and revised estimates of future gross profits.  The change in the market value of separate accounts assets (approximately $57.0 million) and revised cash flow assumptions (approximately $39.0 million) were the major items affecting the change in gross profit assumptions.

12. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, guaranteed investment contracts, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three operating segments and maintains a Corporate segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.  Net investment income is allocated based on segmented assets by line of business.

Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

The Wealth Management segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products. The Company began offering GICS to unrelated third parties in overseas markets during the second quarter of 2000.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

The Group Protection segment markets and administers group life, long-term disability and stop loss insurance to small and mid-size employers in the State of New York.  As of December 31, 2002, as a result of the SLNY/KBL merger, the results of the Group Protection segment will no longer be consolidated with the Company.

The Corporate segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

12. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the various business segments. Prior years segmented results have been restated to include the results of the Company's investment advisor subsidiary, SCA, with the Wealth Management segment instead of the Corporate segment:

Year ended December 31, 2002

Wealth

Individual

Group

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 584,408

$ 62,030

$ 20,181

$ 131,332

$ 797,951

Total Expenditures

696,458

61,445

15,630

88,485

862,018

Pretax Income (Loss)

(112,050)

585

4,551

42,847

(64,067)

Net Operating Income (Loss)

(71,691)

464

3,195

48,874

(19,158)

Total Assets

$ 16,659,420

$ 2,704,635

$ -

$ 641,518

$ 20,005,573

Year ended December 31, 2001

Total Revenues

$ 500,992

$ 32,345

$ 19,407

$ 78,562

$ 631,306

Total Expenditures

530,671

28,383

15,930

101,637

676,621

Pretax Income (Loss)

(29,679)

3,962

3,477

(23,075)

(45,315)

Net Operating Income (Loss)

(11,093)

3,443

2,641

(12,873)

(17,882)

Total Assets

$20,286,398

$ 1,685,589

$ 38,105

$ 299,647

$ 22,309,739

Year ended December 31, 2000

Total Revenues

$ 536,630

$ 44,206

$ 17,194

$ 12,403

$ 610,433

Total Expenditures

558,375

44,477

15,350

53,515

671,717

Pretax Income (Loss)

(21,745)

(271)

1,844

(41,112)

(61,284)

Net Operating Income (Loss)

(5,971)

(176)

1,199

7,442

2,494

Total Assets

$22,098,372

$ 1,242,549

$ 30,514

$ 686,233

$ 24,057,668

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

13.  REGULATORY FINANCIAL INFORMATION

The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis).  Statutory surplus differs from shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and deferred income taxes are calculated differently.  The statutory financials are not prepared on a consolidated basis.

The Company's statutory surplus and net income (loss) were as follows:

Year ended December 31,

2002

2001

2000

Statutory surplus and capital

$      686,561

$     769,520

$ 940,335

Statutory net loss

$ (131,012)

$ (137,139)

$ (236)

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Delaware.  Effective January 1, 2001, the State of Delaware required that insurance companies domiciled in the State of Delaware prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, subject to any deviations prescribed or permitted by the Delaware Commissioner of Insurance.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, are reported as changes in accounting principles in the statutory financial statements. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle.  The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.  As a result of these changes, the Company reported a change of accounting principle in its statutory financial statements, as an adjustment that increased unassigned funds (surplus), by $25.9 million as of January 1, 2001.  This adjustment is due to $25.5 million of net deferred tax assets established as of January 1, 2001, offset by a decrease of $470,000 in the valuation of the Company's obligation for post-retirement benefits other than pensions on an NAIC basis as of January 1, 2001.

14. DIVIDEND RESTRICTIONS

The Company's and its insurance affiliate's ability to pay dividends are subject to certain restrictions. Delaware and New York have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company and SLNY.  Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company).  Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory surplus, would also require the prior approval of the Delaware Commissioner of Insurance.  The Company did not pay any dividends in 2002 and paid $15.0 million and $10.0 million of dividends to its parent, SLC (U.S.) Holdings, during 2001, and 2000, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

14. DIVIDEND RESTRICTIONS (CONTINUED)

On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the New York Superintendent of Insurance, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the superintendent.  No dividends were paid during 2002 or 2001.  Dividends in the amount of $4.7 million were declared and paid during 2000 by the SLNY to the Company.  These dividends were approved by the Board of Directors and the State of New York Insurance Department.

15. COMMITMENTS AND CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through reduction in future premium taxes in some states. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

LITIGATION

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition of the Company.

LINES OF CREDIT

The Company has syndicated two lines of credit each in the amount of $250 million.  There are 15 banks in the syndicate of lenders. The banks have committed to lend funds of up to $500 million when requested by the Company at prevailing rates determined in accordance with the line of credit agreements.  One line of credit terminates October 2003, the other in October 2007.  As of December 31, 2002, no amounts have been borrowed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

LEASE COMMITMENTS

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2002, minimum future lease payments under such leases are as follows:

2003

241

2004

243

2005

250

2006

257

2007

264

Thereafter

202

Total

$ 1,457

Total rental expense for the years ended December 31, 2002, 2001 and 2000 was $7.6 million, $6.9 million and $5.0 million, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.)

Wellesley, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries (the "Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun life Assurance Company of Canada (U.S.) and its subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities".

Deloitte & Touche LLP

Boston, Massachusetts

February 21, 2003

Independent Auditors' Report

To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of Franklin Templeton VIP Mutual Shares Securities Sub-Account, Franklin Templeton VIP Value Securities Sub-Account, Franklin Templeton VIP International Securities Sub-Account, Lord Abbett Growth & Income Sub-Account, Lord Abbett Mid Cap Value Sub-Account, MFS/Sun Life Bond Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Capital Appreciation S Sub-Account, MFS/Sun Life Capital Opportunities S Sub-Account, MFS/Sun Life Capital Opportunities Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Emerging Growth S Sub-Account, MFS/Sun Life Emerging Markets Equity S Sub-Account, MFS/Sun Life Emerging Markets Equity Sub-Account, MFS/Sun Life International Growth Sub-Account, MFS/Sun Life Global Asset Allocation S Sub-Account, MFS/Sun Life Global Asset Allocation Sub-Account, MFS/Sun Life Global Governments S Sub-Account, MFS/Sun Life Global Growth Sub-Account, MFS/Sun Life Global Growth S Sub-Account MFS/Sun Life Global Governments Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life Global Telecommunications S Sub-Account, MFS/Sun Life Global Total Return S Sub-Account, MFS/Sun Life Global Total Return Sub-Account, MFS/Sun Life Global Telecommunications Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life International Growth S Sub-Account, MFS/Sun Life New Discovery S Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Sub-Account, MFS/Sun Life Mid Cap Growth S Sub-Account, MFS/Sun Life Mid Cap Growth Sub-Account, MFS/Sun Life Bond S Sub-Account, MFS/Sun Life High Yield S Sub-Account, MFS/Sun Life Utilities S Sub-Account, MFS/Sun Life Government Securities S Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Sub-Account, MFS/Sun Life International Investors Trust S Sub-Account, MFS/Sun Life International Investors Trust Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Money Market S Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life Managed Sectors S Sub-Account, MFS/Sun Life Managed Sectors Sub-Account, MFS/Sun Life Value S Sub-Account, MFS/Sun Life Value Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Research S Sub-Account, MFS/Sun Life Research Sub-Account, MFS/Sun Life Research Growth and Income S Sub-Account, MFS/Sun Life Research Growth and Income Sub-Account, MFS/Sun Life Research International S Sub-Account, MFS/Sun Life Research International Sub-Account, MFS/Sun Life Strategic Growth S Sub-Account, MFS/Sun Life Strategic Growth Sub-Account, MFS/Sun Life Strategic Income S Sub-Account, MFS/Sun Life Strategic Income Sub-Account, MFS/Sun Life Technology S Sub-Account, MFS/Sun Life Technology Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Total Return S Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life Mid Cap Value S Sub-Account, MFS/Sun Life Strategic Value S Sub-Account, Oppenheimer Main St. Small Cap Growth Sub-Account, Oppenheimer Main St. Growth & Income Sub-Account, Oppenheimer Capital Appreciation Sub-Account, PIMCO VIT Real Return Bond Sub-Account, PIMCO VIT Total Return Bond Sub-Account, and Sun Capital Real Estate Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the "Sub-Accounts") as of December 31, 2002, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2002 and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2003

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002

Assets:

Investment in

Shares

Cost

Value

 Franklin Templeton Variable Insurance Products Trust

 Mutual Shares Securities Fund (FMS)

29,780

$

356,569

$

357,959

 Templeton International Securities Fund (FTI)

111,464

1,058,766

1,049,989

 Franklin Value Securities Fund (FVS)

22,053

207,753

211,927

 Lord Abbett Series Fund, Inc.

 Growth & Income Portfolio (LA1)

19,045

365,517

358,622

 Mid-Cap Value (LA2)

20,504

284,210

284,181

 MFS/Sun Life Series Trust:

 Bond S Class (MF7)

3,119,520

35,182,386

36,841,535

 Bond Series (BDS)

17,670,435

196,364,396

209,394,657

 Capital Appreciation S Class (MFD)

1,523,118

26,077,494

20,470,703

 Capital Appreciation Series (CAS)

41,596,847

1,285,782,700

560,725,499

 Capital Opportunities S Class (CO1)

1,176,250

14,013,230

10,868,551

 Capital Opportunities Series (COS)

26,813,596

530,788,734

248,562,031

 Emerging Growth S Class (MFF)

930,871

12,634,419

9,746,218

 Emerging Growth Series (EGS)

35,252,497

883,787,403

370,503,740

 Emerging Markets Equity S Class (EM1)

241,057

2,180,083

2,036,932

 Emerging Markets Equity Series (FCE)

3,550,164

35,013,644

30,105,387

 Global Asset Allocation S Class (GA1)

177,315

1,970,721

1,874,220

 Global Asset Allocation Series (GAA)

5,735,624

80,445,836

60,797,613

 Global Governments S Class (GG1)

339,026

3,695,627

3,969,999

 Global Governments Series (GGS)

5,508,812

58,905,598

64,728,545

 Global Growth S Class (GG2)

470,062

4,147,658

3,713,489

 Global Growth Series (GGR)

19,866,300

286,892,684

157,738,424

 Global Telecommunications S Class (GT1)

160,078

485,864

372,982

 Global Telecommunications Series (GTS)

594,396

2,393,503

1,390,888

 Global Total Return S Class (GT2)

423,878

5,527,820

5,544,326

 Global Total Return Series (GTR)

5,876,026

86,274,695

77,034,704

 Government Securities S Class (MFK)

6,755,154

90,335,797

93,288,670

 Government Securities Series (GSS)

53,696,421

698,531,229

743,695,427

 High Yield S Class (MFC)

4,993,075

32,428,490

32,604,779

 High Yield Series (HYS)

39,250,563

290,519,646

257,483,692

 International Growth S Class (IG1)

1,254,874

11,252,135

10,428,002

 International Growth Series (FCG)

10,476,879

116,657,057

87,272,404

 International Investors Trust S Class (MI1)

237,150

2,281,287

2,198,379

 International Investors Trust Series (MII)

5,220,234

64,107,894

48,443,772

 Managed Sectors S Class (MS1)

170,192

2,666,223

2,241,427

 Managed Sectors Series (MSS)

10,902,349

345,082,724

144,020,033

 Massachusetts Investors Growth Stock S Class (M1B)

4,223,056

36,474,474

29,392,471

 Massachusetts Investors Growth Stock Series (MIS)

58,998,726

793,640,014

411,221,117

 Massachusetts Investors Trust S Class (MFL)

2,236,971

55,221,869

46,842,173

 Massachusetts Investors Trust Series (MIT)

48,931,420

1,657,211,388

1,028,049,127

 Mid Cap Growth S Class (MC1)

3,819,778

19,761,369

14,018,585

 Mid Cap Growth Series (MCS)

10,873,817

68,835,823

39,906,909

 Mid Cap Value S Class (MCV)

88,720

705,069

703,547

 Money Market S Class (MM1)

52,742,601

52,742,601

52,742,601

 Money Market Series (MMS)

581,957,305

581,957,305

581,957,305

 New Discovery S Class (M1A)

1,832,089

21,713,793

17,111,716

 New Discovery Series (NWD)

15,179,678

224,168,076

142,385,383

 Research S Class (RE1)

642,410

8,690,410

7,124,327

 Research Series (RES)

39,695,955

825,671,850

442,212,938

 Research Growth and Income S Class (RG1)

647,580

7,507,977

6,404,569

 Research Growth and Income Series (RGS)

6,226,849

82,024,000

61,770,347

 Research International S Class (RI1)

639,469

6,166,228

5,755,219

 Research International Series (RSS)

6,841,858

82,883,790

61,781,978

 Strategic Growth S Class (SG1)

889,197

6,068,173

4,997,289

 Strategic Growth Series (SGS)

6,784,359

64,407,688

38,195,939

 Strategic Income S Class (SI1)

1,255,328

12,524,241

12,904,773

 Strategic Income Series (SIS)

5,452,007

54,508,470

56,210,197

 Strategic Value S Class (SVS)

135,709

1,089,756

1,072,102

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002 - continued

Investment in

 MFS/Sun Life Series Trust - continued

Shares

Cost

Value

 Technology S Class (TE1)

538,493

$

2,178,832

$

1,507,781

 Technology Series (TEC)

4,974,330

29,002,970

14,027,609

 Total Return S Class (MFJ)

7,616,972

130,260,358

120,729,010

 Total Return Series (TRS)

90,003,100

1,691,774,026

1,431,049,257

 Utilities S Class (MFE)

1,009,862

11,107,521

9,331,126

 Utilities Series (UTS)

22,721,822

387,513,838

210,858,505

 Value S Class (MV1)

4,215,492

52,031,839

46,412,571

 Value Series (MVS)

23,641,000

304,324,837

261,233,052

 Oppenheimer Variable Account Funds

 Capital Appreciation Fund (OCA)

6,729

180,011

178,514

 Main St. Growth and Income (OMG)

11,845

184,971

180,752

 Main St. Small Cap Growth Fund (OMS)

16,583

157,190

154,060

 PIMCO Variable Insurance Trust

 Real Return Bond Portfolio (PRR)

42,944

498,666

511,033

 Total Return Bond Portfolio (PTR)

146,133

1,488,329

1,494,944

 Sun Capital Advisers Trust

 Sun Capital Real Estate Fund (SC3)

24,681

287,201

273,956

$

12,483,664,745

$

8,461,062,488

Liability:

 Payable to Sponsor

(2,491,586

)

 Net Assets

$

8,458,570,902

Net Assets Applicable to Contract Owners:

Applicable to Owners of

Reserve for

Deferred Variable Annuity Contracts

Variable

Units

Value

Annuities

Total

MFS Consolidated Regatta Contracts:

Franklin Templeton Variable Insurance Products Trust

 FMS

35,337

$

357,959

$

-

$

357,959

 FTI

109,241

1,049,989

-

1,049,989

 FVS

20,281

211,927

-

211,927

Lord Abbett Series Fund, Inc.

 LA1

33,508

358,622

-

358,622

 LA2

26,664

284,181

-

284,181

MFS/Sun Life Series Trust:

 BDS

16,672,091

208,744,678

550,435

209,295,113

 CAS

53,276,821

557,305,635

2,993,088

560,298,723

 CO1

1,659,796

10,825,561

42,680

10,868,241

 COS

36,579,889

248,229,061

301,650

248,530,711

 EGS

50,696,788

369,614,662

823,356

370,438,018

 EM1

204,949

2,036,932

-

2,036,932

 FCE

3,685,145

29,937,981

138,651

30,076,632

 FCG

11,708,342

87,133,782

127,113

87,260,895

 GA1

210,153

1,874,220

-

1,874,220

 GAA

4,636,581

60,359,017

395,293

60,754,310

 GG1

344,004

3,955,950

13,945

3,969,895

 GG2

468,329

3,713,489

-

3,713,489

 GGR

13,695,036

157,184,892

537,866

157,722,758

 GGS

4,610,834

64,500,757

208,811

64,709,568

 GSS

50,577,174

741,861,716

1,858,553

743,720,269

 GT1

66,336

372,982

-

372,982

 GT2

575,530

5,544,326

-

5,544,326

 GTR

5,490,465

76,607,689

379,658

76,987,347

 GTS

555,343

1,390,888

-

1,390,888

 HYS

20,985,015

256,423,330

870,503

257,293,833

 IG1

1,265,240

10,426,683

1,270

10,427,953

 M1A

2,530,871

17,084,957

26,516

17,111,473

 M1B

4,230,272

29,392,471

-

29,392,471

 MC1

2,772,461

14,009,338

9,143

14,018,481

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002 - continued

Applicable to Owners of

Reserve for

Deferred Variable Annuity Contracts

Variable

Units

Value

Annuities

Total

MFS/Sun Life Series Trust - continued

 MCS

10,939,748

$

39,852,323

$

54,142

$

39,906,465

 MCV

86,168

703,547

-

703,547

 MF7

3,399,082

36,828,051

13,384

36,841,435

 MFC

3,266,770

32,595,032

9,684

32,604,716

 MFD

3,163,343

20,457,935

12,599

20,470,534

 MFE

1,391,497

9,313,477

17,526

9,331,003

 MFF

1,550,123

9,745,241

941

9,746,182

 MFJ

13,048,289

120,678,503

50,130

120,728,633

 MFK

8,558,119

93,261,962

26,509

93,288,471

 MFL

6,235,850

46,839,279

2,786

46,842,065

 MI1

253,434

2,198,379

-

2,198,379

 MII

4,845,066

48,340,906

82,110

48,423,016

 MIS

65,830,913

410,598,093

622,188

411,220,281

 MIT

93,484,847

1,024,231,285

3,621,136

1,027,852,421

 MM1

5,279,063

52,630,742

118,205

52,748,947

 MMS

47,957,226

578,794,451

2,776,559

581,571,010

 MS1

320,127

2,241,427

-

2,241,427

 MSS

14,253,338

143,616,226

354,861

143,971,087

 MV1

5,567,204

46,388,105

24,284

46,412,389

 MVS

25,236,732

260,843,056

400,085

261,243,141

 NWD

18,934,627

142,173,306

221,853

142,395,159

 RE1

998,378

7,113,370

10,875

7,124,245

 RES

40,346,263

440,226,760

1,848,387

442,075,147

 RG1

836,210

6,404,569

-

6,404,569

 RGS

7,794,225

61,672,325

113,185

61,785,510

 RI1

688,316

5,755,219

-

5,755,219

 RSS

8,305,636

61,757,531

62,394

61,819,925

 SG1

729,461

4,997,289

-

4,997,289

 SGS

8,056,046

38,149,608

43,453

38,193,061

 SI1

1,211,192

12,894,543

10,163

12,904,706

 SIS

5,060,468

56,065,465

147,675

56,213,140

 SVS

131,129

1,072,102

-

1,072,102

 TE1

292,860

1,507,781

-

1,507,781

 TEC

5,811,547

14,011,854

15,080

14,026,934

 TRS

86,032,615

1,423,669,699

6,601,385

1,430,271,084

 UTS

22,902,575

210,330,776

483,642

210,814,418

Oppenheimer Variable Account Fund

 OCA

16,503

178,514

-

178,514

 OMG

17,855

180,752

-

180,752

 OMS

15,242

154,060

-

154,060

PIMCO Variable Insurance Trust

 PRR

48,547

511,033

-

511,033

 PTR

144,063

1,494,943

-

1,494,943

Sun Capital Advisers Trust

 SC3

27,198

273,956

-

273,956

$

8,431,547,150

$

27,023,752

$

8,458,570,902

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002

FMS

FTI

FVS

LA1

LA2

Sub-Account(b)

Sub-Account(b)

Sub-Account(b)

Sub-Account(b)

Sub-Account(b)

Income and Expenses:

 Dividend income

$

    -

$

    -

$

    -

$

1,805

$

894

 Mortality and expense risk charges

(511

)

(1,213

)

(335

)

(583

)

(261

)

 Distribution and administrative expense charges

(61

)

(146

)

(41

)

(70

)

(31

)

 Net investment income (loss)

$

(572

)

$

(1,359

)

$

(376

)

$

1,152

$

602

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sales of fund shares

$

218

$

53

$

194

$

93

$

24

 Realized gain distributions

    -

    -

    -

40

    -

 Net realized gains (losses)

$

218

$

53

$

194

$

133

$

24

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

1,390

$

(8,777

)

$

4,174

$

(6,895

)

$

(29

)

 Beginning of year

    -

    -

    -

    -

    -

 Change in unrealized appreciation (depreciation)

$

1,390

$

(8,777

)

$

4,174

$

(6,895

)

$

(29

)

 Realized and unrealized gains (losses)

$

1,608

$

(8,724

)

$

4,368

$

(6,762

)

$

(5

)

Increase (Decrease) in net assets from operations

$

1,036

$

(10,083

)

$

3,992

$

(5,610

)

$

597

BDS

CAS

CO1

COS

EGS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

6,750,259

$

1,339,103

$

5,723

$

306,500

$

    -

 Mortality and expense risk charges

(2,371,898

)

(9,388,497

)

(137,370

)

(4,557,237

)

(6,684,734

)

 Distribution and administrative expense charges

(284,628

)

(1,126,620

)

(16,484

)

(546,868

)

(802,169

)

 Net investment income (loss)

$

4,093,733

$

(9,176,014

)

$

(148,131

)

$

(4,797,605

)

$

(7,486,903

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

2,605,564

$

(382,909,764

)

$

(371,827

)

$

(108,712,383

)

$

(171,071,995

)

 Realized gain distributions

1,049,023

    -

    -

    -

    -

 Net realized gains (losses)

$

3,654,587

$

(382,909,764

)

$

(371,827

)

$

(108,712,383

)

$

(171,071,995

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

13,030,261

$

(725,057,201

)

$

(3,144,679

)

$

(282,226,703

)

$

(513,283,663

)

 Beginning of year

5,799,672

(785,519,636

)

428,718

(252,637,713

)

(444,623,841

)

 Change in unrealized appreciation (depreciation)

$

7,230,589

$

60,462,435

$

(3,573,397

)

$

(29,588,990

)

$

(68,659,822

)

 Realized and unrealized gains (losses)

$

10,885,176

$

(322,447,329

)

$

(3,945,224

)

$

(138,301,373

)

$

(239,731,817

)

Increase (Decrease) in net assets from operations

$

14,978,909

$

(331,623,343

)

$

(4,093,355

)

$

(143,098,978

)

$

(247,218,720

)

(b)   For the period August 05, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

EM1

FCE

FCG

GA1

GAA

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

20,437

$

440,065

$

572,569

$

38,365

$

2,498,892

 Mortality and expense risk charges

(24,510

)

(457,697

)

(1,315,228

)

(17,542

)

(891,739

)

 Distribution and administrative expense charges

(2,941

)

(54,924

)

(157,827

)

(2,105

)

(107,009

)

 Net investment income (loss)

$

(7,014

)

$

(72,556

)

$

(900,486

)

$

18,718

$

1,500,144

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(114,030

)

$

(1,409,605

)

$

(8,001,430

)

$

(16,733

)

$

(6,888,095

)

 Realized gain distributions

 -

 -

 -

 -

 -

 Net realized gains (losses)

$

(114,030

)

$

(1,409,605

)

$

(8,001,430

)

$

(16,733

)

$

(6,888,095

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(143,151

)

$

(4,908,257

)

$

(29,384,653

)

$

(96,501

)

$

(19,648,223

)

 Beginning of year

22,077

(4,199,144

)

(23,976,161

)

10,282

(18,511,417

)

 Change in unrealized appreciation (depreciation)

$

(165,228

)

$

(709,113

)

$

(5,408,492

)

$

(106,783

)

$

(1,136,806

)

 Realized and unrealized gains (losses)

$

(279,258

)

$

(2,118,718

)

$

(13,409,922

)

$

(123,516

)

$

(8,024,901

)

Increase (Decrease) in net assets from operations

$

(286,272

)

$

(2,191,274

)

$

(14,310,408

)

$

(104,798

)

$

(6,524,757

)

GG1

GG2

GGR

GGS

GSS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

 -

$

6,616

$

568,605

$

 -

$

29,541,821

 Mortality and expense risk charges

(24,302

)

(35,680

)

(2,548,801

)

(620,013

)

(8,266,544

)

 Distribution and administrative expense charges

(2,916

)

(4,282

)

(305,856

)

(74,402

)

(991,985

)

 Net investment income (loss)

$

(27,218

)

$

(33,346

)

$

(2,286,052

)

$

(694,415

)

$

20,283,292

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

75,289

$

(96,558

)

$

(56,684,239

)

$

96,097

$

4,528,114

 Realized gain distributions

 -

 -

 -

 -

 -

 Net realized gains (losses)

$

75,289

$

(96,558

)

$

(56,684,239

)

$

96,097

$

4,528,114

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

274,372

$

(434,169

)

$

(129,154,260

)

$

5,822,947

$

45,164,198

 Beginning of year

(4,940

)

36,251

(140,388,530

)

(3,418,046

)

17,946,429

 Change in unrealized appreciation (depreciation)

$

279,312

$

(470,420

)

$

11,234,270

$

9,240,993

$

27,217,769

 Realized and unrealized gains (losses)

$

354,601

$

(566,978

)

$

(45,449,969

)

$

9,337,090

$

31,745,883

Increase (Decrease) in net assets from operations

$

327,383

$

(600,324

)

$

(47,736,021

)

$

8,642,675

$

52,029,175

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

GT1

GT2

GTR

GTS

HYS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

 -

$

62,956

$

1,537,162

$

 -

$

27,938,295

 Mortality and expense risk charges

(4,370

)

(49,511

)

(997,996

)

(25,214

)

(3,428,412

)

 Distribution and administrative expense charges

(525

)

(5,941

)

(119,760

)

(3,026

)

(411,409

)

 Net investment income (loss)

$

(4,895

)

$

7,504

$

419,406

$

(28,240

)

$

24,098,474

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(25,215

)

$

(30,105

)

$

(2,777,769

)

$

(1,077,797

)

$

(33,156,854

)

 Realized gain distributions

 -

 -

 -

 -

 -

 Net realized gains (losses)

$

(25,215

)

$

(30,105

)

$

(2,777,769

)

$

(1,077,797

)

$

(33,156,854

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(112,882

)

$

16,506

$

(9,239,991

)

$

(1,002,615

)

$

(33,035,954

)

 Beginning of year

17,418

12,982

(10,839,592

)

(927,110

)

(44,853,159

)

 Change in unrealized appreciation (depreciation)

$

(130,300

)

$

3,524

$

1,599,601

$

(75,505

)

$

11,817,205

 Realized and unrealized gains (losses)

$

(155,515

)

$

(26,581

)

$

(1,178,168

)

$

(1,153,302

)

$

(21,339,649

)

Increase (Decrease) in net assets from operations

$

(160,410

)

$

(19,077

)

$

(758,762

)

$

(1,181,542

)

$

2,758,825

IG1

M1A

M1B

MC1

MCS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

57,711

$

 -

$

29,935

$

 -

$

 -

 Mortality and expense risk charges

(122,841

)

(194,475

)

(335,134

)

(163,966

)

(689,105

)

 Distribution and administrative expense charges

(14,741

)

(23,337

)

(40,216

)

(19,676

)

(82,692

)

 Net investment income (loss)

$

(79,871

)

$

(217,812

)

$

(345,415

)

$

(183,642

)

$

(771,797

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

1,032,560

$

(731,683

)

$

(798,785

)

$

(1,705,465

)

$

(21,346,885

)

 Realized gain distributions

 -

 -

 -

 -

 -

 Net realized gains (losses)

$

1,032,560

$

(731,683

)

$

(798,785

)

$

(1,705,465

)

$

(21,346,885

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(824,133

)

$

(4,602,077

)

$

(7,082,003

)

$

(5,742,784

)

$

(28,928,914

)

 Beginning of year

93,985

763,760

575,726

469,217

(12,006,258

)

 Change in unrealized appreciation (depreciation)

$

(918,118

)

$

(5,365,837

)

$

(7,657,729

)

$

(6,212,001

)

$

(16,922,656

)

 Realized and unrealized gains (losses)

$

114,442

$

(6,097,520

)

$

(8,456,514

)

$

(7,917,466

)

$

(38,269,541

)

Increase (Decrease) in net assets from operations

$

34,571

$

(6,315,332

)

$

(8,801,929

)

$

(8,101,108

)

$

(39,041,338

)

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

MCV

MF7

MFC

MFD

MFE

Sub-Account (c)

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

 -

$

859,864

$

1,851,970

$

26,450

$

308,054

 Mortality and expense risk charges

(2,780

)

(332,015

)

(258,678

)

(238,305

)

(109,407

)

 Distribution and administrative expense charges

(334

)

(39,842

)

(31,042

)

(28,597

)

(13,129

)

 Net investment income (loss)

$

(3,114

)

$

488,007

$

1,562,250

$

(240,452

)

$

185,518

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(1,361

)

$

(36,842

)

$

(1,000,412

)

$

(802,353

)

$

(765,472

)

 Realized gain distributions

 -

134,159

 -

 -

 -

 Net realized gains (losses)

$

(1,361

)

$

97,317

$

(1,000,412

)

$

(802,353

)

$

(765,472

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(1,522

)

$

1,659,149

$

176,289

$

(5,606,791

)

$

(1,776,395

)

 Beginning of year

 -

(5,827

)

104,223

505,361

(27,434

)

 Change in unrealized appreciation (depreciation)

$

(1,522

)

$

1,664,976

$

72,066

$

(6,112,152

)

$

(1,748,961

)

 Realized and unrealized gains (losses)

$

(2,883

)

$

1,762,293

$

(928,346

)

$

(6,914,505

)

$

(2,514,433

)

Increase (Decrease) in net assets from operations

$

(5,997

)

$

2,250,300

$

633,904

$

(7,154,957

)

$

(2,328,915

)

MFF

MFJ

MFK

MFL

MI1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

 -

$

2,415,989

$

2,252,653

$

351,392

$

17,086

 Mortality and expense risk charges

(121,550

)

(1,131,851

)

(765,032

)

(500,475

)

(25,229

)

 Distribution and administrative expense charges

(14,586

)

(135,822

)

(91,804

)

(60,057

)

(3,027

)

 Net investment income (loss)

$

(136,136

)

$

1,148,316

$

1,395,817

$

(209,140

)

$

(11,170

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(652,171

)

$

(766,622

)

$

(9,501

)

$

(751,300

)

$

158,321

 Realized gain distributions

 -

2,506,019

 -

 -

 -

 Net realized gains (losses)

$

(652,171

)

$

1,739,397

$

(9,501

)

$

(751,300

)

$

158,321

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(2,888,201

)

$

(9,531,348

)

$

2,952,873

$

(8,379,696

)

$

(82,908

)

 Beginning of year

279,763

782,663

(143,144

)

491,228

4,445

 Change in unrealized appreciation (depreciation)

$

(3,167,964

)

$

(10,314,011

)

$

3,096,017

$

(8,870,924

)

$

(87,353

)

 Realized and unrealized gains (losses)

$

(3,820,135

)

$

(8,574,614

)

$

3,086,516

$

(9,622,224

)

$

70,968

Increase (Decrease) in net assets from operations

$

(3,956,271

)

$

(7,426,298

)

$

4,482,333

$

(9,831,364

)

$

59,798

(c)   For the period May 01, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

MII

MIS

MIT

MM1

MMS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

447,192

$

815,066

$

13,778,202

$

421,420

$

7,784,560

 Mortality and expense risk charges

(696,380

)

(7,097,809

)

(16,659,168

)

(568,533

)

(7,761,178

)

 Distribution and administrative expense charges

(83,566

)

(851,737

)

(1,999,100

)

(68,224

)

(931,341

)

 Net investment income (loss)

$

(332,754

)

$

(7,134,480

)

$

(4,880,066

)

$

(215,337

)

$

(907,959

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(5,788,484

)

$

(119,932,703

)

$

(149,023,111

)

$

 -

$

 -

 Realized gain distributions

 -

 -

 -

 -

 -

 Net realized gains (losses)

$

(5,788,484

)

$

(119,932,703

)

$

(149,023,111

)

$

 -

$

 -

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(15,664,122

)

$

(382,418,897

)

$

(629,162,261

)

$

 -

$

 -

 Beginning of year

(17,374,873

)

(310,487,444

)

(435,764,972

)

 -

 -

 Change in unrealized appreciation (depreciation)

$

1,710,751

$

(71,931,453

)

$

(193,397,289

)

$

 -

$

 -

 Realized and unrealized gains (losses)

$

(4,077,733

)

$

(191,864,156

)

$

(342,420,400

)

$

 -

$

 -

Increase (Decrease) in net assets from operations

$

(4,410,487

)

$

(198,998,636

)

$

(347,300,466

)

$

(215,337

)

$

(907,959

)

MS1

MSS

MV1

MVS

NWD

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

-

$

 -

$

276,248

$

2,408,288

$

 -

 Mortality and expense risk charges

(24,601

)

(2,414,896

)

(503,976

)

(3,747,085

)

(2,424,056

)

 Distribution and administrative expense charges

(2,952

)

(289,787

)

(60,477

)

(449,650

)

(290,887

)

 Net investment income (loss)

$

(27,553

)

$

(2,704,683

)

$

(288,205

)

$

(1,788,447

)

$

(2,714,943

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(84,808

)

$

(74,284,868

)

$

(445,012

)

$

(7,695,407

)

$

(30,404,508

)

 Realized gain distributions

 -

 -

 -

 -

 -

 Net realized gains (losses)

$

(84,808

)

$

(74,284,868

)

$

(445,012

)

$

(7,695,407

)

$

(30,404,508

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(424,796

)

$

(201,062,691

)

$

(5,619,268

)

$

(43,091,785

)

$

(81,782,693

)

 Beginning of year

44,756

(213,870,768

)

606,318

(1,796,719

)

(31,457,775

)

 Change in unrealized appreciation (depreciation)

$

(469,552

)

$

12,808,077

$

(6,225,586

)

$

(41,295,066

)

$

(50,324,918

)

 Realized and unrealized gains (losses)

$

(554,360

)

$

(61,476,791

)

$

(6,670,598

)

$

(48,990,473

)

$

(80,729,426

)

Increase (Decrease) in net assets from operations

$

(581,913

)

$

(64,181,474

)

$

(6,958,803

)

$

(50,778,920

)

$

(83,444,369

)

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

RE1

RES

RG1

RGS

RI1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

23,472

$

2,552,835

$

36,281

$

543,570

$

12,445

 Mortality and expense risk charges

(81,483

)

(7,510,078

)

(73,411

)

(981,107

)

(59,613

)

 Distribution and administrative expense charges

(9,778

)

(901,209

)

(8,809

)

(117,733

)

(7,154

)

 Net investment income (loss)

$

(67,789

)

$

(5,858,452

)

$

(45,939

)

$

(555,270

)

$

(54,322

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(254,138

)

$

(108,793,269

)

$

(230,597

)

$

(7,741,158

)

$

58,965

 Realized gain distributions

 -

 -

 -

 -

 -

 Net realized gains (losses)

$

(254,138

)

$

(108,793,269

)

$

(230,597

)

$

(7,741,158

)

$

58,965

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(1,566,083

)

$

(383,458,912

)

$

(1,103,408

)

$

(20,253,653

)

$

(411,009

)

 Beginning of year

130,966

(306,794,969

)

115,329

(8,193,525

)

45,160

 Change in unrealized appreciation (depreciation)

$

(1,697,049

)

$

(76,663,943

)

$

(1,218,737

)

$

(12,060,128

)

$

(456,169

)

 Realized and unrealized gains (losses)

$

(1,951,187

)

$

(185,457,212

)

$

(1,449,334

)

$

(19,801,286

)

$

(397,204

)

Increase (Decrease) in net assets from operations

$

(2,018,976

)

$

(191,315,664

)

$

(1,495,273

)

$

(20,356,556

)

$

(451,526

)

RSS

SG1

SGS

SI1

SIS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

185,639

$

 -

$

 -

$

315,155

$

2,307,204

 Mortality and expense risk charges

(936,348

)

(55,145

)

(669,776

)

(109,983

)

(672,433

)

 Distribution and administrative expense charges

(112,362

)

(6,617

)

(80,373

)

(13,198

)

(80,692

)

 Net investment income (loss)

$

(863,071

)

$

(61,762

)

$

(750,149

)

$

191,974

$

1,554,079

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(7,463,512

)

$

(185,417

)

$

(20,806,722

)

$

(6,301

)

$

(136,444

)

 Realized gain distributions

 -

 -

 -

 -

 -

 Net realized gains (losses)

$

(7,463,512

)

$

(185,417

)

$

(20,806,722

)

$

(6,301

)

$

(136,444

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(21,101,812

)

$

(1,070,884

)

$

(26,211,749

)

$

380,532

$

1,701,727

 Beginning of year

(19,506,007

)

133,618

(26,083,609

)

6,560

28,351

 Change in unrealized appreciation (depreciation)

$

(1,595,805

)

$

(1,204,502

)

$

(128,140

)

$

373,972

$

1,673,376

 Realized and unrealized gains (losses)

$

(9,059,317

)

$

(1,389,919

)

$

(20,934,862

)

$

367,671

$

1,536,932

Increase (Decrease) in net assets from operations

$

(9,922,388

)

$

(1,451,681

)

$

(21,685,011

)

$

559,645

$

3,091,011

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

SVS

TE1

TEC

TRS

UTS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

 -

$

 -

$

 -

$

51,682,538

$

10,756,481

 Mortality and expense risk charges

(4,371

)

(21,664

)

(276,789

)

(19,845,715

)

(3,532,061

)

 Distribution and administrative expense charges

(525

)

(2,600

)

(33,215

)

(2,381,486

)

(423,847

)

 Net investment income (loss)

$

(4,896

)

$

(24,264

)

$

(310,004

)

$

29,455,337

$

6,800,573

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(14,385

)

$

(581,207

)

$

(15,007,510

)

$

(53,109,598

)

$

(81,991,651

)

 Realized gain distributions

 -

 -

 -

53,369,285

 -

 Net realized gains (losses)

$

(14,385

)

$

(581,207

)

$

(15,007,510

)

$

259,687

$

(81,991,651

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(17,654

)

$

(671,051

)

$

(14,975,361

)

$

(260,724,769

)

$

(176,655,333

)

 Beginning of year

 -

69,805

(15,260,406

)

(109,762,974

)

(155,955,543

)

 Change in unrealized appreciation (depreciation)

$

(17,654

)

$

(740,856

)

$

285,045

$

(150,961,795

)

$

(20,699,790

)

 Realized and unrealized gains (losses)

$

(32,039

)

$

(1,322,063

)

$

(14,722,465

)

$

(150,702,108

)

$

(102,691,441

)

Increase (Decrease) in net assets from operations

$

(36,935

)

$

(1,346,327

)

$

(15,032,469

)

$

(121,246,771

)

$

(95,890,868

)

OCA

OMG

OMS

PRR

PTR

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

 -

$

 -

$

 -

$

1,777

$

5,532

 Mortality and expense risk charges

(412

)

(354

)

(278

)

(860

)

(2,113

)

 Distribution and administrative expense charges

(50

)

(42

)

(34

)

(103

)

(254

)

 Net investment income (loss)

$

(462

)

$

(396

)

$

(312

)

$

814

$

3,165

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

36

$

(18

)

$

3

$

109

$

38

 Realized gain distributions

 -

 -

 -

788

12,215

 Net realized gains (losses)

$

36

$

(18

)

$

3

$

897

$

12,253

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(1,497

)

$

(4,219

)

$

(3,130

)

$

12,367

$

6,615

 Beginning of year

 -

 -

 -

 -

 -

 Change in unrealized appreciation (depreciation)

$

(1,497

)

$

(4,219

)

$

(3,130

)

$

12,367

$

6,615

 Realized and unrealized gains (losses)

$

(1,461

)

$

(4,237

)

$

(3,127

)

$

13,264

$

18,868

Increase (Decrease) in net assets from operations

$

(1,923

)

$

(4,633

)

$

(3,439

)

$

14,078

$

22,033

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

SC3

Sub-Account

Income and Expenses:

 Dividend income

$

9,897

 Mortality and expense risk charges

(438

)

 Distribution and administrative expense charges

(53

)

 Net investment income (loss)

$

9,406

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(8

)

 Realized gain distributions

10,631

 Net realized gains (losses)

$

10,623

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(13,245

)

 Beginning of year

 -

 Change in unrealized appreciation (depreciation)

$

(13,245

)

 Realized and unrealized gains (losses)

$

(2,622

)

Increase (Decrease) in net assets from operations

$

6,784

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets

FMS

FTI

FVS

LA1

LA2

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Period Ended

Period Ended

Period Ended

Period Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

2002 (b)

2002 (b)

2002 (b)

2002 (b)

2002 (b)

Operations:

Net investment income (loss)

$

(572

)

$

(1,359

)

$

(376

)

$

1,152

$

602

Net realized gains (losses)

218

53

194

133

24

Net unrealized gains (losses)

1,390

(8,777

)

4,174

(6,895

)

(29

)

 Increase (Decrease) in net assets from operations

$

1,036

$

(10,083

)

$

3,992

$

(5,610

)

$

597

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

273,329

$

403,127

$

143,641

$

276,744

$

260,168

 Net transfers between Sub-Accounts and Fixed Account

83,594

657,800

64,445

87,905

23,567

 Withdrawals, surrenders, annuitizations and
contract charges

 -

(855

)

(151

)

(417

)

(151

)

 Net accumulation activity

$

356,923

$

1,060,072

$

207,935

$

364,232

$

283,584

Annuitization Activity:

 Annuitizations

$

 -

$

 -

$

 -

$

 -

$

 -

 Annuity payments and contract charges

 -

 -

 -

 -

 -

 Net Transfers between Sub-Accounts

 -

 -

 -

 -

 -

 Adjustments to annuity reserves

 -

 -

 -

 -

 -

 Net annuitization activity

$

 -

$

 -

$

 -

$

 -

$

 -

Increase (Decrease) in net assets from contract owner transactions

$

356,923

$

1,060,072

$

207,935

$

364,232

$

283,584

 Increase (Decrease) in net assets

$

357,959

$

1,049,989

$

211,927

$

358,622

$

284,181

Net Assets:

Beginning of year

$

 -

$

 -

$

 -

$

 -

$

 -

End of year

$

357,959

$

1,049,989

$

211,927

$

358,622

$

284,181

Units Transactions:

Beginning of year

 -

 -

 -

 -

 -

Purchase

27,010

41,692

14,088

25,450

24,477

Transferred between Sub-Accounts and Fixed Accumulation Account

8,327

67,637

6,207

8,096

2,201

Withdrawn, Surrendered and Annuitized

 -

(88

)

(14

)

(38

)

(14

)

End of year

35,337

109,241

20,281

33,508

26,664

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

BDS

CAS

CO1

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002

2001 (a)

Operations:

Net investment income (loss)

$

4,093,733

$

2,277,102

$

(9,176,014

)

$

(12,778,919

)

$

(148,131)

$

(16,090

)

Net realized gains (losses)

3,654,587

1,881,580

(382,909,764

)

300,129,955

(371,827)

(9,646

)

Net unrealized gains (losses)

7,230,589

2,483,769

60,462,435

(713,894,051

)

(3,573,397)

428,718

 Increase (Decrease) in net assets from operations

$

14,978,909

$

6,642,451

$

(331,623,343

)

$

(426,543,015

)

$

(4,093,355)

$

402,982

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

1,564,689

$

21,602,569

$

7,984,994

$

49,483,582

$

5,596,537

$

4,762,819

 Net transfers between Sub-Accounts and
Fixed Account

49,409,135

81,026,874

(57,513,980

)

43,697,162

3,224,381

1,580,207

 Withdrawals, surrenders, annuitizations and contract charges

(25,678,851

)

(15,999,370

)

(120,030,608

)

(167,306,131

)

(636,251

)

(17,256

)

 Net accumulation activity

$

25,294,973

$

86,630,073

$

(169,559,594

)

$

(74,125,387

)

$

8,184,667

$

6,325,770

Annuitization Activity:

 Annuitizations

$

 -

$

164,649

$

153,993

$

787,719

$

53,623

$

 -

 Annuity payments and contract charges

(82,823

)

(34,804

)

(747,430

)

(1,428,760

)

(5,136

)

 -

 Net transfers between Sub-Accounts

 -

 -

 -

 -

 -

 -

 Adjustments to annuity reserves

(34,509

)

(2,727

)

81,414

(199,438

)

(310

)

 -

 Net annuitization activity

$

(117,332

)

$

127,118

$

(512,023

)

$

(840,479

)

$

48,177

$

 -

Increase (Decrease) in net assets from contract owner transactions

$

25,177,641

$

86,757,191

$

(170,071,617

)

$

(74,965,866

)

$

8,232,844

$

6,325,770

 Increase (Decrease) in net assets

$

40,156,550

$

93,399,642

$

(501,694,960

)

$

(501,508,881

)

$

4,139,489

$

6,728,752

Net Assets:

Beginning of year

$

169,138,563

$

75,738,921

$

1,061,993,683

$

1,563,502,564

$

6,728,752

$

 -

End of year

$

209,295,113

$

169,138,563

$

560,298,723

$

1,061,993,683

$

10,868,241

$

6,728,752

Units Transactions:

Beginning of year

14,562,283

6,882,376

64,553,284

60,852,212

707,598

 -

Purchase

130,651

1,983,536

942,516

6,160,711

669,166

533,188

Transferred between Sub-Accounts and Fixed Accumulation Account

4,129,823

7,104,168

(4,262,327

)

5,198,633

384,672

176,982

Withdrawn, Surrendered and Annuitized

(2,150,666

)

(1,407,797

)

(7,956,652

)

(7,658,272

)

(101,640

)

(2,572

)

End of year

16,672,091

14,562,283

53,276,821

64,553,284

1,659,796

707,598

  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

COS

EGS

EM1

Sub-Accounts

Sub-Accounts

Sub-Accounts

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period End

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002

2001 (a)

Operations:

Net investment income (loss)

$

(4,797,605

)

$

(8,342,542

)

$

(7,486,903

)

$

(12,862,147

)

$

(7,014

)

$

(672

)

Net realized gains (losses)

(108,712,383

)

70,666,441

(171,071,995

)

155,218,178

(114,030

)

381

Net unrealized gains (losses)

(29,588,990

)

(253,104,530

)

(68,659,822

)

(613,045,438

)

(165,228

)

22,077

 Increase (Decrease) in net assets from operations

$

(143,098,978

)

$

(190,780,631

)

$

(247,218,720

)

$

(470,689,407

)

$

(286,272

)

$

21,786

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

3,474,022

$

63,680,946

$

4,533,694

$

51,612,787

$

1,264,490

$

277,227

 Net transfers between Sub-Accounts and Fixed Account

(66,309,026

)

(5,451,267

)

(81,392,865

)

(27,891,645

)

761,872

80,026

 Withdrawals, surrenders, annuitizations
and contract charges

(39,720,495

)

(51,682,839

)

(68,678,141

)

(84,256,673

)

(80,774

)

(1,423

)

 Net accumulation activity

$

(102,555,499

)

$

6,546,840

$

(145,537,312

)

$

(60,535,531

)

$

1,945,588

$

355,830

Annuitization Activity:

 Annuitizations

$

 -

$

227,183

$

45,741

$

478,068

$

 -

$

 -

 Annuity payments and contract charges

(117,999

)

(215,224

)

(327,463

)

(473,538

)

 -

 -

 Net transfers between Sub-Accounts

 -

 -

 -

 -

 -

 -

 Adjustments to annuity reserves

1,680

(180,402

)

(3,632

)

(309,532

)

 -

 -

 Net annuitization activity

$

(116,319

)

$

(168,443

)

$

(285,354

)

$

(305,002

)

$

 -

$

 -

 Increase (Decrease) in net assets from
contract owner transactions

$

(102,671,818

)

$

6,378,397

$

(145,822,666

)

$

(60,840,533

)

$

1,945,588

$

355,830

 Increase (Decrease) in net assets

$

(245,770,796

)

$

(184,402,234

)

$

(393,041,386

)

$

(531,529,940

)

$

1,659,316

$

377,616

Net Assets:

Beginning of year

$

494,301,507

$

678,703,741

$

763,479,404

$

1,295,009,344

$

377,616

$

 -

End of year

$

248,530,711

$

494,301,507

$

370,438,018

$

763,479,404

$

2,036,932

$

377,616

Units Transactions:

Beginning of year

49,296,039

43,724,458

65,948,379

61,880,135

36,622

 -

Purchase

468,094

7,793,885

629,726

7,300,234

114,419

28,514

Transferred between Sub-Accounts and Fixed Accumulation Account

(8,863,967

)

1,822,678

(9,243,938

)

2,175,012

61,923

8,274

Withdrawn, Surrendered and Annuitized

(4,320,277

)

(4,044,982

)

(6,637,379

)

(5,407,002

)

(8,015

)

(166

)

End of year

36,579,889

49,296,039

50,696,788

65,948,379

204,949

36,622

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

FCE

FCG

GA1

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period End

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002

2001 (a)

Operations:

Net investment income (loss)

$

(72,556

)

$

(488,990

)

$

(900,486

)

$

(882,986

)

$

18,718

$

(878

)

Net realized gains (losses)

(1,409,605

)

(2,521,212

)

(8,001,430

)

2,248,595

(16,733

)

(245

)

Net unrealized gains (losses)

(709,113

)

1,665,038

(5,408,492

)

(23,843,213

)

(106,783

)

10,282

 Increase (Decrease) in net assets
from operations

$

(2,191,274

)

$

(1,345,164

)

$

(14,310,408

)

$

(22,477,604

)

$

(104,798

)

$

9,159

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

336,047

$

3,247,277

$

1,325,782

$

14,779,339

$

1,050,377

$

365,610

 Net transfers between Sub-Accounts
and Fixed Account

4,848,897

(2,616,209

)

(5,950,235

)

17,818,382

556,629

127,818

 Withdrawals, surrenders, annuitizations and contract charges

(4,844,186

)

(3,503,652

)

(10,712,751

)

(9,324,452

)

(129,174

)

(1,401

)

 Net accumulation activity

$

340,758

$

(2,872,584

)

$

(15,337,204

)

$

23,273,269

$

1,477,832

$

492,027

Annuitization Activity:

 Annuitizations

$

 -

$

32,295

$

7,928

$

69,817

$

 -

$

 -

 Annuity payments and contract charges

(15,279

)

(15,787

)

(21,548

)

(22,866

)

 -

 -

 Net transfers between Sub-Accounts

 -

 -

 -

 -

 -

 -

 Adjustments to annuity reserves

(21,052

)

(85,031

)

(4,563

)

3,793

 -

 -

 Net annuitization activity

$

(36,331

)

$

(68,523

)

$

(18,183

)

$

50,744

$

 -

$

 -

Increase (Decrease) in net assets from contract owner transactions

$

304,427

$

(2,941,107

)

$

(15,355,387

)

$

23,324,013

$

1,477,832

$

492,027

 Increase (Decrease) in net assets

$

(1,886,847

)

$

(4,286,271

)

$

(29,665,795

)

$

846,409

$

1,373,034

$

501,186

Net Assets:

Beginning of year

$

31,963,479

$

36,249,750

$

116,926,690

$

116,080,281

$

501,186

$

 -

End of year

$

30,076,632

$

31,963,479

$

87,260,895

$

116,926,690

$

1,874,220

$

501,186

Units Transactions:

Beginning of year

3,800,561

4,136,671

13,618,628

10,704,387

51,398

 -

Purchase

37,755

397,540

171,778

1,742,164

111,138

38,223

Transferred between Sub-Accounts and Fixed Accumulation Account

403,000

(311,285

)

(759,280

)

2,182,554

61,335

13,320

Withdrawn, Surrendered and Annuitized

(556,171

)

(422,365

)

(1,322,784

)

(1,010,477

)

(13,718

)

(145

)

End of year

3,685,145

3,800,561

11,708,342

13,618,628

210,153

51,398

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

GAA

GG1

GG2

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Period End

Year Ended

Period End

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001 (a)

2002

2001 (a)

Operations:

Net investment income (loss)

$

1,500,144

$

3,483,476

$

(27,218

)

$

(386

)

$

(33,346

)

$

(3,713

)

Net realized gains (losses)

(6,888,095

)

6,222,020

75,289

6

(96,558

)

5,560

Net unrealized gains (losses)

(1,136,806

)

(20,927,104

)

279,312

(4,940

)

(470,420

)

36,251

 Increase (Decrease) in net assets from operations

$

(6,524,757

)

$

(11,221,608

)

$

327,383

$

(5,320

)

$

(600,324

)

$

38,098

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

669,302

$

2,245,118

$

2,025,641

$

118,021

$

1,579,033

$

1,090,338

 Net transfers between Sub-Accounts and Fixed Account

(6,033,872

)

(6,122,870

)

1,631,290

55,079

1,559,952

234,365

 Withdrawals, surrenders, annuitizations
and contract charges

(11,822,887

)

(12,385,431

)

(193,294

)

(1,687

)

(182,302

)

(5,671

)

 Net accumulation activity

$

(17,187,457

)

$

(16,263,183

)

$

3,463,637

$

171,413

$

2,956,683

$

1,319,032

Annuitization Activity:

 Annuitizations

$

108,915

$

64,460

$

14,540

$

 -

$

 -

$

 -

 Annuity payments and contract charges

(122,309

)

(142,822

)

(1,654

)

 -

 -

 -

 Net transfers between Sub-Accounts

 -

 -

 -

 -

 -

 -

 Adjustments to annuity reserves

(25,069

)

6,590

(104

)

 -

 -

 -

 Net annuitization activity

$

(38,463

)

$

(71,772

)

$

12,782

$

 -

$

 -

$

 -

 Increase (Decrease) in net assets from
contract owner transactions

$

(17,225,920

)

$

(16,334,955

)

$

3,476,419

$

171,413

$

2,956,683

$

1,319,032

 Increase (Decrease) in net assets

$

(23,750,677

)

$

(27,556,563

)

$

3,803,802

$

166,093

$

2,356,359

$

1,357,130

Net Assets:

Beginning of year

$

84,504,987

$

112,061,550

$

166,093

$

 -

$

1,357,130

$

 -

End of year

$

60,754,310

$

84,504,987

$

3,969,895

$

166,093

$

3,713,489

$

1,357,130

Units Transactions:

Beginning of year

5,837,945

6,729,316

17,109

 -

140,349

 -

Purchase

61,866

217,079

194,946

11,772

175,879

115,733

 Transferred between Sub-Accounts and
Fixed Accumulation Account

(441,120

)

(297,027

)

149,769

5,531

175,009

25,224

Withdrawn, Surrendered and Annuitized

(822,110

)

(811,423

)

(17,820

)

(194

)

(22,908

)

(608

)

End of year

4,636,581

5,837,945

344,004

17,109

468,329

140,349

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GGR		GGS		GSS
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002	2001	2002	2001
Operations:
Net investment income (loss)	$(2,286,052)	$(2,169,924)	$(694,415)	$(704,141)	$20,283,292	$21,132,259
Net realized gains (losses)	(56,684,239)	92,727,026	96,097	(1,057,832)	4,528,114	4,046,946
Net unrealized gains (losses)	11,234,270	(170,242,925)	9,240,993	14,006	27,217,769	3,763,939
Increase (Decrease) in net assets from operations	$(47,736,021)	$(79,685,823)	$8,642,675	$(1,747,967)	$52,029,175	$28,943,144

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,197,195	$11,795,697	$837,429	$2,973,311	$19,413,929	$68,003,893
Net transfers between Sub-Accounts and Fixed Account	(27,098,041)	(18,114,536)	20,849,237	(2,898,351)	189,926,837	81,931,003
Withdrawals, surrenders, annuitizations and contract charges	(30,247,996)	(39,996,781)	(10,404,311)	(8,291,944)	(112,973,131)	(66,588,445)
Net accumulation activity	$(55,148,842)	$(46,315,620)	$11,282,355	$(8,216,984)	$96,367,635	$83,346,451

Annuitization Activity:
Annuitizations	$6,939	$131,880	$13,422	$57,248	$141,946	$444,447
Annuity payments and contract charges	(136,935)	(241,458)	(78,834)	(175,299)	(660,933)	(596,840)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(13,486)	(12,393)	(32,096)	(129,104)	(69,314)	107,348
Net annuitization activity	$(143,482)	$(121,971)	$(97,508)	$(247,155)	$(588,301)	$(45,045)
Increase (Decrease) in net assets from contract owner transactions	$(55,292,324)	$(46,437,591)	$11,184,847	$(8,464,139)	$95,779,334	$83,301,406

Increase (Decrease) in net assets	$(103,028,345)	$(126,123,414)	$19,827,522	$(10,212,106)	$147,808,509	$112,244,550

Net Assets:
Beginning of year	$260,751,103	$386,874,517	$44,882,046	$55,094,152	$595,911,760	$483,667,210
End of year	$157,722,758	$260,751,103	$64,709,568	$44,882,046	$743,720,269	$595,911,760

Units Transactions:
Beginning of year	17,723,668	19,042,715	3,647,399	4,205,253	43,557,072	34,436,408
Purchase	234,808	1,332,446	70,005	284,386	1,601,821	6,198,376
Transferred between Sub-Accounts and Fixed Accumulation Account	(2,282,798)	(516,326)	1,677,469	(216,162)	12,927,838	7,481,539
Withdrawn, Surrendered and Annuitized	(1,980,642)	(2,135,167)	(784,039)	(626,078)	(7,509,557)	(4,559,251)
End of year	13,695,036	17,723,668	4,610,834	3,647,399	50,577,174	43,557,072

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GT1		GT2		GTR
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Period End	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001 (a)	2002	2001 (a)	2002	2001
Operations:
Net investment income (loss)	$(4,895)	$(470)	$7,504	$(2,641)	$419,406	$2,484,126
Net realized gains (losses)	(25,215)	181	(30,105)	(233)	(2,777,769)	5,232,287
Net unrealized gains (losses)	(130,300)	17,418	3,524	12,982	1,599,601	(15,002,474)
Increase (Decrease) in net assets from operations	$(160,410)	$17,129	$(19,077)	$10,108	$(758,762)	$(7,286,061)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$222,175	$212,751	$2,288,946	$1,131,071	$923,510	$3,685,853
Net transfers between Sub-Accounts and Fixed Account	82,773	5,898	1,869,065	332,274	4,646,419	(425,868)
Withdrawals, surrenders, annuitizations and contract charges	(6,571)	(763)	(67,406)	(655)	(11,905,476)	(8,948,404)
Net accumulation activity	$298,377	$217,886	$4,090,605	$1,462,690	$(6,335,547)	$(5,688,419)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$22,199	$20,585
Annuity payments and contract charges	-	-	-	-	(72,879)	(72,608)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	(39,313)	(15,084)
Net annuitization activity	$-	$-	$-	$-	$(89,993)	$(67,107)
Increase (Decrease) in net assets from contract owner transactions	$298,377	$217,886	$4,090,605	$1,462,690	$(6,425,540)	$(5,755,526)

Increase (Decrease) in net assets	$137,967	$235,015	$4,071,528	$1,472,798	$(7,184,302)	$(13,041,587)

Net Assets:
Beginning of year	$235,015	$-	$1,472,798	$-	$84,171,649	$97,213,236
End of year	$372,982	$235,015	$5,544,326	$1,472,798	$76,987,347	$84,171,649

Units Transactions:
Beginning of year	24,957	-	151,199	-	5,780,805	5,859,411
Purchase	33,670	24,434	240,584	116,859	78,902	365,101
Transferred between Sub-Accounts and Fixed Accumulation Account	12,857	610	194,806	34,406	432,986	114,156
Withdrawn, Surrendered and Annuitized	(5,148)	(87)	(11,059)	(66)	(802,228)	(557,863)
End of year	66,336	24,957	575,530	151,199	5,490,465	5,780,805

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GTS		HYS		IG1
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Year Ended	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002	2001	2002	2001 (a)
Operations:
Net investment income (loss)	$(28,240)	$(37,645)	$24,098,474	$24,591,094	$(79,871)	$(7,197)
Net realized gains (losses)	(1,077,797)	(1,126,221)	(33,156,854)	(20,611,540)	1,032,560	8,289
Net unrealized gains (losses)	(75,505)	(645,673)	11,817,205	(4,446,806)	(918,118)	93,985
Increase (Decrease) in net assets from operations	$(1,181,542)	$(1,809,539)	$2,758,825	$(467,252)	$34,571	$95,077

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$54,175	$1,165,042	$2,612,480	$25,313,847	$4,527,332	$2,115,028
Net transfers between Sub-Accounts and Fixed Account	(40,601)	2,302,209	(10,818,426)	36,097,676	4,848,362	905,065
Withdrawals, surrenders, annuitizations and contract charges	(218,548)	(279,960)	(38,199,666)	(38,386,294)	(2,087,732)	(11,130)
Net accumulation activity	$(204,974)	$3,187,291	$(46,405,612)	$23,025,229	$7,287,962	$3,008,963

Annuitization Activity:
Annuitizations	$-	$-	$168,718	$348,049	$1,534	$-
Annuity payments and contract charges	-	-	(287,181)	(347,667)	(105)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(36,001)	(32,276)	(49)	-
Net annuitization activity	$-	$-	$(154,464)	$(31,894)	$1,380	$-
Increase (Decrease) in net assets from contract owner transactions	$(204,974)	$3,187,291	$(46,560,076)	$22,993,335	$7,289,342	$3,008,963

Increase (Decrease) in net assets	$(1,386,516)	$1,377,752	$(43,801,251)	$22,526,083	$7,323,913	$3,104,040

Net Assets:
Beginning of year	$2,777,404	$1,399,652	$301,095,084	$278,569,001	$3,104,040	$-
End of year	$1,390,888	$2,777,404	$257,293,833	$301,095,084	$10,427,953	$3,104,040

Units Transactions:
Beginning of year	662,983	192,652	24,640,912	21,080,519	326,874	-
Purchase	17,643	194,248	248,178	2,599,677	501,152	229,953
Transferred between Sub-Accounts and Fixed Accumulation Account	(47,757)	340,601	(987,124)	3,663,203	670,533	98,206
Withdrawn, Surrendered and Annuitized	(77,526)	(64,518)	(2,916,951)	(2,702,487)	(233,319)	(1,285)
End of year	555,343	662,983	20,985,015	24,640,912	1,265,240	326,874

  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	M1A		M1B		MC1
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Period End	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001 (a)	2002	2001 (a)	2002	2001 (a)
Operations:
Net investment income (loss)	$(217,812)	$(15,700)	$(345,415)	$(29,540)	$(183,642)	$(15,181)
Net realized gains (losses)	(731,683)	(6,631)	(798,785)	(4,965)	(1,705,465)	(2,497)
Net unrealized gains (losses)	(5,365,837)	763,760	(7,657,729)	575,726	(6,212,001)	469,217
Increase (Decrease) in net assets from operations	$(6,315,332)	$741,429	$(8,801,929)	$541,221	$(8,101,108)	$451,539

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$9,269,451	$5,422,456	$15,870,561	$10,459,061	$9,276,606	$5,080,329
Net transfers between Sub-Accounts and Fixed Account	7,331,325	1,516,318	9,667,852	2,911,664	6,572,293	1,460,830
Withdrawals, surrenders, annuitizations and contract charges	(870,069)	(16,001)	(1,208,871)	(47,088)	(718,323)	(14,922)
Net accumulation activity	$15,730,707	$6,922,773	$24,329,542	$13,323,637	$15,130,576	$6,526,237

Annuitization Activity:
Annuitizations	$35,680	$-	$-	$-	$12,591	$-
Annuity payments and contract charges	(3,542)	-	-	-	(1,249)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(242)	-	-	-	(105)	-
Net annuitization activity	$31,896	$-	$-	$-	$11,237	$-
Increase (Decrease) in net assets from contract owner transactions	$15,762,603	$6,922,773	$24,329,542	$13,323,637	$15,141,813	$6,526,237

Increase (Decrease) in net assets	$9,447,271	$7,664,202	$15,527,613	$13,864,858	$7,040,705	$6,977,776

Net Assets:
Beginning of year	$7,664,202	$-	$13,864,858	$-	$6,977,776	$-
End of year	$17,111,473	$7,664,202	$29,392,471	$13,864,858	$14,018,481	$6,977,776

Units Transactions:
Beginning of year	744,162	-	1,419,642	-	723,935	-
Purchase	1,038,386	583,286	1,821,934	1,116,248	1,243,210	563,457
Transferred between Sub-Accounts and Fixed Accumulation Account	867,033	162,646	1,153,027	309,368	939,270	162,126
Withdrawn, Surrendered and Annuitized	(118,710)	(1,770)	(164,331)	(5,974)	(133,954)	(1,648)
End of year	2,530,871	744,162	4,230,272	1,419,642	2,772,461	723,935

  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MCS		MCV	MF7
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002 (c)	2002	2001 (a)
Operations:
Net investment income (loss)	$(771,797)	$(810,794)	$(3,114)	$488,007	$(21,736)
Net realized gains (losses)	(21,346,885)	(5,583,340)	(1,361)	97,317	2,485
Net unrealized gains (losses)	(16,922,656)	(10,809,262)	(1,522)	1,664,976	(5,827)
Increase (Decrease) in net assets from operations	$(39,041,338)	$(17,203,396)	$(5,997)	$2,250,300	$(25,078)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$577,381	$19,252,187	$320,249	$14,086,132	$8,391,627
Net transfers between Sub-Accounts and Fixed Account	8,776,726	51,511,542	394,325	12,078,989	2,139,891
Withdrawals, surrenders, annuitizations and contract charges	(5,828,964)	(4,541,036)	(5,030)	(2,051,922)	(40,951)
Net accumulation activity	$3,525,143	$66,222,693	$709,544	$24,113,199	$10,490,567

Annuitization Activity:
Annuitizations	$4,156	$55,031	$-	$14,159	$-
Annuity payments and contract charges	(6,171)	(1,822)	-	(1,612)	-
Net transfers between Sub-Accounts	-	-	-	-	-
Adjustments to annuity reserves	(1,302)	858	-	(100)	-
Net annuitization activity	$(3,317)	$54,067	$-	$12,447	$-
Increase (Decrease) in net assets from contract owner transactions	$3,521,826	$66,276,760	$709,544	$24,125,646	$10,490,567

Increase (Decrease) in net assets	$(35,519,512)	$49,073,364	$703,547	$26,375,946	$10,465,489

Net Assets:
Beginning of year	$75,425,977	$26,352,613	$-	$10,465,489	$-
End of year	$39,906,465	$75,425,977	$703,547	$36,841,435	$10,465,489

Units Transactions:
Beginning of year	10,773,649	2,851,533	-	1,039,445	-
Purchase	115,995	2,347,222	39,705	1,390,968	834,296
Transferred between Sub-Accounts and Fixed Accumulation Account	1,306,324	6,188,835	47,078	1,174,965	211,901
Withdrawn, Surrendered and Annuitized	(1,256,220)	(613,941)	(615)	(206,296)	(6,752)
End of year	10,939,748	10,773,649	86,168	3,399,082	1,039,445

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MFC		MFD		MFE
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Period End	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001 (a)	2002	2001 (a)	2002	2001 (a)
Operations:
Net investment income (loss)	$1,562,250	$(17,247)	$(240,452)	$(23,645)	$185,518	$(12,654)
Net realized gains (losses)	(1,000,412)	5,466	(802,353)	(1,327)	(765,472)	(5,691)
Net unrealized gains (losses)	72,066	104,223	(6,112,152)	505,361	(1,748,961)	(27,434)
Increase (Decrease) in net assets from operations	$633,904	$92,442	$(7,154,957)	$480,389	$(2,328,915)	$(45,779)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$13,016,093	$5,291,548	$9,979,560	$7,920,862	$3,856,688	$3,911,698
Net transfers between Sub-Accounts and Fixed Account	12,022,299	2,943,090	7,054,616	3,111,617	2,841,058	1,548,081
Withdrawals, surrenders, annuitizations and contract charges	(1,357,205)	(46,593)	(870,610)	(66,008)	(455,394)	(13,912)
Net accumulation activity	$23,681,187	$8,188,045	$16,163,566	$10,966,471	$6,242,352	$5,445,867

Annuitization Activity:
Annuitizations	$9,671	$-	$16,904	$-	$19,227	$-
Annuity payments and contract charges	(470)	-	(1,669)	-	(1,626)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(63)	-	(170)	-	(123)	-
Net annuitization activity	$9,138	$-	$15,065	$-	$17,478	$-
Increase (Decrease) in net assets from contract owner transactions	$23,690,325	$8,188,045	$16,178,631	$10,966,471	$6,259,830	$5,445,867

Increase (Decrease) in net assets	$24,324,229	$8,280,487	$9,023,674	$11,446,860	$3,930,915	$5,400,088

Net Assets:
Beginning of year	$8,280,487	$-	$11,446,860	$-	$5,400,088	$-
End of year	$32,604,716	$8,280,487	$20,470,534	$11,446,860	$9,331,003	$5,400,088

Units Transactions:
Beginning of year	838,150	-	1,178,384	-	605,177	-
Purchase	1,321,172	541,269	1,195,273	860,728	494,247	433,053
Transferred between Sub-Accounts and Fixed Accumulation Account	1,246,987	301,734	914,462	325,336	359,375	173,796
Withdrawn, Surrendered and Annuitized	(139,539)	(4,853)	(124,776)	(7,680)	(67,302)	(1,672)
End of year	3,266,770	838,150	3,163,343	1,178,384	1,391,497	605,177

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MFF		MFJ		MFK
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Period End	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001 (a)	2002	2001 (a)	2002	2001 (a)
Operations:
Net investment income (loss)	$(136,136)	$(10,929)	$1,148,316	$(65,275)	$1,395,817	$(56,822)
Net realized gains (losses)	(652,171)	(1,123)	1,739,397	(9,727)	(9,501)	4,476
Net unrealized gains (losses)	(3,167,964)	279,763	(10,314,011)	782,663	3,096,017	(143,144)
Increase (Decrease) in net assets from operations	$(3,956,271)	$267,711	$(7,426,298)	$707,661	$4,482,333	$(195,490)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$6,120,600	$3,936,656	$59,652,592	$22,840,059	$32,428,415	$22,105,464
Net transfers between Sub-Accounts and Fixed Account	3,111,019	920,802	42,745,374	6,927,475	36,864,681	2,013,815
Withdrawals, surrenders, annuitizations and contract charges	(643,652)	(12,073)	(4,649,697)	(120,919)	(4,331,047)	(104,814)
Net accumulation activity	$8,587,967	$4,845,385	$97,748,269	$29,646,615	$64,962,049	$24,014,465

Annuitization Activity:
Annuitizations	$1,514	$-	$59,472	$-	$28,565	$-
Annuity payments and contract charges	(87)	-	(6,709)	-	(3,252)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(37)	-	(377)	-	(199)	-
Net annuitization activity	$1,390	$-	$52,386	$-	$25,114	$-
Increase (Decrease) in net assets from contract owner transactions	$8,589,357	$4,845,385	$97,800,655	$29,646,615	$64,987,163	$24,014,465

Increase (Decrease) in net assets	$4,633,086	$5,113,096	$90,374,357	$30,354,276	$69,469,496	$23,818,975

Net Assets:
Beginning of year	$5,113,096	$-	$30,354,276	$-	$23,818,975	$-
End of year	$9,746,182	$5,113,096	$120,728,633	$30,354,276	$93,288,471	$23,818,975

Units Transactions:
Beginning of year	526,836	-	3,047,596	-	2,355,604	-
Purchase	736,254	427,885	6,122,165	2,353,498	3,198,551	2,170,001
Transferred between Sub-Accounts and Fixed Accumulation Account	380,778	100,322	4,426,034	710,260	3,497,333	196,430
Withdrawn, Surrendered and Annuitized	(93,745)	(1,371)	(547,506)	(16,162)	(493,369)	(10,827)
End of year	1,550,123	526,836	13,048,289	3,047,596	8,558,119	2,355,604

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MFL		MI1		MII
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001 (a)	2002	2001 (a)	2002	2001
Operations:
Net investment income (loss)	$(209,140)	$(43,338)	$(11,170)	$(1,204)	$(332,754)	$455,191
Net realized gains (losses)	(751,300)	(4,160)	158,321	1,655	(5,788,484)	4,462,907
Net unrealized gains (losses)	(8,870,924)	491,228	(87,353)	4,445	1,710,751	(17,523,716)
Increase (Decrease) in net assets from operations	$(9,831,364)	$443,730	$59,798	$4,896	$(4,410,487)	$(12,605,618)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$21,868,525	$13,956,914	$1,096,678	$411,528	$421,727	$3,631,371
Net transfers between Sub-Accounts and Fixed Account	17,725,359	4,583,160	666,775	6,166	(1,131,388)	(1,920,625)
Withdrawals, surrenders, annuitizations and contract charges	(1,865,378)	(42,414)	(47,221)	(241)	(7,941,573)	(7,297,037)
Net accumulation activity	$37,728,506	$18,497,660	$1,716,232	$417,453	$(8,651,234)	$(5,586,291)

Annuitization Activity:
Annuitizations	$3,883	$-	$-	$-	$-	$3,600
Annuity payments and contract charges	(242)	-	-	-	(29,483)	(26,064)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(108)	-	-	-	(12,135)	5,673
Net annuitization activity	$3,533	$-	$-	$-	$(41,618)	$(16,791)
Increase (Decrease) in net assets from contract owner transactions	$37,732,039	$18,497,660	$1,716,232	$417,453	$(8,692,852)	$(5,603,082)

Increase (Decrease) in net assets	$27,900,675	$18,941,390	$1,776,030	$422,349	$(13,103,339)	$(18,208,700)

Net Assets:
Beginning of year	$18,941,390	$-	$422,349	$-	$61,526,355	$79,735,055
End of year	$46,842,065	$18,941,390	$2,198,379	$422,349	$48,423,016	$61,526,355

Units Transactions:
Beginning of year	1,960,395	-	45,114	-	5,653,736	5,941,691
Purchase	2,467,270	1,483,159	117,862	44,414	40,036	400,258
Transferred between Sub-Accounts and Fixed Accumulation Account	2,059,574	482,689	95,885	749	(114,421)	(86,482)
Withdrawn, Surrendered and Annuitized	(251,389)	(5,453)	(5,427)	(49)	(734,285)	(601,731)
End of year	6,235,850	1,960,395	253,434	45,114	4,845,066	5,653,736

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MIS		MIT		MM1
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002	2001	2002	2001 (a)
Operations:
Net investment income (loss)	$(7,134,480)	$(10,560,506)	$(4,880,066)	$(11,131,153)	$(215,337)	$11,373
Net realized gains (losses)	(119,932,703)	57,468,214	(149,023,111)	150,337,332	-	-
Net unrealized gains (losses)	(71,931,453)	(306,123,669)	(193,397,289)	(504,032,324)	-	-
Increase (Decrease) in net assets from operations	$(198,998,636)	$(259,215,961)	$(347,300,466)	$(364,826,145)	$(215,337)	$11,373

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$5,247,825	$93,725,331	$13,205,858	$102,958,111	$78,441,041	$22,578,965
Net transfers between Sub-Accounts and Fixed Account	(73,387,309)	41,379,579	(131,535,540)	16,368,069	11,644,385	(1,496,530)
Withdrawals, surrenders, annuitizations and contract charges	(54,468,052)	(59,511,624)	(177,865,737)	(198,691,283)	(57,616,155)	(715,868)
Net accumulation activity	$(122,607,536)	$75,593,286	$(296,195,419)	$(79,365,103)	$32,469,271	$20,366,567

Annuitization Activity:
Annuitizations	$13,393	$355,145	$123,802	$1,423,428	$13,887	$112,057
Annuity payments and contract charges	(198,590)	(236,630)	(1,112,911)	(1,412,825)	(15,218)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(32,966)	(182,032)	(10,444)	(225,568)	11,950	(5,603)
Net annuitization activity	$(218,163)	$(63,517)	$(999,553)	$(214,965)	$10,619	$106,454
Increase (Decrease) in net assets from contract owner transactions	$(122,825,699)	$75,529,769	$(297,194,972)	$(79,580,068)	$32,479,890	$20,473,021

Increase (Decrease) in net assets	$(321,824,335)	$(183,686,192)	$(644,495,438)	$(444,406,213)	$32,264,553	$20,484,394

Net Assets:
Beginning of year	$733,044,616	$916,730,808	$1,672,347,859	$2,116,754,072	$20,484,394	$-
End of year	$411,220,281	$733,044,616	$1,027,852,421	$1,672,347,859	$52,748,947	$20,484,394

Units Transactions:
Beginning of year	82,854,696	70,352,554	114,934,813	107,858,561	2,033,294	-
Purchase	734,385	11,737,512	1,264,050	10,770,919	7,923,676	2,254,021
Transferred between Sub-Accounts and Fixed Accumulation Account	(10,701,366)	6,640,237	(10,650,348)	6,780,367	1,163,800	(149,287)
Withdrawn, Surrendered and Annuitized	(7,056,802)	(5,875,607)	(12,063,668)	(10,475,034)	(5,841,707)	(71,440)
End of year	65,830,913	82,854,696	93,484,847	114,934,813	5,279,063	2,033,294

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MMS		MS1		MSS
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Period End	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002	2001 (a)	2002	2001
Operations:
Net investment income (loss)	$(907,959)	$11,660,134	$(27,553)	$(2,332)	$(2,704,683)	$(4,613,849)
Net realized gains (losses)	-	-	(84,808)	(321)	(74,284,868)	20,072,878
Net unrealized gains (losses)	-	-	(469,552)	44,756	12,808,077	(197,494,828)
Increase (Decrease) in net assets from operations	$(907,959)	$11,660,134	$(581,913)	$42,103	$(64,181,474)	$(182,035,799)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$27,424,518	$120,144,574	$1,275,192	$623,414	$2,123,359	$11,289,111
Net transfers between Sub-Accounts and Fixed Account	304,930,662	398,556,666	832,853	90,928	(28,773,717)	(38,232,278)
Withdrawals, surrenders, annuitizations and contract charges	(404,066,221)	(284,802,038)	(40,892)	(258)	(27,745,455)	(43,762,901)
Net accumulation activity	$(71,711,041)	$233,899,202	$2,067,153	$714,084	$(54,395,813)	$(70,706,068)

Annuitization Activity:
Annuitizations	$405,606	$2,296,745	$-	$-	$17,607	$96,446
Annuity payments and contract charges	(523,684)	(436,283)	-	-	(128,925)	(308,911)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(188,394)	83,978	-	-	49,975	34,088
Net annuitization activity	$(306,472)	$1,944,440	$-	$-	$(61,343)	$(178,377)
Increase (Decrease) in net assets from contract owner transactions	$(72,017,513)	$235,843,642	$2,067,153	$714,084	$(54,457,156)	$(70,884,445)

Increase (Decrease) in net assets	$(72,925,472)	$247,503,776	$1,485,240	$756,187	$(118,638,630)	$(252,920,244)

Net Assets:
Beginning of year	$654,496,482	$406,992,706	$756,187	$-	$262,609,717	$515,529,961
End of year	$581,571,010	$654,496,482	$2,241,427	$756,187	$143,971,087	$262,609,717

Units Transactions:
Beginning of year	53,824,814	33,305,762	78,580	-	18,605,449	20,880,787
Purchase	2,326,155	11,568,946	148,920	69,314	196,173	1,469,485
Transferred between Sub-Accounts and Fixed Accumulation Account	23,907,421	31,706,938	98,110	9,746	(2,525,023)	(1,469,955)
Withdrawn, Surrendered and Annuitized	(32,101,164)	(22,756,832)	(5,483)	(480)	(2,023,261)	(2,274,868)
End of year	47,957,226	53,824,814	320,127	78,580	14,253,338	18,605,449

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MV1		MVS		NWD
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001 (a)	2002	2001	2002	2001
Operations:
Net investment income (loss)	$(288,205)	$(35,018)	$(1,788,447)	$(2,010,422)	$(2,714,943)	$(3,165,736)
Net realized gains (losses)	(445,012)	(5,510)	(7,695,407)	8,023,884	(30,404,508)	14,119,555
Net unrealized gains (losses)	(6,225,586)	606,318	(41,295,066)	(21,401,182)	(50,324,918)	(25,561,298)
Increase (Decrease) in net assets from operations	$(6,958,803)	$565,790	$(50,778,920)	$(15,387,720)	$(83,444,369)	$(14,607,479)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$23,502,723	$12,101,250	$3,408,819	$51,364,831	$2,090,760	$27,155,543
Net transfers between Sub-Accounts and Fixed Account	15,143,367	3,838,708	59,392,114	142,328,767	5,369,734	39,309,158
Withdrawals, surrenders, annuitizations and contract charges	(1,780,238)	(27,665)	(34,569,709)	(17,617,507)	(20,081,316)	(16,785,806)
Net accumulation activity	$36,865,852	$15,912,293	$28,231,224	$176,076,091	$(12,620,822)	$49,678,895

Annuitization Activity:
Annuitizations	$30,917	$-	$53,981	$55,386	$7,955	$51,708
Annuity payments and contract charges	(3,478)	-	(83,781)	(29,404)	(53,628)	(63,397)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(182)	-	9,520	503	10,363	(170,947)
Net annuitization activity	$27,257	$-	$(20,280)	$26,485	$(35,310)	$(182,636)
Increase (Decrease) in net assets from contract owner transactions	$36,893,109	$15,912,293	$28,210,944	$176,102,576	$(12,656,132)	$49,496,259

Increase (Decrease) in net assets	$29,934,306	$16,478,083	$(22,567,976)	$160,714,856	$(96,100,501)	$34,888,780

Net Assets:
Beginning of year	$16,478,083	$-	$283,811,117	$123,096,261	$238,495,660	$203,606,880
End of year	$46,412,389	$16,478,083	$261,243,141	$283,811,117	$142,395,159	$238,495,660

Units Transactions:
Beginning of year	1,683,747	-	23,493,630	9,015,915	20,720,859	15,196,096
Purchase	2,487,816	1,280,991	300,117	4,442,378	233,498	2,983,543
Transferred between Sub-Accounts and Fixed Accumulation Account	1,606,037	406,378	4,497,497	11,476,970	58,334	3,954,406
Withdrawn, Surrendered and Annuitized	(210,396)	(3,622)	(3,054,512)	(1,441,633)	(2,078,064)	(1,413,186)
End of year	5,567,204	1,683,747	25,236,732	23,493,630	18,934,627	20,720,859

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	RE1		RES		RG1
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Year Ended	Period End	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001 (a)	2002	2001	2002	2001 (a)
Operations:
Net investment income (loss)	$(67,789)	$(6,410)	$(5,858,452)	$(12,892,474)	$(45,939)	$(6,171)
Net realized gains (losses)	(254,138)	(1,901)	(108,793,269)	186,687,243	(230,597)	(310)
Net unrealized gains (losses)	(1,697,049)	130,966	(76,663,943)	(436,949,645)	(1,218,737)	115,329
Increase (Decrease) in net assets from operations	$(2,018,976)	$122,655	$(191,315,664)	$(263,154,876)	$(1,495,273)	$108,848

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$4,242,954	$2,324,180	$5,472,218	$33,023,849	$3,010,742	$2,232,502
Net transfers between Sub-Accounts and Fixed Account	2,140,618	665,758	(88,792,346)	(48,545,569)	1,913,779	812,849
Withdrawals, surrenders, annuitizations and contract charges	(358,358)	(7,022)	(80,061,036)	(89,556,168)	(176,671)	(2,207)
Net accumulation activity	$6,025,214	$2,982,916	$(163,381,164)	$(105,077,888)	$4,747,850	$3,043,144

Annuitization Activity:
Annuitizations	$14,080	$-	$205,089	$695,890	$-	$-
Annuity payments and contract charges	(1,562)	-	(443,321)	(583,897)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(82)	-	(11,367)	(50,656)	-	-
Net annuitization activity	$12,436	$-	$(249,599)	$61,337	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$6,037,650	$2,982,916	$(163,630,763)	$(105,016,551)	$4,747,850	$3,043,144

Increase (Decrease) in net assets	$4,018,674	$3,105,571	$(354,946,427)	$(368,171,427)	$3,252,577	$3,151,992

Net Assets:
Beginning of year	$3,105,571	$-	$797,021,574	$1,165,193,001	$3,151,992	$-
End of year	$7,124,245	$3,105,571	$442,075,147	$797,021,574	$6,404,569	$3,151,992

Units Transactions:
Beginning of year	322,046	-	52,722,243	55,319,325	317,814	-
Purchase	470,796	251,194	561,796	3,561,995	327,374	232,777
Transferred between Sub-Accounts and Fixed Accumulation Account	251,596	71,606	(7,211,797)	(1,321,457)	213,503	85,267
Withdrawn, Surrendered and Annuitized	(46,060)	(754)	(5,725,979)	(4,837,620)	(22,481)	(230)
End of year	998,378	322,046	40,346,263	52,722,243	836,210	317,814

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	RGS		RI1		RSS
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Period End	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002	2001 (a)	2002	2001
Operations:
Net investment income (loss)	$(555,270)	$(906,833)	$(54,322)	$(4,688)	$(863,071)	$(537,585)
Net realized gains (losses)	(7,741,158)	1,336,577	58,965	3,692	(7,463,512)	(1,661,301)
Net unrealized gains (losses)	(12,060,128)	(12,327,169)	(456,169)	45,160	(1,595,805)	(15,932,390)
Increase (Decrease) in net assets from operations	$(20,356,556)	$(11,897,425)	$(451,526)	$44,164	$(9,922,388)	$(18,131,276)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,048,639	$9,914,663	$2,533,779	$1,932,638	$697,367	$11,956,162
Net transfers between Sub-Accounts and Fixed Account	(2,307,270)	14,277,369	1,350,318	559,724	(2,491,157)	9,630,619
Withdrawals, surrenders, annuitizations and contract charges	(8,701,049)	(9,102,663)	(210,884)	(2,994)	(6,390,353)	(5,629,245)
Net accumulation activity	$(9,959,680)	$15,089,369	$3,673,213	$2,489,368	$(8,184,143)	$15,957,536

Annuitization Activity:
Annuitizations	$2,713	$73,209	$-	$-	$2,014	$20,666
Annuity payments and contract charges	(30,608)	(31,866)	-	-	(12,224)	(15,206)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	9,199	10,366	-	-	17,684	(165,002)
Net annuitization activity	$(18,696)	$51,709	$-	$-	$7,474	$(159,542)
Increase (Decrease) in net assets from contract owner transactions	$(9,978,376)	$15,141,078	$3,673,213	$2,489,368	$(8,176,669)	$15,797,994

Increase (Decrease) in net assets	$(30,334,932)	$3,243,653	$3,221,687	$2,533,532	$(18,099,057)	$(2,333,282)

Net Assets:
Beginning of year	$92,120,442	$88,876,789	$2,533,532	$-	$79,918,982	$82,252,264
End of year	$61,785,510	$92,120,442	$5,755,219	$2,533,532	$61,819,925	$79,918,982

Units Transactions:
Beginning of year	8,941,881	7,294,221	269,147	-	9,379,991	7,446,099
Purchase	124,729	1,032,466	282,860	208,862	87,486	1,417,311
Transferred between Sub-Accounts and Fixed Accumulation Account	(338,644)	1,430,384	160,946	60,618	(389,802)	1,122,269
Withdrawn, Surrendered and Annuitized	(933,741)	(815,190)	(24,637)	(333)	(772,039)	(605,688)
End of year	7,794,225	8,941,881	688,316	269,147	8,305,636	9,379,991

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SG1		SGS		SI1
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Year Ended	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001 (a)	2002	2001	2002	2001 (a)
Operations:
Net investment income (loss)	$(61,762)	(4,654)	$(750,149)	$(1,165,779)	$191,974	$(4,694)
Net realized gains (losses)	(185,417)	377	(20,806,722)	(11,626,352)	(6,301)	4
Net unrealized gains (losses)	(1,204,502)	133,618	(128,140)	(13,724,652)	373,972	6,560
Increase (Decrease) in net assets from operations	$(1,451,681)	$129,341	$(21,685,011)	$(26,516,783)	$559,645	$1,870

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,883,270	$1,461,889	$585,833	$16,018,990	$4,963,366	$1,900,686
Net transfers between Sub-Accounts and Fixed Account	1,790,560	397,812	(9,899,150)	3,864,073	5,231,040	687,480
Withdrawals, surrenders, annuitizations and contract charges	(210,774)	(3,128)	(4,686,831)	(6,162,377)	(440,592)	(8,373)
Net accumulation activity	$4,463,056	$1,856,573	$(14,000,148)	$13,720,686	$9,753,814	$2,579,793

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$10,146	$-
Annuity payments and contract charges	-	-	(18,603)	(30,441)	(495)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	184	(1,559)	(67)	-
Net annuitization activity	$-	$-	$(18,419)	$(32,000)	$9,584	$-
Increase (Decrease) in net assets from contract owner transactions	$4,463,056	$1,856,573	$(14,018,567)	$13,688,686	$9,763,398	$2,579,793

Increase (Decrease) in net assets	$3,011,375	$1,985,914	$(35,703,578)	$(12,828,097)	$10,323,043	$2,581,663

Net Assets:
Beginning of year	$1,985,914	$-	$73,896,639	$86,724,736	$2,581,663	$-
End of year	$4,997,289	$1,985,914	$38,193,061	$73,896,639	$12,904,706	$2,581,663

Units Transactions:
Beginning of year	204,017	-	10,760,916	9,076,449	256,166	-
Purchase	338,189	161,338	105,257	2,085,736	487,952	188,852
Transferred between Sub-Accounts and Fixed Accumulation Account	216,838	43,013	(1,965,055)	423,866	510,730	68,301
Withdrawn, Surrendered and Annuitized	(29,583)	(334)	(845,072)	(825,135)	(43,656)	(987)
End of year	729,461	204,017	8,056,046	10,760,916	1,211,192	256,166

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SIS		SVS	TE1
	Sub-Account		Sub-Account	Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002 (c)	2002	2001 (a)
Operations:
Net investment income (loss)	$1,554,079	$789,749	$(4,896)	$(24,264)	$(1,807)
Net realized gains (losses)	(136,444)	134,823	(14,385)	(581,207)	623
Net unrealized gains (losses)	1,673,376	(228,750)	(17,654)	(740,856)	69,805
Increase (Decrease) in net assets from operations	$3,091,011	$695,822	$(36,935)	$(1,346,327)	$68,621

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$610,153	$6,354,621	$634,920	$965,988	$674,130
Net transfers between Sub-Accounts and Fixed Account	12,069,495	11,423,229	477,067	1,013,832	204,254
Withdrawals, surrenders, annuitizations and contract charges	(6,867,834)	(4,217,706)	(2,950)	(69,702)	(3,015)
Net accumulation activity	$5,811,814	$13,560,144	$1,109,037	$1,910,118	$875,369

Annuitization Activity:
Annuitizations	$18,058	$79,128	$-	$-	$-
Annuity payments and contract charges	(15,382)	(3,898)	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-
Adjustments to annuity reserves	2,990	(166)	-	-	-
Net annuitization activity	$5,666	$75,064	$-	$-	$-
Increase (Decrease) in net assets from contract owner ransactions	$5,817,480	$13,635,208	$1,109,037	$1,910,118	$875,369
Increase (Decrease) in net assets	$8,908,491	$14,331,030	$1,072,102	$563,791	$943,990

Net Assets:
Beginning of year	$47,304,649	$32,973,619	$-	$943,990	$-
End of year	$56,213,140	$47,304,649	$1,072,102	$1,507,781	$943,990

Units Transactions:
Beginning of year	4,516,487	3,196,230	-	97,036	-
Purchase	57,637	622,153	73,782	127,501	75,537
Transferred between Sub-Accounts and Fixed Accumulation Account	1,128,600	1,104,586	57,721	83,609	21,813
Withdrawn, Surrendered and Annuitized	(642,256)	(406,482)	(374)	(15,286)	(314)
End of year	5,060,468	4,516,487	131,129	292,860	97,036

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	TEC		TRS		UTS
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002	2001	2002	2001
Operations:
Net investment income (loss)	$(310,004)	$(491,062)	$29,455,337	$34,428,747	$6,800,573	$11,839,281
Net realized gains (losses)	(15,007,510)	(10,062,301)	259,687	98,329,047	(81,991,651)	47,384,065
Net unrealized gains (losses)	285,045	(7,913,413)	(150,961,795)	(150,652,905)	(20,699,790)	(205,731,165)
Increase (Decrease) in net assets from operations	$(15,032,469)	$(18,466,776)	$(121,246,771)	$(17,895,111)	$(95,890,868)	$(146,507,819)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$326,349	$11,041,196	$22,336,098	$112,697,930	$3,077,015	$42,189,616
Net transfers between Sub-Accounts and Fixed Account	(2,765,518)	11,130,923	66,326,479	164,008,436	(62,977,839)	12,685,526
Withdrawals, surrenders, annuitizations and contract charges	(2,361,729)	(1,853,689)	(254,641,685)	(253,192,238)	(39,387,069)	(52,983,808)
Net accumulation activity	$(4,800,898)	$20,318,430	$(165,979,108)	$23,514,128	$(99,287,893)	$1,891,334

Annuitization Activity:
Annuitizations	$4,047	$31,203	$857,592	$1,646,637	$78,444	$288,905
Annuity payments and contract charges	(1,602)	(1,584)	(1,899,909)	(2,139,784)	(159,469)	(282,580)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(1,820)	4,387	(225,182)	(101,431)	(965)	(29,847)
Net annuitization activity	$625	$34,006	$(1,267,499)	$(594,578)	$(81,990)	$(23,522)
Increase (Decrease) in net assets from contract owner transactions	$(4,800,273)	$20,352,436	$(167,246,607)	$22,919,550	$(99,369,883)	$1,867,812

Increase (Decrease) in net assets	$(19,832,742)	$1,885,660	$(288,493,378)	$5,024,439	$(195,260,751)	$(144,640,007)

Net Assets:
Beginning of year	$33,859,676	$31,974,016	$1,718,764,462	$1,713,740,023	$406,075,169	$550,715,176
End of year	$14,026,934	$33,859,676	$1,430,271,084	$1,718,764,462	$210,814,418	$406,075,169

Units Transactions:
Beginning of year	7,440,220	4,222,099	92,999,406	83,439,751	32,768,627	28,782,441
Purchase	98,644	1,807,292	1,571,661	9,552,696	329,869	4,290,031
Transferred between Sub-Accounts and Fixed Accumulation Account	(997,372)	1,799,240	4,835,599	12,131,675	(6,709,518)	2,686,643
Withdrawn, Surrendered and Annuitized	(729,945)	(388,411)	(13,374,051)	(12,124,716)	(3,486,403)	(2,990,488)
End of year	5,811,547	7,440,220	86,032,615	92,999,406	22,902,575	32,768,627

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	OCA	OMG	OMS	PRR	PTR	SC3
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Period Ended	Year Ended	Period Ended	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002 (b)	2002 (b)	2002 (b)	2002 (b)	2002 (b)	2002 (b)
Operations:
Net investment income (loss)	$(462)	$(396)	$(312)	$814	$3,165	$9,406
Net realized gains (losses)	36	(18)	3	897	12,253	10,623
Net unrealized gains (losses)	(1,497)	(4,219)	(3,130)	12,367	6,615	(13,245)
Increase (Decrease) in net assets from operations	$(1,923)	$(4,633)	$(3,439)	$14,078	$22,033	$6,784

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$156,995	$156,268	$134,786	$341,636	$856,459	$152,857
Net transfers between Sub-Accounts and Fixed Account	23,442	29,117	22,872	158,847	621,396	114,892
Withdrawals, surrenders, annuitizations and contract charges	-	-	(159)	(3,528)	(4,945)	(577)
Net accumulation activity	$180,437	$185,385	$157,499	$496,955	$1,472,910	$267,172

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$180,437	$185,385	$157,499	$496,955	$1,472,910	$267,172

Increase (Decrease) in net assets	$178,514	$180,752	$154,060	$511,033	$1,494,943	$273,956

Net Assets:
Beginning of year	$-	$-	$-	$-	$-	$-
End of year	$178,514	$180,752	$154,060	$511,033	$1,494,943	$273,956

Units Transactions:
Beginning of year	-	-	-	-	-	-
Purchase	14,308	15,060	13,047	33,401	83,697	15,514
Transferred between Sub-Accounts and Fixed Accumulation Account	2,195	2,795	2,210	15,485	60,923	11,742
Withdrawn, Surrendered and Annuitized	-	-	(15)	(339)	(557)	(58)
End of year	16,503	17,855	15,242	48,547	144,063	27,198
(b) For the period August 05, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts, Regatta Choice II contracts, Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts and Regatta Masters Flex contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exist in accordance with the regulations of the Delaware insurance department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Act of 1940. With respect to the Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts and the Regatta Choice II contracts, the Funds are: MFS/Sun Life Series Trust (the "Series Trust"). With respect to the Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts and Regatta Masters Flex contracts, the funds are: Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Funds and Sun Capital Advisers Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds values their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Funds shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6

Regatta contracts	1.25%	-	-	-	-	-
Regatta Gold contracts	1.25%	-	-	-	-	-
Regatta Classic contracts	1.00%	-	-	-	-	-
Regatta Platinum contracts	1.25%	-	-	-	-	-
Regatta Extra contracts	1.30%	1.45%	1.55%	1.70%	-	-
Regatta Choice contracts	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Regatta Access contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Regatta Flex 4 contracts	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%
Regatta Flex II contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%
Regatta Choice II contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%
Regatta Masters Extra contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%
Regatta Masters Choice contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%
Regatta Masters Access contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
Regatta Masters Flex contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%

Each year on the account anniversary, an account administration fee ("Account Fee") is equal to $30 in the case of Regatta contracts, the lesser of $30 or 2% of the participant's account value in the case of Regatta Gold contracts, the lesser of $35 or 2% of the participant's account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra and Regatta Choice contracts, and $50 in the case of Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex contracts (after account year 5, the account fee, for Regatta Gold, Regatta Platinum, Regatta Extra and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to the Series Trust. Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .58% to 1.82% and 1.25% of the funds net assets, respectively.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta Platinum and Regatta Flex 4 a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Choice a withdrawal charge of up to 7% and in the case of Regatta, Regatta Gold, Regatta Extra, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, and Regatta Masters Flex contracts, a withdrawal charge of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to Regatta, Regatta Gold, Regatta Platinum, Regatta Masters Extra and Regatta Masters Choice and an effective annual rate of 0.20% of the net assets attributable to Regatta Masters Access and Regatta Masters Flex contracts.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

For the year ended December 31, 2002, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders, annuitizations and contract charges" line of the Statement of Changes in Net Assets.

MFS/Sun Life Series Trust:	Contract Charges	Surrender Charges
Bond S Class	$3,044	$15,759
Bond Series	50,736	193,201
Capital Appreciation S Class	3,639	12,527
Capital Appreciation Series	455,489	764,197
Capital Opportunities S Class	2,622	4,224
Capital Opportunities Series	195,898	349,034
Emerging Growth S Class	2,819	8,362
Emerging Growth Series	369,832	237,135
Emerging Markets Equity S Class	461	1,158
Emerging Markets Equity Series	23,717	36,481
Global Asset Allocation S Class	172	740
Global Asset Allocation Series	35,534	70,306
Global Governments S Class	367	4,963
Global Governments Series	29,295	78,012
Global Growth S Class	639	1,872
Global Growth Series	106,987	315,751
Global Telecommunications S Class	163	-
Global Telecommunications Series	1,857	343
Global Total Return S Class	559	756
Global Total Return Series	34,896	54,652
Government Securities S Class	7,273	60,617
Government Securities Series	211,668	1,269,121
High Yield S Class	3,906	15,357
High Yield Series	119,441	360,395
International Growth Series	59,398	53,975
International Growth S Class	2,110	3,687
International Investors Trust S Class	223	1,774
International Investors Trust Series	28,208	30,381
Managed Sectors S Class	273	181
Managed Sectors Series	136,841	245,331

  37 -

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

MFS/Sun Life Series Trust - continued	Contract Charges	Surrender Charges
Massachusetts Investors Growth Stock S Class	$5,284	$25,120
Massachusetts Investors Growth Stock Series	291,676	660,126
Massachusetts Investors Trust S Class	7,213	27,852
Massachusetts Investors Trust Series	622,715	2,553,766
Mid Cap Growth S Class	3,087	1,969
Mid Cap Growth Series	27,825	19,422
Money Market S Class	6,269	102,019
Money Market Series	229,586	3,738,814
New Discovery S Class	3,655	7,556
New Discovery Series	89,300	290,057
Research S Class	1,411	6,208
Research Series	352,732	378,705
Research Growth & Income S Class	1,025	3,262
Research Growth & Income Series	36,047	70,124
Research International S Class	981	3,468
Research International Series	28,887	106,581
Strategic Growth S Class	898	2,272
Strategic Growth Series	30,264	14,624
Strategic Income S Class	923	9,680
Strategic Income Series	14,659	111,051
Technology S Class	631	1,969
Technology Series	17,957	46,552
Total Return S Class	13,695	58,438
Total Return Series	598,566	2,244,553
Utilities S Class	2,531	11,823
Utilities Series	166,961	469,658
Value S Class	5,897	29,331
Value Series	98,692	343,262

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable, and the 2000 Individual Annuitant Mortality Table and an assumed rate of 3% for Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4 and due to demographics of Regatta Flex II, Regatta Masters Extra, Regatta Choice II, Regatta Masters Choice, Regatta Masters Flex and Regatta Masters Access, no reserves were required at year-end. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-Account for the year ended December 31, 2002:

	Purchases	Sales

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund	$360,016	$3,665
Templeton International Securities Fund	1,060,186	1,473
Franklin Value Securities Fund	209,319	1,760
Growth & Income Portfolio	366,355	931
Lord Abbett Series Fund, Inc.
Mid-Cap Value	286,709	2,523
Bond S Class	31,471,622	6,723,710
MFS/Sun Life Series Trust
Bond Series	81,451,650	51,096,744
Capital Appreciation S Class	20,359,941	4,421,593
Capital Appreciation Series	40,253,114	219,582,159
Capital Opportunities S Class	9,782,832	1,697,809
Capital Opportunities Series	9,851,759	117,322,862
Emerging Growth S Class	11,129,960	2,676,703
Emerging Growth Series	22,679,748	175,985,685
Emerging Markets Equity S Class	4,470,655	2,532,081
Emerging Markets Equity Series	17,120,696	16,867,772
Global Asset Allocation S Class	4,420,487	2,923,937
Global Asset Allocation Series	5,080,118	20,780,825
Global Governments S Class	4,873,156	1,423,851
Global Governments Series	26,016,027	15,493,499
Global Growth S Class	12,583,556	9,660,219
Global Growth Series	4,189,188	61,754,077
Global Telecommunications S Class	372,427	78,945
Global Telecommunications Series	702,925	936,139
Global Total Return S Class	7,202,352	3,104,243
Global Total Return Series	13,372,673	19,339,494
Government Securities S Class	85,426,408	19,043,229
Government Securities Series	281,525,591	165,393,652
High Yield S Class	40,551,508	15,298,870
High Yield Series	77,726,004	100,151,604
International Growth S Class	115,902,440	108,692,920
International Growth Series	19,470,531	35,721,840
International Investors Trust S Class	34,744,595	33,039,533
International Investors Trust Series	7,756,417	16,769,889
Managed Sectors S Class	2,456,709	417,109
Managed Sectors Series	5,417,768	62,629,582
Massachusetts Investors Growth Stock S Class	28,319,362	4,335,235
Massachusetts Investors Growth Stock Series	26,690,985	156,618,198
Massachusetts Investors Trust S Class	42,115,655	4,592,648
Massachusetts Investors Trust Series	38,026,191	340,090,787
Mid Cap Growth S Class	17,999,591	3,041,316
Mid Cap Growth Series	25,955,456	23,204,125
Mid Cap Value S Class	717,108	10,678

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

MFS/Sun Life Series Trust - continued	Purchases	Sales
Money Market S Class	$ 265,485,624	$ 233,233,020
Money Market Series	389,702,814	462,439,892
New Discovery S Class	19,367,602	3,822,568
New Discovery Series	34,829,549	50,210,986
Research S Class	7,273,365	1,303,422
Research Series	13,811,422	183,289,271
Research Growth and Income S Class	6,220,487	1,518,576
Research Growth and Income Series	14,018,931	24,561,775
Research International S Class	28,991,135	25,372,244
Research International Series	9,324,746	18,382,171
Strategic Growth S Class	5,238,139	836,845
Strategic Growth Series	6,539,168	21,308,068
Strategic Income S Class	11,347,697	1,392,258
Strategic Income Series	22,696,894	15,328,325
Strategic Value S Class	1,170,908	66,767
Technology S Class	4,591,996	2,706,142
Technology Series	4,029,742	9,138,199
Total Return S Class	108,972,881	7,517,514
Total Return Series	208,010,042	292,206,845
Utilities S Class	8,399,378	1,953,907
Utilities Series	15,252,446	107,820,791
Value S Class	43,554,841	6,949,755
Value Series	88,706,639	62,293,662
Oppenheimer Variable Account Funds
Capital Appreciation Fund	180,362	387
Main St. Growth and Income	187,013	2,024
Main St. Small Cap Growth Fund	157,612	425
PIMCO Variable Insurance Trust
Real Return Bond Portfolio	503,055	4,498
Total Return Bond Portfolio	1,498,239	9,948
Sun Capital Advisers Trust
Real Estate Fund	288,850	1,641

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2002, follows.

		At December 31					For year ended December 31
		Units	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
FMS
	December 31, 2002 (b)	35,337	$10.1163	to	10.1476	$357,959	-%	1.35%	to	2.30%	1.16%	to	1.48%
FTI
	December 31, 2002 (b)	109,241	9.5923	to	9.6281	1,049,989	-	1.35	to	2.30	(4.08)	to	(3.72)
FVS
	December 31, 2002 (b)	20,281	10.4355	to	10.4678	211,927	-	1.35	to	2.30	4.35	to	4.68
LA1
	December 31, 2002 (b)	33,508	10.6887	to	10.7219	358,622	4.77	1.35	to	2.30	6.89	to	7.22
LA2
	December 31, 2002 (b)	26,664	10.6397	to	10.6794	284,181	3.92	1.35	to	2.30	6.40	to	6.79
BDS
	December 31, 2002	16,672,091	11.8359	to	12.8247	209,295,113	3.62	1.00	to	1.85	7.56	to	8.50
	December 31, 2001	14,562,283	10.9924	to	11.8661	169,138,563	3.26	1.00	to	1.85	5.79	to	6.71
CAS
	December 31, 2002	53,276,821	3.9494	to	19.5203	560,298,723	0.17	1.00	to	1.85	(80.74)	to	(33.06)
	December 31, 2001	64,553,284	5.9333	to	32.0464	1,061,993,683	0.36	1.00	to	1.85	(26.71)	to	(26.07)
CO1
	December 31, 2002	1,659,796	6.4740	to	10.6299	10,868,241	0.06	1.10	to	2.30	(31.83)	to	6.30
	December 31, 2001 (a)	707,598	9.4967	to	9.5218	6,728,752	-	1.10	to	1.85	(5.03)	to	(4.80)
COS
	December 31, 2002	36,579,889	4.1530	to	11.9403	248,530,711	0.09	1.00	to	1.85	(31.68)	to	(31.09)
	December 31, 2001	49,296,039	6.0616	to	17.3945	494,301,507	-	1.00	to	1.85	(26.32)	to	(25.71)
EGS
	December 31, 2002	50,696,788	3.2151	to	13.3500	370,438,018	-	1.00	to	1.85	(35.40)	to	(34.83)
	December 31, 2001	65,948,379	4.9741	to	20.5656	763,479,404	-	1.00	to	1.85	(35.80)	to	(35.24)
EM1
	December 31, 2002	204,949	9.8964	to	10.1593	2,036,932	1.18	1.15		1.85	(3.93)	to	1.59
	December 31, 2001 (a)	36,622	10.3013	to	10.3266	377,616	-	1.15	to	1.85	3.01	to	3.27
FCE
	December 31, 2002	3,685,145	7.6143	to	8.8861	30,076,632	1.24	1.00	to	1.85	(3.75)	to	(2.92)
	December 31, 2001	3,800,561	7.9111	to	9.1857	31,963,479	-	1.00	to	1.85	(2.88)	to	(2.03)
FCG
	December 31, 2002	11,708,342	6.5089	to	8.6679	87,260,895	0.56	1.00	to	1.85	(13.52)	to	(12.77)
	December 31, 2001	13,618,628	7.5216	to	9.9505	116,926,690	0.71	1.00	to	1.85	(17.45)	to	(16.85)
GA1
	December 31, 2002	210,153	8.8758	to	8.9612	1,874,220	2.98	1.15	to	1.85	(8.64)	to	(7.97)
	December 31, 2001 (a)	51,398	9.7382	to	9.7621	501,186	-	1.15	to	1.85	(2.62)	to	(2.38)
GAA
	December 31, 2002	4,636,581	7.7172	to	14.6922	60,754,310	3.47	1.15	to	1.85	(8.85)	to	(8.20)
	December 31, 2001	5,837,945	8.4423	to	16.0044	84,504,987	5.02	1.15	to	1.85	(10.61)	to	(9.96)
GG1
	December 31, 2002	344,004	10.5848	to	11.5577	3,969,895	-	1.15	to	2.05	5.85	to	18.91
	December 31, 2001 (a)	17,109	9.6962	to	9.7200	166,093	-	1.15	to	1.85	(3.04)	to	(2.80)
GG2
	December 31, 2002	468,329	7.6154	to	10.2750	3,713,489	0.25	1.00	to	1.85	(21.15)	to	2.75
	December 31, 2001 (a)	140,349	9.6585	to	9.6823	1,357,130	-	1.15	to	1.85	(3.41)	to	(3.18)
GGR
	December 31, 2002	13,695,036	5.2372	to	15.7288	157,722,758	0.28	1.15	to	1.85	(20.86)	to	(20.29)
	December 31, 2001	17,723,668	6.6146	to	19.7806	260,751,103	0.71	1.15	to	1.85	(21.18)	to	(20.61)
GGS
	December 31, 2002	4,610,834	11.7112	to	16.3444	64,709,568	-	1.00	to	1.85	18.39	to	19.25
	December 31, 2001	3,647,399	9.8795	to	13.7399	44,882,046	-	1.15	to	1.85	(3.96)	to	(3.11)
GSS
	December 31, 2002	50,577,174	11.8031	to	18.5247	743,720,269	4.46	1.00	to	1.85	7.77	to	8.71
	December 31, 2001	43,557,072	10.9408	to	20.2862	595,911,760	5.36	1.00	to	1.85	5.45	to	6.37
GT1
	December 31, 2002	66,336	5.5809	to	6.8170	372,982	-	1.15	to	1.85	(40.69)	to	(31.83)
	December 31, 2001 (a)	24,957	9.4099	to	9.4331	235,015	-	1.15	to	1.85	(5.90)	to	(5.67)
GT2
	December 31, 2002	575,530	9.5864	to	9.6983	5,544,326	1.70	1.00	to	1.85	(1.45)	to	(0.60)
	December 31, 2001 (a)	151,199	9.7279	to	9.7518	1,472,798	-	1.15	to	1.85	(2.72)	to	(2.48)
GTR
	December 31, 2002	5,490,465	9.0578	to	17.0082	76,987,347	1.91	1.15	to	1.85	(1.26)	to	(0.54)
	December 31, 2001	5,780,805	9.1687	to	17.1432	84,171,649	4.19	1.15	to	1.85	(7.93)	to	(7.26)
GTS
	December 31, 2002	555,343	2.4709	to	2.6057	1,390,888	-	1.15	to	1.85	(40.61)	to	(40.18)
	December 31, 2001	662,983	4.1415	to	4.3653	2,777,404	0.06	1.15	to	1.85	(42.62)	to	(42.19)
HYS
	December 31, 2002	20,985,015	9.2403	to	17.7408	257,293,833	10.19	1.00	to	1.85	0.80	to	1.67
	December 31, 2001	24,640,912	9.1623	to	17.5162	301,095,084	9.61	1.00	to	1.85	(0.14)	to	0.73

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
		Units	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
IG1
	December 31, 2002	1,265,240	$ 8.1908	to	10.2091	$10,427,953	0.64%	1.15%	to	1.85%	(14.25)%	to	2.09%
	December 31, 2001	326,874	9.4853	to	9.5087	3,104,040	-	1.15	to	1.85	(5.15)	to	(4.91)
M1A
	December 31, 2002	2,530,871	6.6917	to	10.2978	17,111,473	-	1.00	to	2.05	(34.89)	to	2.98
	December 31, 2001 (a)	744,162	10.2864	to	10.3117	7,664,202	-	1.15	to	1.85	2.86	to	3.12
M1B
	December 31, 2002	4,230,272	6.8823	to	10.2607	29,392,471	0.12	1.00	to	2.10	(29.45)	to	2.61
	December 31, 2001	1,419,642	9.7550	to	9.7807	13,864,858	-	1.10	to	1.85	(2.45)	to	(2.21)
MC1
	December 31, 2002	2,772,461	4.9917	to	10.6720	14,018,481	-	1.00	to	2.25	(48.15)	to	6.72
	December 31, 2001 (a)	723,935	9.6268	to	9.6505	6,977,776	-	1.15	to	1.85	(3.73)	to	(3.50)
MCS
	December 31, 2002	10,939,748	3.4780	to	3.6695	39,906,465	-	1.15	to	1.85	(48.14)	to	(47.76)
	December 31, 2001	10,773,649	6.6995	to	7.0246	75,425,977	0.07	1.15	to	1.85	(24.62)	to	(24.06)
MCV
	December 31, 2002 (c)	86,168	7.8310	to	10.3969	703,547	-	1.15	to	2.05	(21.69)	to	3.97
MF7
	December 31, 2002	3,399,082	10.558	to	10.9115	36,841,435	3.50	1.00	to	2.10	5.58	to	8.81
	December 31, 2001 (a)	1,039,445	10.0563	to	10.0810	10,465,489	-	1.15	to	1.85	0.56	to	0.81
MFC
	December 31, 2002	3,266,770	9.9081	to	10.6087	32,604,716	9.43	1.00	to	2.25	0.07	to	6.09
	December 31, 2001 (a)	838,150	9.8665	to	9.8907	8,280,487	-	1.15	to	1.85	(1.34)	to	(1.09)
MFD
	December 31, 2002	3,163,343	6.4212	to	10.5642	20,470,534	0.15	1.00	to	2.10	(33.81)	to	5.64
	December 31, 2001 (a)	1,178,384	9.7010	to	9.7249	11,446,860	-	1.15	to	1.85	(2.99)	to	(2.75)
MFE
	December 31, 2002	1,391,497	6.6338	to	11.0847	9,331,003	3.74	1.00	to	2.05	(25.56)	to	10.85
	December 31, 2001 (a)	605,177	8.9110	to	8.9330	5,400,088	-	1.15	to	1.85	(10.89)	to	(10.67)
MFF
	December 31, 2002	1,550,123	6.2456	to	10.4817	9,746,182	-	1.15	to	1.90	(35.57)	to	4.82
	December 31, 2001 (a)	526,836	9.6936	to	9.7174	5,113,096	-	1.15	to	1.85	(3.06)	to	(2.83)
MFJ
	December 31, 2002	13,048,289	9.0028	to	10.5361	120,728,633	2.87	1.00	to	2.30	(9.97)	to	5.36
	December 31, 2001 (a)	3,047,596	9.9469	to	9.9714	30,354,276	-	1.15	to	1.85	(0.53)	to	(0.29)
MFK
	December 31, 2002	8,558,119	10.2092	to	10.9594	93,288,471	3.90	1.00	to	2.30	2.09	to	8.34
	December 31, 2001 (a)	2,355,604	10.0990	to	10.1238	23,818,975	-	1.15	to	1.85	0.99	to	1.24
MFL
	December 31, 2002	6,235,850	7.4454	to	10.4607	46,842,065	0.95	1.00	to	2.10	(22.85)	to	4.61
	December 31, 2001 (a)	1,960,395	9.6506	to	9.6760	18,941,390	-	1.15	to	1.85	(3.49)	to	(3.26)
MI1
	December 31, 2002	253,434	8.6349	to	10.2839	2,198,379	0.97	1.15	to	1.85	(7.70)	to	2.84
	December 31, 2001 (a)	45,114	9.3555	to	9.3785	422,349	-	1.15	to	1.85	(6.45)	to	(6.21)
MII
	December 31, 2002	4,845,066	7.3979	to	11.4447	48,423,016	0.81	1.15	to	1.85	(7.68)	to	(7.01)
	December 31, 2001	5,653,736	8.0095	to	12.3381	61,526,355	1.98	1.15	to	1.85	(16.17)	to	(15.56)
MIS
	December 31, 2002	65,830,913	4.5242	to	7.8833	411,220,281	0.15	1.00	to	1.85	(29.39)	to	(28.78)
	December 31, 2001	82,854,696	6.4040	to	11.0839	733,044,616	0.11	1.00	to	1.85	(26.29)	to	(25.65)
MIT
	December 31, 2002	93,484,847	6.1232	to	21.3640	1,027,852,421	1.03	1.00	to	1.85	(22.69)	to	(22.01)
	December 31, 2001	114,934,813	7.9158	to	27.5009	1,672,347,859	0.81	1.00	to	1.85	(17.30)	to	(16.58)
MM1
	December 31, 2002	5,279,063	9.9247	to	10.0406	52,748,947	1.00	1.00	to	2.10	(0.85)	to	0.01
	December 31, 2001 (a)	2,033,294	10.0094	to	10.0340	20,484,394	0.52	1.15	to	1.85	0.09	to	0.34
MMS
	December 31, 2002	47,957,226	10.2453	to	13.4839	581,571,010	1.26	1.00	to	1.85	(55.73)	to	0.26
	December 31, 2001	53,824,814	10.2809	to	15.0699	654,496,482	3.49	1.00	to	1.85	1.85	to	2.74
MS1
	December 31, 2002	320,127	6.9685	to	10.6549	2,241,427	-	1.00	to	1.85	(27.52)	to	6.55
	December 31, 2001 (a)	78,580	9.6140	to	9.6377	756,187	-	1.15	to	1.85	(3.86)	to	(2.00)
MSS
	December 31, 2002	14,253,338	3.8027	to	16.8759	143,971,087	-	1.15	to	1.85	(77.23)	to	(26.83)
	December 31, 2001	18,605,449	5.2351	to	27.4680	262,609,717	-	1.15	to	1.85	(36.72)	to	(36.26)
MV1
	December 31, 2002	5,567,204	8.2070	to	10.4844	46,412,389	0.75	1.00	to	2.10	(17.93)	to	4.84
	December 31, 2001 (a)	1,683,747	9.7757	to	9.8015	16,478,083	-	1.10	to	1.85	(2.24)	to	(1.98)
MVS
	December 31, 2002	25,236,732	8.1828	to	11.3216	261,243,141	0.83	1.00	to	1.85	(15.18)	to	(14.44)
	December 31, 2001	23,493,630	9.6370	to	13.2508	283,811,117	0.50	1.00	to	1.85	(9.21)	to	8.42

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
		Units	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
NWD
	December 31, 2002	18,934,627	$ 5.2482	to	10.2251	$ 142,395,159	-%	1.00%	to	1.85%	(34.69)%	to	(34.13)%
	December 31, 2001	20,720,859	8.0117	to	15.5437	238,495,660	-	1.00	to	1.85	(6.88)	to	(6.20)
RE1
	December 31, 2002	998,378	7.0555	to	10.4308	7,124,245	0.39	1.10	to	2.05	(26.73)	to	4.31
	December 31, 2001 (a)	322,046	9.6300	to	9.6554	3,105,571	-	1.10	to	1.85	(3.70)	to	(3.46)
RES
	December 31, 2002	40,346,263	4.8348	to	15.7110	442,075,147	0.42	1.00	to	1.85	(26.53)	to	(25.99)
	December 31, 2001	52,722,243	6.5771	to	21.2818	797,021,574	0.03	1.15	to	1.85	(22.86)	to	(22.29)
RG1
	December 31, 2002	836,210	7.6204	to	10.4365	6,404,569	0.67	1.10	to	1.85	(23.54)	to	4.37
	December 31, 2001 (a)	317,814	9.9056	to	9.9300	3,151,992	-	1.10	to	1.85	(0.94)	to	(0.70)
RGS
	December 31, 2002	7,794,225	6.5327	to	9.7214	61,785,510	0.71	1.15	to	1.85	(22.86)	to	(22.30)
	December 31, 2001	8,941,881	8.4599	to	12.5421	92,120,442	0.43	1.15	to	1.85	(12.56)	to	(11.92)
RI1
	December 31, 2002	688,316	8.1535	to	10.1312	5,755,219	0.28	1.15	to	2.10	(13.67)	to	1.31
	December 31, 2001 (a)	269,147	9.4009	to	9.4240	2,533,532	-	1.15	to	1.85	(5.99)	to	(5.76)
RSS
	December 31, 2002	8,305,636	6.2814	to	10.9211	61,819,925	0.26	1.15	to	1.85	(13.12)	to	(12.49)
	December 31, 2001	9,379,991	7.2078	to	12.4795	79,918,982	0.83	1.15	to	1.85	(19.29)	to	(18.70)
SG1
	December 31, 2002	729,461	6.6667	to	11.1313	4,997,289	-	1.00	to	2.05	(31.44)	to	11.31
	December 31, 2001 (a)	204,017	9.7238	to	9.7478	1,985,914	-	1.15	to	1.85	(2.76)	to	(2.52)
SGS
	December 31, 2002	8,056,046	4.2359	to	5.5475	38,193,061	-	1.00	to	1.85	(31.40)	to	(30.80)
	December 31, 2001	10,790,691	6.1712	to	9.7341	73,896,639	-	1.00	to	1.85	(26.04)	to	(25.39)

SI1
	December 31, 2002	1,211,192	10.4234	to	10.6959	12,904,706	3.83	1.00	to	2.05	4.23	to	6.23
	December 31, 2001 (a)	256,166	10.0643	to	10.0890	2,581,663	-	1.15	to	1.85	0.64	to	0.89
SIS
	December 31, 2002	5,060,468	10.7476	to	11.2823	56,213,140	4.38	1.00	to	1.85	5.50	to	6.26
	December 31, 2001	4,516,487	10.1823	to	10.6172	47,304,649	3.32	1.00	to	1.85	1.43	to	17.49
SVS
	December 31, 2002 (c)	131,129	7.8014	to	10.8817	1,072,102	-	1.15	to	2.10	(21.99)	to	8.82
TE1
	December 31, 2002	292,860	5.1135	to	10.9267	1,507,781	-	1.15	to	1.85	(47.37)	to	9.27
	December 31, 2001 (a)	97,036	9.7162	to	9.7402	943,990	-	1.15	to	1.85	(2.84)	to	(2.60)
TEC
	December 31, 2002	5,811,547	2.2680	to	2.5067	14,026,934	-	1.00	to	1.85	(46.99)	to	(46.53)
	December 31, 2001	7,440,220	4.2737	to	4.6876	33,859,676	0.02	1.00	to	1.85	(40.00)	to	(39.48)
TRS
	December 31, 2002	86,032,615	9.4901	to	23.8208	1,430,271,084	3.22	1.00	to	1.85	(68.81)	to	(6.66)
	December 31, 2001	92,999,406	10.2447	to	30.7555	1,718,764,462	3.41	1.00	to	1.85	(1.36)	to	(0.64)
UTS
	December 31, 2002	22,902,575	5.4038	to	16.8792	210,814,418	3.79	1.00	to	1.85	(25.26)	to	(24.72)
	December 31, 2001	32,768,627	7.2083	to	22.4771	406,075,169	3.81	1.00	to	1.85	(25.72)	to	(25.18)
OCA
	December 31, 2002 (b)	16,503	10.8085	to	10.8398	178,514	-	1.35	to	2.05	8.09	to	8.40
OMG
	December 31, 2002 (b)	17,855	9.5579	to	10.1512	180,752	-	1.35	to	2.25	(4.42)	to	1.51
OMS
	December 31, 2002 (b)	15,242	10.0990	to	10.1304	154,060	-	1.35	to	2.10	0.99	to	1.30
PRR
	December 31, 2002 (b)	48,547	10.5171	to	10.5497	511,033	3.18	1.35	to	2.10	5.17	to	5.50
PTR
	December 31, 2002 (b)	144,063	10.3584	to	10.4113	1,494,943	3.71	1.35	to	2.25	3.58	to	4.11
SC3
	December 31, 2002 (b)	27,198	10.0602	to	10.0914	273,956	34.66	1.35	to	2.10	0.60	to	0.91

* Represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

(c) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

Independent Auditors' Report

To the Participants in Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of AIM V.I. Growth Series 2 Sub-Account, AIM V.I. Core Equity Series 2 Sub-Account, AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, AIM V.I Value Sub-Account, AIM V.I. Capital Appreciation Series 2 Sub-Account, AIM V.I. International Growth Series 2 Sub-Account, AIM V.I. Premier Equity Series 2 Sub-Account, Arnhold and S. Bleichroader First Eagle SoGen Overseas Variable Sub-Account, Alger American Growth Sub-Account, Alger American Income and Growth Sub-Account, Alger American Small Capitalization Sub-Account, Alliance VP Premier Growth Sub-Account, Alliance VP Technology Sub-Account, Alliance VP Growth and Income Sub-Account, Alliance VP Worldwide Privatization Sub-Account, Alliance VP Quasar Sub-Account, Credit Suisse Institutional Emerging Markets Sub-Account, Credit Suisse Institutional International Equity Sub-Account, Credit Suisse Institutional Global Post-Venture Capital Sub-Account, Credit Suisse Institutional Small Company Growth Sub-Account, Fidelity VIP Contrafund Sub-Account, Fidelity VIP Overseas Sub-Account, Fidelity VIP Growth Sub-Account, Franklin Templeton VIP Foreign Securities Class 2 Sub-Account, Franklin Templeton VIP Growth Securities Class 2 Sub-Account, Goldman Sachs VIT CORE Large Cap Growth Sub-Account, Goldman Sachs VIT CORE Small Cap Equity Sub-Account, Goldman Sachs VIT CORE U.S. Equity Sub-Account, Goldman Sachs VIT Growth and Income Sub-Account, Goldman Sachs VIT International Equity Sub-Account, Goldman Sachs VIT Internet Tollkeeper Sub-Account, Goldman Sachs VIT Capital Growth Sub-Account, INVESCO VIF Dynamics Sub-Account, INVESCO VIF Small Company Growth Sub-Account, J.P. Morgan Trust II U.S. Disciplined Equity Sub-Account, J.P. Morgan Trust II International Opportunities Sub-Account, J.P. Morgan Trust II Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, Lord Abbett Mid Cap Value Sub-Account, Lord Abbett International Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life New Discovery S Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Sub-Account, MFS/Sun Life High Yield S Sub-Account, MFS/Sun Life Capital Appreciation S Sub-Account, MFS/Sun Life Utilities S Sub-Account, MFS/Sun Life Emerging Growth S Sub-Account, MFS/Sun Life Total Return S Sub-Account, MFS/Sun Life Government Securities S Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Utilities Sub-Account, OCC Accumulation Equity Sub-Account, OCC Accumulation Mid Cap Sub-Account, OCC Accumulation Small Cap Sub-Account, OCC Accumulation Managed Sub-Account, PIMCO VIT Emerging Markets Bond Sub-Account, PIMCO VIT High Yield Sub-Account, PIMCO VIT Real Return Sub-Account, PIMCO VIT Total Return Sub-Account, Rydex VT Nova Sub-Account, Rydex VT OTC Sub-Account, Salomon Brothers VS Capital Sub-Account, Salomon Brothers VS Investors Sub-Account, Salomon Brothers VS Strategic Bond Sub-Account, Salomon Brothers VS Total Return Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Real Estate Sub-Account, SC Select Equity Sub-Account, SC Blue Chip Mid Cap Sub-Account, SC Investors Foundation Sub-Account, SC Davis Venture Value Sub-Account, SC Davis Financial Sub-Account, SC Value Equity Sub-Account, SC Value Mid Cap Sub-Account, SC Value Small Cap Sub-Account, SC Value Managed Sub-Account, SC INVESCO Technology Sub-Account, SC INVESCO Telecommunications Sub-Account, SC INVESCO Health Sciences Sub-Account, SC INVESCO Energy Sub-Account, SC Neuberger Berman Mid Cap Growth Sub-Account, SC Neuberger Berman Mid Cap Value Sub-Account, SC Alger Growth Sub-Account, SC Alger Income & Growth Sub-Account, SC Alger Small Capitalization Sub-Account, Sun Capital All Cap Sub-Account, of Sun Life of Canada (U.S.) Variable Account F, (the ''Sub-Accounts'') as of December 31, 2002, the related statements of operations for the year then ended and the statements of changes in net assets for the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believed that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2002, the results of their operations for the year then ended and the changes in their net assets for the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2003

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002

Assets:
Investments in:
AIM Variable Insurance Fund, Inc.	Shares	Cost	Value
V.I. Growth Fund Series 2 (AG2)	6,471	$76,636	$72,925
V.I. Core Equity Fund Series 2 (AG3)	6,133	106,844	103,888
V.I. Capital Appreciation Fund (AI1)	1,614,044	41,976,179	26,518,750
V.I. Growth Fund (AI2)	3,017,722	52,510,756	34,100,265
V.I. Growth and Income Fund (AI3)	2,125,315	54,125,398	36,109,101
V.I. International Equity Fund (AI4)	2,039,908	31,460,103	25,478,456
V.I. Value Fund (AI5)	308,948	6,491,122	5,011,133
V.I. Capital Appreciation Fund Series 2 (AI7)	7,176	121,959	117,551
V.I. International Growth Fund Series 2 (AI8)	2,763	33,185	34,395
V.I. Premier Equity Fund Series 2 (AI9)	1,114	18,871	18,018
Arnhold and S. Bleichroader Advisers, Inc.
First Eagle SoGen Overseas Variable Fund (SGI)	2,976,390	40,651,748	44,526,796
The Alger American Fund
Growth Portfolio (AL1)	1,846,858	83,164,775	45,488,122
Income and Growth Portfolio (AL2)	4,263,761	51,167,868	30,869,631
Small Capitalization Portfolio (AL3)	602,180	11,925,303	7,352,617
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund (AN1)	358,665	7,911,104	6,201,326
Technology Fund (AN2)	144,312	2,027,140	1,440,238
Growth and Income Fund (AN3)	1,669,957	33,046,890	27,537,588
Worldwide Privatization Fund (AN4)	205,639	2,435,043	2,358,677
Quasar Fund (AN5)	71,365	567,093	483,853
Credit Suisse Institutional
Emerging Markets Portfolio (CS1)	131,179	1,462,768	975,973
International Equity Portfolio (CS2)	76,147	939,756	508,665
Global Post-Venture Capital Portfolio (CS3)	44,067	692,431	282,030
Small Company Growth Portfolio (CS4)	112,504	1,302,903	1,045,159
Fidelity Variable Insurance Products Funds
VIP Contrafund (FL1)	669,422	12,693,924	12,016,131
VIP Overseas Fund (FL2)	538,791	6,158,166	5,872,825
VIP Growth Fund (FL3)	1,310,676	37,023,973	30,420,785
Franklin Templeton Variable Insurance Products Trust
Growth Securities Fund Class 2 (FTG)	2,868	25,097	24,668
Foreign Securities Fund Class 2 (FTI)	60,725	585,554	572,025
Goldman Sachs Variable Insurance Trust
VIT CORE Large Cap Growth Fund (GS1)	-	-	-
VIT CORE Small Cap Equity Fund (GS2)	534,462	5,614,385	4,911,703
VIT CORE US Equity Fund (GS3)	1,667,118	19,628,844	14,153,831
VIT Growth and Income Fund (GS4)	660,321	6,719,291	5,375,016
VIT International Equity Fund (GS5)	929,498	10,142,403	6,738,859
VIT Internet Tollkeeper Fund (GS6)	-	-	-
VIT Capital Growth Fund (GS7)	251,108	2,301,088	1,951,108
INVESCO Variable Investment Funds, Inc.
Dynamics Fund (IV1)	250,042	2,572,323	2,135,358
Small Company Growth Fund (IV2)	135,535	1,700,049	1,374,325
J.P. Morgan Series Trust II
U.S. Disciplined Equity Portfolio (JP1)	1,128,237	17,061,075	11,101,854
International Opportunities Portfolio (JP2)	621,327	6,637,177	4,473,552
Small Company Portfolio (JP3)	427,422	5,913,877	4,419,549
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio (LA1)	6,184,362	139,064,113	116,451,533
Mid Cap Value (LA2)	3,232,116	47,856,389	44,797,132
International Portfolio (LA3)	200,272	1,161,486	1,021,388
MFS/Sun Life Series Trust
Capital Appreciation Series (CAS)	914,912	23,077,008	12,333,011
Emerging Growth Series (EGS)	2,255,008	42,552,191	23,700,136
Government Securities Series (GSS)	5,463,275	72,658,944	75,666,364
High Yield Series (HYS)	3,678,537	25,122,652	24,131,202

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002 - continued

MFS/Sun Life Series Trust - continued	Shares	Cost	Value
New Discovery S Class (M1A)	1,852,171	$19,123,900	$17,299,281
Massachusetts Investors Growth Stock S Class (M1B)	1,092,737	9,486,274	7,605,453
High Yield S Class (MFC)	1,815,888	11,480,967	11,857,747
Capital Appreciation S Class (MFD)	84,392	1,456,244	1,134,232
Utilities S Class (MFE)	370,202	4,006,028	3,420,667
Emerging Growth S Class (MFF)	118,754	1,574,030	1,243,360
Total Return S Class (MFJ)	1,948,261	33,039,801	30,879,937
Government Securities S Class (MFK)	2,696,578	36,150,907	37,239,740
Massachusetts Investors Trust S Class (MFL)	235,165	5,851,398	4,924,354
Massachusetts Investors Growth Stock Series (MIS)	4,452,022	51,793,166	31,030,595
Massachusetts Investors Trust Series (MIT)	1,169,738	35,610,591	24,576,204
Money Market (MMS)	5,650,249	5,650,249	5,650,249
New Discovery Series (NWD)	3,378,612	38,919,224	31,691,379
Total Return Series (TRS)	3,010,596	52,621,903	47,868,482
Utilities Series (UTS)	2,498,245	39,302,857	23,183,715
OCC Accumulation Trust
Equity Portfolio (OP1)	221,467	7,437,283	5,676,209
Mid Cap Portfolio (OP2)	710,524	9,399,084	8,618,651
Small Cap Portfolio (OP3)	170,176	4,901,402	3,662,197
Managed Portfolio (OP4)	56,761	2,234,156	1,860,060
PIMCO Variable Insurance Trust
High Yield Portfolio (PHY)	4,175,588	28,069,589	29,938,965
Emerging Markets Bond Portfolio (PMB)	2,728,402	28,502,267	31,322,058
Real Return Portfolio (PRR)	139,505	1,620,993	1,660,108
Total Return Portfolio (PTR)	4,166,294	42,277,418	42,621,187
Rydex Variable Trust
Nova Fund (RX1)	180,985	987,568	937,500
OTC Fund (RX2)	100,074	1,035,242	905,669
Salomon Brothers Variable Series Funds, Inc.
Capital Fund (SB1)	50,545	742,253	569,133
Investors Fund (SB2)	41,757	542,608	405,465
Strategic Bond Fund (SB3)	322,020	3,255,644	3,345,792
Total Return Fund (SB4)	285,455	2,985,035	2,720,389
Sun Capital Advisers Trust
Sun Capital Money Market Fund (SC1)	143,095,823	143,095,823	143,095,823
Sun Capital Investment Grade Bond Fund (SC2)	6,649,756	63,496,859	64,037,148
Sun Capital Real Estate Fund (SC3)	3,817,035	45,905,632	42,369,085
SC Select Equity Fund (SC4)	883,532	7,433,551	5,840,146
SC Blue Chip Mid Cap Fund (SC5)	4,479,127	56,733,483	51,375,585
SC Investors Foundation Fund (SC6)	537,755	4,607,210	3,586,825
SC Davis Venture Value Fund (SC7)	4,327,881	36,472,410	31,680,089
SC Davis Financial Fund (SC8)	713,659	7,003,396	6,094,649
SC Value Equity Fund (SC9)	450,914	4,454,870	3,390,873
SC Value Mid Cap Fund (SCA)	1,270,186	12,976,882	13,108,321
SC Value Small Cap Fund (SCB)	4,309,071	46,526,146	42,832,167
SC Value Managed Fund ( SCC)	315,821	3,103,563	2,580,261
SC INVESCO Technology Fund (SCD)	-	-	-
SC INVESCO Telecommunications Fund (SCE)	2	5	-
SC INVESCO Health Sciences Fund (SCF)	-	2	-
SC INVESCO Energy Fund (SCG)	-	4	-
SC Neuberger Berman Mid Cap Value Fund (SCH)	543,422	5,194,259	4,841,894
SC Neuberger Berman Mid Cap Growth Fund (SCI)	455,304	3,456,636	2,818,332
SC Alger Growth Fund (SCJ)	797,924	6,100,874	5,681,218
SC Alger Income & Growth Fund (SCK)	601,097	4,670,651	4,424,076
SC Alger Small Capitalization Fund (SCL)	283,997	2,163,952	2,161,213
Sun Capital All Cap Fund (SCM)	18,069	132,026	136,243

		$1,844,072,199	1,544,180,238
Liability:
Payable to sponsor			(85,864)
Net assets			$1,544,094,374

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002 - continued

	Applicable to Owners of		Reserve for
Net Assets Applicable Contract Owners:	Deferred Variable Annuity Contracts		Variable
Consoldated Futurity Contracts:	Units	Value	Annuities	Total
AIM Variable Insurance Fund, Inc.
AG2	9,933	$ 72,925	$ -	$ 72,925
AG3	11,314	103,888	-	103,888
AI1	4,517,822	26,486,380	30,144	26,516,524
AI2	8,105,745	34,024,118	72,067	34,096,185
AI3	5,737,435	35,989,088	119,655	36,108,743
AI4	4,224,313	25,418,898	56,059	25,474,957
AI5	824,629	5,011,133	-	5,011,133
AI7	14,094	117,551	-	117,551
AI8	4,093	34,395	-	34,395
AI9	2,289	18,018	-	18,018
Arnhold and S. Bleichroader Advisers, Inc.
SG1	3,996,990	44,526,797	-	44,526,797
The Alger American Fund
AL1	8,205,394	45,388,641	97,279	45,485,920
AL2	4,500,052	30,707,619	150,764	30,858,383
AL3	1,566,452	7,326,736	24,835	7,351,571
Alliance Variable Products Series Fund, Inc.
AN1	1,052,237	6,201,326	-	6,201,326
AN2	304,747	1,440,238	-	1,440,238
AN3	3,865,669	27,508,188	28,150	27,536,338
AN4	287,342	2,331,665	32,089	2,363,754
AN5	75,132	483,853	-	483,853
Credit Suisse Institutional Fund, Inc.
CS1	107,756	960,829	14,372	975,201
CS2	76,619	508,044	592	508,636
CS3	43,870	271,499	9,173	280,672
CS4	139,231	1,042,956	2,060	1,045,016
Fidelity Variable Insurance Products Funds
FL1	1,422,859	12,015,746	28,053	12,043,799
FL2	923,348	5,872,825	-	5,872,825
FL3	5,065,258	30,402,712	18,174	30,420,886
Franklin Templeton Variable Insurance Products Trust
FTG	2,357	24,668	-	24,668
FTI	54,719	572,025	-	572,025
Goldman Sachs Variable Insurance Trust
GS1	-	-	-	-
GS2	505,836	4,864,488	44,822	4,909,310
GS3	1,993,373	14,074,233	76,684	14,150,917
GS4	703,658	5,360,480	14,592	5,375,072
GS5	1,048,203	6,710,504	27,337	6,737,841
GS6	-	-	-	-
GS7	294,424	1,951,108	-	1,951,108
INVESCO Variable Investment Funds, Inc.
IV1	393,726	2,135,358	-	2,135,358
IV2	227,469	1,374,325	-	1,374,325
J.P. Morgan Series Trust II
JP1	1,646,234	11,019,004	80,922	11,099,926
JP2	691,691	4,459,173	13,327	4,472,500
JP3	565,247	4,388,064	30,683	4,418,747
Lord Abbett Series Fund, Inc.
LA1	12,899,028	116,305,243	145,182	116,450,425
LA2	4,868,436	44,732,325	64,999	44,797,324
LA3	158,181	1,021,388	-	1,021,388
MFS/Sun Life Series Trust
CAS	2,385,864	12,294,335	36,630	12,330,965
EGS	4,741,685	23,602,706	92,114	23,694,820
GSS	6,101,434	75,573,816	86,691	75,660,507

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002 - continued

	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
MFS/Sun Life Series Trust - continued
HYS	2,506,679	$ 24,023,858	$ 103,209	$ 24,127,067
M1A	2,563,610	17,299,131	149	17,299,280
M1B	1,096,685	7,605,453	-	7,605,453
MFC	1,187,722	11,836,857	20,766	11,857,623
MFD	175,129	1,134,232	-	1,134,232
MFE	510,083	3,420,493	172	3,420,665
MFF	196,254	1,243,360	-	1,243,360
MFJ	3,318,943	30,695,998	182,559	30,878,557
MFK	3,416,760	37,239,740	-	37,239,740
MFL	656,869	4,924,354	-	4,924,354
MIS	5,812,738	30,953,849	77,781	31,031,630
MIT	3,718,258	24,449,985	113,918	24,563,903
MMS	496,876	5,650,249	-	5,650,249
NWD	4,545,469	31,688,539	2,643	31,691,182
TRS	4,565,050	47,783,949	80,760	47,864,709
UTS	3,365,478	22,994,273	182,570	23,176,843
OCC Accumulation Trust
OP1	687,993	5,657,881	17,861	5,675,742
OP2	579,459	8,571,598	44,008	8,615,606
OP3	330,269	3,633,081	27,188	3,660,269
OP4	206,097	1,860,060	-	1,860,060
PIMCO Variable Insurance Trust
PHY	2,764,653	29,938,965	-	29,938,965
PMB	2,694,865	31,322,058	-	31,322,058
PRR	161,628	1,629,488	30,793	1,660,281
PTR	4,171,216	42,601,121	20,180	42,621,301
Rydex Variable Trust
RX1	178,307	937,500	-	937,500
RX2	184,922	905,669	-	905,669
Salomon Brothers Variable Series Funds, Inc.
SB1	50,322	569,133	-	569,133
SB2	44,173	405,465	-	405,465
SB3	266,350	3,312,936	30,655	3,343,591
SB4	280,674	2,706,892	12,646	2,719,538
Sun Capital Advisers Trust
SC1	13,525,823	142,901,532	187,108	143,088,640
SC2	5,494,856	63,796,460	226,116	64,022,576
SC3	3,241,508	42,326,541	41,845	42,368,386
SC4	1,023,813	5,838,591	1,311	5,839,902
SC5	5,545,133	51,303,238	64,993	51,368,231
SC6	557,939	3,578,477	7,951	3,586,428
SC7	4,409,222	31,597,397	81,366	31,678,763
SC8	734,726	6,074,986	19,143	6,094,129
SC9	449,981	3,390,869	-	3,390,869
SCA	1,323,897	13,075,573	33,343	13,108,916
SCB	4,469,212	42,800,106	32,598	42,832,704
SCC	324,332	2,580,261	-	2,580,261
SCD	-	-	-	-
SCE	-	-	-	-
SCF	-	-	-	-
SCG	-	-	-	-
SCH	550,836	4,813,734	28,968	4,842,702
SCI	461,060	2,818,332	-	2,818,332
SCJ	760,555	5,681,218	-	5,681,218
SCK	568,391	4,424,076	-	4,424,076
SCL	282,059	2,161,213	-	2,161,213
SCM	18,231	136,243	-	136,243

		$ 1,541,024,325	$ 3,070,049	$ 1,544,094,374

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002

	AG2 Sub- Account	AG3 Sub- Account	AI1 Sub- Account	AI2 Sub- Account	AI3 Sub- Account	AI4 Sub- Account
Income and expenses:
Dividend income	$-	$223	$-	$-	$135,562	$174,509
Mortality and expense risk charges	(137)	(395)	(456,996)	(494,605)	(594,176)	(641,787)
Distribution expense charges	(16)	(47)	(54,839)	(59,353)	(71,301)	(77,014)
Net investment income (loss)	$(153)	$(219)	$(511,835)	$(553,958)	$(529,915)	$(544,292)

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(22)	$(61)	$(14,113,204)	$(20,257,517)	$(10,251,685)	$(20,227,544)
Realized gain distribution	-	-	-	-	-	-
Net realized gains (losses)	$(22)	$(61)	$(14,113,204)	$(20,257,517)	$(10,251,685)	$(20,227,544)

Net unrealized appreciation (depreciation) on investments:
End of year	$(3,711)	$(2,956)	$(15,457,429)	$(18,410,491)	$(18,016,297)	$(5,981,647)
Beginning of year	-	-	(19,289,829)	(23,256,803)	(19,963,976)	(16,287,879)
Change in unrealized appreciation (depreciation)	$(3,711)	$(2,956)	$3,832,400	$4,846,312	$1,947,679	$10,306,232

Realized and unrealized gains (losses)	$(3,733)	$(3,017)	$(10,280,804)	$(15,411,205)	$(8,304,006)	$(9,921,312)
Increase (Decrease) in net assets from operations	$(3,886)	$(3,236)	$(10,792,639)	$(15,965,163)	$(8,833,921)	$(10,465,604)

	AI5 Sub- Account	AI7 Sub- Account	AI8 Sub- Account	AI9 Sub- Account	SGI Sub- Account	AL1 Sub- Account
Income and expenses:
Dividend income	$20,404	$-	$281	$69	$113,708	$27,813
Mortality and expense risk charges	(69,126)	(246)	(1,498)	(88)	(125,722)	(850,269)
Distribution expense charges	(8,295)	(29)	(180)	(11)	(15,087)	(102,032)
Net investment income (loss)	$(57,017)	$(275)	$(1,397)	$(30)	$(27,101)	$(924,488)

Realzed and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(535,310)	$(23)	$(50,508)	$(1,933)	$94,995	$(20,570,282)
Realized gain distribution	-	-	-	-	625,393	-
Net realized gains (losses)	$(535,310)	$(23)	$(50,508)	$(1,933)	$720,388	$(20,570,282)

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,479,989)	$(4,408)	$1,210	$(853)	$3,875,048	$(37,676,653)
Beginning of year	(36,876)	-	-	-	-	(30,743,804)
Change in unrealized appreciation (depreciation)	$(1,443,113)	$(4,408)	$1,210	$(853)	$3,875,048	$(6,932,849)

Realized and unrealized gains (losses)	$(1,978,423)	$(4,431)	$(49,298)	$(2,786)	$4,595,436	$(27,503,131)
Increase (Decrease) in net assets from operations	$(2,035,440)	$(4,706)	$(50,695)	$(2,816)	$4,568,335	$(28,427,619)

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
	AL2 Sub- Account	AL3 Sub- Account	AN1 Sub- Account	AN2 Sub- Account	AN3 Sub- Account	AN4 Sub- Account
Income and expenses:
Dividend income	$300,031	$-	$-	$-	$142,890	$29,213)
Mortality and expense risk charges	(579,839)	(130,734)	(81,587)	(19,167)	(326,452)	(17,477)
Distribution expense charges	(69,581)	(15,688)	(9,790)	(2,300)	(39,174)	(2,097)
Net investment income (loss)	$(349,389)	$(146,422)	$(91,377)	$(21,467)	$(222,736)	$9,639

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(11,535,235)	$(3,099,156)	$(577,551)	$(229,950)	$(1,884,559)	$(94,121)
Realized gain distribution	-	-	-	-	878,358	-
Net realized gains (losses)	$(11,535,235)	$(3,099,156)	$(577,551)	$(229,950)	$(1,006,201)	$(94,121)

Net unrealized appreciation (depreciation) on investments:
End of year	$(20,298,237)	$(4,572,686)	$(1,709,778)	$(586,902)	$(5,509,302)	$(76,366)
Beginning of year	(13,957,724)	(4,363,389)	56,136	16,860	342,231	7,209
Change in unrealized appreciation (depreciation)	$(6,340,513)	$(209,297)	$(1,765,914)	$(603,762)	$(5,851,533)	$(83,575)

Realized and unrealized gains (losses)	$(17,875,748)	$(3,308,453)	$(2,343,465)	$(833,712)	$(6,857,734)	$(177,696)
Increase (Decrease) in net assets from operations	$(18,225,137)	$(3,454,875)	$(2,434,842)	$(855,179)	$(7,080,470)	$(168,057)

	AN5 Sub- Account	CS1 Sub- Account	CS2 Sub- Account	CS3 Sub- Account	CS4 Sub- Account	FL1 Sub- Account
Income and expenses:
Dividend income	$-	$2,086	$-	$-	$-	$26,967
Mortality and expense risk charges	(15,557)	(14,744)	(8,651)	(4,976)	(21,481)	(96,973)
Distribution expense charges	(1,867)	(1,769)	(1,038)	(597)	(2,578)	(11,637)
Net investment income (loss)	$(17,424)	$(14,427)	$(9,689)	$(5,573)	$(24,059)	$(81,643)

Realzed and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(714,116)	$(233,550)	$(327,627)	$(168,636)	$(665,130)	$(181,390)
Realized gain distribution	-	-	-	-	-	-
Net realized gains (losses)	$(714,116)	$(233,550)	$(327,627)	$(168,636)	$(665,130)	$(181,390)

Net unrealized appreciation (depreciation) on investments:
End of year	$(83,240)	$(486,795)	$(431,091)	$(410,401)	$(257,744)	$(677,793)
Beginning of year	(226,228)	(589,429)	(613,154)	(413,135)	(92,023)	67,947
Change in unrealized appreciation (depreciation)	$142,988	$102,634	$182,063	$2,734	$(165,721)	$(745,740)

Realized and unrealized gains (losses)	$(571,128)	$(130,916)	$(145,564)	$(165,902)	$(830,851)	$(927,130)
Increase (Decrease) in net assets from operations	$(588,552)	$(145,343)	$(155,253)	$(171,475)	$(854,910)	$(1,008,773)

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
	FL2 Sub- Account	FL3 Sub- Account	FTG Sub- Account	FTI Sub- Account	GS1 Sub- Account	GS2 Sub- Account
Income and expenses:
Dividend income	$188,312	$42,552	$-	$-	$-	$14,872
Mortality and expense risk charges	(334,150)	(484,287)	(20)	(824)	(89,658)	(81,430)
Distribution expense charges	(40,098)	(58,114)	(2)	(99)	(10,759)	(9,772)
Net investment income (loss)	$(185,936)	$(499,849)	$(22)	$(923)	$(100,417)	$(76,330)

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(9,388,850)	$(9,566,138)	$19	$102	$(11,680,900)	$(31,644)
Realized gain distribution	-	-	-	-	-	-
Net realized gains (losses)	$(9,388,850)	$(9,566,138)	$19	$102	$(11,680,900)	$(31,644)

Net unrealized appreciation (depreciation) on investments:
End of year	$(285,341)	$(6,603,188)	$(429)	$(13,529)	$-	$(702,682)
Beginning of year	87,436	104,360	-	-	(9,594,975)	315,724
Change in unrealized appreciation (depreciation)	$(372,777)	$(6,707,548)	$(429)	$(13,529)	$9,594,975	$(1,018,406)

Realized and unrealized gains (losses)	$(9,761,627)	$(16,273,686)	$(410)	$(13,427)	$(2,085,925)	$(1,050,050)
Increase (Decrease) in net assets from operations	$(9,947,563)	$(16,773,535)	$(432)	$(14,350)	$(2,186,342)	$(1,126,380)

	GS3 Sub- Account	GS4 Sub- Account	GS5 Sub- Account	GS6 Sub- Account	GS7 Sub- Account	IV1 Sub- Account
Income and expenses:
Dividend income	$92,425	$87,622	$83,238	$-	$4,145	$-
Mortality and expense risk charges	(213,037)	(83,636)	(108,129)	(1,507)	(20,501)	(22,849)
Distribution expense charges	(25,564)	(10,036)	(12,976)	(181)	(2,460)	(2,742)
Net investment income (loss)	$(146,176)	$(6,050)	$(37,867)	$(1,688)	$(18,816)	$(25,591)

Realzed and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(2,239,211)	$(533,536)	$(1,804,739)	$(68,311)	$(86,049)	$(266,168)
Realized gain distribution	-	-	-	-	-	-
Net realized gains (losses)	$(2,239,211)	$(533,536)	$(1,804,739)	$(68,311)	$(86,049)	$(266,168)

Net unrealized appreciation (depreciation) on investments:
End of year	$(5,475,013)	$(1,344,275)	$(3,403,544)	$-	$(349,980)	$(436,965)
Beginning of year	(3,312,092)	(967,639)	(3,367,882)	3,771	(3,286)	43,710
Change in unrealized appreciation (depreciation)	$(2,162,921)	$(376,636)	$(35,662)	$(3,771)	$(346,694)	$(480,675)

Realized and unrealized gains (losses)	$(4,402,132)	$(910,172)	$(1,840,401)	$(72,082)	$(432,743)	$(746,843)
Increase (Decrease) in net assets from operations	$(4,548,308)	$(916,222)	$(1,878,268)	$(73,770)	$(451,559)	$(772,434)

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
	IV2 Sub- Account	JP1 Sub- Account	JP2 Sub- Account	JP3 Sub- Account	LA1 Sub- Account	LA2 Sub- Account
Income and expenses:
Dividend income	$-	$7,480	$29,291	$12,222	$689,194	$252,660
Mortality and expense risk charges	(18,511)	(189,708)	(76,229)	(74,733)	(1,742,538)	(480,572)
Distribution expense charges	(2,221)	(22,765)	(9,147)	(8,968)	(209,105)	(57,669)
Net investment income (loss)	$(20,732)	$(204,993)	$(56,085)	$(71,479)	$(1,262,449)	$(285,581)

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(178,760)	$(2,568,239)	$(1,139,542)	$(537,148)	$(9,973,743)	$(531,610)
Realized gain distribution	-	-	-	-	15,411	-
Net realized gains (losses)	$(178,760)	$(2,568,239)	$(1,139,542)	$(537,148)	$(9,958,332)	$(531,610)

Net unrealized appreciation (depreciation) on investments:
End of year	$(325,724)	$(5,959,221)	$(2,163,625)	$(1,494,328)	$(22,612,580)	$(3,059,257)
Beginning of year	33,775	(4,204,793)	(2,067,752)	(613,618)	(840,914)	729,007
Change in unrealized appreciation (depreciation)	$(359,499)	$(1,754,428)	$(95,873)	$(880,710)	$(21,771,666)	$(3,788,264)

Realized and unrealized gains (losses)	$(538,259)	$(4,322,667)	$(1,235,415)	$(1,417,858)	$(31,729,998)	$(4,319,874)
Increase (Decrease) in net assets from operations	$(558,991)	$(4,527,660)	$(1,291,500)	$(1,489,337)	$(32,992,447)	$(4,605,455)

	LA3 Sub- Account	CAS Sub- Account	EGS Sub- Account	GSS Sub- Account	HYS Sub- Account	M1A Sub- Account
Income and expenses:
Dividend income	$9,516	$33,312	$-	$2,556,633	$4,232,519	$-
Mortality and expense risk charges	(9,837)	(232,857)	(466,820)	(782,028)	(474,933)	(107,996)
Distribution expense charges	(1,180)	(27,943)	(56,019)	(93,843)	(56,992)	(12,960)
Net investment income (loss)	$(1,501)	$(227,488)	$(522,839)	$1,680,762	$3,700,594	$(120,956)

Realzed and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(36,117)	$(13,917,750)	$(26,523,794)	$1,046,022	$(6,315,314)	$(231,333)
Realized gain distribution	-	-	-	-	-	-
Net realized gains (losses)	$(36,117)	$(13,917,750)	$(26,523,794)	$1,046,022	$(6,315,314)	$(231,333)

Net unrealized appreciation (depreciation) on investments:
End of year	$(140,098)	$(10,743,997)	$(18,852,055)	$3,007,420	$(991,450)	$(1,824,619)
Beginning of year	(3,026)	(16,711,126)	(28,422,551)	979,569	(3,320,165)	228,510
Change in unrealized appreciation (depreciation)	$(137,072)	$5,967,129	$9,570,496	$2,027,851	$2,328,715	$(2,053,129)

Realized and unrealized gains (losses)	$(173,189)	$(7,950,621)	$(16,953,298)	$3,073,873	$(3,986,599)	$(2,284,462)
Increase (Decrease) in net assets from operations	$(174,690)	$(8,178,109)	$(17,476,137)	$4,754,635	$(286,005)	$(2,405,418)

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
	MIB Sub- Account	MFC Sub- Account	MFD Sub- Account	MFE Sub- Account	MFF Sub- Account	MFJ Sub- Account
Income and expenses:
Dividend income	$8,274	$1,168,073	$1,794	$139,805	$-	$607,795
Mortality and expense risk charges	(87,411)	(157,516)	(14,517)	(44,852)	(15,742)	(285,768)
Distribution expense charges	(10,489)	(18,902)	(1,742)	(5,382)	(1,889)	(34,292)
Net investment income (loss)	$(89,626)	$991,655	$(14,465)	$89,571	$(17,631)	$287,735

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(253,264)	$(1,502,594)	$(110,222)	$(556,741)	$(161,275)	$(500,955)
Realized gain distribution	-	-	-	-	-	630,443
Net realized gains (losses)	$(253,264)	$(1,502,594)	$(110,222)	$(556,741)	$(161,275)	$129,488

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,880,821)	$376,780	$(322,012)	$(585,361)	$(330,670)	$(2,159,864)
Beginning of year	137,455	48,150	32,632	10,354	35,101	212,888
Change in unrealized appreciation (depreciation)	$(2,018,276)	$328,630	$(354,644)	$(595,715)	$(365,771)	$(2,372,752)

Realized and unrealized gains (losses)	$(2,271,540)	$(1,173,964)	$(464,866)	$(1,152,456)	$(527,046)	$(2,243,264)
Increase (Decrease) in net assets from operations	$(2,361,166)	$(182,309)	$(479,331)	$(1,062,885)	$(544,677)	$(1,955,529)

	MFK Sub- Account	MFL Sub- Account	MIS Sub- Account	MIT Sub- Account	MMS Sub- Account	NWD Sub- Account
Income and expenses:
Dividend income	$731,966	$40,478	$62,657	$340,094	$81,194	$-
Mortality and expense risk charges	(275,223)	(55,271)	(551,881)	(418,369)	(79,413)	(369,902)
Distribution expense charges	(33,027)	(6,633)	(66,226)	(50,204)	(9,530)	(44,388)
Net investment income (loss)	$423,716	$(21,426)	$(555,450)	$(128,479)	$(7,749)	$(414,290)

Realzed and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$107,010	$(119,219)	$(14,895,496)	$(5,784,582)	$-	$(4,769,173)
Realized gain distribution	-	-	-	-	-	-
Net realized gains (losses)	$107,010	$(119,219)	$(14,895,496)	$(5,784,582)	$-	$(4,769,173)

Net unrealized appreciation (depreciation) on investments:
End of year	$1,088,833	$(927,044)	$(20,762,571)	$(11,034,387)	$-	$(7,227,845)
Beginning of year	(27,168)	64,437	(20,687,760)	(8,400,282)	-	(1,423,676)
Change in unrealized appreciation (depreciation)	$1,116,001	$(991,481)	$(74,811)	$(2,634,105)	$-	$(5,804,169)

Realized and unrealized gains (losses)	$1,223,011	$(1,110,700)	$(14,970,307)	$(8,418,687)	$-	$(10,573,342)
Increase (Decrease) in net assets from operations	$1,646,727	$(1,132,126)	$(15,525,757)	$(8,547,166)	$(7,749)	$(10,987,632)

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
	TRS Sub- Account	UTS Sub- Account	OP1 Sub- Account	OP2 Sub- Account	OP3 Sub- Account	OP4 Sub- Account
Income and expenses:
Dividend income	$1,558,563	$1,220,436	$83,133	$-	$4,961	$58,318
Mortality and expense risk charges	(637,280)	(404,592)	(102,572)	(150,830)	(78,870)	(33,773)
Distribution expense charges	(76,474)	(48,551)	(12,309)	(18,100)	(9,464)	(4,053)
Net investment income (loss)	$844,809	$767,293	$(31,748)	$(168,930)	$(83,373)	$20,492

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(2,633,523)	$(13,644,842)	$(663,846)	$(78,798)	$(566,139)	$(215,549)
Realized gain distributions	1,609,429	-	74,199	254,971	1,076,818	-
Net realized gains (losses)	$(1,024,094)	$(13,644,842)	$(589,647)	$176,173	$510,679	$(215,549)

Net unrealized appreciation (depreciation) on investments:
End of year	$(4,753,421)	$(16,119,142)	$(1,761,074)	$(780,433)	$(1,239,205)	$(374,096)
Beginning of year	(1,103,596)	(17,927,375)	(217,662)	573,762	729,690	(31,262)
Change in unrealized appreciation (depreciation)	$(3,649,825)	$1,853,233	$(1,543,412)	$(1,354,195)	$(1,968,895)	$(342,834)

Realized and unrealized gains (losses)	$(4,673,919)	$(11,791,609)	$(2,133,059)	$(1,178,022)	$(1,458,216)	$(558,383)
Increase (Decrease) in net assets from operations	$(3,829,110)	$(11,024,316)	$(2,164,807)	$(1,346,952)	$(1,541,589)	$(537,891)

	PHY Sub- Account	PMB Sub- Account	PRR Sub- Account	PTR Sub- Account	RX1 Sub- Account	RX2 Sub- Account
Income and expenses:
Dividend income	$536,983	$438,887	$6,037	$186,773	$14,632	$-
Mortality and expense risk charges	(83,034)	(88,809)	(2,080)	(61,674)	(5,706)	(16,975)
Distribution expense charges	(9,964)	(10,657)	(250)	(7,401)	(685)	(2,037)
Net investment income (loss)	$443,985	$339,421	$3,707	$117,698	$8,241	$(19,012)

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$20,814	$78,162	$(127)	$(1,222)	$(229,567)	$(758,725)
Realized gain distributions	-	-	2,452	193,741	-	-
Net realized gains (losses)	$20,814	$78,162	$2,325	$192,519	$(229,567)	$(758,725)

Net unrealized appreciation (depreciation) on investments:
End of year	$1,869,376	$2,819,791	$39,115	$343,769	$(50,068)	$(129,573)
Beginning of year	-	-	-	-	7,255	(53,260)
Change in unrealized appreciation (depreciation)	$1,869,376	$2,819,791	$39,115	$343,769	$(57,323)	$(76,313)

Realized and unrealized gains (losses)	$1,890,190	$2,897,953	$41,440	$536,288	$(286,890)	$(835,038)
Increase (Decrease) in net assets from operations	$2,334,175	$3,237,374	$45,147	$653,986	$(278,649)	$(854,050)

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

SB1 Sub- Account		SB2 Sub- Account	SB3 Sub- Account	SB4 Sub- Account	SC1 Sub- Account		SC2 Sub- Account
Income and expenses:
Dividend income	$2,812	$5,399	$167,528	$41,649		$1,410,329	$5,371,677
Mortality and expense risk charges	(9,662)	(6,069)	(45,525)	(41,118)		(1,638,334)	(1,253,982)
Distribution expense charges	(1,159)	(728)	(5,463)	(4,934)		(196,600)	(150,478)
Net investment income (loss)	$(8,009)	$(1,398)	$116,540	$(4,403)		$(424,605)	$3,967,217

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(23,728)	$(7,978)	$58,790	$(97,970)		$-	$(809,059)
Realized gain distributions	-	-	-	-		-	-
Net realized gains (losses)	$(23,728)	$(7,978)	$58,790	$(97,970)	$		$(809,059)

Net unrealized appreciation (depreciation) on investments:
End of year	$(173,120)	$(137,143)	$90,148	$(264,646)		$-	$540,289
Beginning of year	39,904	(8,410)	16,703	(78,415)		-	304,709
Change in unrealized appreciation (depreciation)	$(213,024)	$(128,733)	$73,445	$(186,231)		$-	$235,580

Realized and unrealized gains (losses)	$(236,752)	$(136,711)	$132,235	$(284,201)		$-	$(573,479)
Increase (Decrease) in net assets from operations	$(246,761)	$(138,109)	$248,775	$(288,604)		$(424,605)	$3,393,738

	SC3 Sub- Account	SC4 Sub- Account	SC5 Sub- Account	SC6 Sub- Account	SC7 Sub- Account		SC8 Sub- Account
Income and expenses:
Dividend income	$1,778,116	$10,114	$-	$18,799		$1,135	$10,936
Mortality and expense risk charges	(384,301)	(92,534)	(689,282)	(48,492)		(422,063)	(95,213)
Distribution expense charges	(46,116)	(11,104)	(82,714)	(5,819)		(50,648)	(11,426)
Net investment income (loss)	$1,347,699	$(93,524)	$(771,996)	$(35,512)		$(471,576)	$(95,703)

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$761,049	$(609,706)	$(2,548,887)	$(337,695)		$(1,400,119)	$(873,219)
Realized gain distributions	2,288,112	-	-	-		-	-
Net realized gains (losses)	$3,049,161	$(609,706)	$(2,548,887)	$(337,695)		$(1,400,119)	$(873,219)

Net unrealized appreciation (depreciation) on investments:
End of year	$(3,536,547)	$(1,593,405)	$(5,357,898)	$(1,020,385)		$(4,792,321)	$(908,747)
Beginning of year	357,953	276,052	495,743	(198,397)		24,003	(60,580)
Change in unrealized appreciation (depreciation)	$(3,894,500)	$(1,869,457)	$(5,853,641)	$(821,988)		$(4,816,324)	$(848,167)

Realized and unrealized gains (losses)	$(845,339)	$(2,479,163)	$(8,402,528)	$(1,159,683)		$(6,216,443)	$(1,721,386)
Increase (Decrease) in net assets from operations	$502,360	$(2,572,687)	$(9,174,524)	$(1,195,195)		$(6,688,019)	$(1,817,089)

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
SC9 Sub- Account	SCA Sub- Account	SCB Sub- Account	SCC Sub- Account	SCD Sub- Account	SCE Sub- Account
Income and expenses:
Dividend income	$31,322	$8,116	$-	$22,101	$-	$-
Mortality and expense risk charges	(47,330)	(169,222)	(336,633)	(31,587)	(20,912)	(4,918)
Distribution expense charges	(5,680)	(20,307)	(40,396)	(3,790)	(2,509)	(590)
Net investment income (loss)	$(21,688)	$(181,413)	$(377,029)	$(13,276)	$(23,421)	$(5,508)

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(668,923)	$(331,103)	$(1,051,344)	$(240,791)	$(1,201,719)	$(281,006)
Realized gain distributions	-	-	-	619,944	-	-	-	-
Net realized gains (losses)	$(668,923)	$(331,103)	$(431,400)	$(240,791)	$(1,201,719)	$(281,006)

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,063,997)	$131,439	$(3,693,979)	$(523,302)	$-	$(5)
Beginning of year	(304,911)	935,930	1,216,421	(99,052)	(107,959)	(17,453)
Change in unrealized appreciation (depreciation)	$(759,086)	$(804,491)	$(4,910,400)	$(424,250)	$107,959	$17,448

Realized and unrealized gains (losses)	$(1,428,009)	$(1,135,594)	$(5,341,800)	$(665,041)	$(1,093,760)	$(263,558)
Increase (Decrease) in net assets from operations	$(1,449,697)	$(1,317,007)	$(5,718,829)	$(678,317)	$(1,117,181)	$(269,066)

SCF Sub- Account	SCG Sub- Account	SCH Sub- Account	SCI Sub- Account	SCJ Sub- Account	SCK Sub- Account
Income and expenses:
Dividend income	$-	$-	$5,550	$-	$3,119	$8,155
Mortality and expense risk charges	(68,503)	(23,408)	(44,492)	(37,522)	(29,640)	(22,275)
Distribution expense charges	(8,220)	(2,809)	(5,339)	(4,503)	(3,557)	(2,673)
Net investment income (loss)	$(76,723)	$(26,217)	$(44,281)	$(42,025)	$(30,078)	$(16,793)

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(1,545,825)	$(306,876)	$(93,940)	$(566,365)	$(445,030)	$(347,530)
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$(1,545,825)	$(306,876)	$(93,940)	$(566,365)	$(445,030)	$(347,530)

Net unrealized appreciation (depreciation) on investments:
End of year	$(2)	$(4)	$(352,365)	$(638,304)	$(419,656)	$(246,575)
Beginning of year	32,831	13,895	57,560	(119,683)	-	-
Change in unrealized appreciation (depreciation)	$(32,833)	$(13,899)	$(409,925)	$(518,621)	$(419,656)	$(246,575)

Realized and unrealized gains (losses)	$(1,578,658)	$(320,775)	$(503,865)	$(1,084,986)	$(864,686)	$(594,105)
Increase (Decrease) in net assets from operations	$(1,655,381)	$(346,992)	$(548,146)	$(1,127,011)	$(894,764)	$(610,898)

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

	SCL Sub- Account	SCM Sub- Account
Income and expenses:
Dividend income	$-	$204
Mortality and expense risk charges	(8,114)	(386)
Distribution expense charges	(974)	(46)
Net investment income (loss)	$(9,088)	$(228)

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(116,851)	$(981)
Realized gain distributions	-	-	-
Net realized gains (losses)	$(116,851)	$(981)

Net unrealized appreciation (depreciation) on investments:
End of year	$(2,739)	$4,217
Beginning of year	-	-
Change in unrealized appreciation (depreciation)	$(2,739)	$4,217

Realized and unrealized gains (losses)	$(119,590)	$3,236
Increase (Decrease) in net assets from operations	$(128,678)	$3,008

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets
	AG2 Sub-Account	AG3 Sub-Account	AI1 Sub-Account		AI2 Sub-Account		AI3 Sub-Account		AI4 Sub-Account
	Period Ended December 31, 2002 (c)	Period Ended December 31, 2002 (c)	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(153)	$(219)	$(511,835)	$(658,832)	$(553,958)	$(571,949)	$(529,915)	$(832,252)	$(544,292)	$(637,001)
Net realized gains (losses)	(22)	(61)	(14,113,204)	(426,522)	(20,257,517)	(12,363,043)	(10,251,685)	(4,712,967)	(20,227,544)	(12,085,200)
Net unrealized gains (losses)	(3,711)	(2,956)	3,832,400	(11,895,772)	4,846,312	(8,730,945)	1,947,679	(11,446,923)	10,306,232	(3,400,422)
Increase (Decrease) in net assets from operations	$(3,886)	$(3,236)	$(10,792,639)	$(12,981,126)	$(15,965,163)	$(21,665,937)	$(8,833,921)	$(16,992,142)	$(10,465,604)	$(16,122,623)

Participant transactions:
Accumulation activity:
Purchase payments received	$73,547	$87,744	$1,480,808	$9,069,351	$1,101,903	$6,385,648	$1,540,760	$9,070,325	$7,896,162	$13,916,472
Net transfers between Sub-Accounts and Fixed Account	3,264	19,380	(5,476,534)	7,208,429	15,360,551	(2,270,995)	(7,148,123)	4,353,523	(20,609,157)	4,396,760
Withdrawals, surrenders, annuitizations and contract charges			(3,179,164)	(3,218,798)	(3,890,351)	(3,293,567)	(4,893,248)	(4,753,525)	(5,509,207)	(4,341,938)
Net accumulation activity	$76,811	$107,124	$(7,174,890)	$13,058,982	$12,572,103	$821,086	$(10,500,611)	$8,670,323	$(18,222,202)	$13,971,294

Annuitization activity:
Annuitizations	$-	$-	$-	$15,613	$-	$12,750	$-	$49,529	$-	$14,994
Annuity payments and contract charges	-	-	(3,407)	(3,984)	(12,320)	(11,604)	(14,096)	(11,007)	(19,695)	(24,439)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-		-	-	-	-
Adjustments to annuity reserve	-		(265)	378	(2,287)	2,056	(6,222)	2,889	(738)	5,887
Net annuitization activity	$-	$-	$(3,672)	$12,007	$(14,607)	$3,202	$(20,318)	$41,411	$(20,433)	$(3,558)
Increase (Decrease) in net assets from participant transactions	$76,811	$107,124	$(7,178,562)	$13,070,989	$12,557,496	$824,288	$(10,520,929)	$8,711,734	$(18,242,635)	$13,967,736

Increase (Decrease) in net assets	$72,925	$103,888	$(17,971,201)	$89,863	$(3,407,667)	$(20,841,649)	$(19,354,850)	$(8,280,408)	$(28,708,239)	$(2,154,887)

Net assets:
Beginning of year	$-	$-	$44,487,725	$44,397,862	$37,503,852	$58,345,501	$55,463,593	$63,744,001	$54,183,196	$56,338,083
End of year	$72,925	$103,888	$26,516,524	$44,487,725	$34,096,185	$37,503,852	$36,108,743	$55,463,593	$25,474,957	$54,183,196

Units Transactions:
Beginning of year	-	-	5,563,655	3,782,520	5,978,099	5,515,990	7,175,804	5,731,443	7,454,026	5,285,140
Purchase	9,490	9,205	265,268	1,153,469	250,799	990,134	246,481	1,204,663	1,340,486	1,863,033
Transferred between Sub-Accounts and Fixed Accumulation Account	443	2,109	(840,386)	989,260	2,619,909	(81,464)	(1,016,349)	780,045	(3,671,369)	829,826
Withdrawn, surrendered and annuitized	-	-	(470,715)	(361,594)	(743,062)	(446,561)	(668,501)	(540,347)	(898,830)	(523,973)
End of year	9,933	11,314	4,517,822	5,563,655	8,105,745	5,978,099	5,737,435	7,175,804	4,224,313	7,454,026

(c) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	AI5 Sub-Account		AI7 Sub-Account	AI8 Sub-Account	AI9 Sub-Account	SGI Sub-Account	AL1 Sub-Account		AL2 Sub-Account
	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Period Ended December 31, 2002 (c)	Period Ended December 31, 2002 (c)	Period Ended December 31, 2002 (c)	Period Ended December 31, 2002 (d)	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(57,017)	$(9,775)	$(275)	$(1,397)	$(30)	$(27,101)	$(924,488)	$(1,076,397)	$(349,389)	$(609,691)
Net realized gains (losses)	(535,310)	44,678	(23)	(50,508)	(1,933)	720,388	(20,570,282)	1,341,023	(11,535,235)	(202,477)
Net unrealized gains (losses)	(1,443,113)	(36,876)	(4,408)	1,210	(853)	3,875,048	(6,932,849)	(13,580,745)	(6,340,513)	(8,875,038)
Increase (Decrease) in net assets from operations	$(2,035,440)	$(1,973)	$(4,706)	$(50,695)	$(2,816)	$4,568,335	$(28,427,619)	$(13,316,119)	$(18,225,137)	$(9,687,206)

Participant transactions:
Accumulation activity:
Purchase payments received	$2,090,995	$2,553,635	$92,294	$243,236	$39,562	$1,927,941	$2,325,030	$12,644,308	$1,791,595	$12,919,834
Net transfers between Sub-Accounts and Fixed Account	1,777,256	1,079,264	29,963	(145,744)	(18,728)	38,786,983	(10,058,224)	9,886,160	(8,023,993)	7,664,899
Withdrawals, surrenders, annuitizations and contract charges	(425,226)	(27,378)		(12,402)		(756,462)	(5,697,963)	(6,265,259)	(3,956,094)	(4,232,827)
Net accumulation activity	$3,443,025	$3,605,521	$122,257	$85,090	$20,834	$39,958,462	$(13,431,157)	$16,265,209	$(10,188,492)	$16,351,906

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$49,043	$-	$221,920
Annuity payments and contract charges	-	-	-	-	-	-	(12,553)	(16,525)	(37,187)	(52,353)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-	-	(7,945)	8,195	(666)	(5,896)
Net annuitization activity	$-	$-	$-	$-	$-	$-	$(20,498)	$40,713	$(37,853)	$163,671
Increase (Decrease) in net assets from participant transactions	$3,443,025	$3,605,521	$122,257	$85,090	$20,834	$39,958,462	$(13,451,655)	$16,305,922	$(10,226,345)	$16,515,577

Increase (Decrease) in net assets	$1,407,585	$3,603,548	$117,551	$34,395	$18,018	$44,526,797	$(41,879,274)	$2,989,803	$(28,451,482)	$6,828,371

Net assets:
Beginning of year	$3,603,548	$-	$-	$-	$-	$-	$87,365,194	$84,375,391	$59,309,865	$52,481,494
End of year	$5,011,133	$3,603,548	$117,551	$34,395	$18,018	$44,526,797	$45,485,920	$87,365,194	$30,858,383	$59,309,865

Units Transactions:
Beginning of year	407,446	-	-	-	-	-	10,169,607	7,685,325	5,785,259	3,797,802
Purchase	261,724	286,101	10,463	25,480	4,554	181,350	325,620	1,578,176	228,461	1,390,742
Transferred between Sub-Accounts and Fixed Accumulation Account	216,206	124,503	3,631	(19,972)	(2,265)	3,887,316	(1,536,153)	1,556,768	(1,047,586)	975,093
Withdrawn, surrendered and annuitized	(60,747)	(3,158)	-	(1,415)	-	(71,676)	(753,680)	(650,662)	(466,082)	(378,378)
End of year	824,629	407,446	14,094	4,093	2,289	3,996,990	8,205,394	10,169,607	4,500,052	5,785,259

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	AL3 Sub-Account		AN1 Sub-Account		AN2 Sub-Account		AN3 Sub-Account		AN4 Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)
Operations:
Net investment income (loss)	$(146,422)	$(188,191)	$(91,377)	$(20,493)	$(21,467)	$(4,744)	$(222,736)	$(52,062)	$9,639	$(986)
Net realized gains (losses)	(3,099,156)	(8,819,442)	(577,551)	(61,817)	(229,950)	(7,083)	(1,006,201)	(84,994)	(94,121)	(607)
Net unrealized gains (losses)	(209,297)	3,667,006	(1,765,914)	56,136	(603,762)	16,860	(5,851,533)	342,231	(83,575)	7,209
Increase (Decrease) in net assets from Operations	$(3,454,875)	$(5,340,627)	$(2,434,842)	$(26,174)	$(855,179)	$5,033	$(7,080,470)	$205,175	$(168,057)	$5,616

Participant transactions:
Accumulation activity:
Purchase payments received	$511,861	$1,623,055	$2,532,582	$3,145,091	$522,019	$869,767	$9,850,663	$7,221,756	$959,069	$175,284
Net transfers between Sub-Accounts and Fixed Account	(1,619,998)	1,356,261	1,428,205	2,060,138	624,738	409,940	10,333,115	8,356,827	1,320,812	146,594
Withdrawals, surrenders, annuitizations and contract charges	(1,044,710)	(1,102,905)	(469,118)	(34,556)	(120,596)	(15,484)	(1,241,270)	(149,907)	(75,087)	(5,713)
Net accumulation activity	$(2,152,847)	$1,876,411	$3,491,669	$5,170,673	$1,026,161	$1,264,223	$18,942,508	$15,428,676	$2,204,794	$316,165

Annuitization activity:
Annuitizations	$-	$12,498	$-	$-	$-	$-	$-	$43,576	$199	$-
Annuity payments and contract charges	(3,828)	(4,754)	-	-	-	-	(1,473)	(404)	(40)	-
Annuity transfers
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	(304)	(231)	-	-	-	-	3,505	(4,755)	5,077	-
Net annuitization activity	$(4,132)	$7,513	$-	$-	$-	$-	$2,032	$38,417	$5,236	$-
Increase (Decrease) in net assets from participant transactions	$(2,156,979)	$1,883,924	$3,491,669	$5,170,673	$1,026,161	$1,264,223	$18,944,540	$15,467,093	$2,210,030	$316,165

Increase (Decrease) in net assets	$(5,611,854)	$(3,456,703)	$1,056,827	$5,144,499	$170,982	$1,269,256	$11,864,070	$15,672,268	$2,041,973	$321,781

Net assets:
Beginning of year	$12,963,425	$16,420,128	$5,144,499	$-	$1,269,256	$-	$15,672,268	$-	$321,781	$-
End of year	$7,351,571	$12,963,425	$6,201,326	$5,144,499	$1,440,238	$1,269,256	$27,536,338	$15,672,268	$2,363,754	$321,781

Units Transactions:
Beginning of year	1,962,751	1,607,165	601,780	-	157,358	-	1,689,129	-	37,676	-
Purchase	97,034	267,239	327,968	366,824	72,865	106,468	1,138,886	788,402	110,383	20,922
Transferred between Sub-Accounts and Fixed Accumulation Account	(299,952)	240,031	191,456	239,074	97,030	53,364	1,204,818	918,557	148,078	17,437
Withdrawn, surrendered and annuitized	(193,381)	(151,684)	(68,967)	(4,118)	(22,506)	(2,474)	(167,164)	(17,830)	(8,795)	(683)
End of year	1,566,452	1,962,751	1,052,237	601,780	304,747	157,358	3,865,669	1,689,129	287,342	37,676

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	AN5 Sub-Account		CS1 Sub-Account		CS2 Sub-Account		CS3 Sub-Account		CS4 Sub-Account
	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(17,424)	$(13,542)	$(14,427)	$(23,201)	$(9,689)	$(16,161)	$(5,573)	$(10,626)	$(24,059)	$(37,790)
Net realized gains (losses)	(714,116)	35,819	(233,550)	(442,082)	(327,627)	(240,319)	(168,636)	(246,926)	(665,130)	(2,089,599)
Net unrealized gains (losses)	142,988	(226,228)	102,634)	260,451	182,063	(100,987)	2,734	(59,322)	(165,721)	1,424,731
Increase (Decrease) in net assets from operations	$(588,552)	$(203,951)	$(145,343)	$(204,832)	$(155,253)	$(357,467)	$(171,475)	$(316,874)	$(854,910)	$(702,658)

Participant transactions:
Accumulation activity:
Purchase payments received	$374,627	$206,948	$4,473	$24,020	$(1,051)	$1,697	$(546)	$153,860	$927	$65,146
Net transfers between Sub-Accounts and Fixed Account	(1,196,418)	2,045,808	(80,111)	(482,477)	(147,356)	(278,217)	(89,696)	(158,953)	(881,464)	391,031
Withdrawals, surrenders, annuitizations and contract charges	(56,345)	(98,264)	(109,796)	(130,874)	(71,202)	(32,290)	(33,915)	(51,029)	(171,472)	(192,858)
Net accumulation activity	$(878,136)	$2,154,492	$(185,434)	$(589,331)	$(219,609)	$(308,810)	$(124,157)	$(56,122)	$(1,052,009)	$263,319

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(1,595)	(1,768)	(108)	(132)	(891)	(1,229)	(190)	(241)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	(559)	255	(4)	(10)	347	655	28	(29)
Net annuitization activity	$-	$-	$(2,154)	$(1,513)	$(112)	$(142)	$(544)	$(574)	$(162)	$(270)
Increase (Decrease) in net assets from participant transactions	$(878,136)	$2,154,492	$(187,588)	$(590,844)	$(219,721)	$(308,952)	$(124,701)	$(56,696)	$(1,052,171)	$263,049

Increase (Decrease) in net assets	$(1,466,688)	$1,950,541	$(332,931)	$(795,676)	$(374,974)	$(666,419)	$(296,176)	$(373,570)	$(1,907,081)	$(439,609)

Net assets:
Beginning of year	$1,950,541	$-	$1,308,132	$2,103,808	$883,610	$1,550,029	$576,848	$950,418	$2,952,097	$3,391,706
End of year	$483,853	$1,950,541	$975,201	$1,308,132	$508,636	$883,610	$280,672	$576,848	$1,045,016	$2,952,097

Units Transactions:
Beginning of year	207,369	-	124,190	176,779	104,918	141,172	58,715	68,882	252,504	242,980
Purchase	43,930	22,065	621	2,149	5	39	240	12,387	407	5,108
Transferred between Sub-Accounts and Fixed Accumulation Account	(169,625)	196,033	(6,687)	(43,230)	(19,556)	(32,799)	(11,179)	(17,521)	(93,148)	22,426
Withdrawn, surrendered and annuitized	(6,542)	(10,729)	(10,368)	(11,508)	(8,748)	(3,494)	(3,906)	(5,033)	(20,532)	(18,010)
End of year	75,132	207,369	107,756	124,190	76,619	104,918	43,870	58,715	139,231	252,504

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	FL1 Sub-Account		FL2 Sub-Account		FL3 Sub-Account		FTG Sub-Account	FTI Sub-Account	GSI Sub-Account
	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Period Ended December 31, 2002 (d)	Period Ended December 31, 2002 (d)	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(81,643)	$(9,645)	$(185,936)	$(22,429)	$(499,849)	$(32,444)	$(22)	$(923)	$(100,417)	$(326,317)
Net realized gains (losses)	(181,390)	(17,391)	(9,388,850)	(46,110)	(9,566,138)	(26,762)	19	102	(11,680,900)	(2,947,915)
Net unrealized gains (losses)	(745,740)	67,947	(372,777)	87,436	(6,707,548)	104,360	(429)	(13,529)	9,594,975	(2,764,334)
Increase (Decrease) in net assets from operations	$(1,008,773)	$40,911	$(9,947,563)	$18,897	$(16,773,535)	$45,154	$(432)	$(14,350)	$(2,186,342)	$(6,038,566)

Participant transactions:
Accumulation activity:
Purchase payments received	$4,000,417	$1,576,234	$8,296,726	$980,103	$10,759,901	$1,554,207	$5,184	$84,362	$887,449	$3,339,083
Net transfers between Sub-Accounts and Fixed Account	6,567,291	1,261,424	(14,899,613)	23,129,702	6,040,715	31,331,166	20,183	506,476	(19,807,927)	1,359,107
Withdrawals, surrenders, annuitizations and contract charges	(394,022)	(26,587)	(1,628,489)	(76,938)	(2,337,019)	(199,804)	(267)	(4,463)	(463,910)	(2,137,541)
Net accumulation activity	$10,173,686	$2,811,071	$(8,231,376)	$24,032,867	$14,463,597	$32,685,569	$25,100	$586,375	$(19,384,388)	$2,560,649

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(764)	-	-	-	-	-	-	-	(3,048)	(11,056)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	27,668	-	-	-	101	-	-	-	3,399	(521)
Net annuitization activity	$26,904	$-	$-	$-	$101	$-	$-	$-	$351	$(11,577)
Increase (Decrease) in net assets from participant transactions	$10,200,590	$2,811,071	$(8,231,376)	$24,032,867	$14,463,698	$32,685,569	$25,100	$586,375	$(19,384,037)	$2,549,072

Increase (Decrease) in net assets	$9,191,817	$2,851,982	$(18,178,939)	$24,051,764	$(2,309,837)	$32,730,723	$24,668	$572,025	$(21,570,379)	$(3,489,494)

Net assets:
Beginning of year	$2,851,982	$-	$24,051,764	$-	$32,730,723	$-	$-	$-	$21,570,379	$25,059,873
End of year	$12,043,799	$2,851,982	$5,872,825	$24,051,764	$30,420,886	$32,730,723	$24,668	$572,025	$-	$21,570,379

Units Transactions:
Beginning of year	301,559	-	2,991,637	-	3,773,079	-	-	-	2,906,746	2,391,285
Purchase	438,471	169,415	1,068,915	117,679	1,433,360	182,099	522	7,853	142,492	479,580
Transferred between Sub-Accounts and Fixed Accumulation Account	728,340	135,038	(2,912,712)	2,883,617	207,889	3,615,954	1,859	47,286	(2,984,172)	281,793
Withdrawn, surrendered and annuitized	(45,511)	(2,894)	(224,492)	(9,659)	(349,070)	(24,974)	(24)	(420)	(65,066)	(245,912)
End of year	1,422,859	301,559	923,348	2,991,637	5,065,258	3,773,079	2,357	54,719	-	2,906,746

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	GS2 Sub-Account		GS3 Sub-Account		GS4 Sub-Account		GS5 Sub-Account		GS6 Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)
Operations:
Net investment income (loss)	$(76,330)	$(79,875)	$(146,176)	$(205,196)	$(6,050)	$(79,670)	$(37,867)	$501	$(1,688)	$(1,066)
Net realized gains (losses)	(31,644)	(21,462)	(2,239,211)	(857,346)	(533,536)	(312,276)	(1,804,739)	(1,037,025)	(68,311)	(537)
Net unrealized gains (losses)	(1,018,406)	291,405	(2,162,921)	(1,993,085)	(376,636)	(606,478)	(35,662)	(1,797,124)	(3,771)	3,771
Increase (Decrease) in net assets from operations	$(1,126,380)	$190,068	$(4,548,308)	$(3,055,627)	$(916,222)	$(998,424)	$(1,878,268)	$(2,833,648)	$(73,770)	$2,168

Participant transactions:
Accumulation activity:
Purchase payments received	$19,651	$1,167,164	$988,189	$2,652,718	$4,995	$1,236,714	$11,206	$2,029,107	$43,087	$178,969
Net transfers between Sub-Accounts and Fixed Account	(549,908)	874,082	(1,122,719)	1,054,622	(447,710)	283,066	(894,054)	1,676,050	(296,226)	154,740
Withdrawals, surrenders, annuitizations and contract charges	(1,124,905)	(531,536)	(1,491,983)	(1,986,959)	(1,028,321)	(753,419)	(956,529)	(969,120)	(8,217)	(751)
Net accumulation activity	$(1,655,162)	$1,509,710	$(1,626,513)	$1,720,381	$(1,471,036)	$766,361	$(1,839,377)	$2,736,037	$(261,356)	$332,958

Annuitization activity:
Annuitizations	$-	$22,308	$11,226	$92,093	$-	$27,224	$-	$-	$-	$-
Annuity payments and contract charges	(3,079)	(1,180)	(19,712)	(30,313)	(970)	(255)	(2,235)	(2,827)	-	-
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	2,904	(2,678)	1,160	(2,673)	3,052	(2,997)	(999)	898	-	-
Net annuitization activity	$(175)	$18,450	$(7,326)	$59,107	$2,082	$23,972	$(3,234)	$(1,929)	$-	$-
Increase (Decrease) in net assets from participant transactions	$(1,655,337)	$1,528,160	$(1,633,839)	$1,779,488	$(1,468,954)	$790,333	$(1,842,611)	$2,734,108	$(261,356)	$332,958

Increase (Decrease) in net assets	$(2,781,717)	$1,718,228	$(6,182,147)	$(1,276,139)	$(2,385,176)	$(208,091)	$(3,720,879)	$(99,540)	$(335,126)	$335,126

Net assets:
Beginning of year	$7,691,027	$5,972,799	$20,333,064	$21,609,203	$7,760,248	$7,968,339	$10,458,720	$10,558,260	$335,126	$-
End of year	$4,909,310	$7,691,027	$14,150,917	$20,333,064	$5,375,072	$7,760,248	$6,737,841	$10,458,720	$-	$335,126

Units Transactions:
Beginning of year	668,766	516,148	2,154,860	1,869,586	887,554	819,255	1,311,340	978,067	46,526	-
Purchase	3,177	112,355	140,525	306,211	577	131,064	3,032	238,270	7,008	23,922
Transferred between Sub-Accounts and Fixed Accumulation Account	(59,395)	90,117	(123,551)	177,712	(54,896)	25,120	(137,870)	204,864	(52,153)	22,714
Withdrawn, surrendered and annuitized	(106,712)	(49,854)	(178,461)	(198,649)	(129,577)	(87,885)	(128,299)	(109,861)	(1,381)	(110)
End of year	505,836	668,766	1,993,373	2,154,860	703,658	887,554	1,048,203	1,311,340	-	46,526

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	GS7 Sub-Account		IVI Sub-Account		IV2 Sub-Account		JP1 Sub-Account		JP2 Sub-Account
	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(18,816)	$(2,039)	$(25,591)	$(8,297)	$(20,732)	$(3,407)	$(204,993)	$(197,405)	$(56,085)	$(42,149)
Net realized gains (losses)	(86,049)	(731)	(266,168)	(408,794)	(178,760)	(8,348)	(2,568,239)	(1,412,610)	(1,139,542)	(878,188)
Net unrealized gains (losses)	(346,694)	(3,286)	(480,675)	43,710	(359,499)	33,775	(1,754,428)	(1,559,788)	(95,873)	(1,055,546)
Increase (Decrease) in net assets from operations	$(451,559)	$(6,056)	$(772,434)	$(373,381)	$(558,991)	$22,020	$(4,527,660)	$(3,169,803)	$(1,291,500)	$(1,975,883)

Participant transactions:
Accumulation activity:
Purchase payments received	$824,536	$426,835	$699,100	$725,546	$681,584	$330,703	$60,587	$1,079,481	$18,059	$1,211,339
Net transfers between Sub-Accounts and Fixed Account	826,655	378,112	945,536	1,081,188	422,791	589,410	(1,542,045)	1,081,450	(1,284,362)	(127,519)
Withdrawals, surrenders, annuitizations and contract charges	(47,380)	(35)	(108,318)	(61,879)	(104,499)	(8,693)	(1,706,551)	(1,805,759)	(395,083)	(536,614)
Net accumulation activity	$1,603,811	$804,912	$1,536,318	$1,744,855	$999,876	$911,420	$(3,188,009)	$355,172	$(1,661,386)	$547,206

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$93,202	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	(14,066)	(18,975)	(2,255)	(2,758)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-	-	(3,041)	1,764	(334)	(25)
Net annuitization activity	$-	$-	$-	$-	$-	$-	$(17,107)	$75,991	$(2,589)	$(2,783)
Increase (Decrease) in net assets from participant transactions	$1,603,811	$804,912	$1,536,318	$1,744,855	$999,876	$911,420	$(3,205,116)	$431,163	$(1,663,975)	$544,423

Increase (Decrease) in net assets	$1,152,252	$798,856	$763,884	$1,371,474	$440,885	$933,440	$(7,732,776)	$(2,738,640)	$(2,955,475)	$(1,431,460)

Net assets:
Beginning of year	$798,856	$-	$1,371,474	$-	$933,440	$-	$18,832,702	$21,571,342	$7,427,975	$8,859,435
End of year	$1,951,108	$798,856	$2,135,358	$1,371,474	$1,374,325	$933,440	$11,099,926	$18,832,702	$4,472,500	$7,427,975

Units Transactions:
Beginning of year	90,647	-	170,065	-	105,665	-	2,063,692	2,005,110	915,732	829,740
Purchase	106,239	47,883	97,256	89,058	91,712	42,980	8,698	119,936	3,239	142,881
Transferred between Sub-Accounts and Fixed Accumulation Account	103,859	42,768	143,874	88,649	45,882	68,153	(213,710)	127,091	(172,930)	5,219
Withdrawn, surrendered and annuitized	(6,321)	(4)	(17,469)	(7,642)	(15,790)	(5,468)	(212,446)	(188,445)	(54,350)	(62,108)
End of year	294,424	90,647	393,726	170,065	227,469	105,665	1,646,234	2,063,692	691,691	915,732

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	JP3 Sub-Account		LA1 Sub-Account		LA2 Sub-Account		LA3 Sub-Account		CAS Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(71,479)	$(94,336)	$(1,262,449)	$(444,708)	$(285,581)	$9,113	$(1,501)	$(382)	$(227,488)	$(310,032)
Net realized gains (losses)	(537,148)	(461,124)	(9,958,332)	2,964,159	(531,610)	14,232	(36,117)	(170)	(13,917,750)	2,748,020
Net unrealized gains (losses)	(880,710)	(117,503)	(21,771,666)	(6,694,842)	(3,788,264)	729,007	(137,072)	(3,026)	5,967,129	(12,001,293)
Increase (Decrease) in net assets from operations	$(1,489,337)	$(672,963)	$(32,992,447)	$(4,175,391)	$(4,605,455)	$752,352	$(174,690)	$(3,578)	$(8,178,109)	$(9,563,305)

Participant transactions:
Accumulation activity:
Purchase payments received	$29,309	$1,556,323	$22,669,179	$25,513,511	$10,569,950	$4,669,897	$418,417	$143,774	$294,912	$4,256,102
Net transfers between Sub-Accounts and Fixed Account	(500,407)	36,023	7,153,448	64,686,774	17,450,780	18,527,564	508,910	193,719	(3,154,292)	(1,548,564)
Withdrawals, surrenders, annuitizations and contract charges	(376,276)	(416,860)	(10,793,196)	(5,676,977)	(2,316,289)	(292,869)	(64,186)	(978)	(2,608,516)	(2,465,502)
Net accumulation activity	$(847,374)	$1,175,486	$19,029,431	$84,523,308	$25,704,441	$22,904,592	$863,141	$336,515	$(5,467,896)	$242,036

Annuitization activity:
Annuitizations	$-	$-	$61,569	$105,138	$283	$44,112	$-	$-	$-	$18,417
Annuity payments and contract charges	(1,591)	(1,256)	(16,441)	(5,997)	(2,781)	(413)	-	-	(6,283)	(9,073)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	(669)	(68)	2,552	(3,660)	5,077	(4,884)	-	-	(601)	946
Net annuitization activity	$(2,260)	$(1,324)	$47,680	$95,481	$2,579	$38,815	$-	$-	$(6,884)	$10,290
Increase (Decrease) in net assets from participant transactions	$(849,634)	$1,174,162	$19,077,111	$84,618,789	$25,707,020	$22,943,407	$863,141	$336,515	$(5,474,780)	$252,326

Increase (Decrease) in net assets	$(2,338,971)	$501,199	$(13,915,336)	$80,443,398	$21,101,565	$23,695,759	$688,451	$332,937	$(13,652,889)	$(9,310,979)

Net assets:
Beginning of year	$6,757,718	$6,256,519	$130,365,761	$49,922,363	$23,695,759	$-	$332,937	$-	$25,983,854	$35,294,833
End of year	$4,418,747	$6,757,718	$116,450,425	$130,365,761	$44,797,324	$23,695,759	$1,021,388	$332,937	$12,330,965	$25,983,854

Units Transactions:
Beginning of year	664,931	528,692	11,399,173	3,748,722	2,281,117	-	42,292	-	3,296,185	3,012,019
Purchase	4,962	155,424	2,280,712	2,347,933	1,057,580	473,618	55,457	18,181	51,059	534,808
Transferred between Sub-Accounts and Fixed Accumulation Account	(62,447)	20,692	299,183	5,790,566	1,777,275	1,839,608	70,324	24,233	(552,126)	11,533
Withdrawn, surrendered and annuitized	(42,199)	(39,877)	(1,080,040)	(488,048)	(247,536)	(32,109)	(9,892)	(122)	(409,254)	(262,175)
End of year	565,247	664,931	12,899,028	11,399,173	4,868,436	2,281,117	158,181	42,292	2,385,864	3,296,185

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	EGS Sub-Account		GSS Sub-Account		HYS Sub-Account		M1A Sub-Account		M1B Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)
Operations:
Net investment income (loss)	$(522,839)	$(932,315)	$1,680,762	$1,484,213	$3,700,594	$2,561,266	$(120,956)	$(5,667)	$(89,626)	$(6,640)
Net realized gains (losses)	(26,523,794)	(15,049,458)	1,046,022	626,904	(6,315,314)	(2,059,128)	(231,333)	38,568	(253,264)	6,150
Net unrealized gains (losses)	9,570,496)	(15,685,416)	2,027,851	(210,987)	2,328,715	(857,711)	(2,053,129)	228,510	(2,018,276)	137,455
Increase (Decrease) in net assets from operations	$(17,476,137)	$(31,667,189)	$4,754,635	$1,900,130	$(286,005)	$(355,573)	$(2,405,418)	$261,411	$(2,361,166)	$136,965

Participant transactions:
Accumulation activity:
Purchase payments received	$415,940	$9,892,101	$436,934	$9,453,621	$356,815	$8,003,059	$4,509,906	$1,943,665	$3,713,902	$2,395,046
Net transfers between Sub-Accounts and Fixed Account	(7,321,409)	1,402,676	24,338,725	20,829,710	(13,047,781)	10,394,586	13,134,435	221,914	3,247,176	980,238
Withdrawals, surrenders, annuitizations and contract charges	(4,394,744)	(5,174,345)	(7,051,300)	(3,382,064)	(4,318,203)	(2,929,644)	(356,929)	(9,859)	(438,360)	(68,348)
Net accumulation activity	$(11,300,213)	$6,120,432	$17,724,359	$26,901,267	$(17,009,169)	$15,468,001	$17,287,412	$2,155,720	$6,522,718	$3,306,936

Annuitization activity:
Annuitizations	$-	$58,693	$-	$-	$34,270	$-	$171	$-	$-	$-
Annuity payments and contract charges	(15,385)	(19,232)	(10,571)	(26,017)	(18,237)	(14,679)	(15)	-	-	-
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	(5,883)	3,650	(6,216)	2,079	(1,313)	(1,325)	(1)	-	-	-
Net annuitization activity	$(21,268)	$43,111	$(16,787)	$(23,938)	$14,720	$(16,004)	$155	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$(11,321,481)	$6,163,543	$17,707,572	$26,877,329	$(16,994,449)	$15,451,997	$17,287,567	$2,155,720	$6,522,718	$3,306,936

Increase (Decrease) in net assets	$(28,797,618)	$(25,503,646)	$22,462,207	$28,777,459	$(17,280,454)	$15,096,424	$14,882,149	$2,417,131	$4,161,552	$3,443,901

Net assets:
Beginning of year	$52,492,438	$77,996,084	$53,198,300	$24,420,841	$41,407,521	$26,311,097	$2,417,131	$-	$3,443,901	$-
End of year	$23,694,820	$52,492,438	$75,660,507	$53,198,300	$24,127,067	$41,407,521	$17,299,280	$2,417,131	$7,605,453	$3,443,901

Units Transactions:
Beginning of year	6,733,222	5,852,943	4,640,049	2,237,108	4,366,787	2,753,248	234,663	-	352,547	-
Purchase	84,025	1,351,013	37,469	867,479	38,363	836,734	522,614	208,336	424,069	255,293
Transferred between Sub-Accounts and Fixed Accumulation Account	(1,361,716)	126,324	2,011,804	1,838,299	(1,438,671)	1,092,045	1,859,659	27,373	380,981	104,299
Withdrawn, surrendered and annuitized	(713,846)	(597,058)	(587,888)	(302,837)	(459,800)	(315,240)	(53,326)	(1,046)	(60,912)	(7,045)
End of year	4,741,685	6,733,222	6,101,434	4,640,049	2,506,679	4,366,787	2,563,610	234,663	1,096,685	352,547
(b) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MFC Sub-Account		MFD Sub-Account		MFE Sub-Account		MFF Sub-Account		MFJ Sub-Account
	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)
Operations:
Net investment income (loss)	$991,655	$(8,306)	$(14,465)	$(1,363)	$89,571	$(5,666)	$(17,631)	$(2,738)	$287,735	$(17,341)
Net realized gains (losses)	(1,502,594)	3,467	(110,222)	(2,320)	(556,741)	(7,276)	(161,275)	45,307	129,488	(618)
Net unrealized gains (losses)	328,630	48,150	(354,644)	32,632	(595,715)	10,354	(365,771)	35,101	(2,372,752)	212,888
Increase (Decrease) in net assets from operations	$(182,309)	$43,311	$(479,331)	$28,949	$(1,062,885)	$(2,588)	$(544,677)	$77,670	$(1,955,529)	$194,929

Participant transactions:
Accumulation activity:
Purchase payments received	$9,580,318	$2,529,142	$693,571	$546,566	$1,641,976	$2,060,615	$684,695	$1,101,830	$14,545,950	$6,603,339
Net transfers between Sub-Accounts and Fixed Account	(764,035)	1,145,090	253,901	165,064	544,925	467,211	218,077	(202,865)	11,072,771	1,907,667
Withdrawals, surrenders, annuitizations and contract charges	(502,816)	(10,676)	(71,044)	(3,444)	(220,627)	(8,124)	(87,783)	(3,587)	(1,585,572)	(48,421)
Net accumulation activity	$8,313,467	$3,663,556	$876,428	$708,186	$1,966,274	$2,519,702	$814,989	$895,378	$24,033,149	$8,462,585

Annuitization activity:
Annuitizations	$20,579	$-	$-	$-	$179	$-	$-	$-	$157,453	$-

Annuity payments and contract charges	(857)	-	-	-	(16)	-	-	-	(12,650)	-
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	(124)	-	-	-	(1)	-	-	-	(1,380)	-
Net annuitization activity	$19,598	$-	$-	$-	$162	$-	$-	$-	$143,423	$-
Increase (Decrease) in net assets from participant transactions	$8,333,065	$3,663,556	$876,428	$708,186	$1,966,436	$2,519,702	$814,989	$895,378	$24,176,572	$8,462,585

Increase (Decrease) in net assets	$8,150,756	$3,706,867	$397,097	$737,135	$903,551	$2,517,114	$270,312	$973,048	$22,221,043	$8,657,514

Net assets:
Beginning of year	$3,706,867	$-	$737,135	$-	$2,517,114	$-	$973,048	$-	$8,657,514	$-
End of year	$11,857,623	$3,706,867	$1,134,232	$737,135	$3,420,665	$2,517,114	$1,243,360	$973,048	$30,878,557	$8,657,514

Units Transactions:
Beginning of year	375,235	-	75,869	-	282,084	-	100,216	-	869,203	-
Purchase	979,093	259,583	81,105	58,964	212,394	230,600	82,972	120,717	1,516,358	678,583
Transferred between Sub-Accounts and Fixed Accumulation Account	(110,007)	116,903	28,683	17,265	47,276	52,404	26,702	(20,122)	1,134,906	195,609
Withdrawn, surrendered and annuitized	(56,599)	(1,251)	(10,528)	(360)	(31,671)	(920)	(13,636)	(379)	(201,524)	(4,989)
End of year	1,187,722	375,235	175,129	75,869	510,083	282,084	196,254	100,216	3,318,943	869,203

(b) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MFK Sub-Account		MFL Sub-Account		MIS Sub-Account		MIT Sub-Account		MMS Sub-Account
	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$423,716	$(18,843)	$(21,426)	$(5,326)	$(555,450)	$(716,071)	$(128,479)	$(257,569)	$(7,749)	$153,045
Net realized gains (losses)	107,010	(6,469)	(119,219)	66	(14,895,496)	1,147,135	(5,784,582)	1,179,654	-	-
Net unrealized gains (losses)	1,116,001	(27,168)	(991,481)	64,437	(74,811)	(16,356,886)	(2,634,105)	(7,752,834)	-	-
Increase (Decrease) in net assets from operations	$1,646,727	$(52,480)	$(1,132,126)	$59,177	$(15,525,757)	$(15,925,822)	$(8,547,166)	$(6,830,749)	$(7,749)	$153,045

Participant transactions:
Accumulation activity:
Purchase payments received	$14,328,383	$5,969,595	$2,018,002	$2,106,638	$350,556	$16,258,754	$253,626	$11,339,763	$15,386	$88,695
Net transfers between Sub-Accounts and Fixed Account	16,565,121	463,629	1,536,876	516,627	(5,357,720)	9,257,938	(4,626,213)	7,086,373	874,704	3,134,629
Withdrawals, surrenders, annuitizations and contract charges	(1,652,087)	(29,148)	(169,868)	(10,972)	(3,724,173)	(3,358,184)	(2,773,352)	(3,019,378)	(2,041,892)	(2,564,050)
Net accumulation activity	$29,241,417	$6,404,076	$3,385,010	$2,612,293	$(8,731,337)	$22,158,508	$(7,145,939)	$15,406,758	$(1,151,802)	$659,274

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$10,842	$20,212	$13,059	$144,567	$-	$-
Annuity payments and contract charges	-	-	-	-	(9,048)	(11,320)	(17,465)	(7,971)	-	-
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	(7,493)	(2,458)	1,469	(13,408)	-	-
Net annuitization activity	$-	$-	$-	$-	$(5,699)	$6,434	$(2,937)	$123,188	$-	$-
Increase (Decrease) in net assets from participant transactions	$29,241,417	$6,404,076	$3,385,010	$2,612,293	$(8,737,036)	$22,164,942	$(7,148,876)	$15,529,946	$(1,151,802)	$659,274

Increase (Decrease) in net assets	$30,888,144	$6,351,596	$2,252,884	$2,671,470	$(24,262,793)	$6,239,120	$(15,696,042)	$8,699,197	$(1,159,551)	$812,319

Net assets:
Beginning of year	$6,351,596	$-	$2,671,470	$-	$55,294,423	$49,055,303	$40,259,945	$31,560,748	$6,809,800	$5,997,481
End of year	$37,239,740	$6,351,596	$4,924,354	$2,671,470	$31,031,630	$55,294,423	$24,563,903	$40,259,945	$5,650,249	$6,809,800

Units Transactions:
Beginning of year	628,219	-	276,474	-	7,310,990	4,353,315	4,731,430	3,029,817	598,302	539,256
Purchase	1,385,370	586,538	224,427	223,182	57,114	1,971,338	34,783	1,223,623	1,155	7,836
Transferred between Sub-Accounts and Fixed Accumulation Account	1,572,349	44,662	179,252	54,438	(974,795)	1,384,290	(666,709)	819,669	76,838	278,289
Withdrawn, surrendered and annuitized	(169,178)	(2,981)	(23,284)	(1,146)	(580,571)	(397,953)	(381,246)	(341,679)	(179,419)	(227,079)
End of year	3,416,760	628,219	656,869	276,474	5,812,738	7,310,990	3,718,258	4,731,430	496,876	598,302

(b) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	NWD Sub-Account		TRS Sub-Account		UTS Sub-Account		OP1 Sub-Account		OP2 Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(414,290)	$(499,252)	$844,809	$523,834	$767,293	$1,172,733	$(31,748)	$(99,572)	$(168,930)	$(176,981)
Net realized gains (losses)	(4,769,173)	(2,164,990)	(1,024,094)	1,487,503	(13,644,842)	2,164,163	(589,647)	1,772,904	176,173	982,735
Net unrealized gains (losses)	(5,804,169)	654,243	(3,649,825)	(2,126,950)	1,853,233	(18,785,134)	(1,543,412)	(2,871,870)	(1,354,195)	(132,087)
Increase (Decrease) in net assets from Operations	$(10,987,632)	$(2,009,999)	$(3,829,110)	$(115,613)	$(11,024,316)	$(15,448,238)	$(2,164,807)	$(1,198,538)	$(1,346,952)	$673,667

Participant transactions:
Accumulation activity:
Purchase payments received	$308,192	$8,088,240	$365,706	$15,789,522	$182,556	$7,856,326	$83,524	$693,189	$79,529	$169,985
Net transfers between Sub-Accounts and Fixed Account	10,463,018	3,231,188	7,669,107	18,657,170	(9,158,881)	7,777,265	(2,393,850)	(11,404,523)	(2,882,285)	(420,440)
Withdrawals, surrenders, annuitizations and contract charges	(2,234,190)	(2,245,337)	(3,603,915)	(2,332,203)	(3,428,247)	(4,312,036)	(1,065,673)	(1,456,966)	(1,789,253)	(1,045,612)
Net accumulation activity	$8,537,020	$9,074,091	$4,430,898	$32,114,489	$(12,404,572)	$11,321,555	$(3,375,999)	$(12,168,300)	$(4,592,009)	$(1,296,067)

Annuitization activity:
Annuitizations	$-	$-	$-	$72,025	$-	$247,825	$-	$23,586	$-	$-
Annuity payments and contract charges	(3,890)	(1,806)	(12,550)	(13,810)	(42,968)	(67,499)	(7,121)	(7,267)	(9,120)	(6,755)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	(5)	(121)	3,542	(6,160)	(1,222)	(1,966)	(521)	(22)	(746)	(645)
Net annuitization activity	$(3,895)	$(1,927)	$(9,008)	$52,055	$(44,190)	$178,360	$(7,642)	$16,297	$(9,866)	$(7,400)
Increase (Decrease) in net assets from participant transactions	$8,533,125	$9,072,164	$4,421,890	$32,166,544	$(12,448,762)	$11,499,915	$(3,383,641)	$(12,152,003)	$(4,601,875)	$(1,303,467)

Increase (Decrease) in net assets	$(2,454,507)	$7,062,165	$592,780	$32,050,931	$(23,473,078)	$(3,948,323)	$(5,548,448)	$(13,350,541)	$(5,948,827)	$(629,800)

Net assets:
Beginning of year	$34,145,689	$27,083,524	$47,271,929	$15,220,998	$46,649,921	$50,598,244	$11,224,190	$24,574,731	$14,564,433	$15,194,233
End of year	$31,691,182	$34,145,689	$47,864,709	$47,271,929	$23,176,843	$46,649,921	$5,675,742	$11,224,190	$8,615,606	$14,564,433

Units Transactions:
Beginning of year	3,148,941	2,025,239	4,188,905	1,317,651	5,070,993	3,782,883	1,054,691	2,121,287	900,726	988,307
Purchase	38,186	844,944	32,991	1,401,794	25,089	773,084	8,445	60,305	4,826	10,956
Transferred between Sub-Accounts and Fixed Accumulation Account	1,617,766	473,696	679,031	1,681,148	(1,279,697)	906,901	(260,358)	(997,657)	(202,844)	27,189
Withdrawn, surrendered and annuitized	(259,424)	(194,938)	(335,877)	(211,688)	(450,907)	(391,875)	(114,785)	(129,244)	(123,249)	(71,348)
End of year	4,545,469	3,148,941	4,565,050	4,188,905	3,365,478	5,070,993	687,993	1,054,691	579,459	900,726

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	OP3 Sub-Account		OP4 Sub-Account		PHY Sub-Account	PMB Sub-Account	PRR Sub-Account	PTR Sub-Account	RX1 Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Period End December 31, 2002 (d)	Period End December 31, 2002 (d)	Period End December 31, 2002 (d)	Period Ended December 31, 2002 (d)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)
Operations:
Net investment income (loss)	$(83,373)	$(33,365)	$20,492	$35,517	$443,985	$339,421	$3,707	$117,698	$8,241	$3,952
Net realized gains (losses)	510,679	1,582,394	(215,549)	(59,812)	20,814	78,162	2,325	192,519	(229,567)	(163)
Net unrealized gains (losses)	(1,968,895)	(1,007,212)	(342,834)	(227,621)	1,869,376	2,819,791	39,115	343,769	(57,323)	7,255
Increase (Decrease) in net assets from Operations	$(1,541,589)	$541,817	$(537,891)	$(251,916)	$2,334,175	$3,237,374	$45,147	$653,986	$(278,649)	$11,044

Participant transactions:
Accumulation activity:
Purchase payments received	$61,221	$398,621	$39,064	$151,907	$1,114,255	$990,682	$229,896	$2,161,967	$180,419	$78,536
Net transfers between Sub-Accounts and Fixed Account	(972,102)	(3,187,530)	(473,426)	91,906	27,027,265	27,656,822	1,394,352	40,168,532	915,223	117,164
Withdrawals, surrenders, annuitizations and contract charges	(1,351,347)	(585,858)	(514,177)	(460,560)	(536,730)	(562,820)	(9,287)	(363,298)	(86,231)	(6)
Net accumulation activity	$(2,262,228)	$(3,374,767)	$(948,539)	$(216,747)	$27,604,790	$28,084,684	$1,614,961	$41,967,201	$1,009,411	$195,694

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(6,110)	(3,295)	-	-	-	-	-	-	-	-
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	(644)	10	-	-	-	-	173	114	-	-
Net annuitization activity	$(6,754)	$(3,285)	$-	$-	$-	$-	$173	$114	$-	$-
Increase (Decrease) in net assets from participant transactions	$(2,268,982)	$(3,378,052)	$(948,539)	$(216,747)	$27,604,790	$28,084,684	$1,615,134	$41,967,315	$1,009,411	$195,694

Increase (Decrease) in net assets	$(3,810,571)	$(2,836,235)	$(1,486,430)	$(468,663)	$29,938,965	$31,322,058	$1,660,281	$42,621,301	$730,762	$206,738

Net assets:
Beginning of year	$7,470,840	$10,307,075	$3,346,490	$3,815,153	$-	$-	$-	$-	$206,738	$-
End of year	$3,660,269	$7,470,840	$1,860,060	$3,346,490	$29,938,965	$31,322,058	$1,660,281	$42,621,301	$937,500	$206,738

Units Transactions:
Beginning of year	536,606	762,532	304,247	324,989	-	-	-	-	25,047	-
Purchase	3,911	28,449	3,691	13,706	106,485	90,672	23,469	215,170	29,216	9,952
Transferred between Sub-Accounts and Fixed Accumulation Account	(94,309)	-208,954	(49,185)	6,519	2,709,968	2,655,373	139,104	3,992,394	138,927	15,096
Withdrawn, surrendered and annuitized	(115,939)	(45,421)	(52,656)	(40,967)	(51,800)	(51,180)	(945)	(36,348)	(14,883)	(1)
End of year	330,269	536,606	206,097	304,247	2,764,653	2,694,865	161,628	4,171,216	178,307	25,047

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	RX2 Sub-Account		SB1 Sub-Account		SB2 Sub-Account		SB3 Sub-Account		SB4 Sub-Account
	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(19,012)	$(7,370)	$(8,009)	$(4,504)	$(1,398)	$(5,892)	$116,540	$76,331	$(4,403)	$23,091
Net realized gains (losses)	(758,725)	(412)	(23,728)	46,501)	(7,978)	20,704	58,790	38,621	(97,970)	(13,305)
Net unrealized gains (losses)	(76,313)	(53,260)	(213,024)	(54,002)	(128,733)	(80,106)	73,445	125,821	(186,231)	(117,453)
Increase (Decrease) in net assets from Operations	$(854,050)	$(61,042)	$(244,761)	$(12,005)	$(138,109)	$(65,294)	$248,775	$240,773	$(288,604)	$(107,667)

Participant transactions:
Accumulation activity:
Purchase payments received	$568,349	$447,331	$334	$10,653	$1,082	$8,159	$605	$3,341	$2,302	$2,337
Net transfers between Sub-Accounts and Fixed Account	(254,462)	1,276,774	(11,007)	416,947	(17,492)	29,508	40,295	(902,803)	(217,239)	(61,382)
Withdrawals, surrenders, annuitizations and contract charges	(200,536)	(16,695)	(70,550)	(30,244)	(6,139)	(48,575)	(595,288)	(477,261)	(755,935)	(479,033)
Net accumulation activity	$113,351	$1,707,410	$(81,223)	$397,356	$(22,549)	$(10,908)	$(554,388)	$(1,376,723)	$(970,872)	$(538,078)

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	(1,462)	(1,441)	(881)	(946)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts		-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-	-	(1,000)	7	(21)	(34)
Net annuitization activity	$-	$-	$-	$-	$-	$-	$(2,462)	$(1,434)	$(902)	$(980)
Increase (Decrease) in net assets from participant transactions	$113,351	$1,707,410	$(81,223)	$397,356	$(22,549)	$(10,908)	$(556,850)	$(1,378,157)	$(971,774)	$(539,058)

Increase (Decrease) in net assets	$(740,699)	$1,646,368	$(325,984)	$385,351	$(160,658)	$(76,202)	$(308,075)	$(1,137,384)	$(1,260,378)	$(646,725)

Net assets:
Beginning of year	$1,646,368	$-	$895,117	$509,766	$566,123	$642,325	$3,651,666	$4,789,050	$3,979,916	$4,626,641
End of year	$905,669	$1,646,368	$569,133	$895,117	$405,465	$566,123	$3,343,591	$3,651,666	$2,719,538	$3,979,916

Units Transactions:
Beginning of year	207,526	-	58,507	33,486	46,806	50,200	312,493	432,976	377,628	429,550
Purchase	85,382	56,191	231	678	94	645	64	295	244	218
Transferred between Sub-Accounts and Fixed Accumulation Account	(72,002)	153,634	(2,736)	26,299	(2,136)	87	3,690	(78,922)	(20,649)	(6,244)
Withdrawn, surrendered and annuitized	(35,984)	(2,299)	(5,680)	(1,956)	(591)	(4,126)	(49,897)	(41,856)	(76,549)	(45,896)
End of year	184,922	207,526	50,322	58,507	44,173	46,806	266,350	312,493	280,674	377,628

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SC1 Sub-Account		SC2 Sub-Account		SC3 Sub-Account		SC4 Sub-Account		SC5 Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(424,605)	$1,356,449	$3,967,217	$2,265,478	$1,347,699	$651,479	$(93,524)	$(242,136)	$(771,996)	$(689,460)
Net realized gains (losses)	-	(13)	(809,059)	445,817	3,049,161	1,403,818	(609,706)	(4,651,055)	(2,548,887)	(2,489,237)
Net unrealized gains (losses)	-	13	235,580	(375,204)	(3,894,500)	(206,079)	(1,869,457)	1,933,975	(5,853,641)	2,259,571
Increase (Decrease) in net assets from operations	$(424,605)	$1,356,449	$3,393,738	$2,336,091	$502,360	$1,849,218	$(2,572,687)	$(2,959,216)	$(9,174,524)	$(919,126)

Participant transactions:
Accumulation activity:
Purchase payments received	$56,085,331	$61,183,777	$21,071,457	$17,462,938	$6,468,652	$5,513,151	$1,073,241	$7,344,960	$6,656,346	$16,298,751
Net transfers between Sub-Accounts and Fixed Account	31,322,047	30,836,941	(32,198,932)	34,391,448	19,934,315	1,821,563	(327,848)	(6,246,177)	6,230,667	6,860,730
Withdrawals, surrenders, annuitizations and contract charges	(59,266,468)	(16,485,142)	(8,111,148)	(3,488,884)	(2,901,371)	(1,589,971)	(558,590)	(1,268,037)	(3,825,368)	(3,481,265)
Net accumulation activity	$28,140,910	$75,535,576	$(19,238,623)	$48,365,502	$23,501,596	$5,744,743	$186,803	$(169,254)	$(9,061,645)	$19,678,216

Annuitization activity:
Annuitizations	$149,023	$308,296	$34,356	$-	$13,612	$22,482	$-	$-	$-	$82,828
Annuity payments and contract charges	(76,969)	(112,515)	(75,113)	(80,351)	(9,781)	(2,066)	(4,442)	(1,379)	(9,916)	(16,303)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	(5,210)	(1,613)	(4,441)	(5,005)	2,133	(2,628)	83	(59)	4,314	(11,598)
Net annuitization activity	$66,844	$194,168	$(45,198)	$(85,356)	$5,964	$17,788	$(4,359)	$(1,438)	$(5,602)	$54,927
Increase (Decrease) in net assets from participant transactions	$28,207,754	$75,729,744	$(19,283,821)	$48,280,146	$23,507,560	$5,762,531	$182,444	$(170,692)	$9,056,043	$19,733,143

Increase (Decrease) in net assets	$27,783,149	$77,086,193	$(15,890,083)	$50,616,237	$24,009,920	$7,611,749	$(2,390,243)	$(3,129,908)	$(118,481)	$18,814,017

Net assets:
Beginning of year	$115,305,491	$38,219,298	$79,912,659	$29,296,422	$18,358,466	$10,746,717	$8,230,145	$11,360,053	$51,486,712	$32,672,695
End of year	$143,088,640	$115,305,491	$64,022,576	$79,912,659	$42,368,386	$18,358,466	$5,839,902	$8,230,145	$51,368,231	$51,486,712

Units Transactions:
Beginning of year	10,787,454	3,603,840	7,089,173	2,715,389	1,408,479	867,981	994,748	1,061,619	4,473,960	2,345,719
Purchase	5,477,772	5,836,764	1,906,113	1,586,735	491,134	456,635	174,607	912,922	688,992	1,558,017
Transferred between Sub-Accounts and Fixed Accumulation Account	3,011,665	2,892,131	(2,770,342)	3,101,944	1,556,195	208,648	(61,772)	(816,527)	762,009	875,049
Withdrawn, surrendered and annuitized	(5,751,068)	(1,545,281)	(730,088)	(314,895)	(214,300)	(124,785)	(83,770)	(163,266)	(379,828)	(304,825)
End of year	13,525,823	10,787,454	5,494,856	7,089,173	3,241,508	1,408,479	1,023,813	994,748	5,545,133	4,473,960

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SC6 Sub-Account		SC7 Sub-Account		SC8 Sub-Account		SC9 Sub-Account		SCA Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(35,512)	$(34,511)	$(471,576)	$(259,405)	$(95,703)	$(66,800)	$(21,688)	$(11,647)	$(181,413)	$(190,930)
Net realized gains (losses)	(337,695)	(232,687)	(1,400,119)	(2,895,803)	(873,219)	(31,130)	(668,923)	120,827	(331,103)	229,706
Net unrealized gains (losses)	(821,988)	116,734	(4,816,324)	(122,141)	(848,167)	(233,360)	(759,086)	(321,910)	(804,491)	743,593
Increase (Decrease) in net assets from operations	$(1,195,195)	$(150,464)	$(6,688,019)	$(3,277,349)	$(1,817,089)	$(331,290)	$(1,449,697)	$(212,730)	$(1,317,007)	$782,369

Participant transactions:
Accumulation activity:
Purchase payments received	$643,150	$947,858	$5,946,970	$19,758,608	$988,647	$3,362,647	$515,521	$1,959,323	$1,754,687	$7,620,406
Net transfers between Sub-Accounts and Fixed Account	745,564	545,371	2,439,064	6,911,496	(287,889)	2,705,134	197,281	2,855,193	1,115,688	(420,900)
Withdrawals, surrenders, annuitizations and contract charges	(177,913)	(234,813)	(2,079,264)	(2,055,972)	(788,894)	(223,556)	(404,678)	(402,238)	(1,243,236)	(1,280,293)
Net accumulation activity	$1,210,801	$1,258,416	$6,306,770	$24,614,132	$(88,136)	$5,844,225	$308,124	$4,412,278	$1,627,139	$5,919,213

Annuitization activity:
Annuitizations	$-	$27,210	$-	$97,366	$183	$26,975	$-	$21,702	$-	$44,452
Annuity payments and contract charges	(1,864)	(2,050)	(9,448)	(3,054)	(952)	(253)	(516)	(202)	(2,382)	(417)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	2,983	(3,189)	(50,768)	58,969	2,535	(3,055)	2,337	(2,341)	5,785	(5,190)
Net annuitization activity	$1,119	$21,971	$(60,216)	$153,281	$1,766	$23,667	$1,821	$19,159	$3,403	$38,845
Increase (Decrease) in net assets from participant transactions	$1,211,920	$1,280,387	$6,246,554	$24,767,413	$(86,370)	$5,867,892	$309,945	$4,431,437	$1,630,542	$5,958,058

Increase (Decrease) in net assets	$16,725	$1,129,923	$(441,465)	$21,490,064	$(1,903,459)	$5,536,602	$(1,139,752)	$4,218,707	$313,535	$6,740,427

Net assets:
Beginning of year	$3,569,703	$2,439,780	$32,120,228	$10,630,164	$7,997,588	$2,460,986	$4,530,621	$311,914	$12,795,381	$6,054,954
End of year	$3,586,428	$3,569,703	$31,678,763	$32,120,228	$6,094,129	$7,997,588	$3,390,869	$4,530,621	$13,108,916	$12,795,381

Units Transactions:
Beginning of year	399,721	237,057	3,692,440	1,085,376	771,222	218,554	426,871	27,744	1,179,279	589,160
Purchase	78,622	108,275	731,909	2,229,741	103,920	323,301	53,474	178,433	172,603	756,443
Transferred between Sub-Accounts and Fixed Accumulation Account	105,028	80,935	251,816	623,164	(49,263)	251,685	17,539	259,156	100,922	(37,081)
Withdrawn, surrendered and annuitized	(25,432)	(26,546)	(266,943)	(245,841)	(91,153)	(22,318)	(47,903)	(38,462)	(128,907)	(129,243)
End of year	557,939	399,721	4,409,222	3,692,440	734,726	771,222	449,981	426,871	1,323,897	1,179,279

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SCB Sub-Account		SCC Sub-Account		SCD Sub-Account		SCE Sub-Account		SCF Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)
Operations:
Net investment income (loss)	$(377,029)	$(115,074)	$(13,276)	$(3,396)	$(23,421)	$(11,067)	$(5,508)	$(1,541)	$(76,723)	$(23,452)
Net realized gains (losses)	(431,400)	416,769	(240,791)	(578)	(1,201,719)	9,741	(281,006)	(26,684)	(1,545,825)	(10,597)
Net unrealized gains (losses)	(4,910,400)	827,803	(424,250)	(107,592)	107,959	(107,959)	17,448	(17,453)	(32,833)	32,831
Increase (Decrease) in net assets from operations	$(5,718,829)	$1,129,498	$(678,317)	$(111,566)	$(1,117,181)	$(109,285)	$(269,066)	$(45,678)	$(1,655,381)	$(1,218)

Participant transactions:
Accumulation activity:
Purchase payments received	$7,286,870	$4,993,677	$443,489	$1,417,667	$513,895	$955,770	$138,623	$314,690	$1,270,918	$1,779,346
Net transfers between Sub-Accounts and Fixed Account	24,156,331	10,693,853	519,219	1,090,809	(1,336,034)	1,162,747	(277,503)	155,266	(3,733,354)	2,651,231
Withdrawals, surrenders, annuitizations and contract charges	(2,238,424)	(1,031,713)	(179,186)	(63,551)	(41,582)	(28,330)	(11,521)	(4,811)	(245,506)	(66,036)
Net accumulation activity	$29,204,777	$14,655,817	$783,522	$2,444,925	$(863,721)	$2,090,187	$(150,401)	$465,145	$(2,707,942)	$4,364,541

Annuitization activity:
Annuitizations	$6,757	$22,252	$-	$21,897	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(3,057)	(207)	(147)	(202)	-	-	-	-	-	-
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	3,150	(2,613)	2,332	(2,332)	-	-	-	-	-	-
Net annuitization activity	$6,850	$19,432	$2,185	$19,363	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$29,211,627	$14,675,249	$785,707	$2,464,288	$(863,721)	$2,090,187	$(150,401)	$465,145	$(2,707,942)	$4,364,541

Increase (Decrease) in net assets	$23,492,798	$15,804,747	$107,390	$2,352,722	$(1,980,902)	$1,980,902	$(419,467)	$419,467	$(4,363,323)	$4,363,323

Net assets:
Beginning of year	$19,339,906	$3,535,159	$2,472,871	$120,149	$1,980,902	$-	$419,467	$-	$4,363,323	$-
End of year	$42,832,704	$19,339,906	$2,580,261	$2,472,871	$-	$1,980,902	$-	$419,467	$-	$4,363,323

Units Transactions:
Beginning of year	1,560,208	292,014	237,971	10,689	279,791	-	76,141	-	430,414	-
Purchase	622,579	420,567	45,211	129,684	79,839	130,168	31,995	52,245	137,679	177,368
Transferred between Sub-Accounts and Fixed Accumulation Account	2,499,310	938,148	60,078	103,756	(350,776)	153,710	(104,774)	24,731	(538,768)	260,105
Withdrawn, surrendered and annuitized	(212,885)	(90,521)	(18,928)	(6,158)	(8,854)	(4,087)	(3,362)	(835)	(29,325)	(7,059)
End of year	4,469,212	1,560,208	324,332	237,971	-	279,791	-	76,141	-	430,414

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SCG Sub-Account		SCH Sub-Account		SCI Sub-Account		SCJ Sub-Account	SCK Sub-Account	SCL Sub-Account	SCM Sub-Account
	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Period Ended December 31, 2002	Period Ended December 31, 2001 (a)	Period Ended December 31, 2002 (c)	Period Ended December 31, 2002 (c)	Year Ended December 31, 2002(c)	Period Ended December 31, 2002 (e)
Operations:
Net investment income (loss)	$(26,217)	$(5,864)	$(44,281)	$(208)	$(42,025)	$(12,157)	$(30,078)	$(16,793)	$(9,088)	$(228)
Net realized gains (losses)	(306,876)	(304,826)	(93,940)	(4,309)	(566,365)	(30,173)	(445,030)	(347,530)	(116,851)	(981)
Net unrealized gains (losses)	(13,899)	13,895	(409,925)	57,560	(518,621)	(119,683)	(419,656)	(246,575)	(2,739)	4,217
Increase (Decrease) in net assets from operations	$(346,992)	$(296,795)	$(548,146)	$53,043	$(1,127,011)	$(162,013)	$(894,764)	$(610,898)	$(128,678)	$3,008

Participant transactions:
Accumulation activity:
Purchase payments received	$384,177	$405,199	$1,132,838	$782,239	$1,275,853	$937,098	$1,388,049	$1,467,945	$427,351	$12,447
Net transfers between Sub-Accounts and Fixed Account	(734,471)	715,816	3,037,414	690,792	385,892	1,716,568	5,374,277	3,720,135	1,934,020	121,138
Withdrawals, surrenders, annuitizations and contract charges	(75,829)	(50,950)	(294,783)	(9,444)	(145,566)	(62,355)	(186,344)	(153,106)	(71,480)	(350)
Net accumulation activity	$(426,123)	$1,070,065	$3,875,469	$1,463,587	$1,516,179	$2,591,311	$6,575,982	$5,034,974	$2,289,891	$133,235

Annuitization activity:
Annuitizations	$-	$-	$192	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(155)	-	(2,251)	-	(134)	-	-	-	-	-
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	808	-	-	-	-	-	-	-
Net annuitization activity	$(155)	$-	$(1,251)	$-	$(134)	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$(426,278)	$1,070,065	$3,874,218	$1,463,587	$1,516,045	$2,591,311	$6,575,982	$5,034,974	$2,289,891	$133,235

Increase (Decrease) in net assets	$(773,270)	$773,270	$3,326,072	$1,516,630	$389,034	$2,429,298	$5,681,218	$4,424,076	$2,161,213	$136,243

Net assets:
Beginning of year	$773,270	$-	$1,516,630	$-	$2,429,298	$-	$-	$-	$-	$-
End of year	$-	$773,270	$4,842,702	$1,516,630	$2,818,332	$2,429,298	$5,681,218	$4,424,076	$2,161,213	$136,243

Units Transactions:
Beginning of year	90,980	-	154,774	-	280,389	-	-	-	-	-
Purchase	43,592	47,928	117,198	82,615	162,212	109,046	136,250	141,807	40,533	1,425
Transferred between Sub-Accounts and Fixed Accumulation Account	(125,362)	49,305	311,262	73,169	39,934	178,557	647,050	445,240	251,227	16,854
Withdrawn, surrendered and annuitized	(9,210)	(6,253)	(32,398)	(1,010)	(21,475)	(7,214)	(22,745)	(18,656)	(9,701)	(48)
End of year	-	90,980	550,836	154,774	461,060	280,389	760,555	568,391	282,059	18,231

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

(e) For the period April 29, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the ''Variable Account'') is a separate account of Sun Life of Assurance Company of Canada (U.S.), (the ''Sponsor''), and was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts, Futurity Focus contracts, Futurity Accolade contracts, Futurity Focus II contracts, Futurity III contracts and Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts (collectively, the ''Contracts'') and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the Delaware insurance department.

The assets of the Variable Account are divided into Sub-accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Act of 1940. With respect to the Futurity contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Credit Suisse Institutional Fund, Inc., Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust and Salomon Brothers Variable Series Funds, Inc. With respects to the Futurity II contracts, the Funds are: AIM Variable Insurance Fund, Inc., Arnhold and S. Bleichroader Advisers, Inc., the Alger American Fund, Alliance Variable Products Series Fund, Inc., Credit Suisse Institutional Fund, Inc., Fidelity Variable Insurance Products Funds, First Eagle Variable Fund, Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc., J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Sun Capital Advisers Trust and the Templeton Securities Fund. With respect to the Futurity Focus contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Credit Suisse Institutional Fund, Inc., Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/ Sun Life Series Trust, OCC Accumulation Trust, PIMCO Variable Insurance Trust, Sun Capital Advisers Trust and the Franklin Templeton Variable Insurance Products Trust. With respect to the Futurity Accolade contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, First Eagle Variable Fund, Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc. J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Sun Capital Advisers Trust and the Franklin Templeton Variable Insurance Products Trust. With respects to the Futurity Focus II contracts, Futurity III contracts and Futurity Select Four contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, First Eagle Variable Fund, Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc. J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Sun Capital Advisers Trust and the Franklin Templeton Variable Insurance Products Trust. With respects to the Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts, the Funds are: AIM Variable Insurance Fund, Inc., Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, First Eagle Variable Fund, Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc., Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Sun Capital Advisers Trust and the Franklin Templeton Variable Insurance Products Trust.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Sub-Accounts included in the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6
Futurity contracts	1.25%	-	-	-	-	-
Futurity II contracts	1.25%	-	-	-	-	-
Futurity Focus contracts	1.00%	-	-	-	-	-
Futurity Accolade contracts	1.30%	1.45%	1.55%	1.70%	-	-
Futurity Focus II contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Futurity III contracts	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Futurity Select Four contracts	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%
Futurity Select Four Plus contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%
Futurity Select Seven contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%
Futurity Select Freedom contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
Futurity Select Incentive contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

Each year on the account anniversary, an account administration fee (''Account Fee'') equal to the lesser of $30 in the case of Futurity contracts, $35 in the case of Futurity II contracts, Futurity Accolade contracts and Futurity III contracts and $50 in the case of Futurity Focus contracts, Futurity Focus II contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts or 2% of the participant's account value in Account Years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. As reimbursement for administrative expenses attributable to contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Futurity Select Seven and Futurity Select Incentive and an effective annual rate of 0.20% of the net assets attributable to Futurity Select Four Plus and Futurity Select Freedom contracts.

Massachusetts Financial Services Company is the investment adviser to the MFS/Sun Life Series Trust. Sun Capital Advisers Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .60% to 1.82% and .65% to 1.25% of the Fund's net assets, respectively.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn when applicable, may be deducted to cover certain expenses relating to the sale of Futurity Select Four and Futurity II contracts; 7% for Futurity III contracts and 8% for Futurity, Futurity Focus, Futurity Accolade, Futurity Select Four Plus, Futurity Select Seven and Futurity Select Incentive contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional costs and acquisition expenses.

For the year ended December 31, 2002, the Sponsor received the following amount related to the above mentioned contract and surrender charges. These charges are reflected in the Withdrawals, surrenders and annuitizations line of the Statement of Changes in Net Assets.

	Contract Charges	Surrender Charges
AIM Variable Insurance Fund, Inc.
V.I. Capital Appreciation Fund	$19,838	$18,331
V.I. Growth Fund	25,513	22,517
V.I. Growth and Income Fund	22,553	49,127
V.I. International Equity Fund	18,557	24,784
V.I. Value Fund	1,640	2,590
V.I. International Growth Fund Series 2	-	780
Arnhold and S. Bleichroader Advisers, Inc.
First Eagle SoGen Overseas Variable Fund	1,640	13,128
The Alger American Fund
Growth Portfolio	28,354	63,570
Income and Growth Portfolio	18,662	57,273
Small Capitalization Portfolio	7,118	11,322
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund	1,778	2,852
Technology Fund	754	2,586
Growth and Income Fund	5,967	10,823
Worldwide Privatization Fund	225	258
Quasar Fund	196	26
Credit Suisse Institutional
Emerging Markets Portfolio	831	3,185
International Equity Portfolio	668	1,713

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

Credit Suisse Institutional - continued	Contract Charges	Surrender Charges
Global Post-Venture Capital Portfolio	316	1,103
Small Company Growth Portfolio	1,154	3,278
Fidelity Variable Insurance Products Funds
VIP Contrafund	1,836	9,834
VIP Overseas Fund	4,557	15,347
VIP Growth Fund	8,978	38,396
Franklin Templeton Variable Insurance Products Trust
Foreign Securities Fund Class 2	33	2
Goldman Sachs Variable Insurance Trust
VIT CORE Large Cap Growth Fund	2,541	5,723
VIT CORE Small Cap Equity Fund	2,234	8,622
VIT CORE US Equity Fund	6,682	21,163
VIT Growth and Income Fund	2,607	24,251
VIT International Equity Fund	4,289	15,389
VIT Internet Tollkeeper Fund	-	17
VIT Capital Growth Fund	387	885
INVESCO Variable Investment Funds, Inc.
Dynamics Fund	506	1,557
Small Company Growth Fund	522	627
J.P. Morgan Series Trust II
International Opportunities Portfolio	3,411	6,934
Small Company Portfolio	2,828	7,646
U.S. Disciplined Equity Portfolio	7,019	20,649
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	35,758	174,525
International Portfolio	223	2,141
Mid Cap Value	14,142	39,046
MFS/Sun Life Series Trust
Capital Appreciation Series	10,269	42,351
Capital Appreciation S Class	293	407
Emerging Growth Series	26,516	113,380
Emerging Growth S Class	407	540
Government Securities Series	15,163	165,051
Government Securities S Class	3,548	41,446
High Yield Series	14,817	87,751
High Yield S Class	1,219	5,339
Massachusetts Investors Growth Stock Series	19,581	77,582
Massachusetts Investors Growth Stock S Class	1,591	3,852
Massachusetts Investors Trust Series	13,110	56,998
Massachusetts Investors Trust S Class	1,240	2,191
Money Market	2,209	36,919
New Discovery Series	13,504	46,598
New Discovery S Class	1,630	4,970
Total Return Series	15,290	66,723
Total Return S Class	3,507	20,411
Utilities Series	15,723	67,800
Utilities S Class	804	2,536
OCC Accumulation Trust
Equity Portfolio	3,642	22,614
Managed Portfolio	882	35,741
Mid Cap Portfolio	4,072	15,360
Small Cap Portfolio	2,397	15,877

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued
	Contract Charges	Surrender Charges
PIMCO Variable Insurance Trust
High Yield Portfolio	1,480	2,227
Emerging Markets Bond Portfolio	1,421	7,506
Real Return Portfolio	32	2
Total Return Portfolio	1,240	371
Rydex Variable Trust
Nova Fund	251	1,080
OTC Fund	338	3,919
Salomon Brothers Variable Series Funds, Inc.
Capital Fund	337	1,003
Investors Fund	114	-
Strategic Bond Fund	840	13,422
Total Return Fund	1,243	15,295
Sun Capital Advisers Trust
Sun Capital Money Market Fund	25,125	735,975
Sun Capital Investment Grade Bond Fund	16,363	133,974
Sun Capital Real Estate Fund	12,978	78,496
SC Select Equity Fund	3,021	7,087
SC Blue Chip Mid Cap Fund	20,134	98,374
SC Investors Foundation Fund	1,324	2,193
SC Davis Venture Value Fund	9,300	38,680
SC Davis Financial Fund	2,570	14,704
SC Value Equity Fund	1,757	9,974
SC Value Mid Cap Fund	4,781	31,054
SC Value Small Cap Fund	12,115	43,926
SC Value Managed Fund	624	3,457
SC INVESCO Technology Fund	616	197
SC INVESCO Telecommunications Fund	135	375
SC INVESCO Health Sciences Fund	1,785	1,831
SC INVESCO Energy Fund	603	40
SC Neuberger Berman Mid Cap Value Fund	956	3,957
SC Neuberger Berman Mid Cap Growth Fund	772	1,888
SC Alger Growth Fund	846	1,771
SC Alger Income & Growth Fund	540	2,672
SC Alger Small Capitalization Fund	360	2,237
Sun Capital All Cap Fund	0	0

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year for Futurity, Futurity II, Futurity Focus and Futurity Accolade products and the 2000 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year for Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive products. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-account for the year ended December 31, 2002:
	Purchases	Sales
AIM Variable Insurance Fund, Inc.
V.I. Growth Fund Series 2	$76,960	$302
V.I. Core Equity Fund Series 2	107,313	408
V.I. Capital Appreciation Fund	6,820,929	14,511,060
V.I. Growth Fund	25,808,797	13,802,971
V.I. Growth and Income Fund	4,629,634	15,674,256
V.I. International Equity Fund	126,119,683	144,905,872
V.I. Value Fund	4,954,556	1,568,548
V.I. Capital Appreciation Fund Series 2	122,423	441
V.I. International Growth Fund Series 2	355,688	271,995
V.I. Premier Equity Fund Series 2	48,627	27,823
Arnhold and S. Bleichroader Advisers, Inc.
First Eagle SoGen Overseas Variable Fund	42,440,282	1,883,529
The Alger American Fund
Growth Portfolio	5,581,602	19,949,801
Income and Growth Portfolio	4,382,988	14,958,055
Small Capitalization Portfolio	1,068,715	3,371,813
Alliance Variable Products Series Fund, Inc.
Growth and Income Fund	26,865,493	7,268,836
Premier Growth Fund	5,498,027	2,097,735
Quasar Fund	1,288,689	2,184,249
Technology Fund	1,511,969	507,275
Worldwide Privatization Fund	5,112,941	2,898,349
Credit Suisse Institutional
Emerging Markets Portfolio	187,000	388,456
Global Post-Venture Capital Portfolio	21,165	151,786
International Equity Portfolio	90,303	319,709
Small Company Growth Portfolio	748,573	1,824,831
Fidelity Variable Insurance Products Funds
VIP Contrafund	12,491,565	2,400,286
VIP Growth Fund	34,716,587	20,752,839
VIP Overseas Fund	61,799,805	70,217,117
Franklin Templteton Variable Insurance Products Trust
Growth Securities Fund Class 2	25,365	287
Foreign Securities Fund Class 2	592,140	6,688
Goldman Sachs Variable Insurance Trust
VIT Capital Growth Fund	1,946,497	361,502
VIT CORE Large Cap Growth Fund	2,080,527	21,568,380
VIT CORE Small Cap Equity Fund	1,362,181	3,096,752
VIT CORE US Equity Fund	3,748,449	5,529,624
VIT Growth and Income Fund	700,320	2,178,377
VIT International Equity Fund	886,479	2,765,957
VIT Internet Tollkeeper Fund	121,887	384,931
INVESCO Variable Investment Funds, Inc.
Dynamics Fund	2,485,631	974,904
Small Company Growth Fund	1,543,437	564,293
J.P. Morgan Series Trust II
International Opportunities Portfolio	341,725	2,061,450
Small Company Portfolio	632,469	1,552,912
U.S. Disciplined Equity Portfolio	2,065,940	5,473,008
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	58,609,284	40,781,763
Mid Cap Value	35,646,697	10,230,334
International Portfolio	1,551,770	690,130

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

	Purchases	Sales
MFS/Sun Life Series Trust
Capital Appreciation S Class	6,448,042	5,586,079
Capital Appreciation Series	1,324,738	7,026,405
Emerging Growth S Class	1,465,673	668,315
Emerging Growth Series	5,438,524	17,276,962
Government Securities S Class	38,162,644	8,497,511
Government Securities Series	43,838,501	24,443,952
High Yield S Class	26,427,377	17,102,533
High Yield Series	16,083,584	29,376,126
Massachusetts Investors Growth Stock S Class	7,872,598	1,439,506
Massachusetts Investors Growth Stock Series	6,095,806	15,380,800
Massachusetts Investors Trust S Class	4,157,650	794,066
Massachusetts Investors Trust Series	3,154,177	10,433,000
Money Market Series	5,955,755	7,115,306
New Discovery S Class	18,207,922	1,041,310
New Discovery Series	17,831,634	9,712,793
Total Return S Class	30,263,386	5,167,256
Total Return Series	22,074,985	15,202,399
Utilities S Class	3,679,179	1,623,170
Utilities Series	3,349,179	15,029,426
OCC Accumulation Trust
Equity Portfolio	311,322	3,651,991
Managed Portfolio	133,282	1,061,329
Mid Cap Portfolio	1,422,008	5,937,095
Small Cap Portfolio	3,043,311	4,318,204
PIMCO Variable Insurance Trust
High Yield Portfolio	28,815,120	766,345
Emerging Markets Bond Portfolio	29,753,384	1,329,279
Real Return Portfolio	1,662,858	41,738
Total Return Portfolio	42,839,159	560,519
Rydex Variable Trust
Nova Fund	2,896,088	1,878,436
OTC Fund	2,090,187	1,995,848
Salomon Brothers Variable Series Funds, Inc.
Capital Fund	275,150	364,382
Investors Fund	36,066	60,013
Strategic Bond Fund	1,547,733	1,987,042
Total Return Fund	411,297	1,387,453
Sun Capital Advisers Trust
Sun Capital Money Market Fund	322,135,175	294,346,816
Sun Capital Investment Grade Bond Fund	77,277,722	92,589,889
Sun Capital Real Estate Fund	36,633,836	9,492,598
SC Select Equity Fund	2,511,967	2,423,130
SC Blue Chip Mid Cap Fund	21,689,308	13,409,576
SC Investors Foundation Fund	1,996,774	823,349
SC Davis Venture Value Fund	12,610,536	6,784,790
SC Davis Financial Fund	4,039,172	4,223,780
SC Value Equity Fund	2,356,224	2,070,304
SC Value Mid Cap Fund	9,181,305	7,737,961
SC Value Small Cap Fund	39,403,545	9,952,153
SC Value Managed Fund	2,046,508	1,276,409
SC INVESCO Technology Fund	1,247,854	2,134,996
SC INVESCO Telecommunications Fund	325,997	481,906
SC INVESCO Health Sciences Fund	4,539,055	7,323,720
SC INVESCO Energy Fund	3,647,007	4,099,502
SC Neuberger Berman Mid Cap Value Fund	5,461,865	1,632,736
SC Neuberger Berman Mid Cap Growth Fund	3,226,600	1,752,580
SC Alger Growth Fund	10,041,401	3,495,497
SC Alger Income & Growth Fund	7,692,282	2,674,101
SC Alger Small Capitalization Fund	3,273,238	992,435
Sun Capital All Cap Fund	142,424	9,417

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, the investment income ratio and total return for the year ended December 31, 2002, follows.
At December 31			For year ended December 31
	Unit Fair Value	Net	Investment	Expense Ratio	Total Return
Units	lowest to highest	Assets	Income Ratio*	lowest to highest**	lowest to highest***
AG2
	December 31, 2002	9,933	$ 7.0343	to	$ 10.5140	$72,925	- %	1.35%	to	2.15%	(29.66)%	to	5.14
AG3
	December 31, 2002 (c)	11,314	8.1995	to	10.4956	103,888	0.91	1.35	to	2.05	(18.00)	to	4.96
AI1
	December 31, 2002	4,517,822	4.2491	to	7.9843	26,516,524	-	1.00	to	1.85	(25.76)	to	(25.22)
	December 31, 2001	5,563,655	6.1966	to	11.5712	44,487,725	-	1.15	to	1.85	(24.71)	to	(24.16)
AI2
	December 31, 2002	8,105,745	3.0701	to	5.8045	34,096,185	-	1.00	to	1.85	(32.50)	to	(31.66)
	December 31, 2001	5,978,099	5.1794	to	9.7277	37,503,852	0.20	1.00	to	1.85	(35.12)	to	(34.55)
AI3
	December 31, 2002	5,737,435	4.9221	to	7.9835	36,108,743	0.29	1.00	to	1.85	(17.15)	to	(16.43)
	December 31, 2001	7,175,804	6.3069	to	10.4760	55,463,593	0.05	1.00	to	1.85	(24.27)	to	(23.61)
AI4
	December 31, 2002	4,224,313	4.8618	to	7.6535	25,474,957	0.36	1.00	to	1.85	(17.24)	to	(16.52)
	December 31, 2001	7,454,026	6.5504	to	10.2443	54,183,196	0.35	1.00	to	1.85	(24.96)	to	(24.30)
AI5
	December 31, 2002	824,629	6.0388	to	6.111	5,011,133	0.40	1.15	to	1.85	(31.55)	to	(31.06)
	December 31, 2001 (a)	407,446	7.9492	to	8.9475	3,603,548	0.29	1.15	to	1.85	(11.78)	to	(11.35)
AI7
	December 31, 2002 (c)	14,094	7.4505	to	10.5504	117,551	-	1.1	to	1.90	(25.49)	to	5.50
AI8
	December 31, 2002 (c)	4,093	8.1645	to	9.6921	34,395	0.31	1.35	to	2.15	(18.36)	to	(3.08)
AI9
	December 31, 2002 (c)	2,289	7.0926	to	10.423	18,018	1.52	1.35	to	2.05	(29.07)	to	4.23
SGI
	December 31, 2002 (d)	3,996,990	10.8885	to	11.1493	44,526,797	1.47	1.00	to	2.25	8.88	to	11.49
AL1
	December 31, 2002	8,205,394	4.407	to	8.0565	45,485,920	0.04	1.00	to	1.85	(34.20)	to	(33.66)
	December 31, 2001	10,169,607	7.0163	to	12.8134	87,365,194	0.24	1.00	to	1.85	(13.46)	to	(12.70)
AL2
	December 31, 2002	4,500,052	5.0475	to	9.2993	30,858,383	0.67	1.00	to	1.85	(32.38)	to	(31.79)
	December 31, 2001	5,785,259	7.8053	to	14.2870	59,309,865	0.38	1.00	to	1.85	(15.92)	to	(15.18)
AL3
	December 31, 2002	1,566,452	3.4879	to	5.8292	7,351,571	-	1.00	to	1.85	(28.52)	to	(27.06)
	December 31, 2001	1,962,751	5.2129	to	8.8215	12,963,425	0.06	1.15	to	1.85	(30.83)	to	(30.32)
AN1
	December 31, 2002	1,052,237	5.7871	to	10.3646	6,201,326	-	1.15	to	2.25	(32.12)	to	3.65
	December 31, 2001 (a)	601,780	7.653	to	8.7181	5,144,499	-	1.15	to	1.85	(14.74)	to	(14.33)
AN2
	December 31, 2002	304,747	4.5958	to	10.525	1,440,238	-	1.15	to	2.05	(42.89)	to	5.25
	December 31, 2001 (a)	157,358	6.9178	to	8.2622	1,269,256	-	1.15	to	1.85	(19.53)	to	(19.15)
AN3
	December 31, 2002	3,865,669	7.0422	to	10.5259	27,536,338	0.58	1.00	to	2.05	(28.86)	to	5.26
	December 31, 2001 (a)	1,689,129	8.4391	to	9.3829	15,672,268	0.05	1.15	to	1.85	(7.70)	to	(7.26)
AN4
	December 31, 2002	287,342	8.0044	to	10.2672	2,363,754	2.18	1.15	to	2.05	(10.75)	to	2.67
	December 31, 2001 (a)	37,676	6.7392	to	9.2621	321,781	0.01	1.15	to	1.85	(14.82)	to	(14.41)
AN5
	December 31, 2002	75,132	6.251	to	10.4054	483,853	-	1.15	to	1.85	(33.32)	to	4.05
	December 31, 2001 (a)	207,369	7.363	to	9.3784	1,950,541	-	1.15	to	1.85	(6.25)	to	(5.80)
CS1
	December 31, 2002	107,756	6.9038	to	9.839	975,201	0.18	1.00	to	1.40	(12.80)	to	(12.57)
	December 31, 2001	124,190	8.3385	to	11.8873	1,308,142	-	1.15	to	1.85	(10.92)	to	(10.68)
CS2
	December 31, 2002	76,619	6.0714	to	6.9377	508,636	-	1.00	to	1.40	(21.03)	to	(20.82)
	December 31, 2001	104,918	8.3953	to	9.5960	883,610	-	1.15	to	1.85	(29.64)	to	(29.45)
CS3
	December 31, 2002	43,870	5.4371	to	6.6239	280,672	-	1.00	to	1.40	(35.08)	to	(34.91)
	December 31, 2001	58,715	9.3337	to	11.3746	576,848	-	1.15	to	1.40	(23.27)	to	(23.16)
CS4
	December 31, 2002	139,231	6.4522	to	8.0857	1,045,016	-	1.00	to	1.40	(34.62)	to	(34.45)
	December 31, 2001	252,504	9.7884	to	12.2702	2,952,097	-	1.15	to	1.85	(17.19)	to	(16.97)
FL1
	December 31, 2002	1,422,859	8.3687	to	10.3067	12,043,799	0.37	1.15	to	2.25	(13.61)	to	3.07
	December 31, 2001 (a)	301,559	8.2113	to	9.5741	2,851,982	-	1.15	to	1.85	(5.68)	to	(5.23)

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
At December 31			For year ended December 31
	Unit Fair Value	Net	Investment	Expense Ratio	Total Return
Units	lowest to highest	Assets	Income Ratio*	Lowest to highest**	lowest to highest***
FL2
	December 31, 2002	923,348	6.2595	to	9.8147	5,872,825	0.73	1.15	to	2.25	(22.98)	to	(1.85)
	December 31, 2001 (a)	2,991,637	7.4421	to	8.5233	24,051,764	-	1.15	to	1.85	(19.82)	to	(19.44)
FL3
	December 31, 2002	5,065,258	5.9183	to	10.4634	30,420,886	0.12	1.15	to	2.25	(32.04)	to	4.63
	December 31, 2001 (a)	3,773,079	7.7787	to	8.8778	32,730,723	-	1.15	to	1.85	(13.49)	to	(13.08)
FTG
	December 31, 2002 (d)	2,357	10.0133	to	10.5995	24,668	-	1.00	to	2.30	0.13	to	5.99
FTI
	December 31, 2002 (d)	54,719	10.4408	to	10.4595	572,025	-	1.00	to	2.30	4.41	to	4.59
GS1
	December 31, 2002	-				-	-	1.00	to	1.85
	December 31, 2001	2,906,746	5.5990	to	9.3984	21,570,379	0.03	1.15	to	1.85	(22.24)	to	(21.67)
GS2
	December 31, 2002	505,836	7.9514	to	11.0207	4,909,310	0.23	1.00	to	1.85	(17.12)	to	(15.93)
	December 31, 2001	668,766	9.0737	to	12.4635	7,691,027	0.31	1.15	to	1.85	2.58	to	3.33
GS3
	December 31, 2002	1,993,373	5.7633	to	10.6802	14,150,917	0.55	1.00	to	2.05	(23.34)	to	6.80
	December 31, 2001	2,154,860	7.7804	to	11.1917	20,333,064	0.44	1.15	to	1.85	(13.58)	to	(12.95)
GS4
	December 31, 2002	703,658	7.0501	to	8.2167	5,375,072	1.34	1.00	to	1.85	(12.98)	to	(12.35)
	December 31, 2001	887,554	8.2218	to	9.6366	7,760,248	0.45	1.15	to	1.85	(11.03)	to	(10.37)
GS5
	December 31, 2002	1,048,203	5.2595	to	7.2798	6,737,841	0.98	1.00	to	1.85	(19.85)	to	(19.27)
	December 31, 2001	1,311,340	7.2538	to	9.9775	10,458,720	1.45	1.15	to	1.85	(23.71)	to	(23.15)
GS6
	December 31, 2002	-				-	-	1.15	to	1.85
	December 31, 2001 (a)	46,526	6.545	to	7.6518	335,126	-	1.15	to	1.85	(28.17)	to	(27.82)
GS7
	December 31, 2002	294,424	6.5275	to	10.6221	1,951,108	0.27	1.15	to	2.05	(26.45)	to	6.22
	December 31, 2001 (a)	90,647	8.5073	to	9.0546	798,856	0.23	1.15	to	1.85	(12.08)	to	(11.69)
IV1
	December 31, 2002	393,726	5.3748	to	10.9025	2,135,358	-	1.15	to	2.05	(34.08)	to	9.02
	December 31, 2001 (a)	170,065	7.2534	to	8.3429	1,371,474	-	1.15	to	1.85	(19.59)	to	(19.20)
IV2
	December 31, 2002	227,469	5.9564	to	10.6445	1,374,325	-	1.15	to	2.05	(32.39)	to	6.45
	December 31, 2001 (a)	105,665	7.4813	to	8.7461	933,440	-	1.15	to	1.85	(11.90)	to	(11.48)
JP1
	December 31, 2002	1,646,234	5.4944	to	7.1758	11,099,926	0.05	1.00	to	1.85	(26.02)	to	(25.48)
	December 31, 2001	2,063,692	7.7128	to	10.1168	18,832,702	0.48	1.15	to	1.85	(13.55)	to	(12.92)
JP2
	December 31, 2002	691,691	5.4639	to	7.5437	4,472,500	0.49	1.00	to	1.85	(19.82)	to	(19.24)
	December 31, 2001	915,732	7.2397	to	10.0974	7,427,975	0.95	1.15	to	1.85	(20.65)	to	(20.07)
JP3
	December 31, 2002	565,247	5.93	to	9.4647	4,418,747	0.21	1.00	to	1.85	(23.10)	to	(22.54)
	December 31, 2001	664,931	7.6661	to	12.2520	6,757,718	0.04	1.15	to	1.85	(9.74)	to	(9.08)
LA1
	December 31, 2002	12,899,028	7.773	to	10.7219	116,450,425	0.51	1.00	to	2.25	(22.27)	to	7.22
	December 31, 2001 (a)	11,399,173	9.8977	to	12.8855	130,365,761	0.85	1.00	to	1.85	(8.45)	to	(7.66)
LA2
	December 31, 2002	4,868,436	8.3835	to	10.6794	44,797,324	0.69	1.00	to	2.25	(16.17)	to	6.79
	December 31, 2001 (a)	2,281,117	8.9499	to	9.9510	23,695,759	0.84	1.15	to	1.85	3.44	to	3.90
LA3
	December 31, 2002	158,181	6.341	to	8.2983	1,021,388	1.23	1.00	to	1.85	(19.23)	to	(17.02)
	December 31, 2001	42,292	7.0106	to	8.9279	332,937	0.29	1.15	to	1.85	(21.47)	to	(21.12)
CAS
	December 31, 2002	2,385,864	3.7729	to	6.3834	12,330,965	0.18	1.00	to	1.85	(33.64)	to	(33.06)
	December 31, 2001	3,296,185	6.1469	to	10.5012	25,983,854	0.36	1.00	to	1.85	(26.71)	to	(26.07)
EGS
	December 31, 2002	4,741,685	3.215	to	7.0556	23,694,820	-	1.00	to	1.85	(35.40)	to	(34.92)
	December 31, 2001	6,733,222	5.6007	to	12.2101	52,492,438	-	1.15	to	1.85	(35.80)	to	(35.33)
GSS
	December 31, 2002	6,101,434	11.8031	to	12.9882	75,660,507	4.17	1.00	to	1.85	7.77	to	8.70
	December 31, 2001	4,640,049	10.7500	to	11.6010	53,198,300	5.16	1.10	to	1.85	5.45	to	6.37
HYS
	December 31, 2002	2,506,679	9.2399	to	9.9067	24,127,067	11.38	1.00	to	1.85	0.85	to	1.53
	December 31, 2001	4,366,787	9.3145	to	9.8965	41,407,521	8.60	1.15	to	1.85	(0.14)	to	0.59
M1A
	December 31, 2002	2,563,610	6.6708	to	10.2978	17,299,280	-	1.00	to	2.25	(34.89)	to	2.98
	December 31, 2001 (b)	234,663	8.0788	to	9.9670	2,417,131	-	1.15	to	1.85	2.86	to	3.12

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
At December 31			For year ended December 31
	Unit Fair Value	Net	Investment	Expense Ratio	Total Return
Units	lowest to highest	Assets	Income Ratio*	Lowest to highest**	lowest to highest***
M1B
	December 31, 2002	1,096,685	6.8823	to	10.2544	7,605,453	0.12	1.00	to	2.05	(30.61)	to	2.54
	December 31, 2001 (b)	352,547	8.0479	to	9.8053	3,443,901	-	1.15	to	1.85	(2.45)	to	(2.21)
MFC
	December 31, 2002	1,187,722	9.9081	to	10.6129	11,857,623	9.95	1.15	to	2.25	(0.24)	to	6.13
	December 31, 2001 (b)	375,235	8.4040	to	9.8255	3,706,867	-	1.15	to	1.85	(1.34)	to	(1.09)
MFD
	December 31, 2002	175,129	6.4212	to	7.0533	1,134,232	0.16	1.15	to	2.05	(35.57)	to	(29.47)
	December 31, 2001 (b)	75,869	7.6216	to	9.8565	737,135	-	1.15	to	1.85	(2.96)	to	(2.75)
MFE
	December 31, 2002	510,083	6.6338	to	11.0756	3,420,665	4.08	1.15	to	2.25	(33.11)	to	10.76
	December 31, 2001 (b)	282,084	7.5521	to	9.2085	2,517,114	-	1.15	to	1.85	(10.89)	to	(10.67)
MFF
	December 31, 2002	196,254	6.2456	to	10.4752	1,243,360	-	1.15	to	2.15	(37.03)	to	4.75
	December 31, 2001 (b)	100,216	7.8897	to	9.2854	973,048	-	1.15	to	1.85	(3.06)	to	(2.83)
MFJ
	December 31, 2002	3,318,943	8.9888	to	10.5296	30,878,557	2.83	1.00	to	2.10	(10.11)	to	5.30
	December 31, 2001 (b)	869,203	8.1437	to	9.7889	8,657,514	-	1.15	to	1.85	(0.53)	to	(0.29)
MFK
	December 31, 2002	3,416,760	10.2177	to	10.9818	37,239,740	3.48	1.00	to	2.25	2.18	to	8.42
	December 31, 2001 (b)	628,219	8.4902	to	10.2440	6,351,596	-	1.15	to	1.85	0.99	to	1.24
MFL
	December 31, 2002	656,869	7.4454	to	10.4542	4,924,354	0.97	1.15	to	2.05	(23.48)	to	4.54
	December 31, 2001 (b)	276,474	7.8888	to	9.6608	2,671,470	-	1.15	to	1.85	(3.49)	to	(3.26)
MIS
	December 31, 2002	5,812,738	4.4535	to	6.3607	31,031,630	0.15	1.00	to	1.85	(29.39)	to	(28.78)
	December 31, 2001	7,310,990	6.8988	to	9.7996	55,294,423	0.11	1.10	to	1.85	(26.29)	to	(25.65)
MIT
	December 31, 2002	3,718,258	6.1229	to	7.2574	24,563,903	1.07	1.00	to	1.85	(22.69)	to	(22.12)
	December 31, 2001	4,731,430	8.3767	to	9.9278	40,259,945	0.77	1.15	to	1.85	(17.30)	to	(16.70)
MMS
	December 31, 2002	496,876	11.3710			5,650,249	1.27		1.40		(0.12)
	December 31, 2001	598,302	11.2904			6,809,800	3.44		1.25		2.34
NWD
	December 31, 2002	4,545,469	5.2153	to	9.6919	31,691,182	-	1.00	to	1.85	(34.69)	to	(34.13)
	December 31, 2001	3,148,941	7.8672	to	14.4709	34,145,689	-	1.00	to	1.85	(6.88)	to	(6.07)
TRS
	December 31, 2002	4,565,050	9.4901	to	11.0783	47,864,709	3.16	1.00	to	1.85	(7.46)	to	(6.66)
	December 31, 2001	4,188,905	10.2072	to	11.8762	47,271,929	3.01	1.1	to	1.85	(1.36)	to	(0.50)
UTS
	December 31, 2002	3,365,478	5.3699	to	8.0597	23,176,843	3.80	1.00	to	1.85	(25.26)	to	(24.72)
	December 31, 2001	5,070,993	8.4643	to	12.6248	46,649,921	3.77	1.15	to	1.85	(25.72)	to	(25.18)
OP1
	December 31, 2002	687,993	7.8992	to	8.2355	5,675,742	1.01	1.00	to	1.85	(22.87)	to	(22.31)
	December 31, 2001	1,054,691	10.7412	to	11.2525	11,224,190	0.93	1.15	to	1.85	(13.15)	to	(8.08)
OP2
	December 31, 2002	579,459	13.9078	to	15.2044	8,615,606	-	1.00	to	1.85	(8.85)	to	(8.19)
	December 31, 2001	900,726	14.3036	to	15.6418	14,564,433	0.21	1.15	to	1.85	4.58	to	5.34
OP3
	December 31, 2002	330,269	9.383	to	12.6653	3,660,269	0.08	1.00	to	1.85	(23.09)	to	(22.53)
	December 31, 2001	536,606	11.3704	to	15.2911	7,470,840	1.07	1.15	to	1.85	6.32	to	7.09
OP4
	December 31, 2002	206,097	8.6487	to	9.0659	1,860,060	2.18	1.00	to	1.85	(18.42)	to	(17.83)
	December 31, 2001	304,247	10.9367	to	11.5107	3,346,490	2.37	1.15	to	1.85	(6.44)	to	(6.00)
PHY
	December 31, 2002 (d)	2,764,653	10.8107	to	10.9945	29,938,965	10.40	1.00	to	2.30	8.11	to	9.95
PMB
	December 31, 2002 (d)	2,694,865	11.2045	to	11.6365	31,322,058	7.96	1.00	to	2.30	12.04	to	16.37
PRR
	December 31, 2002 (d)	161,628	10.0645	to	10.0894	1,660,281	3.29	1.00	to	2.30	0.64	to	0.89
PTR
	December 31, 2002 (d)	4,171,216	10.1935	to	10.4195	42,621,301	4.28	1.00	to	2.30	1.93	to	4.20
RX1
	December 31, 2002	178,307	5.1947	to	6.3585	937,500	3.43	1.15	to	2.05	(36.92)	to	(36.42)
	December 31, 2001 (a)	25,047	7.5481	to	9.1202	206,738	3.83	1.40	to	1.85	(17.65)	to	(17.34)
RX2
	December 31, 2002	184,922	4.7490	to	11.2833	905,669	-	1.15	to	1.90	(41.43)	to	12.83
	December 31, 2001 (a)	207,526	6.4472	to	8.2307	1,646,368	-	1.40	to	1.85	(20.84)	to	(20.49)

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
At December 31			For year ended December 31
	Unit Fair Value	Net	Investment	Expense Ratio	Total Return
Units	lowest to highest	Assets	Income Ratio*	lowest to highest**	lowest to highest***
SB1
	December 31, 2002	50,322	11.3073			569,133	0.36		1.40		(25.10)
	December 31, 2001	58,507	15.3706			895,117	1.06		1.40		(0.84)
SB2
	December 31, 2002	44,173	9.1789			405,465	1.10		1.40		(24.11)
	December 31, 2001	46,806	12.4261			566,123	0.77		1.40		(5.48)
SB3
	December 31, 2002	266,350	12.4412			3,343,591	4.55		1.40			7.34
	December 31, 2001	312,493	11.3543			3,651,666	4.01		1.40			5.43
SB4
	December 31, 2002	280,674	9.6453			2,719,538	1.25		1.40		(8.15)
	December 31, 2001	377,628	10.5189			3,979,916	2.50		1.40		(2.18)
SC1
	December 31, 2002	13,525,823	9.9092	to	11.0128	143,088,640	1.11	1.00	to	2.25	(0.91)	to	0.11
	December 31, 2001	10,787,454	10.9209	to	10.6595	115,305,491	3.13	1.00	to	1.85	1.66	to	2.55
SC2
	December 31, 2002	5,494,856	10.3315	to	11.893	64,022,576	5.62	1.00	to	2.25	3.25	to	4.00
	December 31, 2001	7,089,173	10.7052	to	11.2878	79,912,659	6.01	1.15	to	1.85	5.24	to	6.01
SC3
	December 31, 2002	3,241,508	9.5184	to	15.1589	42,368,386	6.02	1.00	to	2.25	(4.82)	to	6.17
	December 31, 2001	1,408,479	11.0724	to	13.8086	18,358,466	5.46	1.15	to	1.85	10.47	to	11.27
SC4
	December 31, 2002	1,023,813	4.7131	to	10.9474	5,839,902	0.15	1.00	to	2.05	(29.21)	to	9.47
	December 31, 2001	994,748	6.7732	to	10.2515	8,230,145	0.24	1.15	to	1.85	(17.81)	to	(17.20)
SC5
	December 31, 2002	5,545,133	7.4927	to	13.0085	51,368,231	-	1.00	to	2.25	(19.65)	to	4.75
	December 31, 2001	4,473,960	8.7568	to	15.1331	51,486,712	-	1.00	to	1.85	(5.06)	to	(4.24)
SC6
	December 31, 2002	557,939	5.8981	to	7.5365	3,586,428	0.49	1.00	to	2.05	(26.23)	to	(24.63)
	December 31, 2001	399,721	8.1455	to	10.3172	3,569,703	0.36	1.15	to	1.85	(9.64)	to	(8.98)
SC7
	December 31, 2002	4,409,222	7.0467	to	10.5355	31,678,763	0.00	1.00	to	2.15	(17.84)	to	5.35
	December 31, 2001	3,692,440	8.5577	to	9.0832	32,120,228	0.53	1.00	to	1.85	(12.27)	to	(11.51)
SC8
	December 31, 2002	734,726	7.5318	to	10.6525	6,094,129	0.15	1.00	to	2.05	(19.97)	to	6.53
	December 31, 2001	771,222	9.4147	to	10.4689	7,997,588	-	1.15	to	1.85	(8.33)	to	(7.66)
SC9
	December 31, 2002	449,981	6.5312	to	10.4313	3,390,869	0.79	1.00	to	2.05	(28.84)	to	4.31
	December 31, 2001	426,871	9.3753	to	11.1956	4,530,621	0.90	1.15	to	1.85	(4.37)	to	(3.68)
SCA
	December 31, 2002	1,323,897	8.8617	to	11.2852	13,108,916	0.06	1.00	to	2.05	(11.38)	to	12.85
	December 31, 2001	1,179,279	9.7186	to	10.2926	12,795,381	0.02	1.15	to	1.85	4.85	to	5.60
SCB
	December 31, 2002	4,469,212	7.2585	to	10.2435	42,832,704	-	1.00	to	2.25	(27.42)	to	1.30
	December 31, 2001	1,560,208	10.1641	to	12.175	19,339,906	0.03	1.15	to	1.85	6.89	to	7.66
SCC
	December 31, 2002	324,332	7.0803	to	9.8556	2,580,261	0.85	1.00	to	2.05	(23.10)	to	(1.44)
	December 31, 2001	237,971	9.3713	to	10.9697	2,472,871	1.12	1.15	to	1.85	(7.81)	to	(7.15)
SCD
	December 31, 2002	-				-	-	1.15	to	1.85
	December 31, 2001 (a)	279,791	5.9838	to	8.0371	1,980,902	-	1.15	to	1.85	(85.25)	to	(29.12)
SCE
	December 31, 2002	-				-	-	1.15	to	1.85
	December 31, 2001 (a)	76,141	5.2615	to	6.6239	419,467	-	1.15	to	1.85	(45.04)	to	(44.78)
SCF
	December 31, 2002	-				-	-	1.15	to	2.05
	December 31, 2001 (a)	430,414	8.7867	to	10.1927	4,363,323	-	1.15	to	1.85	(23.95)	to	1.59
SCG
	December 31, 2002	-				-	-	1.15	to	2.25
	December 31, 2001 (a)	90,980	7.4007	to	8.7894	773,270	0.10	1.15	to	1.85	(15.25)	to	(14.84)
SCH
	December 31, 2002	550,836	8.4919	to	10.3759	4,842,702	0.16	1.15	to	2.25	(15.08)	to	3.76
	December 31, 2001 (a)	154,774	8.1066	to	9.6479	1,516,630	0.63	1.15	to	1.85	(2.28)	to	(1.81)
SCI
	December 31, 2002	461,060	5.9962	to	10.523	2,818,332	-	1.05	to	2.10	(31.29)	to	5.23
	December 31, 2001 (a)	280,389	7.5155	to	9.3302	2,429,298	-	1.15	to	1.85	(13.60)	to	(13.19)
SCJ
	December 31, 2002 (c)	760,555	7.0143	to	10.0953	5,681,218	0.14	1.00	to	2.05	(29.86)	to	0.95

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
At December 31			For year ended December 31
	Unit Fair Value	Net	Investment	Expense Ratio	Total Return
Units	lowest to highest	Assets	Income Ratio*	lowest to highest**	lowest to highest***
SCK
	December 31, 2002 (c)	568,391	7.2646	to	10.1942	4,424,076	0.48	1.00	to	2.05	(27.35)	to	1.94
SCL
	December 31, 2002 (c)	282,059	7.4789	to	10.6145	2,161,213	-	1.00	to	2.05	(25.21)	to	6.15
SCM
	December 31, 2002 (e)	18,231	7.4631	to	7.4912	136,243	0.75	1.30	to	1.85	(25.37)	to	(25.09)

* Represents the dividends, excluding distributions of capital gains, receive by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(b) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

(e) For the period April 29, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.
Appendix B (Regatta Choice)

Condensed Financial Information - Accumulation Unit Values

The following information should be read in conjunction with the Variable Account's Financial Statements appearing the Statement of Additional Information.

		Accumulation	Accumulation	Number of
		Unit Value	Unit Value	Accumulation
		Beginning	End	Units End
	Year	of Year	of Year	of Year
Bond S Class - Level 2
	2002	10.0810	10.8892	388,977
	2001	10.0000	10.0810	73,400

Bond S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Bond S Class - Level 4
	2002	10.0757	10.8670	268,843
	2001	10.0000	10.0757	106,644

Bond S Class - Level 5
	2002	10.0722	10.8522	251,676
	2001	10.0000	10.0722	87,054

Bond Series - Level 2
	2002	11.2243	12.1594	675,415
	2001	10.5347	11.2243	518,393
	2000	10.0000	10.5347	62,271

Bond Series - Level 3
	2002	11.2080	12.1295	125,087
	2001	10.5300	11.2080	115,086
	2000	10.0000	10.5300	29,888

Bond Series - Level 4
	2002	11.1998	12.1144	584,110
	2001	10.5277	11.1998	568,948
	2000	10.0000	10.5277	41,361

Bond Series - Level 5
	2002	11.1834	12.0844	1,083,642
	2001	10.5230	11.1834	977,136
	2000	10.0000	10.5230	128,272

Capital Appreciation S Class - Level 2
	2002	9.7249	6.4830	418,181
	2001	10.0000	9.7249	102,569

Capital Appreciation S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Capital Appreciation S Class - Level 4
	2002	9.7198	6.4698	243,518
	2001	10.0000	9.7198	55,862

Capital Appreciation S Class - Level 5
	2002	9.7164	6.4609	393,716
	2001	10.0000	9.7164	109,690

Capital Appreciation Series - Level 2
	2002	5.9683	3.9889	1,738,596
	2001	8.0848	5.9683	1,733,022
	2000	10.0000	8.0848	358,590

Capital Appreciation Series - Level 3
	2002	5.9595	3.9790	162,378
	2001	8.0813	5.9595	157,726
	2000	10.0000	8.0813	144,013

Capital Appreciation Series - Level 4
	2002	5.9551	3.9741	1,664,301
	2001	8.0795	5.9551	2,062,595
	2000	10.0000	8.0795	621,987

Capital Appreciation Series - Level 5
	2002	5.9464	3.9642	3,632,175
	2001	8.0759	5.9464	3,780,049
	2000	10.0000	8.0759	1,152,866

Capital Opportunities S Class - Level 2
	2002	9.5201	6.5364	224,433
	2001	10.0000	9.5201	79,372

Capital Opportunities S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Capital Opportunities S Class - Level 4
	2002	9.5151	6.5230	181,435
	2001	10.0000	9.5151	71,945

Capital Opportunities S Class - Level 5
	2002	9.5118	6.5141	164,551
	2001	10.0000	9.5118	53,288

Capital Opportunities Series - Level 2
	2002	5.9683	4.1954	1,312,032
	2001	8.2203	5.9683	1,733,022
	2000	10.0000	8.2203	542,845

Capital Opportunities Series - Level 3
	2002	5.9595	4.1850	305,821
	2001	8.2166	5.9595	157,726
	2000	10.0000	8.2166	168,372
Capital Opportunities Series - Level 4
	2002	5.9551	4.1798	1,877,831
	2001	8.2147	5.9551	2,062,595
	2000	10.0000	8.2147	974,321

Capital Opportunities Series - Level 5
	2002	5.9464	4.1694	3,952,860
	2001	8.2110	5.9464	3,780,049
	2000	10.0000	8.2110	2,057,010

Emerging Growth S Class - Level 2
	2002	9.7174	6.3058	174,754
	2001	10.0000	9.7174	43,745

Emerging Growth S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Emerging Growth S Class - Level 4
	2002	9.7123	6.2929	134,393
	2001	10.0000	9.7123	46,297

Emerging Growth S Class - Level 5
	2002	9.7089	6.2843	187,281
	2001	10.0000	9.7089	80,752

Emerging Growth Series - Level 2
	2002	5.0222	3.2678	1,691,153
	2001	7.7668	5.0222	1,966,299
	2000	10.0000	7.7668	564,969

Emerging Growth Series - Level 3
	2002	5.0148	3.2596	625,165
	2001	7.7632	5.0148	648,448
	2000	10.0000	7.7632	167,798

Emerging Growth Series - Level 4
	2002	5.0111	3.2556	1,742,717
	2001	7.7615	5.0111	2,326,131
	2000	10.0000	7.7615	913,512

Emerging Growth Series - Level 5
	2002	5.0037	3.2475	4,492,842
	2001	7.7579	5.0037	5,444,437
	2000	10.0000	7.7579	2,170,423

Emerging Markets Equity S Class - Level 2
	2002	10.3266	9.9916	14,532
	2001	10.0000	10.3266	2,009

Emerging Markets Equity S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Emerging Markets Equity S Class - Level 4
	2002	10.3212	9.9711	8,036
	2001	10.0000	10.3212	2,101

Emerging Markets Equity S Class - Level 5
	2002	10.3176	9.9575	8,678
	2001	10.0000	10.3176	1,144

Emerging Markets Equity Series - Level 2
	2002	7.9816	7.7369	97,610
	2001	8.1595	7.9816	90,757
	2000	10.0000	8.1595	16,933

Emerging Markets Equity Series - Level 3
	2002	7.9699	7.7178	16,685
	2001	8.1559	7.9699	25,552
	2000	10.0000	8.1559	20,014

Emerging Markets Equity Series - Level 4
	2002	7.9640	7.7082	95,419
	2001	8.1540	7.9640	108,814
	2000	10.0000	8.1540	50,636

Emerging Markets Equity Series - Level 5
	2002	7.9524	7.6891	236,222
	2001	8.1504	7.9524	250,796
	2000	10.0000	8.1504	105,050

Global Asset Allocation S Class - Level 2
	2002	9.7621	8.9612	41,605
	2001	10.0000	9.7621	13,530

Global Asset Allocation S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Global Asset Allocation S Class - Level 4
	2002	9.7570	8.9429	12,983
	2001	10.0000	9.7570	1,910

Global Asset Allocation S Class - Level 5
	2002	9.7536	8.9307	15,455
	2001	10.0000	9.7536	4,902

Global Asset Allocation Series - Level 2
	2002	8.6173	7.9293	47,798
	2001	9.5718	8.6173	52,318
	2000	10.0000	9.5718	11,274

Global Asset Allocation Series - Level 3
	2002	8.6052	7.9101	19,687
	2001	9.5681	8.6052	19,687
	2000	10.0000	9.5681	9,347

Global Asset Allocation Series - Level 4
	2002	8.5991	7.9005	89,624
	2001	9.5662	8.5991	76,487
	2000	10.0000	9.5662	15,475

Global Asset Allocation Series - Level 5
	2002	8.5869	7.8813	133,488
	2001	9.5625	8.5869	140,266
	2000	10.0000	9.5625	38,826

Global Governments S Class - Level 2
	2002	9.7200	11.5577	43,653
	2001	10.0000	9.7200	2,392

Global Governments S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Global Governments S Class - Level 4
	2002	9.7149	11.5342	13,639
	2001	10.0000	9.7149	2,495

Global Governments S Class - Level 5
	2002	9.7115	11.5184	9,489
	2001	10.0000	9.7115	1,446

Global Governments Series - Level 2
	2002	9.9375	11.8488	76,123
	2001	10.2736	9.9375	45,747
	2000	10.0000	10.2736	10,314

Global Governments Series - Level 3
	2002	9.9230	11.8196	31,292
	2001	10.2690	9.9230	51,450
	2000	10.0000	10.2690	12,317

Global Governments Series - Level 4
	2002	9.9157	11.8050	78,782
	2001	10.2667	9.9157	37,377
	2000	10.0000	10.2667	12,672

Global Governments Series - Level 5
	2002	9.9012	11.7757	160,783
	2001	10.2622	9.9012	129,687
	2000	10.0000	10.2622	54,231

Global Growth S Class - Level 2
	2002	9.6823	7.6887	45,968
	2001	10.0000	9.6823	8,845

Global Growth S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Global Growth S Class - Level 4
	2002	9.6772	7.6729	41,531
	2001	10.0000	9.6772	6,914

Global Growth S Class - Level 5
	2002	9.6738	7.6624	67,839
	2001	10.0000	9.6738	29,671

Global Growth Series - Level 2
	2002	7.0742	5.6383	408,379
	2001	8.9115	7.0742	428,637
	2000	10.0000	8.9115	155,157

Global Growth Series - Level 3
	2002	7.0639	5.6244	20,123
	2001	8.9077	7.0639	25,432
	2000	10.0000	8.9077	4,354

Global Growth Series - Level 4
	2002	7.0588	5.6175	425,714
	2001	8.9058	7.0588	548,663
	2000	10.0000	8.9058	201,984

Global Growth Series - Level 5
	2002	7.0486	5.6037	634,629
	2001	8.9020	7.0486	784,293
	2000	10.0000	8.9020	376,659

Global Telecommunications S Class - Level 2
	2002	9.4331	5.6347	6,951
	2001	10.0000	9.4331	1,023

Global Telecommunications S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Global Telecommunications S Class - Level 4
	2002	9.4282	5.6231	7,328
	2001	10.0000	9.4282	4,120

Global Telecommunications S Class - Level 5
	2002	9.4248	5.6154	7,097
	2001	10.0000	9.4248	2,758

Global Telecommunications Series - Level 2
	2002	4.2126	2.5197	55,883
	2001	7.2886	4.2126	74,165
	2000	10.0000	7.2886	11,107

Global Telecommunications Series - Level 3
	2002	4.2071	2.5138	3,780
	2001	7.2865	4.2071	17,956
	2000	10.0000	7.2865	9,402

Global Telecommunications Series - Level 4
	2002	4.2043	2.5109	41,917
	2001	7.2854	4.2043	34,566
	2000	10.0000	7.2854	3,533

Global Telecommunications Series - Level 5
	2002	4.1987	2.5050	44,697
	2001	7.2832	4.1987	59,757
	2000	10.0000	7.2832	14,516

Global Total Return S Class - Level 2
	2002	9.7518	9.6785	80,006
	2001	10.0000	9.7518	32,456

Global Total Return S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Global Total Return S Class - Level 4
	2002	9.7467	9.6588	44,498
	2001	10.0000	9.7467	21,317

Global Total Return S Class- Level 5
	2002	9.7433	9.6456	31,335
	2001	10.0000	9.7433	7,957

Global Total Return Series - Level 2
	2002	9.2435	9.1922	100,244
	2001	9.9684	9.2435	86,849
	2000	10.0000	9.9684	6,315

Global Total Return Series - Level 3
	2002	0	9.1702	12,864
	2001	9.9648	0	0
	2000	10.0000	9.9648	0

Global Total Return Series - Level 4
	2002	9.2244	9.1592	129,638
	2001	9.9630	9.2244	121,257
	2000	10.0000	9.9630	25,601

Global Total Return Series - Level 5
	2002	9.2116	9.1372	199,870
	2001	9.9593	9.2116	124,339
	2000	10.0000	9.9593	20,862

Government Securities S Class - Level 2
	2002	10.1238	10.9594	1,072,889
	2001	10.0000	10.1238	226,581

Government Securities S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Government Securities S Class - Level 4
	2002	10.1185	10.9370	862,933
	2001	10.0000	10.1185	187,842

Government Securities S Class - Level 5
	2002	10.1149	10.9221	679,375
	2001	10.0000	10.1149	208,275

Government Securities Series - Level 2
	2002	11.2855	12.2492	1,535,010
	2001	10.6258	11.2855	1,306,150
	2000	10.0000	10.6258	173,385

Government Securities Series - Level 3
	2002	11.2690	12.2190	215,756
	2001	10.6210	11.2690	124,911
	2000	10.0000	10.6210	20,304

Government Securities Series - Level 4
	2002	11.2608	12.2039	1,913,473
	2001	10.6187	11.2608	1,359,479
	2000	10.0000	10.6187	209,319

Government Securities Series - Level 5
	2002	11.2443	12.1737	2,825,612
	2001	10.6140	11.2443	2,413,267
	2000	10.0000	10.6140	370,992

High Yield S Class - Level 2
	2002	9.8907	10.0033	335,353
	2001	10.0000	9.8907	82,530

High Yield S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

High Yield S Class - Level 4
	2002	9.8856	9.9829	213,922
	2001	10.0000	9.8856	56,208

High Yield S Class - Level 5
	2002	9.8821	9.9693	268,307
	2001	10.0000	9.8821	81,594

High Yield Series - Level 2
	2002	9.2375	9.3779	649,634
	2001	9.1845	9.2375	734,017
	2000	10.0000	9.1845	112,132

High Yield Series - Level 3
	2002	9.2241	9.3547	50,292
	2001	9.1804	9.2241	47,866
	2000	10.0000	9.1804	25,020

High Yield Series - Level 4
	2002	9.2173	9.3431	666,543
	2001	9.1784	9.2173	713,877
	2000	10.0000	9.1784	143,301

High Yield Series - Level 5
	2002	9.2038	9.3200	1,190,722
	2001	9.1743	9.2038	1,345,131
	2000	10.0000	9.1743	278,253

International Growth S Class - Level 2
	2002	9.5087	8.2696	134,517
	2001	10.0000	9.5087	32,328

International Growth S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

International Growth S Class - Level 4
	2002	9.5037	8.2527	112,015
	2001	10.0000	9.5037	30,439

International Growth S Class - Level 5
	2002	9.5004	8.2414	139,637
	2001	10.0000	9.5004	30,821

International Growth Series - Level 2
	2002	9.5087	6.5897	493,324
	2001	9.5954	9.5087	32,328
	2000	10.0000	9.5954	36,126

International Growth Series - Level 3
	2002	0	6.5734	82,389
	2001	9.5915	0	0
	2000	10.0000	9.5915	0

International Growth Series - Level 4
	2002	9.5037	6.5653	520,364
	2001	9.5895	9.5037	30,439
	2000	10.0000	9.5895	31,240

International Growth Series - Level 5
	2002	9.5004	6.5490	1,180,521
	2001	9.5855	9.5004	30,821
	2000	10.0000	9.5855	72,137

International Investors Trust S Class- Level 2
	2002	9.3785	8.7180	27,488
	2001	10.0000	9.3785	936

International Investors Trust S Class- Level 3
	2002	0	0	0
	2001	10.0000	0	0

International Investors Trust S Class- Level 4
	2002	9.3736	8.7002	8,018
	2001	10.0000	9.3736	1,282

International Investors Trust S Class- Level 5
	2002	9.3703	8.6883	6,025
	2001	10.0000	9.3703	442

International Investors Trust Series - Level 2
	2002	8.1014	7.5324	92,940
	2001	9.1002	8.1014	103,771
	2000	10.0000	9.1002	75,354

International Investors Trust Series - Level 3
	2002	0	7.5140	554
	2001	9.0962	0	27,836
	2000	10.0000	9.0962	19,952

International Investors Trust Series - Level 4
	2002	8.0840	7.5048	92,400
	2001	9.0941	8.0840	90,372
	2000	10.0000	9.0941	143,533

International Investors Trust Series - Level 5
	2002	8.0724	7.4865	230,238
	2001	9.0901	8.0724	236,598
	2000	10.0000	9.0901	395,096

Managed Sectors S Class - Level 2
	2002	9.6377	7.0356	24,300
	2001	10.0000	9.6377	8,262

Managed Sectors S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Managed Sectors S Class - Level 4
	2002	9.6326	7.0212	19,600
	2001	10.0000	9.6326	4,450

Managed Sectors S Class - Level 5
	2002	9.6292	7.0116	24,251
	2001	10.0000	9.6292	2,195

Managed Sectors Series - Level 2
	2002	5.6514	4.1345	380,499
	2001	8.8670	5.6514	435,641
	2000	10.0000	8.8670	160,500

Managed Sectors Series - Level 3
	2002	5.6433	4.1243	40,787
	2001	8.8633	5.6433	40,787
	2000	10.0000	8.8633	40,787

Managed Sectors Series - Level 4
	2002	5.6392	4.1193	321,889
	2001	8.8615	5.6392	419,332
	2000	10.0000	8.8615	145,449

Managed Sectors Series - Level 5
	2002	5.6311	4.1092	570,979
	2001	8.8577	5.6311	680,652
	2000	10.0000	8.8577	318,263

Massachusetts Investors Growth Stock S Class - Level 2
	2002	9.7790	6.9486	474,378
	2001	10.0000	9.7790	127,984

Massachusetts Investors Growth Stock S Class- Level 3
	2002	0	0	0
	2001	10.0000	0	0

Massachusetts Investors Growth Stock S Class - Level 4
	2002	9.7739	6.9344	398,429
	2001	10.0000	9.7739	136,910

Massachusetts Investors Growth Stock S Class - Level 5
	2002	9.7705	6.9249	392,837
	2001	10.0000	9.7705	119,151

Massachusetts Investors Growth Stock Series - Level 2
	2002	6.4655	4.5979	2,228,096
	2001	8.7095	6.4655	2,636,140
	2000	10.0000	8.7095	825,447

Massachusetts Investors Growth Stock Series - Level 3
	2002	6.5251	4.6357	444,541
	2001	8.7988	6.5251	494,984
	2000	10.0000	8.7988	147,610

Massachusetts Investors Growth Stock Series - Level 4
	2002	6.4513	4.5809	3,545,908
	2001	8.7036	6.4513	4,369,839
	2000	10.0000	8.7036	1,222,281

Massachusetts Investors Growth Stock Series - Level 5
	2002	6.4418	4.5695	7,600,872
	2001	8.6997	6.4418	8,975,003
	2000	10.0000	8.6997	3,410,945

Massachusetts Investors Trust S Class - Level 2
	2002	9.6743	7.5171	723,445
	2001	10.0000	9.6743	208,907

Massachusetts Investors Trust S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Massachusetts Investors Trust S Class - Level 4
	2002	9.6692	7.5017	600,013
	2001	10.0000	9.6692	153,154

Massachusetts Investors Trust S Class - Level 5
	2002	9.6659	7.4914	662,684
	2001	10.0000	9.6659	209,645

Massachusetts Investors Trust Series - Level 2
	2002	8.0990	6.3064	2,738,808
	2001	9.7233	8.0990	2,859,591
	2000	10.0000	9.7233	662,105

Massachusetts Investors Trust Series - Level 3
	2002	8.0871	6.2908	251,705
	2001	9.7190	8.0871	287,353
	2000	10.0000	9.7190	106,576

Massachusetts Investors Trust Series - Level 4
	2002	8.0812	6.2830	2,993,672
	2001	9.7168	8.0812	3,238,309
	2000	10.0000	9.7168	744,449

Massachusetts Investors Trust Series - Level 5
	2002	8.0693	6.2674	6,256,339
	2001	9.7125	8.0693	7,010,803
	2000	10.0000	9.7125	1,982,246

Mid Cap Growth S Class - Level 2
	2002	9.6505	5.0398	334,570
	2001	10.0000	9.6505	68,341

Mid Cap Growth S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Mid Cap Growth S Class - Level 4
	2002	9.6454	5.0295	218,225
	2001	10.0000	9.6454	58,437

Mid Cap Growth S Class - Level 5
	2002	9.6420	5.0226	296,163
	2001	10.0000	9.6420	73,830

Mid Cap Growth Series - Level 2
	2002	7.0234	3.6684	395,586
	2001	9.2503	7.0234	432,824
	2000	10.0000	9.2503	34,282

Mid Cap Growth Series - Level 3
	2002	7.0142	3.6599	86,131
	2001	9.2475	7.0142	166,380
	2000	10.0000	9.2475	32,880

Mid Cap Growth Series - Level 4
	2002	7.0095	3.6556	765,488
	2001	9.2461	7.0095	759,585
	2000	10.0000	9.2461	135,289

Mid Cap Growth Series - Level 5
	2002	7.0003	3.6471	1,074,028
	2001	9.2434	7.0003	1,086,103
	2000	10.0000	9.2434	257,499

Mid Cap Value S Class - Level 2
	2002	0.0000	7.8685	11,064

Mid Cap Value S Class - Level 3
	2002	0.0000	0	0

Mid Cap Value S Class - Level 4
	2002	0.0000	7.8605	380

Mid Cap Value S Class - Level 5
	2002	0.0000	7.8551	4,031

Mid Cap Value Series - Level 2

Mid Cap Value Series - Level 3

Mid Cap Value Series - Level 4

Mid Cap Value Series - Level 5

Money Market S Class - Level 2
	2002	10.0340	10.0201	418,389
	2001	10.0000	10.0340	191,268

Money Market S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Money Market S Class - Level 4
	2002	10.0287	9.9996	218,883
	2001	10.0000	10.0287	49,529

Money Market S Class - Level 5
	2002	10.0252	9.9860	218,587
	2001	10.0000	10.0252	141,648

Money Market Series - Level 2
	2002	10.4884	10.4998	993,215
	2001	10.2243	10.4884	1,040,145
	2000	10.0000	10.2243	156,253

Money Market Series - Level 3
	2002	10.4730	10.4739	36,713
	2001	10.2197	10.4730	123,279
	2000	10.0000	10.2197	0

Money Market Series - Level 4
	2002	10.4653	10.4609	1,204,431
	2001	10.2174	10.4653	960,392
	2000	10.0000	10.2174	136,521

Money Market Series - Level 5
	2002	10.4499	10.4349	2,229,770
	2001	10.2128	10.4499	1,927,332
	2000	10.0000	10.2128	324,280

New Discovery S Class - Level 2
	2002	10.3117	6.7620	300,895
	2001	10.0000	10.3117	61,550

New Discovery S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

New Discovery S Class - Level 4
	2002	10.3063	6.7482	185,652
	2001	10.0000	10.3063	54,539

New Discovery S Class - Level 5
	2002	10.3027	6.7390	228,753
	2001	10.0000	10.3027	55,437

New Discovery Series - Level 2
	2002	8.0592	5.3009	901,138
	2001	8.5929	8.0592	831,361
	2000	10.0000	8.5929	228,703

New Discovery Series - Level 3
	2002	8.0474	5.2877	182,505
	2001	8.5890	8.0474	152,692
	2000	10.0000	8.5890	96,431

New Discovery Series - Level 4
	2002	8.0414	5.2811	834,640
	2001	8.5870	8.0414	944,750
	2000	10.0000	8.5870	333,331

New Discovery Series - Level 5
	2002	8.0295	5.2679	2,151,270
	2001	8.5831	8.0295	2,219,925
	2000	10.0000	8.5831	830,845

Research S Class - Level 2
	2002	9.6537	7.1234	135,115
	2001	10.0000	9.6537	49,444

Research S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Research S Class - Level 4
	2002	9.6487	7.1088	55,571
	2001	10.0000	9.6487	13,838

Research S Class - Level 5
	2002	9.6453	7.0991	91,700
	2001	10.0000	9.6453	34,917

Research Series - Level 2
	2002	6.9027	5.1078	795,645
	2001	8.8839	6.9027	861,345
	2000	10.0000	8.8839	287,774

Research Series - Level 3
	2002	6.8927	5.0952	148,701
	2001	8.8800	6.8927	147,430
	2000	10.0000	8.8800	136,123

Research Series - Level 4
	2002	6.8877	5.0889	982,768
	2001	8.8781	6.8877	1,230,427
	2000	10.0000	8.8781	474,565

Research Series - Level 5
	2002	6.8776	5.0763	2,050,835
	2001	8.8742	6.8776	2,382,899
	2000	10.0000	8.8742	1,097,956

Research Growth and Income S Class - Level 2
	2002	9.9300	7.6938	116,190
	2001	10.0000	9.9300	27,660

Research Growth and Income S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Research Growth and Income S Class - Level 4
	2002	9.9248	7.6780	61,732
	2001	10.0000	9.9248	18,805

Research Growth and Income S Class - Level 5
	2002	9.9213	7.6675	78,770
	2001	10.0000	9.9213	10,756

Research Growth and Income Series - Level 2
	2002	8.8614	6.8846	191,207
	2001	10.0616	8.8614	195,186
	2000	10.0000	10.0616	41,097

Research Growth and Income Series - Level 3
	2002	8.8488	6.8678	12,495
	2001	10.0574	8.8488	11,466
	2000	10.0000	10.0574	11,505

Research Growth and Income Series - Level 4
	2002	8.8424	6.8594	241,575
	2001	10.0554	8.8424	313,472
	2000	10.0000	10.0554	70,162

Research Growth and Income Series - Level 5
	2002	8.8297	6.8425	432,027
	2001	10.0512	8.8297	459,458
	2000	10.0000	10.0512	127,800

Research International S Class - Level 2
	2002	9.4240	8.2320	66,801
	2001	10.0000	9.4240	19,725

Research International S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Research International S Class - Level 4
	2002	9.4191	8.2152	51,543
	2001	10.0000	9.4191	16,136

Research International S Class - Level 5
	2002	9.4158	8.2040	42,071
	2001	10.0000	9.4158	20,121

Research International Series - Level 2
	2002	7.2505	6.3443	344,106
	2001	8.9190	7.2505	350,771
	2000	10.0000	8.9190	147,311

Research International Series - Level 3
	2002	7.2399	6.3285	137,859
	2001	8.9150	7.2399	140,166
	2000	10.0000	8.9150	75,847

Research International Series - Level 4
	2002	7.2345	6.3206	313,175
	2001	8.9129	7.2345	421,744
	2000	10.0000	8.9129	160,450

Research International Series - Level 5
	2002	7.2238	6.3049	1,037,328
	2001	8.9089	7.2238	1,130,011
	2000	10.0000	8.9089	459,368

Strategic Growth S Class - Level 2
	2002	9.7478	6.7309	66,771
	2001	10.0000	9.7478	21,986

Strategic Growth S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Strategic Growth S Class - Level 4
	2002	9.7427	6.7172	55,272
	2001	10.0000	9.7427	19,053

Strategic Growth S Class - Level 5
	2002	9.7393	6.7080	71,839
	2001	10.0000	9.7393	23,520

Strategic Growth Series - Level 2
	2002	6.3140	4.3627	303,300
	2001	8.4758	6.3140	422,409
	2000	10.0000	8.4758	135,296

Strategic Growth Series - Level 3
	2002	6.3049	4.3520	51,927
	2001	8.4721	6.3049	53,513
	2000	10.0000	8.4721	25,507

Strategic Growth Series - Level 4
	2002	6.3003	4.3466	449,572
	2001	8.4703	6.3003	569,841
	2000	10.0000	8.4703	261,952

Strategic Growth Series - Level 5
	2002	6.2911	4.3359	1,022,810
	2001	8.4666	6.2911	1,322,478
	2000	10.0000	8.4666	599,690

Strategic Income S Class - Level 2
	2002	10.0890	10.6959	122,527
	2001	10.0000	10.0890	39,804

Strategic Income S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Strategic Income S Class - Level 4
	2002	10.0838	10.6740	91,947
	2001	10.0000	10.0838	28,064

Strategic Income S Class - Level 5
	2002	10.0802	10.6595	69,454
	2001	10.0000	10.0802	23,560

Strategic Income Series - Level 2
	2002	10.2595	10.9008	153,378
	2001	10.0431	10.2595	162,361
	2000	10.0000	10.0431	28,461

Strategic Income Series - Level 3
	2002	10.2447	10.8740	97,924
	2001	10.0388	10.2447	28,891
	2000	10.0000	10.0388	26,165

Strategic Income Series - Level 4
	2002	10.2373	10.8607	229,679
	2001	10.0366	10.2373	189,969
	2000	10.0000	10.0366	65,392

Strategic Income Series - Level 5
	2002	10.2225	10.8340	389,997
	2001	10.0324	10.2225	338,348
	2000	10.0000	10.0324	91,957

Strategic Value S Class - Level 2
	2002	0.0000	7.8388	5,294

Strategic Value S Class - Level 3
	2002	0.0000	0	0

Strategic Value S Class - Level 4
	2002	0.0000	0	0

Strategic Value S Class - Level 5
	2002	0.0000	7.8254	6,704

Strategic Value Series - Level 2
	2002	0.0000	0	0

Strategic Value Series - Level 3
	2002	0.0000	0	0

Strategic Value Series - Level 4
	2002	0.0000	0	0

Strategic Value Series - Level 5
	2002	0.0000	0	0

Technology S Class - Level 2
	2002	9.7402	5.1628	23,128
	2001	10.0000	9.7402	12,839

Technology S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Technology S Class - Level 4
	2002	9.7350	5.1522	19,643
	2001	10.0000	9.7350	5,304

Technology S Class - Level 5
	2002	9.7316	5.1451	26,130
	2001	10.0000	9.7316	11,096

Technology Series - Level 2
	2002	4.6773	2.4974	332,028
	2001	7.7398	4.6773	443,520
	2000	10.0000	7.7398	141,204

Technology Series - Level 3
	2002	4.6705	2.4912	44,676
	2001	7.7365	4.6705	46,369
	2000	10.0000	7.7365	41,719

Technology Series - Level 4
	2002	4.6671	2.4881	391,228
	2001	7.7348	4.6671	546,351
	2000	10.0000	7.7348	183,811

Technology Series - Level 5
	2002	4.6603	2.4820	1,106,441
	2001	7.7314	4.6603	1,328,675
	2000	10.0000	7.7314	644,712

Total Return S Class - Level 2
	2002	9.9714	9.2767	1,631,384
	2001	10.0000	9.9714	374,067

Total Return S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Total Return S Class - Level 4
	2002	9.9661	9.2578	1,116,531
	2001	10.0000	9.9661	280,852

Total Return S Class - Level 5
	2002	9.9626	9.2451	1,071,308
	2001	10.0000	9.9626	350,484

Total Return Series - Level 2
	2002	11.1300	10.3732	1,996,722
	2001	11.2029	11.1300	1,814,986
	2000	10.0000	11.2029	219,370

Total Return Series - Level 3
	2002	11.1139	10.3477	80,814
	2001	11.1981	11.1139	87,756
	2000	10.0000	11.1981	10,625

Total Return Series - Level 4
	2002	11.1058	10.3350	2,203,585
	2001	11.1957	11.1058	1,975,555
	2000	10.0000	11.1957	325,729

Total Return Series - Level 5
	2002	11.0897	10.3095	3,762,588
	2001	11.1909	11.0897	3,267,013
	2000	10.0000	11.1909	556,497

Utilities S Class - Level 2
	2002	8.9330	6.6976	184,744
	2001	10.0000	8.9330	84,371

Utilities S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Utilities S Class - Level 4
	2002	8.9283	6.6839	171,535
	2001	10.0000	8.9283	80,157

Utilities S Class - Level 5
	2002	8.9252	6.6748	166,263
	2001	10.0000	8.9252	63,193

Utilities Series - Level 2
	2002	11.1038	5.4579	1,041,506
	2001	9.6922	11.1038	761,810
	2000	10.0000	9.6922	348,917

Utilities Series - Level 3
	2002	11.0877	5.4443	139,608
	2001	9.6878	11.0877	201,491
	2000	10.0000	9.6878	95,664

Utilities Series - Level 4
	2002	11.0796	5.4376	1,235,629
	2001	9.6856	11.0796	1,045,431
	2000	10.0000	9.6856	487,384

Utilities Series - Level 5
	2002	11.0635	5.4240	2,028,333
	2001	9.6812	11.0635	2,162,825
	2000	10.0000	9.6812	985,298

Value S Class - Level 2
	2002	9.7998	8.3510	539,530
	2001	10.0000	9.7998	151,651

Value S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Value S Class - Level 4
	2002	9.7947	8.3339	355,618
	2001	10.0000	9.7947	112,398

Value S Class - Level 5
	2002	9.7912	8.3225	488,034
	2001	10.0000	9.7912	146,165

Value Series - Level 2
	2002	11.1038	9.4859	798,403
	2001	12.1428	11.1038	761,810
	2000	10.0000	12.1428	112,270

Value Series - Level 3
	2002	11.0877	9.4626	209,708
	2001	12.1376	11.0877	201,491
	2000	10.0000	12.1376	20,757

Value Series - Level 4
	2002	11.0796	9.4509	1,076,900
	2001	12.1349	11.0796	1,045,431
	2000	10.0000	12.1349	131,403

Value Series - Level 5
	2002	11.0635	9.4275	2,289,774
	2001	12.1296	11.0635	2,162,825
	2000	10.0000	12.1296	329,803

(Futurity III) Condensed Financial Information - Accumulation Unit Values
The following information should be read in conjunction with the Variable Account's Financial Statements appearing the Statement of Additional Information.

		Accumulation	Accumulation	Number of
		Unit Value	Unit Value	Accumulation
		Beginning	End	Units End
	Year	of Year	of Year	of Year
AIM V.I. Capital Appreciation Fund - Level 2
	2002	5.7758	4.3187	271,863
	2001	7.6166	5.7758	379,881
	2000	10.0000	7.6166	155,830

AIM V.I. Capital Appreciation Fund - Level 3
	2002	5.7672	4.3079	42,069
	2001	7.6131	5.7672	39,978
	2000	10.0000	7.6131	24,807

AIM V.I. Capital Appreciation Fund - Level 4
	2002	5.7629	4.3026	580,712
	2001	7.6114	5.7629	669,179
	2000	10.0000	7.6114	233,890

AIM V.I. Capital Appreciation Fund - Level 5
	2002	5.7544	4.2918	670,942
	2001	7.6079	5.7544	820,958
	2000	10.0000	7.6079	333,237

AIM V.I. Growth Fund - Level 2
	2002	4.5732	3.1205	491,581
	2001	6.9982	4.5732	313,354
	2000	10.0000	6.9982	150,681

AIM V.I. Growth Fund - Level 3
	2002	0.0000	3.1127	22,631
	2001	10.0000	0.0000	0
AIM V.I. Growth Fund - Level 4
	2002	4.5631	3.1088	652,060
	2001	6.9934	4.5631	468,504
	2000	10.0000	6.9934	251,183

AIM V.I. Growth Fund - Level 5
	2002	4.5564	3.1011	1,007,040
	2001	6.9901	4.5564	791,166
	2000	10.0000	6.9901	346,581

AIM V. I. Core Equity Fund - Level 2
	2002	5.9952	5.0028	294,532
	2001	7.8603	5.9952	260,270
	2000	10.0000	7.8603	84,096

AIM V. I. Core Equity Fund - Level 3
	2002	5.9864	4.9903	80,923
	2001	7.8567	5.9864	96,947
	2000	10.0000	7.8567	158,631

AIM V. I. Core Equity Fund - Level 4
	2002	5.9820	4.9841	496,350
	2001	7.8549	5.9820	630,672
	2000	10.0000	7.8549	306,521

AIM V. I. Core Equity Fund - Level 5
	2002	5.9731	4.9716	1,093,868
	2001	7.8513	5.9731	1,207,738
	2000	10.0000	7.8513	428,310

AIM V. I. International Growth Fund - Level 2
	2002	5.9282	4.9414	346,633
	2001	7.8434	5.9282	481,488
	2000	10.0000	7.8434	134,233

AIM V. I. International Growth Fund - Level 3
	2002	5.9194	4.9291	31,163
	2001	7.8398	5.9194	31,298
	2000	10.0000	7.8398	31,548

AIM V. I. International Growth Fund - Level 4
	2002	5.9150	4.9230	306,433
	2001	7.8380	5.9150	557,746
	2000	10.0000	7.8380	123,197

AIM V. I. International Growth Fund - Level 5
	2002	5.9063	4.9107	423,306
	2001	7.8344	5.9063	939,317
	2000	10.0000	7.8344	292,546

AIM V. I. Premier Equity Fund - Level 2
	2002	8.8645	6.1110	80,213
	2001	10.0000	8.8645	23,949

AIM V. I. Premier Equity Fund - Level 3
	2002	0	0	0
	2001	10.0000	0	0

AIM V. I. Premier Equity Fund - Level 4
	2002	8.8555	6.0955	105,842
	2001	10.0000	8.8555	53,149

AIM V. I. Premier Equity Fund - Level 5
	2002	8.8495	6.0852	91,583
	2001	10.0000	8.8495	45,520

Alger American Growth Portfolio - Level 2
	2002	6.7624	4.4792	383,694
	2001	7.7583	6.7624	399,477
	2000	10.0000	7.7583	130,516

Alger American Growth Portfolio - Level 3
	2002	6.7525	4.4681	143,992
	2001	7.7547	6.7525	160,859
	2000	10.0000	7.7547	442,368

Alger American Growth Portfolio - Level 4
	2002	6.7475	4.4625	496,633
	2001	7.7530	6.7475	537,985
	2000	10.0000	7.7530	244,731

Alger American Growth Portfolio - Level 5
	2002	6.7375	4.4513	2,059,075
	2001	7.7494	6.7375	2,158,184
	2000	10.0000	7.7494	845,891

Alger American Income and Growth Portfolio - Level 2
	2002	7.5326	5.1301	298,433
	2001	8.8947	7.5326	356,108
	2000	10.0000	8.8947	86,979

Alger American Income and Growth Portfolio - Level 3
	2002	7.5215	5.1174	30,355
	2001	8.8906	7.5215	28,769
	2000	10.0000	8.8906	17,005

Alger American Income and Growth Portfolio - Level 4
	2002	7.5159	5.1110	390,379
	2001	8.8886	7.5159	469,117
	2000	10.0000	8.8886	159,859

Alger American Income and Growth Portfolio - Level 5
	2002	7.5048	5.0983	633,284
	2001	8.8845	7.5048	802,944
	2000	10.0000	8.8845	185,362

Alger American Small Capitalization Portfolio - Level 2
	2002	4.8612	3.5450	92,162
	2001	6.9773	4.8612	94,917
	2000	10.0000	6.9773	34,526

Alger American Small Capitalization Portfolio - Level 3
	2002	4.8540	3.5362	30,286
	2001	6.9741	4.8540	27,594
	2000	10.0000	6.9741	9,377

Alger American Small Capitalization Portfolio - Level 4
	2002	4.8504	3.5318	128,976
	2001	6.9725	4.8504	144,086
	2000	10.0000	6.9725	38,386

Alger American Small Capitalization Portfolio - Level 5
	2002	4.8432	3.5230	174,045
	2001	6.9693	4.8432	183,398
	2000	10.0000	6.9693	63,433

Alliance VP Premier Growth Fund - Level 2
	2002	8.5665	5.8563	144,213
	2001	10.0000	8.5665	87,748

Alliance VP Premier Growth Fund - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Alliance VP Premier Growth Fund - Level 4
	2002	8.5578	5.8414	85,928
	2001	10.0000	8.5578	52,608

Alliance VP Premier Growth Fund - Level 5
	2002	8.5520	5.8315	135,802
	2001	10.0000	8.5520	67,270

Alliance VP Technology Fund - Level 2
	2002	8.0855	4.6509	16,885
	2001	10.0000	8.0855	7,801

Alliance VP Technology Fund - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Alliance VP Technology Fund - Level 4
	2002	8.0772	4.6390	22,702
	2001	10.0000	8.0772	14,921

Alliance VP Technology Fund - Level 5
	2002	8.0717	4.6312	51,791
	2001	10.0000	8.0717	12,344

Alliance VP Growth and Income Fund - Level 2
	2002	9.2743	7.1263	316,095
	2001	10.0000	9.2743	134,215

Alliance VP Growth and Income Fund - Level 3
	2002	9.2680	7.1143	56,081
	2001	10.0000	9.2680	18,765

Alliance VP Growth and Income Fund - Level 4
	2002	9.2649	7.1083	402,308
	2001	10.0000	9.2649	212,875

Alliance VP Growth and Income Fund - Level 5
	2002	9.2586	7.0962	469,383
	2001	10.0000	9.2586	143,364

Alliance VP Worldwide Privatization Fund - Level 2
	2002	8.5591	8.1001	38,475
	2001	10.0000	8.5591	8,433

Alliance VP Worldwide Privatization Fund - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Alliance VP Worldwide Privatization Fund - Level 4
	2002	8.5504	8.0795	22,750
	2001	10.0000	8.5504	5,261

Alliance VP Worldwide Privatization Fund - Level 5
	2002	8.5446	8.0659	64,267
	2001	10.0000	8.5446	565

Alliance VP Quasar Fund - Level 2
	2002	9.4199	6.3257	8,067
	2001	10.0000	9.4199	44,891

Alliance VP Quasar Fund - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Alliance VP Quasar Fund - Level 4
	2002	9.4103	6.3097	3,218
	2001	10.0000	9.4103	23,185

Alliance VP Quasar Fund - Level 5
	2002	9.4039	6.2990	13,306
	2001	10.0000	9.4039	1,506

Goldman Sachs VIT CORE Large Cap Growth Fund - Level 2
	2002	5.5417	0	0
	2001	7.0758	5.5417	197,802
	2000	10.0000	7.0758	49,638

Goldman Sachs VIT CORE Large Cap Growth Fund - Level 3
	2002	5.5335	0	0
	2001	7.0725	5.5335	16,085
	2000	10.0000	7.0725	0

Goldman Sachs VIT CORE Large Cap Growth Fund - Level 4
	2002	5.5294	0	0
	2001	7.0709	5.5294	185,484
	2000	10.0000	7.0709	67,670

Goldman Sachs VIT CORE Large Cap Growth Fund - Level 5
	2002	5.5213	0	0
	2001	7.0676	5.5213	273,996
	2000	10.0000	7.0676	75,161

Goldman Sachs VIT CORE Small Cap Equity Fund - Level 2
	2002	9.6146	8.0815	23,966
	2001	9.3056	9.6146	39,653
	2000	10.0000	9.3056	9,427

Goldman Sachs VIT CORE Small Cap Equity Fund - Level 3
	2002	9.6004	8.0614	12,386
	2001	9.3014	9.6004	12,386
	2000	10.0000	9.3014	12,386

Goldman Sachs VIT CORE Small Cap Equity Fund - Level 4
	2002	9.5933	8.0514	39,396
	2001	9.2992	9.5933	35,576
	2000	10.0000	9.2992	3,948

Goldman Sachs VIT CORE Small Cap Equity Fund - Level 5
	2002	9.5791	8.0313	39,979
	2001	9.2950	9.5791	48,145
	2000	10.0000	9.2950	12,019

Goldman Sachs VIT CORE U.S. Equity Fund - Level 2
	2002	7.5870	5.8576	66,992
	2001	8.7167	7.5870	92,005
	2000	10.0000	8.7167	7,290

Goldman Sachs VIT CORE U.S. Equity Fund - Level 3
	2002	7.5758	5.8430	31,425
	2001	8.7127	7.5758	26,656
	2000	10.0000	8.7127	17,483

Goldman Sachs VIT CORE U.S. Equity Fund - Level 4
	2002	7.5702	5.8357	137,091
	2001	8.7107	7.5702	126,497
	2000	10.0000	8.7107	26,035

Goldman Sachs VIT CORE U.S. Equity Fund - Level 5
	2002	7.5590	5.8212	202,999
	2001	8.7067	7.5590	179,696
	2000	10.0000	8.7067	59,730

Goldman Sachs VIT Growth and Income Fund - Level 2
	2002	8.1452	7.1386	16,847
	2001	9.0892	8.1452	20,872
	2000	10.0000	9.0892	3,407

Goldman Sachs VIT Growth and Income Fund - Level 3
	2002	0	0	0
	2001	9.0851	0	0
	2000	10.0000	9.0851	0

Goldman Sachs VIT Growth and Income Fund - Level 4
	2002	8.1272	7.1119	26,191
	2001	9.0830	8.1272	26,366
	2000	10.0000	9.0830	1,375

Goldman Sachs VIT Growth and Income Fund - Level 5
	2002	8.1152	7.0942	24,430
	2001	9.0788	8.1152	27,033
	2000	10.0000	9.0788	7,846

Goldman Sachs VIT International Equity Fund - Level 2
	2002	6.6221	5.3456	35,598
	2001	8.6182	6.6221	49,453
	2000	10.0000	8.6182	19,327

Goldman Sachs VIT International Equity Fund - Level 3
	2002	6.6124	5.3323	45,637
	2001	8.6142	6.6124	43,801
	2000	10.0000	8.6142	31,040

Goldman Sachs VIT International Equity Fund - Level 4
	2002	6.6075	5.3257	79,990
	2001	8.6123	6.6075	104,655
	2000	10.0000	8.6123	38,546

Goldman Sachs VIT International Equity Fund - Level 5
	2002	6.5977	5.3124	66,671
	2001	8.6083	6.5977	93,954
	2000	10.0000	8.6083	31,258

Goldman Sachs VIT Capital Growth Fund - Level 2
	2002	8.8312	6.6055	52,231
	2001	10.0000	8.8312	19,056

Goldman Sachs VIT Capital Growth Fund - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Goldman Sachs VIT Capital Growth Fund - Level 4
	2002	8.8222	6.5887	7,239
	2001	10.0000	8.8222	3,080

Goldman Sachs VIT Capital Growth Fund - Level 5
	2002	8.8162	6.5776	58,210
	2001	10.0000	8.8162	18,588

Goldman Sachs VIT Internet Tollkeeper Fund - Level 2
	2002	7.2179	0	0
	2001	10.0000	7.2179	3,334

Goldman Sachs VIT Internet Tollkeeper Fund - Level 3
	2002	0.0000	0	0
	2001	10.0000	0.0000	0

Goldman Sachs VIT Internet Tollkeeper Fund - Level 4
	2002	7.2105	0	0
	2001	10.0000	7.2105	10,953

Goldman Sachs VIT Internet Tollkeeper Fund - Level 5
	2002	7.2056	0	0
	2001	10.0000	7.2056	5,984

INVESCO VIF Dynamics Fund - Level 2
	2002	8.0799	5.4391	99,493
	2001	10.0000	8.0799	23,033

INVESCO VIF Dynamics Fund - Level 3
	2002	0	0	0
	2001	10.0000	0	0

INVESCO VIF Dynamics Fund - Level 4
	2002	8.0717	5.4253	29,809
	2001	10.0000	8.0717	17,852

INVESCO VIF Dynamics Fund - Level 5
	2002	8.0662	5.4161	42,734
	2001	10.0000	8.0662	32,812

INVESCO VIF Small Company Growth Fund - Level 2
	2002	8.8523	6.0277	21,896
	2001	10.0000	8.8523	8,770

INVESCO VIF Small Company Growth Fund - Level 3
	2002	0	0	0
	2001	10.0000	0	0

INVESCO VIF Small Company Growth Fund - Level 4
	2002	8.8433	6.0124	28,049
	2001	10.0000	8.8433	15,651

INVESCO VIF Small Company Growth Fund - Level 5
	2002	8.8373	6.0022	32,998
	2001	10.0000	8.8373	13,895

J.P. Morgan Series Trust II International Opportunities Portfolio - Level 2
	2002	6.8512	5.5325	25,782
	2001	8.5723	6.8512	29,235
	2000	10.0000	8.5723	8,732

J.P. Morgan Series Trust II International Opportunities Portfolio - Level 3
	2002	6.8411	5.5187	27,963
	2001	8.5684	6.8411	26,080
	2000	10.0000	8.5684	13,244

J.P. Morgan Series Trust II International Opportunities Portfolio - Level 4
	2002	6.8361	5.5118	42,584
	2001	8.5664	6.8361	46,728
	2000	10.0000	8.5664	25,338

J.P. Morgan Series Trust II International Opportunities Portfolio - Level 5
	2002	6.8260	5.4981	49,966
	2001	8.5625	6.8260	57,921
	2000	10.0000	8.5625	26,166

J.P. Morgan Series Trust II Small Company Portfolio - Level 2
	2002	7.7531	6.0045	23,417
	2001	8.5285	7.7531	30,979
	2000	10.0000	8.5285	21,708

J.P. Morgan Series Trust II Small Company Portfolio - Level 3
	2002	7.7417	5.9895	13,334
	2001	8.5246	7.7417	13,334
	2000	10.0000	8.5246	13,334

J.P. Morgan Series Trust II Small Company Portfolio - Level 4
	2002	7.7359	5.9821	46,898
	2001	8.5227	7.7359	52,275
	2000	10.0000	8.5227	16,703

J.P. Morgan Series Trust II Small Company Portfolio - Level 5
	2002	7.7245	5.9671	47,608
	2001	8.5188	7.7245	46,314
	2000	10.0000	8.5188	20,851

J.P. Morgan Series Trust II U.S. Disciplined Equity Portfolio - Level 2
	2002	7.4950	5.5844	32,702
	2001	8.6078	7.4950	39,737
	2000	10.0000	8.6078	13,403

J.P. Morgan Series Trust II U.S. Disciplined Equity Portfolio - Level 3
	2002	7.4840	5.5705	15,284
	2001	8.6039	7.4840	15,284
	2000	10.0000	8.6039	15,284

J.P. Morgan Series Trust II U.S. Disciplined Equity Portfolio - Level 4
	2002	7.4784	5.5635	61,297
	2001	8.6019	7.4784	74,037
	2000	10.0000	8.6019	39,198

J.P. Morgan Series Trust II U.S. Disciplined Equity Portfolio - Level 5
	2002	7.4673	5.5496	86,109
	2001	8.5979	7.4673	99,222
	2000	10.0000	8.5979	53,641

Lord Abbett Series Fund Growth and Income Portfolio - Level 2
	2002	10.5339	8.5348	1,202,963
	2001	11.4245	10.5339	938,638
	2000	10.0000	11.4245	52,400

Lord Abbett Series Fund Growth and Income Portfolio - Level 3
	2002	10.5183	8.5136	92,965
	2001	11.4193	10.5183	89,640
	2000	10.0000	11.4193	23,743

Lord Abbett Series Fund Growth and Income Portfolio - Level 4
	2002	10.5106	8.5030	1,022,031
	2001	11.4167	10.5106	817,059
	2000	10.0000	11.4167	55,535

Lord Abbett Series Fund Growth and Income Portfolio - Level 5
	2002	10.4950	8.4818	1,641,320
	2001	11.4115	10.4950	1,464,629
	2000	10.0000	11.4115	125,200

Lord Abbett Series Fund Mid Cap Value - Level 2
	2002	10.3895	9.2652	462,335
	2001	10.0000	10.3895	236,647

Lord Abbett Series Fund Mid Cap Value - Level 3
	2002	10.3825	9.2495	16,386
	2001	10.0000	10.3825	5,016

Lord Abbett Series Fund Mid Cap Value - Level 4
	2002	10.3790	9.2417	461,826
	2001	10.0000	10.3790	222,090

Lord Abbett Series Fund Mid Cap Value - Level 5
	2002	10.3719	9.2260	574,298
	2001	10.0000	10.3719	278,605

Lord Abbett Series Fund International - Level 2
	2002	7.8879	6.4168	37,732
	2001	10.0000	7.8879	5,865

Lord Abbett Series Fund International - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Lord Abbett Series Fund International - Level 4
	2002	7.8799	6.4006	17,845
	2001	10.0000	7.8799	2,053

Lord Abbett Series Fund International - Level 5
	2002	7.8745	6.3897	35,230
	2001	10.0000	7.8745	17,921

Fidelity VIP Contrafund Portfolio - Level 2
	2002	9.4774	8.4686	148,577
	2001	10.0000	9.4774	37,502

Fidelity VIP Contrafund Portfolio - Level 3
	2002	9.4710	8.4543	9,216
	2001	10.0000	9.4710	16,279

Fidelity VIP Contrafund Portfolio - Level 4
	2002	9.4678	8.4472	132,262
	2001	10.0000	9.4678	31,603

Fidelity VIP Contrafund Portfolio - Level 5
	2002	9.4614	8.4329	124,130
	2001	10.0000	9.4614	24,110

Fidelity VIP Growth Portfolio - Level 2
	2002	8.6922	5.9890	516,412
	2001	10.0000	8.6922	298,052

Fidelity VIP Growth Portfolio - Level 3
	2002	8.6863	5.9789	34,439
	2001	10.0000	8.6863	20,638

Fidelity VIP Growth Portfolio - Level 4
	2002	8.6834	5.9738	462,692
	2001	10.0000	8.6834	365,485

Fidelity VIP Growth Portfolio - Level 5
	2002	8.6775	5.9637	581,689
	2001	10.0000	8.6775	486,915

Fidelity VIP Overseas Portfolio - Level 2
	2002	8.0560	6.3343	111,890
	2001	10.0000	8.0560	287,606

Fidelity VIP Overseas Portfolio - Level 3
	2002	0	6.3236	6,556
	2001	10.0000	0	28,489

Fidelity VIP Overseas Portfolio - Level 4
	2002	8.0478	6.3182	84,754
	2001	10.0000	8.0478	267,321

Fidelity VIP Overseas Portfolio - Level 5
	2002	8.0424	6.3075	99,988
	2001	10.0000	8.0424	363,758

First Eagle Overseas - Level 2
	2002	10.0000	11.1490	349,065

First Eagle Overseas - Level 3
	2002	10.0000	11.1461	29,621

First Eagle Overseas - Level 4
	2002	10.0000	11.1447	337,037

First Eagle Overseas - Level 5
	2002	10.0000	11.1419	477,270

MFS/Sun Life Capital Appreciation Series - Level 2
	2002	5.7376	3.8347	119,215
	2001	7.7724	5.7376	162,028
	2000	10.0000	7.7724	77,731

MFS/Sun Life Capital Appreciation Series - Level 3
	2002	5.7292	3.8252	31,811
	2001	7.7689	5.7292	31,811
	2000	10.0000	7.7689	31,811

MFS/Sun Life Capital Appreciation Series - Level 4
	2002	5.7249	3.8204	223,557
	2001	7.7671	5.7249	294,659
	2000	10.0000	7.7671	137,695

MFS/Sun Life Capital Appreciation Series - Level 5
	2002	5.7164	3.8109	284,178
	2001	7.7635	5.7164	336,923
	2000	10.0000	7.7635	111,529

MFS/Sun Life Emerging Growth Series - Level 2
	2002	5.0220	3.2677	201,853
	2001	7.7666	5.0220	311,245
	2000	10.0000	7.7666	172,848

MFS/Sun Life Emerging Growth Series - Level 3
	2002	5.0146	3.2595	46,626
	2001	7.7630	5.0146	56,830
	2000	10.0000	7.7630	46,626

MFS/Sun Life Emerging Growth Series - Level 4
	2002	5.0109	3.2555	390,033
	2001	7.7612	5.0109	535,421
	2000	10.0000	7.7612	260,438

MFS/Sun Life Emerging Growth Series - Level 5
	2002	5.0035	3.2473	715,519
	2001	7.7576	5.0035	917,386
	2000	10.0000	7.7576	439,010

MFS/Sun Life Government Securities Series - Level 2
	2002	11.3682	12.3391	345,904
	2001	10.7037	11.3682	270,870
	2000	10.0000	10.7037	30,960

MFS/Sun Life Government Securities Series - Level 3
	2002	0	12.3085	15,741
	2001	10.6988	0	0
	2000	10.0000	10.6988	0

MFS/Sun Life Government Securities Series - Level 4
	2002	11.3431	12.2931	431,106
	2001	10.6963	11.3431	277,396
	2000	10.0000	10.6963	18,410

MFS/Sun Life Government Securities Series - Level 5
	2002	11.3264	12.2625	635,527
	2001	10.6914	11.3264	427,114
	2000	10.0000	10.6914	28,193

MFS/Sun Life High Yield Series - Level 2
	2002	9.2504	9.3909	211,310
	2001	9.1972	9.2504	286,880
	2000	10.0000	9.1972	31,852

MFS/Sun Life High Yield Series - Level 3
	2002	9.2367	9.3676	50,184
	2001	9.1930	9.2367	11,033
	2000	10.0000	9.1930	0

MFS/Sun Life High Yield Series - Level 4
	2002	9.2299	9.3559	143,398
	2001	9.1909	9.2299	296,337
	2000	10.0000	9.1909	44,961

MFS/Sun Life High Yield Series - Level 5
	2002	9.2163	9.3326	226,002
	2001	9.1867	9.2163	443,200
	2000	10.0000	9.1867	67,901

MFS/Sun Life Massachusetts Investors Growth Stock Series - Level 2
	2002	6.3649	4.5264	504,454
	2001	8.5740	6.3649	616,866
	2000	10.0000	8.5740	129,303

MFS/Sun Life Massachusetts Investors Growth Stock Series - Level 3
	2002	6.3556	4.5152	41,225
	2001	8.5701	6.3556	41,225
	2000	10.0000	8.5701	41,225

MFS/Sun Life Massachusetts Investors Growth Stock Series - Level 4
	2002	6.3508	4.5095	582,362
	2001	8.5681	6.3508	689,060
	2000	10.0000	8.5681	161,937

MFS/Sun Life Massachusetts Investors Growth Stock Series - Level 5
	2002	6.3414	4.4983	1,006,081
	2001	8.5642	6.3414	1,304,066
	2000	10.0000	8.5642	309,307

MFS/Sun Life Massachusetts Investors Trust Series - Level 2
	2002	7.9920	6.2231	266,985
	2001	9.5949	7.9920	295,421
	2000	10.0000	9.5949	72,001

MFS/Sun Life Massachusetts Investors Trust Series - Level 3
	2002	7.9802	0	0
	2001	9.5905	7.9802	8,601
	2000	10.0000	9.5905	0

MFS/Sun Life Massachusetts Investors Trust Series - Level 4
	2002	7.9743	6.1999	226,747
	2001	9.5883	7.9743	296,698
	2000	10.0000	9.5883	75,067

MFS/Sun Life Massachusetts Investors Trust Series - Level 5
	2002	7.9625	6.1844	580,255
	2001	9.5839	7.9625	710,653
	2000	10.0000	9.5839	146,370

MFS/Sun Life New Discovery Series - Level 2
	2002	8.0590	5.3007	500,035
	2001	8.5926	8.0590	287,902
	2000	10.0000	8.5926	108,572

MFS/Sun Life New Discovery Series - Level 3
	2002	8.0471	5.2875	74,134
	2001	8.5887	8.0471	74,268
	2000	10.0000	8.5887	74,514

MFS/Sun Life New Discovery Series - Level 4
	2002	8.0411	5.2809	535,192
	2001	8.5867	8.0411	317,109
	2000	10.0000	8.5867	119,748

MFS/Sun Life New Discovery Series - Level 5
	2002	8.0292	5.2677	699,565
	2001	8.5828	8.0292	520,697
	2000	10.0000	8.5828	178,251

MFS/Sun Life Total Return Series - Level 2
	2002	11.0978	10.3432	405,747
	2001	11.1705	11.0978	354,901
	2000	10.0000	11.1705	29,963

MFS/Sun Life Total Return Series - Level 3
	2002	11.0814	0	0
	2001	11.1654	11.0814	21,495
	2000	10.0000	11.1654	0

MFS/Sun Life Total Return Series - Level 4
	2002	11.0732	10.3046	376,093
	2001	11.1628	11.0732	340,045
	2000	10.0000	11.1628	27,987

MFS/Sun Life Total Return Series - Level 5
	2002	11.0569	10.2790	750,534
	2001	11.1577	11.0569	608,471
	2000	10.0000	11.1577	58,375

MFS/Sun Life Utilities Series - Level 2
	2002	7.2508	5.4577	171,363
	2001	9.6919	7.2508	251,743
	2000	10.0000	9.6919	86,311

MFS/Sun Life Utilities Series - Level 3
	2002	7.2401	5.4442	23,829
	2001	9.6874	7.2401	51,498
	2000	10.0000	9.6874	23,829

MFS/Sun Life Utilities Series - Level 4
	2002	7.2347	5.4374	331,406
	2001	9.6852	7.2347	467,748
	2000	10.0000	9.6852	125,061

MFS/Sun Life Utilities Series - Level 5
	2002	7.2240	5.4238	378,852
	2001	9.6808	7.2240	607,648
	2000	10.0000	9.6808	144,204

MFS/Sun Life Capital Appreciation S Class - Level 2
	2002	9.7249	6.4830	24,378
	2001	10.0000	9.7249	12,482

MFS/Sun Life Capital Appreciation S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

MFS/Sun Life Capital Appreciation S Class - Level 4
	2002	9.7198	6.4698	27,405
	2001	10.0000	9.7198	13,292

MFS/Sun Life Capital Appreciation S Class - Level 5
	2002	9.7164	6.4609	22,198
	2001	10.0000	9.7164	6,533

MFS/Sun Life Emerging Growth S Class - Level 2
	2002	9.7174	6.3058	31,502
	2001	10.0000	9.7174	22,622

MFS/Sun Life Emerging Growth S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 4
	2002	9.7123	6.2929	17,045
	2001	10.0000	9.7123	8,995

MFS/Sun Life Emerging Growth S Class - Level 5
	2002	9.7089	6.2843	22,736
	2001	10.0000	9.7089	8,920

MFS/Sun Life Government Securities S Class - Level 2
	2002	10.1238	10.9594	511,102
	2001	10.0000	10.1238	90,021

MFS/Sun Life Government Securities S Class - Level 3
	2002	0	10.9445	18,361
	2001	10.0000	0	0

MFS/Sun Life Government Securities S Class - Level 4
	2002	10.1185	10.9370	421,875
	2001	10.0000	10.1185	57,095

MFS/Sun Life Government Securities S Class - Level 5
	2002	10.1149	10.9221	280,130
	2001	10.0000	10.1149	20,626

MFS/Sun Life High Yield S Class - Level 2
	2002	9.8907	10.0033	117,914
	2001	10.0000	9.8907	39,706

MFS/Sun Life High Yield S Class - Level 3
	2002	0	9.9897	20,475
	2001	10.0000	0	0

MFS/Sun Life High Yield S Class - Level 4
	2002	9.8856	9.9829	151,233
	2001	10.0000	9.8856	44,929

MFS/Sun Life High Yield S Class - Level 5
	2002	9.8821	9.9693	83,942
	2001	10.0000	9.8821	25,151

MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 2
	2002	9.7790	6.9486	142,183
	2001	10.0000	9.7790	65,312

MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 4
	2002	9.7739	6.9344	119,890
	2001	10.0000	9.7739	33,764

MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 5
	2002	9.7705	6.9249	95,787
	2001	10.0000	9.7705	24,800

MFS/Sun Life Massachusetts Investors Trust S Class - Level 2
	2002	9.6743	7.5171	111,975
	2001	10.0000	9.6743	35,068

MFS/Sun Life Massachusetts Investors Trust S Class - Level 3
	2002	9.6709	7.5068	10,829
	2001	10.0000	9.6709	7,108

MFS/Sun Life Massachusetts Investors Trust S Class - Level 4
	2002	9.6692	7.5017	44,600
	2001	10.0000	9.6692	12,603

MFS/Sun Life Massachusetts Investors Trust S Class - Level 5
	2002	9.6659	7.4914	49,378
	2001	10.0000	9.6659	19,810

MFS/Sun Life New Discovery S Class - Level 2
	2002	10.3117	6.7620	305,373
	2001	10.0000	10.3117	38,803

MFS/Sun Life New Discovery S Class - Level 3
	2002	0	6.7528	28,159
	2001	10.0000	0	0

MFS/Sun Life New Discovery S Class - Level 4
	2002	10.3063	6.7482	232,438
	2001	10.0000	10.3063	34,846

MFS/Sun Life New Discovery S Class - Level 5
	2002	10.3027	6.7390	230,446
	2001	10.0000	10.3027	20,876

MFS/Sun Life Total Return S Class - Level 2
	2002	9.9714	9.2767	443,618
	2001	10.0000	9.9714	113,662

MFS/Sun Life Total Return S Class - Level 3
	2002	0	9.2641	21,499
	2001	10.0000	0	0

MFS/Sun Life Total Return S Class - Level 4
	2002	9.9661	9.2578	388,788
	2001	10.0000	9.9661	131,011

MFS/Sun Life Total Return S Class - Level 5
	2002	9.9626	9.2451	304,688
	2001	10.0000	9.9626	88,166

MFS/Sun Life Utilities S Class - Level 2
	2002	8.9330	6.6976	48,119
	2001	10.0000	8.9330	29,888

MFS/Sun Life Utilities S Class - Level 3
	2002	0	0	0
	2001	10.0000	0	0

MFS/Sun Life Utilities S Class - Level 4
	2002	8.9283	6.6839	99,241
	2001	10.0000	8.9283	74,789

MFS/Sun Life Utilities S Class - Level 5
	2002	8.9252	6.6748	48,007
	2001	10.0000	8.9252	15,720

PIMCO Real Return Bond Portfolio - Level 2
	2002	10.0000	10.0890	34,532

PIMCO Real Return Bond Portfolio - Level 3
	2002	10.0000	0	0

PIMCO Real Return Bond Portfolio - Level 4
	2002	10.0000	10.0852	10,048

PIMCO Real Return Bond Portfolio - Level 5
	2002	10.0000	0	0

PIMCO Total Return Bond Portfolio - Level 2
	2002	10.0000	10.2223	435,785

PIMCO Total Return Bond Portfolio - Level 3
	2002	10.0000	10.2197	15,596

PIMCO Total Return Bond Portfolio - Level 4
	2002	10.0000	10.2184	341,204

PIMCO Total Return Bond Portfolio - Level 5
	2002	10.0000	10.2157	401,629

PIMCO Emerging Markets Bond Portfolio - Level 2
	2002	10.0000	11.6361	260,289

PIMCO Emerging Markets Bond Portfolio - Level 3
	2002	10.0000	11.6332	16,208

PIMCO Emerging Markets Bond Portfolio - Level 4
	2002	10.0000	11.6317	237,851

PIMCO Emerging Markets Bond Portfolio - Level 5
	2002	10.0000	11.6287	309,006

PIMCO High Yield Portfolio - Level 2
	2002	10.0000	10.8412	262,811

PIMCO High Yield Portfolio - Level 3
	2002	10.0000	10.8385	19,016

PIMCO High Yield Portfolio - Level 4
	2002	10.0000	10.8371	232,740

PIMCO High Yield Portfolio - Level 5
	2002	10.0000	10.8343	313,993

Rydex VT Nova Fund - Level 2
	2002	0	5.2569	6,771
	2001	10.0000	0	0

Rydex VT Nova Fund - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Rydex VT Nova Fund - Level 4
	2002	8.2657	5.2436	11,582
	2001	10.0000	8.2657	5,319

Rydex VT Nova Fund - Level 5
	2002	0	5.2346	41,343
	2001	10.0000	0	5,830

Rydex VT OTC Fund - Level 2
	2002	7.9510	4.8058	15,059
	2001	10.0000	7.9510	3,110

Rydex VT OTC Fund - Level 3
	2002	0	0	0
	2001	10.0000	0	0

Rydex VT OTC Fund - Level 4
	2002	7.9429	4.7936	16,101
	2001	10.0000	7.9429	12,073

Rydex VT OTC Fund - Level 5
	2002	7.9375	4.7855	53,755
	2001	10.0000	7.9375	112,079

SC Blue Chip Mid Cap Fund - Level 2
	2002	9.1716	7.7151	583,040
	2001	9.5919	9.1716	442,707
	2000	10.0000	9.5919	173,017

SC Blue Chip Mid Cap Fund - Level 3
	2002	9.1581	7.6959	73,399
	2001	9.5875	9.1581	108,912
	2000	10.0000	9.5875	31,687

SC Blue Chip Mid Cap Fund - Level 4
	2002	9.1513	7.6863	687,323
	2001	9.5853	9.1513	582,452
	2000	10.0000	9.5853	165,502

SC Blue Chip Mid Cap Fund - Level 5
	2002	9.1378	7.6671	875,908
	2001	9.5809	9.1378	686,607
	2000	10.0000	9.5809	203,101

SC Davis Financial Fund - Level 2
	2002	10.4134	8.3931	70,455
	2001	11.2787	10.4134	72,996
	2000	10.0000	11.2787	9,476

SC Davis Financial Fund - Level 3
	2002	0	0	0
	2001	11.2735	0	0
	2000	10.0000	11.2735	9,476

SC Davis Financial Fund - Level 4
	2002	10.3904	8.3618	132,533
	2001	11.2709	10.3904	134,726
	2000	10.0000	11.2709	41,572

SC Davis Financial Fund - Level 5
	2002	10.3750	8.3409	79,742
	2001	11.2658	10.3750	107,062
	2000	10.0000	11.2658	8,334

SC Davis Venture Value Fund - Level 2
	2002	8.6631	7.1710	497,481
	2001	9.8045	8.6631	427,069
	2000	10.0000	9.8045	101,048

SC Davis Venture Value Fund - Level 3
	2002	8.6503	7.1532	27,902
	2001	9.8000	8.6503	28,030
	2000	10.0000	9.8000	28,266

SC Davis Venture Value Fund - Level 4
	2002	8.6439	7.1443	441,340
	2001	9.7978	8.6439	335,924
	2000	10.0000	9.7978	86,152

SC Davis Venture Value Fund - Level 5
	2002	8.6311	7.1265	862,211
	2001	9.7933	8.6311	841,886
	2000	10.0000	9.7933	200,187

Sun Capital Investment Grade Bond Fund - Level 2
	2002	11.2106	11.6578	508,676
	2001	10.5760	11.2106	534,772
	2000	10.0000	10.5760	24,924

Sun Capital Investment Grade Bond Fund - Level 3
	2002	11.1940	0	0
	2001	10.5712	11.1940	22,984
	2000	10.0000	10.5712	0

Sun Capital Investment Grade Bond Fund - Level 4
	2002	11.1858	11.6144	543,428
	2001	10.5688	11.1858	677,168
	2000	10.0000	10.5688	74,085

Sun Capital Investment Grade Bond Fund - Level 5
	2002	11.1693	11.5855	515,557
	2001	10.5639	11.1693	712,079
	2000	10.0000	10.5639	74,451

SC Investors Foundation Fund - Level 2
	2002	8.0683	5.9946	71,482
	2001	8.8657	8.0683	45,364
	2000	10.0000	8.8657	356

SC Investors Foundation Fund - Level 3
	2002	8.0564	5.9797	12,871
	2001	8.8616	8.0564	11,266
	2000	10.0000	8.8616	0

SC Investors Foundation Fund - Level 4
	2002	8.0505	5.9722	59,741
	2001	8.8596	8.0505	29,371
	2000	10.0000	8.8596	15,627

SC Investors Foundation Fund - Level 5
	2002	8.0385	5.9573	57,325
	2001	8.8555	8.0385	44,573
	2000	10.0000	8.8555	11,148

Sun Capital Money Market Fund - Level 2
	2002	10.4686	10.4646	1,930,816
	2001	10.2240	10.4686	1,065,639
	2000	10.0000	10.2240	157,296

Sun Capital Money Market Fund - Level 3
	2002	10.4532	10.4387	57,279
	2001	10.2193	10.4532	18,208
	2000	10.0000	10.2193	0

Sun Capital Money Market Fund - Level 4
	2002	10.4455	10.4257	971,091
	2001	10.2169	10.4455	703,047
	2000	10.0000	10.2169	27,989

Sun Capital Money Market Fund - Level 5
	2002	10.4300	10.3997	1,718,801
	2001	10.2123	10.4300	1,364,951
	2000	10.0000	10.2123	145,304

Sun Capital Real Estate Fund - Level 2
	2002	11.9422	12.2884	382,230
	2001	10.7336	11.9422	168,551
	2000	10.0000	10.7336	58,623

Sun Capital Real Estate Fund - Level 3
	2002	11.9247	12.2579	18,840
	2001	10.7287	11.9247	2,594
	2000	10.0000	10.7287	0

Sun Capital Real Estate Fund - Level 4
	2002	11.9158	12.2426	314,174
	2001	10.7263	11.9158	165,018
	2000	10.0000	10.7263	46,344

Sun Capital Real Estate Fund - Level 5
	2002	11.8982	12.2122	353,609
	2001	10.7214	11.8982	156,630
	2000	10.0000	10.7214	40,664

SC Select Equity Fund - Level 2
	2002	6.6886	4.7903	70,138
	2001	8.0795	6.6886	64,010
	2000	10.0000	8.0795	36,473

SC Select Equity Fund - Level 3
	2002	6.6787	4.7784	31,807
	2001	8.0758	6.6787	24,368
	2000	10.0000	8.0758	0

SC Select Equity Fund - Level 4
	2002	6.6738	4.7724	166,628
	2001	8.0740	6.6738	60,773
	2000	10.0000	8.0740	39,843

SC Select Equity Fund - Level 5
	2002	6.6639	4.7605	129,903
	2001	8.0702	6.6639	148,827
	2000	10.0000	8.0702	126,576

SC Value Equity Fund - Level 2
	2002	10.8615	7.7842	42,709
	2001	11.2764	10.8615	27,578
	2000	10.0000	11.2764	2,611

SC Value Equity Fund - Level 3
	2002	0	0	0
	2001	11.2712	0	0
	2000	10.0000	11.2712	0

SC Value Equity Fund - Level 4
	2002	10.8375	7.7552	88,012
	2001	11.2687	10.8375	72,920
	2000	10.0000	11.2687	3,087

SC Value Equity Fund - Level 5
	2002	10.8215	7.7359	51,036
	2001	11.2635	10.8215	56,309
	2000	10.0000	11.2635	8,870

SC Value Managed Fund - Level 2
	2002	10.5134	8.1703	49,596
	2001	11.3227	10.5134	47,493
	2000	10.0000	11.3227	3,151

SC Value Managed Fund - Level 3
	2002	0	0	0
	2001	11.3175	0	0
	2000	10.0000	11.3175	0

SC Value Managed Fund - Level 4
	2002	10.4902	8.1399	48,602
	2001	11.3149	10.4902	35,885
	2000	10.0000	11.3149	712

SC Value Managed Fund - Level 5
	2002	10.4747	8.1196	28,803
	2001	11.3098	10.4747	14,747
	2000	10.0000	11.3098	3,796

SC Value Mid Cap Fund - Level 2
	2002	10.8616	10.0915	160,041
	2001	10.2856	10.8616	135,022
	2000	10.0000	10.2856	59,661

SC Value Mid Cap Fund - Level 3
	2002	10.8456	10.0665	11,156
	2001	10.2809	10.8456	11,156
	2000	10.0000	10.2809	11,156

SC Value Mid Cap Fund - Level 4
	2002	10.8376	10.0539	147,664
	2001	10.2785	10.8376	166,943
	2000	10.0000	10.2785	47,213

SC Value Mid Cap Fund - Level 5
	2002	10.8216	10.0289	182,854
	2001	10.2738	10.8216	201,210
	2000	10.0000	10.2738	99,042

SC Value Small Cap Fund - Level 2
	2002	13.0549	10.2435	446,910
	2001	12.1260	13.0549	169,141
	2000	10.0000	12.1260	27,336

SC Value Small Cap Fund - Level 3
	2002	13.0357	10.2181	28,628
	2001	12.1204	13.0357	13,236
	2000	10.0000	12.1204	9,948

SC Value Small Cap Fund - Level 4
	2002	13.0260	10.2053	429,231
	2001	12.1177	13.0260	180,163
	2000	10.0000	12.1177	30,580

SC Value Small Cap Fund - Level 5
	2002	13.0068	10.1799	496,050
	2001	12.1121	13.0068	183,767
	2000	10.0000	12.1121	30,730

SC INVESCO Technology Fund - Level 2
	2002	7.0973	0	0
	2001	10.0000	7.0973	11,348

SC INVESCO Technology Fund - Level 3
	2002	0	0	0
	2001	10.0000	0	0

SC INVESCO Technology Fund - Level 4
	2002	7.0900	0	0
	2001	10.0000	7.0900	13,185

SC INVESCO Technology Fund - Level 5
	2002	7.0852	0	0
	2001	10.0000	7.0852	118,706

SC INVESCO Telecommunications Fund - Level 2
	2002	5.5224	0	0
	2001	10.0000	5.5224	7,957

SC INVESCO Telecommunications Fund - Level 3
	2002	0	0	0
	2001	10.0000	0	0

SC INVESCO Telecommunications Fund - Level 4
	2002	5.5167	0	0
	2001	10.0000	5.5167	6,995

SC INVESCO Telecommunications Fund - Level 5
	2002	5.5130	0	0
	2001	10.0000	5.5130	8,661

SC INVESCO Health Sciences Fund - Level 2
	2002	10.1591	0	0
	2001	10.0000	10.1591	33,355

SC INVESCO Health Sciences Fund - Level 3
	2002	0	0	0
	2001	10.0000	0	0

SC INVESCO Health Sciences Fund - Level 4
	2002	10.1488	0	0
	2001	10.0000	10.1488	42,948

SC INVESCO Health Sciences Fund - Level 5
	2002	10.1419	0	0
	2001	10.0000	10.1419	67,484

SC INVESCO Energy Fund - Level 2
	2002	8.5158	0	0
	2001	10.0000	8.5158	9,910

SCl INVESCO Energy Fund - Level 3
	2002	0	0	0
	2001	10.0000	0	0

SC INVESCO Energy Fund - Level 4
	2002	8.5072	0	0
	2001	10.0000	8.5072	8,316

SC INVESCO Energy Fund - Level 5
	2002	8.5014	0	0
	2001	10.0000	8.5014	20,071

SC Neuberger Berman Mid Cap Value Fund - Level 2
	2002	9.8191	8.7811	101,083
	2001	10.0000	9.8191	13,372

SC Neuberger Berman Mid Cap Value Fund - Level 3
	2002	0	0	0
	2001	10.0000	0	0

SC Neuberger Berman Mid Cap Value Fund - Level 4
	2002	9.8091	8.7588	46,621
	2001	10.0000	9.8091	10,077

SC Neuberger Berman Mid Cap Value Fund - Level 5
	2002	9.8024	8.7440	59,671
	2001	10.0000	9.8024	20,082

SC Neuberger Berman Mid Cap Growth Fund - Level 2
	2002	8.6811	6.0680	71,608
	2001	10.0000	8.6811	48,241

SC Neuberger Berman Mid Cap Growth Fund - Level 3
	2002	0	0	0
	2001	10.0000	0	0

SC Neuberger Berman Mid Cap Growth Fund - Level 4
	2002	8.6723	6.0526	26,537
	2001	10.0000	8.6723	19,765

SC Neuberger Berman Mid Cap Growth Fund - Level 5
	2002	8.6664	6.0423	34,867
	2001	10.0000	8.6664	12,453

SC Alger Growth Fund - Level 2
	2002	10.0000	7.5142	48,548

SC Alger Growth Fund - Level 3
	2002	10.0000	0	0

SC Alger Growth Fund - Level 4
	2002	10.0000	7.5065	80,823

SC Alger Growth Fund - Level 5
	2002	10.0000	7.5014	81,551

SC Alger Income & Growth Fund - Level 2
	2002	10.0000	7.7990	55,144

SC Alger Income & Growth Fund - Level 3
	2002	10.0000	0	0

SC Alger Income & Growth Fund - Level 4
	2002	10.0000	7.7910	58,436

SC Alger Income & Growth Fund - Level 5
	2002	10.0000	7.7857	101,951

SC Alger Small Capitalization Fund - Level 2
	2002	10.0000	7.6816	7,093

SC Alger Small Capitalization Fund - Level 3
	2002	10.0000	0	0

SC Alger Small Capitalization Fund - Level 4
	2002	10.0000	7.6737	26,323

SC Alger Small Capitalization Fund - Level 5
	2002	10.0000	7.6685	27,430

Sun Capital All Cap Fund - Level 2
	2002	10.0000	0	0

Sun Capital All Cap Fund - Level 3
	2002	10.0000	0	0

Sun Capital All Cap Fund - Level 4
	2002	10.0000	7.4912	500

Sun Capital All Cap Fund - Level 5
	2002	10.0000	7.4861	839

Templeton Growth Securities Fund - Level 2
	2002	10.0000	10.5995	158

Templeton Growth Securities Fund - Level 3
	2002	10.0000	0	0

Templeton Growth Securities Fund - Level 4
	2002	10.0000	0	0

Templeton Growth Securities Fund - Level 5
	2002	10.0000	10.5927	1,119

Templeton Foreign Securities Fund - Level 2
	2002	10.0000	10.4595	22,607

Templeton Foreign Securities Fund - Level 3
	2002	10.0000	0	0

Templeton Foreign Securities Fund - Level 4
	2002	10.0000	10.4555	2,868

Templeton Foreign Securities Fund - Level 5
	2002	10.0000	0	0


PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS
	A.	Condensed Financial Information - Accumulation Unit Values

(Part A)

	B.	Financial Statements of the Depositor (Part B)
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		1.	Consolidated Statements of Income, Years Ended December 31, 2002, 2001 and 2000;
		2.	Consolidated Balance Sheets, December 31, 2002 and 2001,
		3.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2002, 2001 and 2000;
		4.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2002, 2001 and 2000;
		5.	Consolidated Statements of Cash Flows, Years Ended December 31, 2002, 2001 and 2000;
		6.	Notes to Consolidated Financial Statements; and
		7.	Independent Auditors' Report.

	C.	Financial Statements of the Registrant (Part B)

		1.	Statement of Condition, December 31, 2002;
		2.	Statement of Operations, Year Ended December 31, 2002;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2002 and December 31, 2001;
		4.	Notes to Financial Statements; and
		5.	Independent Auditors' Report.
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(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)

Resolution of Board of Directors of the depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to Exhibit 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)	Not Applicable;

(3)(a)

Distribution Agreement between the Depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(i) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Exhibit 3(b)(ii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998); and

(b)(iii)

Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(iii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)

Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract (Filed as Exhibit 4(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-30844, filed on June 9, 2000);

(b)

Form of Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Filed as Exhibit 4(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-30844, filed on June 9, 2000);

(c)

Form of Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Filed as Exhibit 4(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-30844, filed on June 9, 2000);

(d)

Form of Revised Specification Page to be issued in connection with Certificate, filed as Exhibit 4(b); (e) Form of Revised Specification Page to be issued in connection with Individual Annuity Contract, filed as Exhibit 4(c);

(5)(a)

Form of Application to be used with Contracts filed as Exhibits 4(a) and 4(c) (Filed as Exhibit 4(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-30844, filed on June 9, 2000);

(b)

Form of Application to be used with Certificate filed as Exhibit 4(b) (Filed as Exhibit 4(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-30844, filed on June 9, 2000);

(c)	Form of Revised Application to be used with Certificate, filed as Exhibit 4(b) and Contract, filed as Exhibit 4(c);

(6)(a)

Certificate of Incorporation and By-laws of the Depositor (Incorporated herein by reference to Exhibits 3(a) and 3(b), respectively, to the Registration Statement of the Depositor on Form S-1, File No. 333-37907, filed on October 14, 1997);

(b)

By-Laws of the Depositor, as amended effective as of January 1, 2000 (Filed as Exhibit 4(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-30844, filed on June 9, 2000.);

(7)	Not Applicable;

(8)(a)

Form of Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Filed as Exhibit 8(a) to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 26, 1999);

(b)(i)

Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and the Depositor (Filed as Exhibit 8(b)(i) to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 26, 1999);

(ii)

Form of Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(ii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(iii)

Form of Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(iii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(c)

Form of Fund Participation Agreement between the Depositor and J.P. Morgan Services Trust II (Filed as Exhibit 8(c) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(d)

Form of Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, the Depositor and Massachusetts Financial Services Company (Filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(e)

Form of Participation Agreement dated February 17, 1998 by and among OCC Accumulation Trust, the Depositor and OCC Distributors (Filed as Exhibit 8(e) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(f)

Form of Participation Agreement dated February, 1998 by and among the Depositor, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. (Filed as Exhibit 8(f) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(g)

Form of Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Filed as Exhibit 8(g) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(h)

Form of Participation Agreement dated August 18, 1999 by and among the Depositor, Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Filed as Exhibit 8(h) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(i)

Form of Participation Agreement dated as of February 17, 1998 by and among the Depositor, Salomon Brothers Variable Series Funds Inc., and Salomon Brothers Asset Management Inc. (Incorporated by reference from Exhibit 8(i) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-41438 filed September 25, 2000);

(j)

Form of Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001.)

(k)

Form of Participation Agreement dated April 15, 2001 by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed July 27, 2001.

(l)(i)

Form of Participation Agreement dated December 1, 1996 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated by reference from Pre-Effective Amendment No. 1 to the Registraion Statement on Form S-6. File No. 333-13087, filed January 1, 1997).

(l)(ii)

Form of Amendment No. 1 dated May 1, 2001 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001).

(m)

Form of Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed July 27, 2001).

(9)

Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Filed as Exhibit 9 to the Registration Statement on Form N-4, File No. 333-30844, filed on February 23, 2000);

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(10)(a)	Consent of Independent Auditors*;
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(b)	Representation of Counsel pursuant to Rule 485(b)*

(11)	Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 1999, filed on March 22, 2000);

(12)	Not Applicable;

(13)

Schedule for Computation of Performance Quotations (Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on April 29, 1998);

(14)	Not Applicable;

(15)	Powers of Attorney (Incorporated by reference from Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-30844, filed on February 9, 2001);
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(16)

Organizational Chart (Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on Form N-4, File Nos. 333-01043, 811-07543, filed on February 26, 2003.)

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* Filed herewith Item 25

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DIRECTORS AND OFFICERS OF THE DEPOSITOR
Name and	Principal Positions and Officers
Business Address	With Depositor

Donald A. Stewart	Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

C. James Prieur	Chairman and Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

James A. McNulty, III	Director
12 Wild Holly Lane
Medfield, MA 02052

David D. Horn	Director
257 Lake Street
P.O. Box 24
New Vineyard, ME 04956

Paul W. Derksen	Director
150 King Street West
Toronto, Ontario
Canada M5H IJ9

S. Caesar Raboy	Director
220 Boylston Street
Boston, MA 02110

Robert C. Salipante	President & Director
One Sun Life Executive Park
Wellesley Hills, MA 02481

David K. Stevenson	Director
359 Grove Street
Needham, MA 02492

William W. Stinson	Director
1001 13th Avenue S.W.
Calgary, Alberta
Canada T2R 0L5

James C. Baillie	Director
Torys
Suite 300, Maritime Life Tower
Toronto, Ontario MSK 1N2

Claude A. Accum	Vice President and Chief Actuary
One Sun Life Executive Park
Wellesley Hills, MA 02481

James M.A. Anderson	Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Nancy L. Conlin	Vice President and Chief Counsel
One Sun Life Executive Park
Wellesley Hills, MA 02481

Peter F. Demuth	Vice President, Chief Strategy and Business
One Sun Life Executive Park	Development Officer
Wellesley Hills, MA 02481

Mark W. DeTora	Vice President, Individual Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

Ellen B. King	Assistant Vice President and Senior Counsel
One Sun Life Executive Park	and Secretary
Wellesley Hills, MA 02481

Philip K. Polkinghorn	Vice President, Annuities
112 Worcester Street
Wellesley Hills, MA 02481

Davey S. Scoon	Vice President, and Chief Financial and
One Sun Life Executive Park	Administrative Officer & Treasurer
Wellesley Hills, MA 02481

James R. Smith	Vice President & Chief Information Officer
One Sun Life Executive Park
Wellesley Hills, MA 02481

Janet V. Whitehouse	Vice President, Human Resources &
One Sun Life Executive Park	Administrative Services
Wellesley Hills, MA 02481

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Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 16 to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4, File Nos. 333-01043, 811-07543, filed February 26, 2003.

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None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

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As of April 4, 2003, there were 11,016 qualified and 15,019 non-qualified Contracts issued and outstanding.

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Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective as of January 1, 2000 (a copy of which is filed herewith), provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.

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Name and Principal	Positions and Officers
Business Address*	with Underwriter

Jane Wolak	President
Davey S. Scoon	Treasurer and Director
James M.A. Anderson	Director
James A. McNulty, III	Director
George E. Maden	Secretary and Clerk
William T. Evers	Assistant Secretary and Clerk
Imants Sakson	Vice President
Norton A. Goss, II	Vice President & Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Nancy C. Atherton	Tax Officer

-------------

* The principal business address of all directors and officers of the principal underwriter, except for Wolak, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Wolak is 112 Worcester Street, Wellesley Hills, MA

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(a) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:
(a)

To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)

To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or simiilar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)

Representation with respect to Section 26(e)of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

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As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 24th day of April, 2003.
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ ROBERT C. SALIPANTE
Robert C. Salipante President & Director

Attest:      /s/ EDWARD M. SHEA

             Edward M. Shea

             Assistant Vice President &

             Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ ROBERT C. SALIPANTE	President and Director	April 24, 2003
Robert C. Salipante	(Principal Executive Officer)

/s/ DAVEY S. SCOON	Vice President & Chief Administrative and	April 24, 2003
Davey S. Scoon	Financial Officer &Treasurer
(Principal Financial and Accounting Officer)

/s/ EDWARD M. SHEA	Attorney-in-Fact for	April 24, 2003
Edward M. Shea	C. James Prieur, Chairman and Director
Donald A. Stewart , Director
David D. Horn, Director
James A. McNulty,, Director
S. Caesar Raboy, Director
William W. Stinson, Director
James C. Baillie, Director

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EXHIBIT INDEX

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(10)(a) Consent of Auditors

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10 (b) Representation of Counsel